UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06557
STI Classic Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 06/30/07
Item 1. Schedule of Investments.

STI CLASSIC EQUITY FUNDS
Aggressive Growth Stock Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (100.0%)
Consumer Discretionary (23.8%)
Best Buy Co., Inc.	131,400	$6,132
Blue Nile, Inc. *	168,300	10,165
Coach, Inc. *	175,400	8,312
eBay, Inc. *	372,700	11,993
Life Time Fitness, Inc. * (c)	92,000	4,897
Monster Worldwide, Inc. *	186,900	7,682
Nordstrom, Inc. (c)	119,400	6,104
Nutri/System, Inc. *	81,400	5,685
Starbucks Corp. *	397,700	10,436
Urban Outfitters, Inc. * (c)	134,300	3,227
VistaPrint Ltd. *	9,100	348
Walt Disney Co. (The)	224,300	7,658

		82,639

Consumer Staples (1.5%)
Archer-Daniels-Midland Co.	160,400	5,308

Financials (11.6%)
BlackRock, Inc., Cl A	65,300	10,225
CB Richard Ellis Group, Inc., Cl A *	124,500	4,544
Euronet Worldwide, Inc. *	224,300	6,541
Huron Consulting Group, Inc. *	108,200	7,900
Legg Mason, Inc.	46,800	4,604
Portfolio Recovery Associates, Inc.	106,700	6,404

		40,218

Health Care (19.1%)
Alcon, Inc.	26,300	3,548
Allscripts Healthcare Solutions, Inc. *(c)	81,400	2,074
Celgene Corp. * (c)	62,900	3,606
Covance, Inc. *	59,600	4,086
Edwards Lifesciences Corp. *	37,500	1,850
Genentech, Inc. *	151,500	11,462
Gilead Sciences, Inc. * (c)	325,300	12,613
Hologic, Inc. * (c)	46,400	2,566
IDEXX Laboratories, Inc. *	43,500	4,116
Kyphon, Inc. * (c)	90,000	4,334
Psychiatric Solutions, Inc. * (c)	285,100	10,338
Varian Medical Systems, Inc. *	79,600	3,384
VCA Antech, Inc. *	55,700	2,099

		66,076

Industrials (3.2%)
First Solar, Inc. * (c)	126,200	11,268

Information Technology (33.0%)
Adobe Systems, Inc. *	80,200	3,220
Akamai Technologies, Inc. * (c)	173,400	8,434
Apple, Inc. *	144,500	17,636
aQuantive, Inc. * (c)	49,800	3,177
Atheros Communications *	87,600	2,702
Cognizant Technology Solutions Corp., Cl A *	227,600	17,090

	Shares	Value
Equinix, Inc. *	9,600	878
F5 Networks, Inc. * (c)	55,900	4,506
Google, Inc., Cl A *	28,400	14,864
Paychex, Inc. (c)	182,900	7,155
QUALCOMM, Inc.	245,700	10,661
Riverbed Technology, Inc. * (c)	79,300	3,475
SunPower Corp., Cl A * (c)	181,500	11,444
Yahoo!, Inc. * (c)	334,700	9,080

		114,322

Telecommunication Services (7.8%)
American Tower Corp., Cl A *	90,400	3,797
NII Holdings, Inc. * (c)	209,200	16,891
Time Warner Telecom, Inc., Cl A *	313,700	6,305

		26,993

Total Common Stocks (Cost $275,054)		346,824

Short-Term Investment (15.1%)
Credit Suisse Enhanced Liquidity Fund (b)	52,263,840	52,264

Total Short-Term Investment (Cost $52,264)		52,264

Total Investments (Cost $327,318) (a) - 115.1%		399,088
Liabilities in excess of other assets - (15.1)%		(52,281)

Net Assets – 100.0%		$346,807

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $328,616 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$78,746
Unrealized Depreciation	(8,274)

Unrealized Appreciation (Depreciation)	$70,472

(b)	This security was purchased with cash collateral held from securities lending.
(c)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $50,473.
Cl – Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Emerging Growth Stock Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (99.0%)
Consumer Discretionary (14.3%)
Blue Nile, Inc. *	60,500	$3,654
Life Time Fitness, Inc. * (b)	25,400	1,352
Monster Worldwide, Inc. *	67,800	2,787
Nordstrom, Inc. (b)	66,700	3,410
Polo Ralph Lauren Corp.	36,900	3,620
Steiner Leisure Ltd. *	24,700	1,213
True Religion Apparel, Inc. * (b)	36,100	734
VistaPrint Ltd. * (b)	53,600	2,050

		18,820

Consumer Staples (4.1%)
Bare Escentuals, Inc. *	90,300	3,084
Inter Parfums, Inc.	50,100	1,334
Jones Soda Co. * (b)	66,200	928

		5,346

Financials (19.3%)
BlackRock, Inc., Cl A	27,200	4,259
CB Richard Ellis Group, Inc., Cl A *	96,000	3,504
eHealth, Inc. * (b)	156,300	2,984
Euronet Worldwide, Inc. *	140,600	4,100
Greenhill & Co., Inc.	18,500	1,271
Huron Consulting Group, Inc. *	82,400	6,016
Portfolio Recovery Associates, Inc.	54,700	3,283

		25,417

Health Care (16.8%)
Amylin Pharmaceuticals, Inc. * (b)	30,200	1,243
HMS Holdings Corp. *	121,800	2,331
Hologic, Inc. * (b)	42,900	2,373
IDEXX Laboratories, Inc. *	17,800	1,684
Intuitive Surgical, Inc. *	10,700	1,485
Kyphon, Inc. * (b)	66,800	3,216
Medivation, Inc. * (b)	32,300	660
Myriad Genetics, Inc. * (b)	32,000	1,190
Psychiatric Solutions, Inc. * (b)	127,800	4,634
United Therapeutics Corp. * (b)	9,600	612
Varian Medical Systems, Inc. *	48,200	2,049
Vertex Pharmaceuticals, Inc. *	23,200	663

		22,140

Industrials (6.9%)
First Solar, Inc. * (b)	67,900	6,062
Fuel Tech, Inc. *	62,800	2,151
Taleo Corp., Cl A *	38,600	870

		9,083

Information Technology (28.0%)
Akamai Technologies, Inc. *	68,300	3,322
Atheros Communications *	65,600	2,023
Cognizant Technology Solutions Corp., Cl A *	64,900	4,873
DealerTrack Holdings, Inc. *	35,700	1,315
Equinix, Inc. * (b)	21,300	1,948

	Shares	Value
F5 Networks, Inc. *	31,000	2,499
LoopNet, Inc. *	62,600	1,460
Marchex, Inc., Cl B (b)	90,000	1,469
Omniture, Inc. * (b)	68,700	1,575
Riverbed Technology, Inc. * (b)	63,700	2,791
Starent Networks Corp. * (b)	191,200	2,811
SunPower Corp., Cl A * (b)	74,200	4,678
Unica Corp. * (b)	37,500	619
ValueClick, Inc. *	52,500	1,547
ViaSat, Inc. *	81,800	2,626
Visual Sciences, Inc. * (b)	91,100	1,409

		36,965

Telecommunication Services (9.6%)
Cbeyond, Inc. * (b)	52,700	2,029
Crown Castle International Corp. *	70,200	2,546
NII Holdings, Inc. *	64,400	5,201
Time Warner Telecom, Inc., Cl A *	142,200	2,858

		12,634

Total Common Stocks (Cost $105,780)		130,405

Short-Term Investment (18.0%)
Credit Suisse Enhanced Liquidity Fund (c)	23,658,825	23,659

Total Short-Term Investment (Cost $23,659)		23,659

Money Market Fund (1.7%)
STI Classic Institutional Cash	2,231,832	2,232

Management Money Market Fund (d)
Total Money Market Fund (Cost $2,232)		2,232

Total Investments (Cost $131,671) (a) — 118.7%		156,296
Liabilities in excess of other assets — (18.7)%		(24,531)

Net Assets — 100.0%		$131,765

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $131,963 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$27,057
Unrealized Depreciation	(2,724)

Unrealized Appreciation (Depreciation)	$24,333

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $ 22,921.
(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
Cl – Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
International Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Foreign Common Stocks (96.8%)
Australia (4.8%)
Australia & New Zealand Banking	239,021	$5,873
Group Ltd.
Babcock & Brown Ltd.	300,414	8,169
BlueScope Steel Ltd.	467,790	4,100
Challenger Financial Services Group Ltd.	880,474	4,351
Coca-Cola Amatil Ltd.	495,585	4,007
Downer EDI Ltd.	524,697	3,273
Macquarie Airports	936,777	3,208
Macquarie Bank Ltd. (b)	68,357	4,925
Macquarie Infrastructure Group	1,342,434	4,096
Pacific Brands Ltd.	1,384,067	4,047
Qantas Airways Ltd. (b)	1,087,977	5,164
QBE Insurance Group Ltd. (b)	233,201	6,167
Sims Group Ltd.	125,899	2,828

		60,208

Belgium (0.6%)
Delhaize Group (b)	82,456	8,129

China (0.5%)
China Shipping Development Co. Ltd.	2,524,406	5,837

Finland (1.2%)
Nokia Corp., Cl A	542,232	15,271

France (10.0%)
Air France-KLM	142,752	6,682
BNP Paribas (b)	105,398	12,604
Bouygues SA	62,063	5,223
Capgemini SA	95,833	7,051
Compagnie de Saint-Gobain (b)	64,107	7,233
Credit Agricole SA	104,525	4,271
Esso Ste. Anonyme Francaise (b)	7,276	2,257
France Telecom SA	261,715	7,225
Lafarge SA (b)	61,976	11,356
Publicis Groupe. (b)	147,357	6,511
SCOR SE (b)	141,102	3,846
Societe Generale	33,118	6,164
SUEZ SA	166,486	9,573
Total SA	190,316	15,521
VINCI SA	146,112	10,970
Vivendi Universal SA	227,124	9,808

		126,295

Germany (9.7%)
Allianz SE	68,895	16,093
BASF AG (b)	99,894	13,093
Continental AG (b)	32,670	4,597
Deutsche Bank AG	100,399	14,565
Deutsche Lufthansa AG (b)	216,487	6,047

	Shares
	or
	Principal
	Amount	Value
Deutsche Telekom AG	112,336	2,074
E.ON AG (b)	98,284	16,438
Henkel KGaA (b)	158,535	8,374
MAN AG (b)	96,328	13,805
Muenchener	52,930	9,720
Rueckversicherungs-Gesellschaft AG (b)
Stada Arzneimittel AG (b)	112,509	7,188
ThyssenKrupp AG	176,784	10,491

		122,485

Greece (0.2%)
Hellenic Petroleum SA	178,497	2,879

Hong Kong (2.8%)
Agile Property Holdings Ltd.	2,051,182	2,686
Cheung Kong Holdings Ltd.	280,756	3,677
China Coal Energy Co. *	3,479,155	5,215
CLP Holdings Ltd.	354,569	2,378
Go-Ahead Group PLC (The)	106,404	5,597
Guoco Group Ltd.	165,907	2,328
Huaneng Power International, Inc.	1,561	2
Industrial & Commercial Bank of China Ltd.	1,110,215	2,360
NWS Holdings Ltd.	873,570	2,179
Orient Overseas International Ltd.	381,527	3,728
Pacific Basin Shipping Ltd.	4,947,085	5,568

		35,718

Ireland (2.3%)
Allied Irish Banks PLC	280,836	7,681
Anglo Irish Bank Corp. PLC	271,466	5,584
Bank of Ireland	282,473	5,711
CRH PLC	192,905	9,563

		28,539

Italy (3.3%)
Enel SpA (b)	924,857	9,982
Eni SpA (b)	325,153	11,836
Intesa Sanpaolo	300,777	2,113
Mediaset SpA (b)	711,288	7,369
UniCredito Italiano SpA	1,129,005	10,130

		41,430

Japan (19.7%)
ARCS Co. Ltd.	42,037	666
Astellas Pharma, Inc.	52,216	2,273
Canon, Inc.	122,533	7,196
Daicel Chemical Industries Ltd.	1,213,288	7,914
Daiichi Sankyo Co. Ltd.	196,600	5,222
Denki Kagaku Kogyo Kabushiki Kaisha	816,067	3,679
East Japan Railway Co.	1,246	9,615
Futaba Industrial Co. Ltd.	99,409	2,406
Honda Motor Co. Ltd.	131,022	4,789
ITOCHU Corp.	807,531	9,367
Joint Corp.	78,500	2,468
KDDI Corp.	839	6,222
Komatsu Ltd. (b)	289,004	8,404
Makino Milling Machine Co. Ltd.	291,933	4,174
Makita Corp. (b)	85,110	3,789
Matsushita Electric Industrial Co. Ltd.	125,411	2,491
Mitsubishi Corp.	109,023	2,860
Mitsubishi Estate Co. Ltd.	65,411	1,780
Mitsubishi UFJ Financial Group, Inc. (b)	291	3,215

	Shares
	or
	Principal
	Amount	Value
Mitsui & Co. Ltd.	514,701	10,264
Mitsui Fudosan Co. Ltd.	84,000	2,361
Mitsui O.S.K. Lines Ltd. (b)	237,800	3,234
Mizuho Financial Group, Inc.	832	5,765
Nihon Parkerizing Co. Ltd.	166,084	2,593
Nintendo Co. Ltd.	7,600	2,784
Nippon Chemi-Con Corp.	550,798	4,680
Nippon Telegraph & Telephone Corp.	1,516	6,736
Nippon Yusen Kabushiki Kaisha	739,043	6,790
Nomura Holdings, Inc.	155,331	3,028
NSK Ltd.	716,799	7,429
Okinawa Electric Power Co., Inc.	87,035	5,104
(The)
ORIX Corp.	53,679	14,148
Resona Holdings, Inc. (b)	487	1,167
Ricoh Co. Ltd.	382,282	8,850
SAN-A Co. Ltd.	35,600	1,053
Sumitomo Corp.	759,441	13,880
Sumitomo Metal Industries Ltd.	1,435,754	8,467
Sumitomo Mitsui Financial Group, Inc.	590	5,511
Taiheiyo Cement Corp. (b)	590,951	2,621
Takeda Pharmaceutical Co. Ltd.	52,648	3,404
Toyota Motor Corp.	393,494	24,930
Urban Corp.	167,100	3,047
Yamaha Motor Co. Ltd.	275,656	8,016
Yamatake Corp.	129,982	3,970

		248,362

Luxemburg (0.1%)
Orco Property Group (b)	7,605	1,207

Netherlands (4.5%)
ABN AMRO Holding NV	260,055	11,982
Aegon NV	303,289	6,009
Akzo Nobel NV	36,319	3,144
ASML Holding NV *	86,389	2,397
Heineken NV	90,015	5,298
ING Groep NV	224,616	9,967
Koninklijke DSM NV (b)	67,220	3,325
Koninklijke KPN NV	568,203	9,474
Vedior NV	168,318	5,059

		56,655

New Zealand (1.0%)
Air New Zealand Ltd.	1,194,500	2,430
Fletcher Building Ltd. (b)	1,017,304	9,683

		12,113

Norway (1.5%)
Orkla ASA	652,557	12,399
Telenor ASA	352,990	6,932

		19,331

Portugal (0.1%)
Energias de Portugal SA	280,498	1,553

Singapore (1.1%)
DBS Group Holdings Ltd.	151,557	2,258
Singapore Airlines Ltd.	211,000	2,592
United Overseas Bank Ltd.	420,806	6,049
Wing Tai Holdings Ltd.	1,109,307	2,885

		13,784

South Korea (0.2%)
POSCO	5,328	2,559

	Shares
	or
	Principal
	Amount	Value
Spain (3.2%)
Banco Bilbao Vizcaya Argentaria SA (b)	435,151	10,718
Banco Santander Central Hispano SA (b)	752,503	13,940
Endesa SA (b)	72,985	3,972
Repsol YPF SA (b)	168,853	6,684
Telefonica SA	200,258	4,483

		39,797

Sweden (2.9%)
Alfa Laval AB	106,752	6,480
H&M Hennes & Mauritz AB	159,785	9,501
Sandvik AB	380,369	7,733
Sandvik AB, Redemption Shares * (b)	140,000	61
Swedish Match AB	166,222	3,221
Telefonaktiebolaget LM Ericsson	2,345,213	9,419

		36,415

Switzerland (6.4%)
Credit Suisse Group	192,226	13,750
Nestle SA	48,294	18,428
Novartis AG	133,361	7,535
Roche Holding Ltd.	82,320	14,655
Swiss Re (b)	84,507	7,743
Xstrata PLC	148,640	8,915
Zurich Financial Services	31,842	9,889

		80,915

United Kingdom (20.7%)
Allied Irish Banks PLC	8,248	227
Anglo American PLC	263,565	15,585
Anglo Irish Bank Corp. PLC	8,087	165
AstraZeneca PLC	259,956	14,004
Aviva PLC	675,285	10,081
Barclays PLC	1,035,986	14,478
BP PLC	1,199,468	14,523
BT Group PLC	1,841,351	12,293
Centrica PLC	1,315,991	10,266
CRH PLC	5,593	277
De La Rue PLC	428,605	6,704
GlaxoSmithKline PLC	541,707	14,194
HBOS PLC	619,139	12,252
Home Retail Group PLC	746,782	6,883
Imperial Tobacco Group PLC	89,916	4,165
International Power PLC	513,423	4,428
J Sainsbury PLC	635,476	7,458
National Express Group PLC	293,021	6,290
Next PLC	144,830	5,842
Royal & Sun Alliance Insurance Group PLC	2,395,464	6,998
Royal Bank of Scotland Group PLC	1,502,718	19,100
(The)
Royal Dutch Shell PLC, Cl A	551,687	22,532
Royal Dutch Shell PLC, Cl B	302,157	12,638
Scottish & Newcastle PLC	223,163	2,870
Tesco PLC	352,897	2,965
Unilever PLC	295,688	9,589
Vodafone Group PLC	5,215,253	17,572
WPP Group PLC	436,389	6,559

		260,938

Total Foreign Common Stocks (Cost $923,462)		1,220,420

	Shares
	or
	Principal
	Amount	Value
Foreign Preferred Stocks (1.2%)
Germany (1.2%)
Fresenius AG, 1.510%	92,652	7,062
ProSiebenSat.1 Media AG, 0.840% (b)	189,440	7,455

Total Foreign Preferred Stocks (Cost $10,590)		14,517

Exchange Traded Funds (0.9%)
iShares MSCI EAFE Index Fund	69,238	5,592
iShares MSCI Emerging Markets Index Fund	42,527	5,599

Total Exchange Traded Funds (Cost $11,162)		11,191

Short-Term Investments (13.9%)
Brown Brothers Harriman & Co.,	$3,595	3,595
Cayman Islands Cash Sweep
Credit Suisse Enhanced Liquidity Fund (c)	171,896,944	171,897

Total Short-Term Investments (Cost $175,492)		175,492

Total Investments (Cost $1,120,706) (a) – 112.8%		1,421,620
Liabilities in excess of other assets – (12.8)%		(161,083)

Net Assets – 100.0%		$1,260,537

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $1,126,866 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$304,948
Unrealized Depreciation	(10,194)

Unrealized Appreciation (Depreciation)	$294,754

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $165,441.
(c)	This security was purchased with cash collateral held from securities lending.
Cl — Class
PLC – Public Limited Company
At June 30, 2007 the Fund’s foreign currency exchange contracts were as follows (amounts in thousands):

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in U.S	Market	Appreciation
Currency	Date	Currency	Dollars ($)	Value ($)	(Depreciation) ($)
Short:
Australian Dollar	7/2/07	3,471	2,900	2,942	(42)
Euro	7/2/07	513	690	695	(5)
Norwegian Krone	7/2/07	16,011	2,700	2,716	(16)
Swedish Krona	7/2/07	6,890	1,000	1,008	(8)

Total Short Contracts			7,290	7,361	(71)

See Notes to Schedules of Portfolio Investments.

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of June 30, 2007, were as follows (unaudited):

Consumer Discretionary	9.2%
Consumer Staples	6.0
Energy	7.7
Financials	27.1
Health Care	6.0
Industrials	15.7
Information Technology	4.6
Materials	9.3
Short — Term Investments	14.8
Telecommunication Services	6.2
Transportation & Services	1.2
Utilities	5.0

STI CLASSIC EQUITY FUNDS
International Equity Index Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Common Stock (0.0%)
United States (0.0%)
Ship Finance International Ltd.	100	$3

Total Common Stock (Cost $2)		3

Foreign Common Stocks (97.6%)
Australia (3.9%)
AGL Energy Ltd.	26,548	341
Alinta Ltd.	30,228	390
Alumina Ltd.	69,130	456
Amcor Ltd.	55,183	349
AMP Ltd.	110,790	950
Aristocrat Leisure Ltd. (b)	21,480	262
Asciano Group * (b)	27,549	237
Australia & New Zealand Banking Group Ltd.	89,182	2,191
AXA Asia Pacific Holdings Ltd.	53,373	336
BHP Billiton Ltd.	183,500	5,449
BlueScope Steel Ltd.	44,489	390
Boral Ltd.	36,417	271
Brambles Ltd. * (b)	93,999	970
Centro Properties Group	51,749	373
Coca-Cola Amatil Ltd.	32,204	260
Coles Myer Ltd.	69,510	950
Commonwealth Bank of Australia	61,251	2,868
Computershare Ltd.	31,194	299
CSL Ltd.	11,257	840
CSR Ltd.	53,772	159
Fairfax Media Ltd. (b)	73,058	291
Foster’s Group Ltd.	124,196	672
GPT Group	125,010	494
Insurance Australia Group Ltd.	104,249	504
Lend Lease Corp. Ltd.	22,053	347
Lion Nathan Ltd.	17,992	141
Macquarie Bank Ltd. (b)	15,550	1,120
Macquarie Goodman Group	86,945	495
Macquarie Infrastructure Group	157,769	481
Mirvac Group Ltd.	61,701	298
National Australia Bank Ltd.	77,321	2,688
Newcrest Mining Ltd.	20,494	397
Orica Ltd.	19,044	481
Origin Energy Ltd.	53,228	448
Perpetual Ltd. (b)	2,270	151
QBE Insurance Group Ltd. (b)	39,627	1,048
Rinker Group Ltd.	11,986	191
Rio Tinto Group Ltd. (b)	14,913	1,249
Santos Ltd. (b)	36,644	433
Sonic Healthcare Ltd.	17,439	223
Stockland Trust Group	87,820	607

	Shares
	or
	Principal
	Amount	Value
Suncorp-Metway Ltd.	52,406	896
Sydney Roads Group (b)	52,589	63
TABCORP Holdings Ltd. (b)	32,143	467
Telstra Corp. Ltd. (b)	151,770	590
Toll Holdings Ltd. (b)	32,923	404
Transurban Group (b)	61,523	418
Wesfarmers Ltd.	23,209	900
Westfield Group	98,441	1,665
Westpac Banking Corp.	88,946	1,935
Woodside Petroleum Ltd.	28,576	1,108
Woolworths Ltd.	61,695	1,412
WorleyParsons Ltd.	9,064	261
Zinifex Ltd.	29,815	476

		41,695

Austria (1.6%)
BETandWIN.com Interactive	6,094	204
Entertainment AG * (b)
BOHLER-UDDEHOLM AG (b)	2,521	252
Erste Bank der oesterreichischen	32,053	2,506
Sparkassen AG
Flughafen Wien AG	2,453	243
Immofinanz Immobilien Anlagen AG *	104,552	1,530
Meinl European Land Ltd. *	70,088	2,010
Oesterreichische Elektrizitaeswirtschafts AG	16,456	844
OMV AG	33,863	2,268
Raiffeisen International Bank-Holding AG (b)	7,037	1,121
RHI AG *	6,010	329
Telekom Austria AG	69,825	1,748
Voest-Alpine AG (b)	22,505	1,904
Wiener Staedtische Allgemeine	7,359	526
Versicherung AG
Wienerberger AG	14,090	1,043

		16,528

Belgium (1.9%)
Agfa-Gevaert NV	19,361	502
Barco NV	1,696	158
Belgacom (b)	17,982	799
Delhaize Group (b)	9,940	980
Dexia Group	53,974	1,695
Fortis	139,668	5,956
Groep Colruyt	2,498	524
Groupe Bruxelles Lambert SA	10,551	1,318
InBev	21,704	1,728
KBC Bank & Insurance Holding Co. NV	20,688	2,800
Mobistar SA (b)	4,754	407
NV Bekaert SA (b)	1,916	282
NV Umicore SA	3,712	810
Omega Pharma NV	2,854	248
Solvay SA	7,178	1,135
UCB SA	15,383	913

		20,255

Denmark (1.4%)
A.P. Moller-Maersk A/S	142	1,718
Bang & Olufsen A/S, Cl B (b)	1,560	187
Carlsberg A/S, Cl B (b)	4,525	549
Coloplast A/S, Cl B (b)	3,994	325
Danisco A/S (b)	7,359	551

	Shares
	or
	Principal
	Amount	Value
Danske Bank A/S	43,168	1,774
DSV A/S	25,250	497
FLS Industries A/S	8,000	632
GN Store Nord A/S *	30,900	365
H. Lundbeck A/S	8,000	204
Jyske Bank A/S *	8,875	642
Novo Nordisk A/S, Cl B	28,637	3,124
Novozymes A/S, Cl B	6,870	800
Sydbank A/S	9,450	454
Topdanmark A/S *	2,650	454
Trygvesta A/S	3,000	236
Vestas Wind Systems A/S *	23,738	1,572
William Demant Holding *	3,807	379

		14,463

Finland (1.0%)
Cargotec Corp., Cl B	2,374	147
Fortum Corp.	27,640	867
Kone Oyj, Cl B	4,749	301
Metso Corp.	8,000	474
Neste Oil Oyj	7,979	315
Nokia Corp., Cl A	209,417	5,897
Sampo PLC, Cl A	26,900	778
Stora Enso Oyj	36,152	684
Tietoenator Oyj	4,612	149
UPM-Kymmene Corp.	32,567	807

		10,419

France (10.8%)
Accor (b)	16,665	1,482
Air France-KLM	11,780	551
Air Liquide SA *	18,050	2,380
Alcatel	193,427	2,717
Alstom * (b)	8,791	1,478
Atos Origin SA *	7,153	449
AXA (b)	119,729	5,187
BNP Paribas	65,375	7,818
Bouygues SA (b)	18,808	1,583
Business Objects SA * (b)	10,060	398
Capgemini SA	13,024	958
Carrefour SA	49,090	3,464
Casino Guichard-Perrachon SA (b)	4,523	459
CNP Assurances SA (b)	4,207	541
Compagnie de Saint-Gobain (b)	27,294	3,079
Compagnie Generale des Etablissements Michelin, Cl B	12,716	1,787
Credit Agricole SA (b)	51,917	2,121
Dassault Systemes SA (b)	5,979	378
Essilor International SA	10,246	1,225
European Aeronautic Defence & Space Co. Eads NV (b)	30,221	986
France Telecom SA (b)	139,915	3,863
Gaz de France (b)	14,726	747
Gecina SA (b)	1,293	217
Groupe Danone	33,062	2,685
Hermes International (b)	7,210	819
Imerys	3,354	341
Klepierre	2,397	409
L’Air Liquide Prime Fidelite *	2,138	282
L’Oreal SA (b)	21,334	2,535
Lafarge SA	11,967	2,193
Lagardere SCA	12,596	1,099
LVMH Moet Hennessy Louis Vuitton SA	18,821	2,179

	Shares
	or
	Principal
	Amount	Value
M6 Metropole Television	6,690	218
Neopost SA (b)	3,346	491
PagesJaunes SA	12,867	271
Pernod Ricard (b)	7,955	1,765
Pinault-Printemps-Redoute SA	6,215	1,090
PSA Peugeot Citroen SA	15,313	1,239
Publicis Groupe. (b)	14,443	638
Renault SA	15,972	2,577
Safran SA (b)	17,324	445
Sanofi-Aventis	81,666	6,642
Schneider Electric SA	19,050	2,685
Societe BIC (b)	2,827	209
Societe Generale	28,209	5,250
Societe Television Francaise 1 (b)	12,230	425
Sodexho Alliance SA	9,909	713
SUEZ SA	84,124	4,837
Technip SA	10,440	866
Thales (b)	9,004	552
Thomson	25,598	489
Total SA	179,690	14,655
Unibail Holding (b)	4,790	1,233
Valeo SA	7,248	390
Vallourec SA (b)	4,508	1,453
Veolia Environnement SA (b)	26,381	2,072
VINCI SA	33,770	2,536
Vivendi Universal SA	96,804	4,180
Zodiac SA (b)	4,017	309

		114,640

Germany (14.0%)
Adidas AG	32,186	2,056
Allianz SE	58,890	13,756
ALTANA AG (b)	11,268	273
BASF AG	62,904	8,245
Bayer AG	96,131	7,261
Beiersdorf AG	15,005	1,071
Bilfinger Berger AG	6,328	562
Celesio AG	13,686	892
Commerzbank AG	80,856	3,857
Continental AG (b)	16,952	2,385
DaimlerChrysler AG	121,664	11,237
Deutsche Bank AG	67,926	9,854
Deutsche Boerse AG	28,813	3,236
Deutsche Lufthansa AG (b)	29,471	823
Deutsche Post AG (b)	102,918	3,334
Deutsche Postbank AG	11,356	996
Deutsche Telekom AG	375,391	6,929
Douglas Holding AG	5,335	349
E.ON AG	81,350	13,606
Heidelberger Druckmaschinen AG	9,890	478
Henkel KGaA (b)	24,552	1,297
Hochtief AG	6,643	725
Hypo Real Estate Holding AG	20,182	1,307
Infineon Technologies AG * (b)	105,941	1,756
IVG Immobilien AG	15,998	631
Karstadt Quelle AG *	10,759	362
Linde AG (b)	15,739	1,895
MAN AG (b)	15,352	2,200
Merck KGaA	9,684	1,328
METRO AG	19,280	1,597
MLP AG (b)	9,241	178
Muenchener	28,290	5,195

	Shares
	or
	Principal
	Amount	Value
Rueckversicherungs-Gesellschaft AG (b)
Rheinmetall AG	6,125	570
RWE AG	58,385	6,203
Salzgitter AG (b)	6,584	1,266
SAP AG (b)	117,761	6,034
Siemens AG	111,257	15,967
Solarworld AG (b)	14,254	658
Suedzucker AG (b)	10,745	239
ThyssenKrupp AG	50,174	2,977
TUI AG * (b)	35,357	976
Volkswagen AG	22,997	3,662
Wincor Nixdorf AG	5,347	492

		148,715

Greece (1.5%)
Alpha Bank SA	67,906	2,141
Coca-Cola HBC	18,820	866
Cosmote Mobile Telecommunications SA	22,920	710
EFG Eurobank Ergasias SA	46,727	1,530
Hellenic Petroleum SA	22,530	363
Hellenic Technodomiki Tev SA	21,600	284
Hellenic Telecommunications Organization SA	55,500	1,720
National Bank of Greece SA	64,264	3,687
OPAP SA	43,550	1,544
Piraeus Bank SA	43,825	1,605
Public Power Corp. SA	18,380	520
Titan Cement Co. SA	12,960	751
Viohalco SA	18,180	283

		16,004

Hong Kong (0.9%)
Bank of East Asia Ltd.	75,406	424
BOC Hong Kong Holdings Ltd.	194,000	462
Cheung Kong Holdings Ltd. (b)	81,000	1,061
CLP Holdings Ltd.	71,600	480
Esprit Holdings Ltd.	56,400	716
Foxconn International Holdings Ltd. * (b)	113,000	324
Hang Seng Bank Ltd.	41,300	559
Henderson Land Development Co. Ltd.	47,000	320
Hong Kong & China Gas Co. Ltd. (The) (b)	195,960	413
Hong Kong Exchanges & Clearing Ltd. (b)	58,000	820
Hongkong Electric Holdings Ltd. (b)	75,000	378
Hutchison Whampoa Ltd.	115,080	1,142
Li & Fung Ltd.	119,400	430
Link REIT (The)	115,500	256
New World Development Co. Ltd.	129,000	323
PCCW Ltd.	215,326	132
Sun Hung Kai Properties Ltd.	73,600	886
Swire Pacific Ltd.	45,000	500
Wharf Holdings Ltd. (The)	66,000	264

		9,890

Ireland (1.1%)
Allied Irish Banks PLC	78,912	2,158
Bank of Ireland	97,601	1,973
C&C Group PLC	39,400	532
CRH PLC	50,822	2,519
DCC PLC	9,656	326

	Shares
	or
	Principal
	Amount	Value
DEPFA Bank PLC	54,497	961
Elan Corp. PLC *	6,047	132
Grafton Group PLC *	27,304	390
Independent News & Media PLC	156	1
Independent News & Media PLC	82,671	420
Irish Life & Permanent PLC	31,495	797
Kerry Group PLC	320	9
Kerry Group PLC, Cl A	16,342	458
Kingspan Group PLC	14,621	411
Ryanair Holdings PLC *	46,355	311

		11,398

Italy (8.9%)
Alleanza Assicurazioni SpA (b)	39,131	513
Arnoldo Mondadori Editore SpA (b)	26,578	261
Assicurazioni Generali SpA (b)	171,912	6,924
Autogrill SpA	23,167	492
Autostrade SpA (b)	56,439	1,880
Banca Intesa SpA (b)	1,364,085	10,209
Banca Monte dei Paschi di Siena SpA (b)	215,380	1,462
Banca Popolare di Milano Scarl SpA (b)	94,487	1,447
Banco Popolare di Verona e Novara Scrl SpA (b)	79,054	2,283
Bulgari SpA	34,101	550
Capitalia SpA (b)	323,030	3,222
Enel SpA (b)	741,353	8,001
Eni SpA (b)	477,572	17,386
Fiat SpA (b)	135,229	4,039
Finmeccanica SpA (b)	52,771	1,630
Fondiaria-Sai SpA (b)	16,849	818
Intesa Sanpaolo	141,949	997
Italcementi SpA	16,129	500
Lottomatica SpA (b)	15,521	620
Luxottica Group SpA	30,783	1,199
Mediaset SpA	172,602	1,788
MEDIOBANCA-Banca di Credito Finanziario SpA	100,255	2,287
Mediolanum SpA (b)	58,075	486
Pirelli & C. SpA *	655,257	784
Seat Pagine Gialle SpA	933,437	562
Snam Rete Gas SpA (b)	200,389	1,189
Telecom Italia RNC SpA	1,020,098	2,268
Telecom Italia SpA (b)	1,870,093	5,138
Terna SpA (b)	273,192	946
UniCredito Italiano SpA	1,373,139	12,320
Unione di Banche Italiane Scpa (b)	122,737	3,131

		95,332

Japan (21.6%)
77 Bank Ltd.	33,000	214
Acom Co. Ltd. (b)	5,950	214
Advantest Corp.	15,900	694
AEON Co. Ltd.	53,800	1,001
AEON Credit Service Co. Ltd. (b)	9,000	143
Aiful Corp. (b)	7,800	224
Aisin Seiki Co. Ltd.	18,200	670
Ajinomoto Co., Inc. (b)	61,000	704
All Nippon Airways Co. Ltd.	64,000	244
Alps Electric Co. Ltd.	17,800	178
Amada Co. Ltd.	36,000	451
Ariake Japan Co. Ltd.	40	1

	Shares
	or
	Principal
	Amount	Value
Asahi Breweries Ltd. (b)	40,300	626
Asahi Glass Co. Ltd. (b)	77,000	1,041
Asahi Kasei Corp.	105,000	691
Astellas Pharma, Inc.	42,861	1,866
Bank of Yokohama Ltd. (The)	119,000	835
Benesse Corp.	6,900	200
Bridgestone Corp. (b)	51,900	1,113
Canon, Inc.	82,000	4,815
Casio Computer Co. Ltd. (b)	23,600	369
Central Japan Railway Co.	128	1,352
Chiba Bank Ltd. (The)	76,000	675
Chubu Electric Power Co., Inc.	51,200	1,360
Chugai Pharmaceutical Co. Ltd. (b)	27,900	502
Citizen Holdings Co. Ltd. (b)	34,100	308
Credit Saison Co. Ltd. (b)	16,200	422
CSK Corp.	5,900	208
Dai Nippon Printing Co. Ltd.	57,000	851
Daiichi Sankyo Co. Ltd.	59,025	1,568
Daikin Industries Ltd.	20,900	762
Daimaru, Inc. (The)	22,000	263
Dainippon Ink & Chemicals, Inc.	63,000	244
Daito Trust Construction Co. Ltd.	8,200	391
Daiwa House Industry Co. Ltd.	46,000	658
Daiwa Securities Group, Inc.	112,000	1,195
Denki Kagaku Kogyo Kabushiki Kaisha	49,000	221
DENSO Corp.	30,600	1,198
Dentsu, Inc.	194	550
DOWA Mining Co. Ltd. (b)	25,000	267
East Japan Railway Co.	268	2,068
Eisai Co. Ltd.	21,200	926
Electric Power Development Co. Ltd. (b)	14,920	594
FANUC Ltd.	15,700	1,622
Fast Retailing Co. Ltd.	5,300	378
Fuji Electic Holdings Co. Ltd.	56,000	285
Fuji Photo Film Co. Ltd.	40,100	1,795
Fujikura Ltd.	36,000	268
Fujitsu Ltd.	162,000	1,195
Fukuoka Financial Group, Inc. *	61,000	403
Furukawa Electric Co. Ltd. (The)	63,000	348
Gunma Bank Ltd. (The) (b)	38,000	256
Hirose Electric Co. Ltd.	3,200	422
Hitachi Chemical Co. Ltd.	9,500	215
Hitachi Ltd. (b)	275,000	1,955
Hokkaido Electric Power Co., Inc.	18,200	395
Hokuhoku Financial Group, Inc.	118,000	382
Honda Motor Co. Ltd.	118,100	4,316
Hoya Corp.	38,900	1,292
Ibiden Co. Ltd.	12,700	821
INPEX Holdings, Inc.	82	766
Isetan Co. Ltd.	19,000	313
Ishikawajima-Harima Heavy Industries Co. Ltd.	131,000	479
ITOCHU Corp.	134,000	1,554
Japan Real Estate Investment Corp. (b)	39	459
Japan Retail Fund Investment Corp.	36	313
Japan Tobacco, Inc.	353	1,743
JFE Holdings, Inc.	46,475	2,895
JGC Corp.	21,000	394
Joyo Bank Ltd. (The)	66,300	413
JS Group Corp.	26,512	538

	Shares
	or
	Principal
	Amount	Value
JSR Corp.	17,800	430
Kajima Corp.	89,000	373
Kamigumi Co. Ltd.	26,000	226
Kaneka Corp.	30,000	252
Kansai Electric Power Co., Inc. (The) (b)	51,500	1,219
Kansai Paint Co. Ltd.	22,000	193
Kao Corp.	39,000	1,011
Kawasaki Heavy Industries Ltd.	134,000	549
Kawasaki Kisen Kaisha Ltd. (b)	53,000	649
KDDI Corp.	186	1,379
Keihin Electric Express Railway Co. Ltd. (b)	42,000	278
Keio Electric Railway Co. Ltd.	58,000	386
Keyence Corp.	3,460	757
Kintetsu Corp. (b)	162,250	489
Kirin Brewery Co. Ltd. (b)	65,000	973
Kobe Steel Ltd.	263,000	1,000
Kokuyo Co. Ltd. (b)	8,300	97
Komatsu Ltd. (b)	72,700	2,114
Konami Corp.	8,900	204
Konica Minolta Holdings, Inc.	47,500	702
Kubota Corp.	105,000	853
Kuraray Co. Ltd.	36,000	423
Kurita Water Industries Ltd. (b)	11,200	352
Kyocera Corp.	13,800	1,473
Kyowa Hakko Kogyo Co. Ltd.	32,000	302
Kyushu Electric Power Co., Inc.	22,400	588
Lawson, Inc.	6,200	215
Leopalace21 Corp.	12,700	434
Mabuchi Motor Co. Ltd. (b)	2,800	172
Makita Corp.	11,500	512
Marubeni Corp. (b)	155,000	1,278
Marui Co. Ltd.	29,400	371
Matsushita Electric Industrial Co. Ltd.	150,880	2,997
Matsushita Electric Works Ltd.	37,000	474
Millea Holdings, Inc.	59,400	2,441
Minebea Co. Ltd.	36,000	204
Mitsubishi Chemical Holdings Corp.	103,500	952
Mitsubishi Corp.	110,000	2,886
Mitsubishi Electric Corp. (b)	162,000	1,503
Mitsubishi Estate Co. Ltd.	97,000	2,640
Mitsubishi Gas Chemical Co., Inc.	39,000	357
Mitsubishi Heavy Industries Ltd.	261,000	1,677
Mitsubishi Logistics Corp.	11,000	181
Mitsubishi Materials Corp.	89,000	487
Mitsubishi Rayon Co. Ltd. (b)	54,000	386
Mitsubishi UFJ Financial Group, Inc. (b)	620	6,849
Mitsui & Co. Ltd.	128,000	2,553
Mitsui Chemicals, Inc.	63,000	479
Mitsui Engineering & Shipbuilding Co. Ltd. (b)	73,000	391
Mitsui Fudosan Co. Ltd.	71,000	1,995
Mitsui Mining & Smelting Co. Ltd.	57,000	267
Mitsui O.S.K. Lines Ltd. (b)	100,000	1,360
Mitsui Sumitomo Insurance Co. Ltd.	96,340	1,238
Mitsui Trust Holdings, Inc.	63,000	550
Mitsukoshi Ltd. (b)	39,000	195
Mizuho Financial Group, Inc.	750	5,196
Murata Manufacturing Co. Ltd.	18,600	1,404
Namco Bandai Holdings, Inc. (b)	20,050	317

	Shares
	or
	Principal
	Amount	Value
NEC Corp.	193,000	1,000
NGK Insulators Ltd.	27,000	665
NGK Spark Plug Co. Ltd. (b)	17,000	296
Nidec Corp.	10,800	635
Nikon Corp.	29,000	810
Nintendo Co. Ltd.	8,000	2,931
Nippon Building Fund, Inc.	46	639
Nippon Electric Glass Co. Ltd.	33,500	592
Nippon Express Co. Ltd.	79,000	450
Nippon Meat Packers, Inc. (b)	18,000	218
Nippon Mining Holdings, Inc.	88,000	845
Nippon Oil Corp.	124,000	1,154
Nippon Sheet Glass Co. Ltd.	60,000	274
Nippon Steel Corp.	464,000	3,271
Nippon Telegraph & Telephone Corp.	384	1,706
Nippon Unipac Holding	88	293
Nippon Yusen Kabushiki Kaisha	110,000	1,011
Nissan Chemical Industries Ltd.	16,000	188
Nissan Motor Co. Ltd.	175,500	1,883
Nisshin Seifun Group, Inc.	18,300	181
Nisshin Steel Co. Ltd.	79,000	361
Nissin Food Products Co. Ltd. (b)	8,900	299
Nitto Denko Corp.	16,400	829
NOK Corp.	11,200	237
Nomura Holdings, Inc.	133,100	2,595
Nomura Research Institute Ltd.	11,000	324
NSK Ltd.	44,000	456
NTN Corp.	37,000	319
NTT DATA Corp.	126	599
NTT DoCoMo, Inc.	1,243	1,969
Obayashi Corp.	61,000	333
Odakyu Electric Railway Co. Ltd. (b)	61,000	377
Oji Paper Co. Ltd.	74,000	360
Olympus Corp.	21,000	820
OMRON Corp.	21,100	555
Onward Kashiyama Co. Ltd.	14,000	179
Oriental Land Co. Ltd.	4,800	251
ORIX Corp.	7,610	2,006
Osaka Gas Co. Ltd.	200,000	744
Pioneer Corp. (b)	15,200	207
Promise Co. Ltd. (b)	6,950	215
Rakuten, Inc. (b)	648	218
Resona Holdings, Inc. (b)	485	1,162
Ricoh Co. Ltd.	59,000	1,366
ROHM Co. Ltd.	10,100	898
Sankyo Co. Ltd.	5,300	223
SANYO Electric Co. Ltd. * (b)	158,000	259
SBI Holdings, Inc.	924	294
Secom Co. Ltd.	19,700	930
Sega Sammy Holdings, Inc. (b)	19,704	319
Seiko Epson Corp.	12,500	362
Sekisui Chemical Co. Ltd.	46,000	356
Sekisui House Ltd.	44,000	588
Seven & I Holdings Co. Ltd.	57,640	1,648
Sharp Corp.	85,000	1,616
Shimamura Co. Ltd.	2,200	235
Shimano, Inc.	6,800	234
Shimizu Corp.	59,000	343
Shin-Etsu Chemical Co. Ltd.	31,600	2,261
Shinsei Bank Ltd.	139,000	562
Shionogi & Co. Ltd.	30,000	490
Shiseido Co. Ltd.	34,000	726

	Shares
	or
	Principal
	Amount	Value
Shizuoka Bank Ltd. (The)	57,000	579
Showa Denko KK (b)	111,000	402
Showa Shell Sekiyu KK	19,100	237
SMC Corp.	5,700	759
Softbank Corp. (b)	61,700	1,333
Sompo Japan Insurance, Inc.	69,000	846
Sony Corp.	79,400	4,083
Stanley Electric Co. Ltd. (b)	14,400	313
Sumitomo Chemical Co. Ltd.	143,000	962
Sumitomo Corp.	92,400	1,689
Sumitomo Electric Industries Ltd.	54,700	816
Sumitomo Heavy Industries Ltd.	57,000	647
Sumitomo Metal Industries Ltd.	345,000	2,035
Sumitomo Metal Mining Co. Ltd.	45,000	978
Sumitomo Mitsui Financial Group, Inc.	518	4,838
Sumitomo Realty & Development Co. Ltd.	36,000	1,176
Sumitomo Trust & Banking Co. Ltd. (The)	106,000	1,012
Suruga Bank Ltd.	20,000	252
Suzuken Co. Ltd.	6,400	200
T&D Holdings, Inc.	17,150	1,160
Taiheiyo Cement Corp. (b)	90,000	399
Taisei Corp.	95,000	322
Taisho Pharmaceutical Co. Ltd. (b)	14,000	278
Taiyo Yuden Co. Ltd.	10,000	232
Takashimaya Co. Ltd.	29,000	367
Takeda Pharmaceutical Co. Ltd.	61,300	3,964
Takefuji Corp.	11,000	370
TDK Corp.	11,900	1,152
Teijin Ltd.	83,000	454
Terumo Corp. (b)	16,800	650
THK Co. Ltd.	12,600	316
Tobu Railway Co. Ltd. (b)	78,000	353
Toho Co. Ltd.	11,300	205
Tohoku Electric Power Co., Inc.	35,900	806
Tokyo Electric Power Co., Inc. (The) (b)	84,400	2,715
Tokyo Electron Ltd.	15,600	1,151
Tokyo Gas Co. Ltd.	194,000	920
Tokyu Corp.	106,000	709
TonenGeneral Sekiyu KK (b)	29,000	283
Toppan Printing Co. Ltd.	56,000	603
Toray Industries, Inc. (b)	125,000	925
Toshiba Corp. (b)	253,000	2,209
Tosoh Corp.	46,000	256
TOTO Ltd. (b)	27,700	240
Toyo Seikan Kaisha Ltd.	16,200	313
Toyobo Co. Ltd. (b)	63,000	181
Toyota Industries Corp.	11,200	521
Toyota Motor Corp.	200,600	12,709
Trend Micro, Inc.	10,500	339
Ube Industries Ltd.	95,000	293
Uni-Charm Corp.	4,200	238
UNY Co. Ltd.	18,000	214
Ushio, Inc.	11,100	247
USS Co. Ltd.	2,430	155
Wacoal Corp.	9,000	111
West Japan Railway Co. (b)	169	788
Yahoo Japan Corp.	1,505	512
Yakult Honsha Co. Ltd. (b)	10,700	271

	Shares
	or
	Principal
	Amount	Value
Yamada Denki Co. Ltd.	7,580	793
Yamaha Corp.	17,500	364
Yamaha Motor Co. Ltd.	18,500	538
Yamato Transport Co. Ltd.	39,000	552
Yokogawa Electric Corp.	20,400	274

		231,101

Netherlands (3.8%)
ABN AMRO Holding NV	125,366	5,777
Aegon NV	98,301	1,948
Akzo Nobel NV	19,372	1,677
ASML Holding NV *	36,912	1,024
Fugro NV	5,310	338
Hagemeyer NV	43,224	224
Heineken NV	16,976	999
ING Groep NV	131,031	5,815
Koninklijke DSM NV	13,108	648
Koninklijke KPN NV	140,332	2,340
Mittal Steel Co. NV	65,491	4,127
QIAGEN NV * (b)	24,158	432
Randstad Holding NV	4,676	372
Reed Elsevier NV	63,657	1,218
Rodamco Europe NV	4,444	597
Royal Ahold NV *	118,079	1,491
Royal Numico NV (b)	13,648	712
Royal Philips Electronics NV	79,560	3,398
SBM Offshore NV (b)	12,700	486
TPG NV	35,261	1,595
Unilever NV (b)	113,382	3,538
Vedior NV	15,332	461
Wolters Kluwer NV (b)	26,254	805

		40,022

New Zealand (0.5%)
Auckland International Airport Ltd.	323,091	817
Contact Energy Ltd.	92,886	645
Fisher & Paykel Appliances Holdings Ltd.	89,076	239
Fisher & Paykel Healthcare Corp. Ltd.	162,014	421
Fletcher Building Ltd.	131,913	1,256
Kiwi Income Property Trust (b)	236,194	300
Sky City Entertainment Group Ltd.	143,943	564
Telecom Corp. of New Zealand Ltd. (b)	435,039	1,538

		5,780

Norway (1.8%)
Acergy SA	31,300	712
Det Norske Oljeselskap ASA * (b)	123,200	259
DNB NOR ASA (b)	109,940	1,421
Frontline Ltd. (b)	8,400	390
Norske Skogindustrier ASA	108,200	4,184
Norske Skogindustrier ASA	25,950	375
Orkla ASA	124,120	2,358
Petroleum Geo-Services ASA	27,502	687
Schibsted ASA	7,500	344
SeaDrill Ltd. *	40,000	864
Statoil ASA (b)	97,550	3,036
Storebrand ASA (b)	36,600	572
Tandberg ASA	18,494	417
Telenor ASA	110,300	2,166
Tomra Systems ASA (b)	25,150	221
Yara International ASA	29,240	883

		18,889

	Shares
	or
	Principal
	Amount	Value
Portugal (1.0%)
Banco BPI SA	56,285	501
Banco Comercial Portugues SA	431,327	2,417
Banco Espirito Santo SA	55,544	1,239
Brisa-Auto-estradas de Portugal SA	74,059	997
CIMPOR-Cimentos de Portugal, SGPS, SA	49,768	471
Energias de Portugal SA	334,253	1,850
Jeronimo Martins, SGPS, SA	67,055	397
Portugal Telecom, SGPS, SA	143,194	1,982
PT Multimedia-Servicos de	27,113	437
Telecomunicacoes e Multimedia, SGPS, SA
Sonae, SGPS, SA	197,491	561

		10,852

Singapore (0.6%)
Capitaland Ltd.	89,000	471
City Developments Ltd.	29,000	328
DBS Group Holdings Ltd.	66,467	990
Keppel Corp. Ltd.	55,000	449
Oversea-Chinese Banking Corp. Ltd.	146,700	877
Singapore Airlines Ltd.	33,000	405
Singapore Press Holdings Ltd.	88,750	269
Singapore Telecommunications Ltd.	453,660	1,008
United Overseas Bank Ltd.	72,000	1,035
UOL Group Ltd.	30,300	115
Venture Corp. Ltd.	14,000	144

		6,091

Spain (6.1%)
Abertis Infraestructuras SA (b)	32,843	1,024
Acciona SA	4,112	1,126
Acerinox SA (b)	22,390	550
Actividades de Construccion y Servicios SA (ACS) (b)	26,309	1,685
Altadis SA (b)	32,775	2,182
Antena 3 de Television SA * (b)	12,810	268
Banco Bilbao Vizcaya Argentaria SA (b)	384,355	9,467
Banco Popular Espanol SA (b)	109,010	2,039
Banco Santander Central Hispano SA(b)	673,246	12,472
Cintra Concesiones de Infraestructuras de Transporte SA (b)	29,662	474
Corporacion Mapfre (b)	81,800	407
Ebro Puleva SA (b)	12,170	263
Endesa SA (b)	70,968	3,862
Fomento de Construcciones y Contratas SA (b)	6,418	581
Gamesa Corporacion Tecnologica SA (b)	24,491	895
Gas Natural SDG SA (b)	20,364	1,244
Grupo Ferrovial SA (b)	9,077	897
Iberdrola SA (b)	99,496	5,592
Iberia Lineas Aereas de Espana SA *	68,168	341
Indra Sistemas SA (b)	16,513	414
Industria de Diseno Textil SA (b)	28,038	1,661
Promotora de Informaciones SA (b)	11,013	243
Repsol YPF SA (b)	104,848	4,150
Sacyr Vallehermoso Group SA (b)	12,280	594
Sociedad General de Aguas de Barcelona SA, Cl A (b)	8,627	317

	Shares
	or
	Principal
	Amount	Value
Telefonica SA (b)	492,129	11,016
Union Fenosa SA (b)	15,335	823
Zeltia SA * (b)	23,265	220

		64,807

Sweden (1.8%)
ASSA ABLOY AB (b)	22,600	501
Atlas Copco AB, Cl A	47,600	801
Atlas Copco AB, Cl B	29,682	469
Boliden AB	20,550	429
Electrolux AB, Ser B (b)	17,900	427
Getinge AB, Cl B	12,000	260
H&M Hennes & Mauritz AB	23,200	1,379
Husqvarna AB, Cl B	20,000	285
Nordea Bank AB	120,000	1,887
Sandvik AB	62,500	1,271
Scania AB, Cl B (b)	25,508	627
Securitas AB, Cl B	21,000	335
Securitas Direct AB, Cl B * (b)	21,000	57
Securitas Systems AB, Cl B	21,000	72
Skandinaviska Enskilda Banken AB	31,800	1,033
Skanska AB, Cl B	26,700	576
SKF AB, Cl B	27,400	579
SSAB Svenskt Stal AB, Ser A	10,800	446
Svenska Cellulosa AB, Cl. B	13,400	225
Svenska Handelsbanken AB, Cl A	34,400	969
Swedish Match AB	19,800	384
Tele2 AB, Cl B	21,600	355
Telefonaktiebolaget LM Ericsson	862,800	3,464
TeliaSonera AB	128,000	945
Volvo AB, Cl A	29,285	604
Volvo AB, Cl B (b)	62,750	1,257

		19,637

Switzerland (1.9%)
ABB Ltd.	48,024	1,093
Adecco SA	3,501	272
Compagnie Financiere Richemont SA	13,422	808
Credit Suisse Group	25,015	1,789
Holcim Ltd.	5,322	579
Nestle SA (b)	7,781	2,970
Nobel Biocare Holding AG	629	206
Novartis AG	44,241	2,500
Roche Holding Ltd.	14,297	2,545
STMicroelectronics NV (b)	63,878	1,241
Swiss Re (b)	7,590	695
Swisscom AG	602	206
Syngenta AG	2,815	551
UBS AG	45,155	2,722
Xstrata PLC	27,114	1,626
Zurich Financial Services	3,134	973

		20,776

United Kingdom (11.5%)
3I Group PLC	22,825	534
AMVESCAP PLC	39,160	508
Anglo American PLC	56,820	3,360
AstraZeneca PLC	63,309	3,411
Aviva PLC	114,364	1,707
BAE Systems PLC	158,327	1,288
Barclays PLC	272,811	3,813
Barratt Developments PLC	14,512	289
BG Group PLC	168,866	2,785

	Shares
	or
	Principal
	Amount	Value
BHP Billiton PLC	99,279	2,771
Biffa PLC	17,326	94
BP PLC	810,087	9,807
British American Tobacco PLC	62,005	2,114
British Land Co. PLC (The)	25,812	694
British Sky Broadcasting Group PLC	56,421	725
BT Group PLC	358,533	2,394
Bunzl PLC	16,806	235
Burberry Group PLC	21,810	301
Cadbury Schweppes PLC	102,399	1,398
Capita Group PLC (The)	30,573	446
Carnival PLC	8,468	406
Centrica PLC	181,410	1,415
Compass Group PLC	100,105	695
Daily Mail & General Trust PLC	14,668	225
Diageo PLC	101,577	2,115
DSG International PLC	91,240	291
EMAP PLC	10,689	177
Enterprise Inns PLC	27,605	382
Experian Group Ltd.	50,618	640
Friends Provident PLC	92,012	331
GKN PLC	34,813	278
GlaxoSmithKline PLC	224,861	5,891
Hammerson PLC	14,123	407
Hanson PLC	35,275	764
Hays PLC	72,491	249
HBOS PLC	159,373	3,154
Home Retail Group PLC	43,453	400
HSBC Holdings PLC	440,183	8,086
Iberdrola SA	2,934	162
ICAP PLC	25,085	249
Imperial Chemical Industries PLC	59,068	738
Imperial Tobacco Group PLC	29,676	1,375
InterContinental Hotels Group PLC	12,158	304
International Power PLC	73,904	637
ITV PLC	192,592	442
J Sainsbury PLC	76,939	903
Johnson Matthey PLC	10,850	369
Kelda Group PLC	13,657	258
Kingfisher PLC	118,555	539
Land Securities Group PLC	23,291	815
Legal & General Group PLC	323,487	975
Liberty International PLC	12,575	289
Lloyds TSB Group PLC	247,430	2,762
Man Group PLC	88,581	1,083
Marks & Spencer Group PLC	84,120	1,061
Mitchells & Butlers PLC	19,983	353
National Grid PLC	119,231	1,767
Next PLC	11,244	454
Old Mutual PLC	258,788	878
Pearson PLC	39,938	676
Persimmon PLC	14,078	327
Provident Financial PLC	12,688	179
Prudential PLC	112,131	1,608
Punch Taverns PLC	12,598	311
Reckitt Benckiser PLC	27,687	1,520
Reed Elsevier PLC	62,987	818
Rentokil Initial PLC	89,852	290
Reuters Group PLC	63,216	786
Rio Tinto PLC	41,461	3,186
Rolls-Royce PLC	89,282	965
Royal & Sun Alliance Insurance Group PLC	151,157	442

	Shares
	or
	Principal
	Amount	Value
Royal Bank of Scotland Group PLC (The)	380,941	4,842
Royal Dutch Shell PLC, Cl A	1,042	43
Royal Dutch Shell PLC, Cl B	121,993	5,102
SABMiller PLC	43,810	1,114
Sage Group PLC (The)	65,479	308
Scottish & Newcastle PLC	39,650	510
Scottish & Southern Energy PLC	42,682	1,242
Severn Trent PLC	11,544	321
Slough Estates PLC	23,374	293
Smith & Nephew PLC	46,709	581
Smiths Group PLC	18,935	451
Tate & Lyle PLC	23,905	272
Tesco PLC	321,733	2,704
Tomkins PLC	39,274	205
Unilever PLC	55,963	1,815
United Business Media PLC	12,517	200
United Utilities PLC	43,456	619
Vodafone Group PLC	2,109,201	7,105
Whitbread PLC	9,759	347
Whitbread PLC *	13,595	42
William Hill Organization Ltd.	17,476	216
Wolseley PLC	32,648	788
WPP Group PLC	58,299	876
Yell Group PLC	38,591	358

		122,455

Total Foreign Common Stocks (Cost $624,911)		1,039,749

Foreign Preferred Stocks (0.6%)
Germany (0.5%)
Fresenius Medical Care AG, 1.230%	27,672	1,274
Porsche AG, 5.000%	1,211	2,168
ProSiebenSat.1 Media AG, 0.840%	13,959	549
RWE AG, 1.750%	3,957	394
Volkswagen AG, 1.210%	14,633	1,513

		5,898

Italy (0.1%)
Compagnia Assicuratrice Unipol SpA, 0.125% (b)	204,807	705

Total Foreign Preferred Stocks (Cost $2,899)		6,603

Rights (0.0%)
Australia (0.0%)
Westfield Group Rights (b)	98,441	4

Japan (0.0%)
Dowa Mining Rights (d) (e)	25,000	—

Total Rights (Cost $0)		4

Short-Term Investments (18.9%)
Brown Brothers Harriman & Co.,	$12,676	12,676
Cayman Islands Cash Sweep
Credit Suisse Enhanced Liquidity Fund (c)	188,591,350	188,591

Total Short-Term Investments (Cost $201,267)		201,267

Total Investments (Cost $829,079) (a) - 117.1%		1,247,626

	Shares
	or
	Principal
	Amount	Value
Liabilities in excess of other assets - (17.1)%		(181,784)

Net Assets - 100.0%		$1,065,842

*	Non-income producing security.

Amounts designated as “ ” are $0 or have been rounded to $0.

(a)	Cost for federal income tax purposes is $852,154 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$402,757
Unrealized Depreciation	(7,285)

Unrealized Appreciation (Depreciation)	$395,472

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $181,317.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Market value is zero.

(e)	Valued at fair value using methods determined by the Board and represents 0.000% of net assets as of June 30, 2007.
Cl – Class
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Ser – Series
See Notes to Schedules of Portfolio Investments.

The investment concentrations for the International Equity Index Fund as a percentage of net assets by industry, as of June 30, 2007, were as follows (unaudited):

Consumer Discretionary	12.1%
Consumer Staples	5.8
Energy	6.6
Financials	29.2
Health Care	4.4
Industrials	12.5
Information Technology	5.7
Materials	8.9
Metals	0.3
Short — Term Investments	18.9
Telecommunication Services	5.8
Transportation & Services	0.1
Utilities	6.8

STI CLASSIC EQUITY FUNDS
Large Cap Core Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (98.0%)
Consumer Discretionary (7.8%)
Abercrombie & Fitch Co., Cl A	175,000	$12,772
CBS Corp., Cl B (b)	600,000	19,992
Circuit City Stores, Inc.	850,000	12,818
Citadel Broadcasting Corp. (b)	38,396	248
Darden Restaurants, Inc.	425,000	18,696
Lennar Corp., Cl A (b)	400,000	14,624
Target Corp.	150,000	9,540
Time Warner, Inc. (b)	1,390,000	29,245
Walt Disney Co. (The) (b)	500,000	17,070

		135,005

Consumer Staples (11.7%)
Anheuser-Busch Cos., Inc.	300,000	15,648
Archer-Daniels-Midland Co.	550,000	18,200
Cadbury Schweppes PLC ADR (b)	400,000	21,720
ConAgra Foods, Inc.	900,000	24,173
CVS/Caremark Corp.	650,000	23,692
Diageo PLC ADR	80,000	6,665
General Mills, Inc. (b)	350,000	20,447
Hershey Co. (The) (b)	390,000	19,742
PepsiCo, Inc.	250,000	16,213
Procter & Gamble Co. (The)	275,000	16,827
Wal-Mart Stores, Inc.	400,000	19,244

		202,571

Energy (9.4%)
Baker Hughes, Inc. (b)	200,000	16,826
Chevron Corp. (b)	600,000	50,544
ConocoPhillips	550,000	43,175
Exxon Mobil Corp.	400,000	33,552
Spectra Energy Corp.	750,000	19,470

		163,567

Financials (21.0%)
American International Group, Inc. (b)	425,000	29,763
Ameriprise Financial, Inc.	300,000	19,071
Bank of America Corp.	750,000	36,667
Berkshire Hathaway, Inc., Cl B *	5,500	19,828
Capital One Financial Corp. (b)	425,000	33,336
Citigroup, Inc.	975,000	50,007
Genworth Financial, Inc., Cl A	700,000	24,080
Legg Mason, Inc.	200,000	19,676
Morgan Stanley	175,000	14,679
Principal Financial Group, Inc.	285,000	16,613
Progressive Corp. (The)	900,000	21,537
State Street Corp. (b)	225,000	15,390
UBS AG ADR	350,000	21,004
Wachovia Corp.	450,000	23,063
Wells Fargo & Co. (b)	600,000	21,102

		365,816

Health Care (10.9%)
Abbott Laboratories	350,000	18,743

	Shares	Value
Amgen, Inc. * (b)	325,000	17,969
Boston Scientific Corp. * (b)	1,300,000	19,942
Bristol-Myers Squibb Co.	700,000	22,092
Eli Lilly & Co.	450,000	25,146
Johnson & Johnson	400,000	24,648
Medtronic, Inc.	350,000	18,151
Pfizer, Inc. (b)	1,700,000	43,469

		190,160

Industrials (13.0%)
3M Co. (b)	225,000	19,528
Burlington Northern Santa Fe Corp.	175,000	14,900
Dover Corp.	450,000	23,018
Eaton Corp.	225,000	20,925
Emerson Electric Co.	350,000	16,380
Equifax, Inc.	475,000	21,100
General Electric Co.	1,000,000	38,279
Goodrich Corp.	325,000	19,357
R.R. Donnelley & Sons Co. (b)	200,000	8,702
Tyco International Ltd.	1,300,000	43,926

		226,115

Information Technology (16.1%)
Accenture Ltd., Cl A	500,000	21,445
Applied Materials, Inc. (b)	1,000,000	19,870
Cadence Design Systems, Inc. * (b)	750,000	16,470
Cisco Systems, Inc. *	800,000	22,280
Dell, Inc. * (b)	800,000	22,840
Fiserv, Inc. * (b)	350,000	19,880
Hewlett-Packard Co.	300,000	13,386
Intel Corp.	1,200,000	28,511
Jabil Circuit, Inc. (b)	1,000,000	22,070
Microsoft Corp. (b)	850,000	25,050
Nokia Corp. ADR	650,000	18,272
Texas Instruments, Inc.	250,000	9,408
VeriSign, Inc. * (b)	600,000	19,038
Western Union Co.	1,000,000	20,830

		279,350

Materials (3.4%)
E.I. du Pont de Nemours & Co. (b)	450,000	22,878
Huntsman Corp. (b)	700,000	17,017
Praxair, Inc.	150,000	10,799
Sonoco Products Co.	200,000	8,562

		59,256

Telecommunication Services (2.1%)
AT&T, Inc.	860,000	35,690

Utilities (2.6%)
Duke Energy Corp. (b)	1,100,000	20,130
Edison International	450,000	25,254

		45,384

Total Common Stocks (Cost $1,326,852)		1,702,914

Short-Term Investment (11.2%)
Credit Suisse Enhanced Liquidity Fund (c)	194,869,250	194,869

Total Short-Term Investment (Cost $194,869)		194,869

Money Market Fund (2.6%)
STI Classic Institutional Cash	45,728,309	45,728

Management Money Market Fund (d)

	Shares	Value
Total Money Market Fund (Cost $45,728)		45,728

Total Investments (Cost $1,567,449) (a) – 111.8%		1,943,511
Liabilities in excess of other assets – (11.8)%		(205,751)

Net Assets – 100.0%		$1,737,760

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $1,570,158 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$387,172
Unrealized Depreciation	(13,819)

Unrealized Appreciation (Depreciation)	$373,353

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $188,483.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Large Cap Growth Stock Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (97.5%)
Consumer Discretionary (9.8%)
Coach, Inc. *	352,181	$16,690
Guess?, Inc. (b)	162,450	7,804
Johnson Controls, Inc.	133,750	15,484
McDonald’s Corp.	267,300	13,568
Starwood Hotels & Resorts Worldwide, Inc.	205,400	13,776
Target Corp. (b)	261,286	16,618
Walt Disney Co. (The) (b)	363,330	12,404

		96,344

Consumer Staples (7.8%)
Anheuser-Busch Cos., Inc.	270,784	14,124
Avon Products, Inc.	191,000	7,019
Colgate-Palmolive Co.	155,781	10,102
Kroger Co. (The)	354,075	9,960
PepsiCo, Inc.	210,769	13,668
Procter & Gamble Co. (The)	347,739	21,279

		76,152

Energy (8.1%)
Diamond Offshore Drilling, Inc.	74,325	7,548
Exxon Mobil Corp.	195,290	16,381
Halliburton Co. (b)	410,411	14,159
Nabors Industries Ltd. * (b)	216,239	7,218
Schlumberger Ltd.	240,862	20,460
Valero Energy Corp. (b)	182,350	13,468

		79,234

Financials (8.2%)
ACE Ltd.	167,625	10,480
Blackstone Group LP (The) * (b)	228,437	6,686
Goldman Sachs Group, Inc. (The) (b)	98,407	21,330
JPMorgan Chase & Co.	252,574	12,237
Morgan Stanley	256,245	21,494
Wells Fargo & Co.	220,938	7,770

		79,997

Health Care (15.2%)
Aetna, Inc.	252,950	12,496
AmerisourceBergen Corp.	208,863	10,332
Barr Pharmaceuticals, Inc. * (b)	249,146	12,515
Baxter International, Inc.	395,868	22,303
Express Scripts, Inc. * (b)	265,600	13,283
Johnson & Johnson	304,099	18,739
Lincare Holdings, Inc. * (b)	373,219	14,873
Schering-Plough Corp. (b)	807,483	24,580
UnitedHealth Group, Inc.	99,000	5,063
Universal Health Services, Inc., Cl B	233,935	14,387

		148,571

Industrials (14.9%)
AGCO Corp. * (b)	240,654	10,447
American Standard Cos., Inc.	210,800	12,433
Boeing Co. (The)	216,843	20,852

	Shares	Value
Cooper Industries Ltd., Cl A	198,500	11,332
Cummins, Inc.	112,925	11,429
Deere & Co.	83,825	10,121
Emerson Electric Co.	295,579	13,833
General Electric Co.	283,676	10,859
Honeywell International, Inc. (b)	326,271	18,363
Manitowoc Co., Inc. (The)	136,975	11,010
Raytheon Co.	283,149	15,259

		145,938

Information Technology (29.6%)
Accenture Ltd., Cl A	265,925	11,406
Adobe Systems, Inc. * (b)	384,575	15,441
ASML Holding NV * (b)	599,885	16,467
Cisco Systems, Inc. *	1,249,218	34,792
Corning, Inc. * (b)	774,445	19,787
EMC Corp. *	826,816	14,965
Google, Inc., Cl A *	20,353	10,652
Hewlett-Packard Co.	558,156	24,905
Intel Corp.	630,150	14,972
International Business Machines Corp. (b)	154,442	16,255
Intersil Corp., Cl A	310,976	9,783
Juniper Networks, Inc. * (b)	363,725	9,155
MEMC Electronic Materials, Inc. *	192,475	11,764
Microsoft Corp. (b)	973,347	28,685
Oracle Corp. * (b)	700,863	13,814
QUALCOMM, Inc.	447,358	19,411
STMicroelectronics NV	552,423	10,601
Synopsys, Inc. *	260,625	6,888

		289,743

Materials (2.8%)
Praxair, Inc. (b)	269,585	19,407
Southern Copper Corp. (b)	89,125	8,401

		27,808

Telecommunication Services (1.1%)
AT&T, Inc.	264,202	10,964

Total Common Stocks (Cost $795,722)		954,751

Short-Term Investment (17.1%)
Credit Suisse Enhanced Liquidity Fund (c)	167,748,250	167,748

Total Short-Term Investment (Cost $167,748)		167,748

Money Market Fund (0.3%)
STI Classic Institutional Cash	3,316,350	3,316

Management Money Market Fund (d)
Total Money Market Fund (Cost $3,316)		3,316

Total Investments (Cost $966,786) (a) – 114.9%		1,125,815
Liabilities in excess of other assets – (14.9)%		(146,271)

Net Assets – 100.0%		$979,544

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $966,850 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$167,512
Unrealized Depreciation	(8,547)

Unrealized Appreciation (Depreciation)	$158,965

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $162,109.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.

Cl – Class

LP – Limited Partnership
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Large Cap Quantitative Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (98.1%)
Consumer Discretionary (10.8%)
Abercrombie & Fitch Co., Cl A	19,344	$1,412
AutoZone, Inc. *	11,443	1,563
Best Buy Co., Inc.	37,595	1,755
Citadel Broadcasting Corp.	6,726	43
Darden Restaurants, Inc.	33,335	1,466
eBay, Inc. *	85,911	2,765
Harley-Davidson, Inc.	28,514	1,700
Hasbro, Inc.	47,112	1,480
J.C. Penney Co., Inc.	22,558	1,633
Mattel, Inc.	61,315	1,551
McDonald’s Corp.	54,517	2,767
McGraw-Hill Cos., Inc. (The)	27,804	1,893
NIKE, Inc., Cl B	34,413	2,006
Nordstrom, Inc.	30,938	1,582
Omnicom Group, Inc.	33,852	1,791
Sherwin-Williams Co. (The)	23,139	1,538
Walt Disney Co. (The)	87,557	2,989
Whirlpool Corp.	14,057	1,563
Wyndham Worldwide Corp. *	42,511	1,541
YUM! Brands, Inc.	52,622	1,722

		34,760

Consumer Staples (9.3%)
Estee Lauder Cos., Inc., Cl A (The)	74,536	3,392
General Mills, Inc.	63,824	3,729
H.J. Heinz Co.	78,449	3,724
Kellogg Co.	69,269	3,587
Pepsi Bottling Group, Inc. (The)	100,735	3,393
Procter & Gamble Co. (The)	73,901	4,521
Reynolds American, Inc.	56,787	3,703
UST, Inc.	67,860	3,645

		29,694

Energy (10.5%)
BJ Services Co.	87,270	2,482
Chesapeake Energy Corp.	74,512	2,578
Chevron Corp.	79,164	6,669
Exxon Mobil Corp.	161,281	13,528
Nabors Industries Ltd. *	73,736	2,461
Sunoco, Inc.	31,673	2,524
Valero Energy Corp.	44,315	3,273

		33,515

Financials (19.5%)
Allstate Corp. (The)	45,416	2,794
Ambac Financial Group, Inc.	23,639	2,061
American International Group, Inc.	60,815	4,259
Bank of America Corp.	142,372	6,961
Bear Stearns Cos., Inc. (The)	15,537	2,175
Chubb Corp. (The)	44,449	2,406
Citigroup, Inc.	114,670	5,882
Genworth Financial, Inc., Cl A	62,567	2,152
Goldman Sachs Group, Inc. (The)	17,928	3,886

	Shares	Value
Hartford Financial Services Group, Inc. (The)	26,253	2,586
JPMorgan Chase & Co.	118,811	5,756
Lehman Brothers Holdings, Inc.	37,815	2,818
MBIA, Inc.	32,031	1,993
Merrill Lynch & Co., Inc.	41,897	3,502
MetLife, Inc.	46,320	2,987
SAFECO Corp.	32,931	2,050
Torchmark Corp.	29,807	1,997
Wachovia Corp.	80,152	4,108
XL Capital Ltd., Cl A	27,346	2,305

		62,678

Health Care (11.5%)
Abbott Laboratories	80,316	4,300
Aetna, Inc.	57,994	2,865
Baxter International, Inc.	57,666	3,249
Becton, Dickinson & Co.	37,545	2,797
Bristol-Myers Squibb Co.	129,234	4,079
Coventry Health Care, Inc. *	43,487	2,507
Humana, Inc. *	41,906	2,552
Johnson & Johnson	67,781	4,177
King Pharmaceuticals, Inc. *	119,629	2,448
Laboratory Corp. of America Holdings*	33,520	2,623
Mylan Laboratories, Inc.	133,300	2,425
Zimmer Holdings, Inc. *	33,723	2,863

		36,885

Industrials (10.3%)
Danaher Corp.	37,310	2,817
Eaton Corp.	29,043	2,701
General Dynamics Corp.	37,840	2,960
Goodrich Corp.	43,130	2,569
Illinois Tool Works, Inc.	53,580	2,904
ITT Corp.	39,066	2,667
L-3 Communications Holdings, Inc.	26,917	2,621
Lockheed Martin Corp.	31,880	3,001
PACCAR, Inc.	32,273	2,809
Parker Hannifin Corp.	26,189	2,564
R.R. Donnelley & Sons Co.	59,084	2,571
Waste Management, Inc.	70,870	2,767

		32,951

Information Technology (14.2%)
Applied Materials, Inc.	131,889	2,621
BMC Software, Inc. *	61,868	1,875
Cisco Systems, Inc. *	211,833	5,900
Compuware Corp. *	167,001	1,981
Convergys Corp. *	77,295	1,874
EMC Corp. *	160,959	2,913
Hewlett-Packard Co.	103,390	4,613
International Business Machines Corp.	50,073	5,270
KLA-Tencor Corp.	39,148	2,151
Microsoft Corp.	201,821	5,947
Molex, Inc.	64,298	1,930
Novell, Inc. *	239,139	1,863
Novellus Systems, Inc. *	66,600	1,889
Sun Microsystems, Inc. *	454,067	2,388
Xerox Corp. *	118,979	2,199

		45,414

Insurance (0.8%)
Travelers Cos., Inc. (The)	50,439	2,698

	Shares	Value
Materials (4.0%)
Bemis Co., Inc.	72,279	2,398
Dow Chemical Co. (The)	72,726	3,215
Eastman Chemical Co.	37,698	2,425
Pactiv Corp. *	73,458	2,343
Sigma-Aldrich Corp.	57,759	2,465

		12,846

Telecommunication Services (3.7%)
AT&T, Inc.	158,943	6,596
Sprint Nextel Corp.	91,870	1,903
Verizon Communications, Inc.	80,377	3,309

		11,808

Utilities (3.5%)
Dominion Resources, Inc.	20,632	1,781
Edison International	26,394	1,481
Exelon Corp.	30,238	2,194
PG&E Corp.	30,764	1,394
Progress Energy, Inc.	27,870	1,271
Public Service Enterprise Group, Inc.	18,257	1,603
Sempra Energy	23,544	1,395

		11,119

Total Common Stocks (Cost $305,632)		314,368

Money Market Fund (1.9%)
STI Classic Institutional Cash	6,191,319	6,191

Management Money Market Fund (b)
Total Money Market Fund (Cost $6,191)		6,191

Total Investments (Cost $311,823) (a) - 100.0%		320,559
Other assets in excess of liabilities - 0.0%		20

Net Assets - 100.0%		$320,579

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $312,913 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$12,532
Unrealized Depreciation	(4,886)

Unrealized Appreciation (Depreciation)	$7,646

(b)	Affiliate investment.
Cl – Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Large Cap Value Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (96.8%)
Consumer Discretionary (6.4%)
Advance Auto Parts, Inc.	143,117	$5,801
Circuit City Stores, Inc.	610,650	9,209
Foot Locker, Inc.	293,600	6,400
Leggett & Platt, Inc.	446,150	9,838
Macy’s, Inc.	317,250	12,620
OfficeMax, Inc.	150,212	5,903
Standard Pacific Corp. (b)	336,450	5,898
Thor Industries, Inc.	144,736	6,533
Time Warner, Inc.	394,950	8,310
TJX Cos., Inc. (The)	220,500	6,064

		76,576

Consumer Staples (9.3%)
Avon Products, Inc.	159,900	5,876
Brown-Forman Corp., Cl B (b)	179,047	13,085
Colgate-Palmolive Co.	269,950	17,506
ConAgra Foods, Inc.	482,450	12,959
CVS/Caremark Corp.	332,800	12,131
Fomento Economico Mexicano S.A.B. de C.V. ADR	314,331	12,359
PepsiCo, Inc.	184,900	11,991
Procter & Gamble Co. (The)	421,000	25,761

		111,668

Energy (12.8%)
Anadarko Petroleum Corp. (b)	358,100	18,618
Apache Corp.	154,650	12,618
Chevron Corp.	319,900	26,948
ConocoPhillips	354,550	27,832
Diamond Offshore Drilling, Inc. (b)	66,000	6,703
Exxon Mobil Corp.	438,700	36,798
Marathon Oil Corp. (b)	204,700	12,274
Spectra Energy Corp.	472,441	12,265

		154,056

Financials (23.9%)
AMB Property Corp. (b)	160,250	8,529
Ambac Financial Group, Inc. (b)	143,900	12,547
American International Group, Inc.	279,100	19,545
Aon Corp. (b)	158,150	6,739
Astoria Financial Corp. (b)	240,375	6,019
Bank of America Corp.	605,600	29,608
Bear Stearns Cos., Inc. (The) (b)	71,350	9,989
Citigroup, Inc.	671,029	34,418
Colonial BancGroup, Inc. (The)	493,450	12,321
Genworth Financial, Inc., Cl A	347,250	11,945
Hartford Financial Services Group, Inc. (The)	60,900	5,999
HCC Insurance Holdings, Inc. (b)	186,400	6,228
JPMorgan Chase & Co.	367,566	17,809
Legg Mason, Inc.	61,550	6,055
Lincoln National Corp.	87,700	6,222

	Shares	Value
Mercury General Corp. (b)	110,590	6,095
Merrill Lynch & Co., Inc.	122,000	10,197
Morgan Stanley	131,608	11,039
Northern Trust Corp.	156,000	10,021
Protective Life Corp.	131,300	6,277
State Street Corp.	139,600	9,549
Wachovia Corp.	343,400	17,599
Washington Mutual, Inc. (b)	277,700	11,841
Zions Bancorp	151,650	11,663

		288,254

Health Care (7.5%)
Bristol-Myers Squibb Co.	204,900	6,467
Brookdale Senior Living, Inc. (b)	139,787	6,370
Cooper Cos., Inc. (The) (b)	126,750	6,758
Johnson & Johnson	375,750	23,154
Omnicare, Inc. (b)	267,400	9,642
Pfizer, Inc.	790,400	20,211
Wyeth	310,000	17,775

		90,377

Industrials (13.9%)
3M Co.	147,000	12,758
Con-way, Inc.	105,500	5,300
Emerson Electric Co.	390,854	18,293
General Electric Co.	956,250	36,606
Harsco Corp.	111,942	5,821
Illinois Tool Works, Inc. (b)	329,950	17,880
Rockwell Automation, Inc.	198,000	13,749
Southwest Airlines Co. (b)	593,700	8,852
Timken Co. (The)	171,479	6,192
United Parcel Service, Inc., Cl B	171,650	12,530
United Technologies Corp.	257,400	18,257
Waste Management, Inc.	307,950	12,025

		168,263

Information Technology (5.2%)
Harris Corp.	253,425	13,824
Jabil Circuit, Inc.	265,350	5,856
Jack Henry & Associates, Inc.	244,915	6,307
Maxim Integrated Products, Inc.	335,700	11,216
Motorola, Inc.	663,900	11,751
Seagate Technology (b)	278,200	6,056
Tektronix, Inc.	211,400	7,133

		62,143

Materials (5.7%)
Alcoa, Inc.	159,500	6,465
Ashland, Inc.	160,750	10,279
Dow Chemical Co. (The)	124,100	5,488
Louisiana-Pacific Corp. (b)	302,672	5,727
Newmont Mining Corp.	235,200	9,187
Peabody Energy Corp. (b)	132,350	6,403
Praxair, Inc.	133,600	9,618
Rohm & Haas Co.	177,000	9,678
Scotts Miracle-Gro Co., Cl A (The) (b)	135,050	5,799

		68,644

Telecommunication Services (5.2%)
ALLTEL Corp.	89,386	6,038
AT&T, Inc.	621,900	25,809
Sprint Nextel Corp. (b)	555,250	11,499
Verizon Communications, Inc. (b)	466,410	19,202

		62,548

	Shares	Value
Utilities (6.9%)
Aqua America, Inc. (b)	410,611	9,235
Dominion Resources, Inc. (b)	107,218	9,254
Duke Energy Corp. (b)	492,656	9,016
Entergy Corp. (b)	83,350	8,948
PPL Corp.	215,044	10,061
Public Service Enterprise Group, Inc.	114,000	10,007
Questar Corp.	182,700	9,656
TECO Energy, Inc.	343,853	5,907
Vectren Corp. (b)	205,150	5,525
Xcel Energy, Inc.	292,500	5,987

		83,596

Total Common Stocks (Cost $1,011,889)		1,166,125

Short-Term Investment (14.6%)
Credit Suisse Enhanced Liquidity Fund (c)	175,136,321	175,136

Total Short-Term Investment (Cost $175,136)		175,136

Money Market Fund (6.8%)
STI Classic Institutional Cash	81,679,111	81,679

Management Money Market Fund (d)
Total Money Market Fund (Cost $81,679)		81,679

Total Investments (Cost $1,268,704) (a) - 118.2%		1,422,940
Liabilities in excess of other assets - (18.2)%		(219,568)

Net Assets - 100.0%		$1,203,372

(a)	Cost for federal income tax purposes is $1,269,262 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$165,825
Unrealized Depreciation	(12,147)

Unrealized Appreciation (Depreciation)	$153,678

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $169,794.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
ADR – American Depositary Receipt
Cl – Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Mid-Cap Core Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (98.4%)
Consumer Discretionary (14.9%)
Abercrombie & Fitch Co., Cl A	44,520	$3,249
American Eagle Outfitters, Inc. (b)	93,316	2,394
CBS Corp., Cl B	79,365	2,644
Darden Restaurants, Inc.	48,680	2,141
Hilton Hotels Corp. (b)	100,517	3,364
International Game Technology	77,131	3,062
J.C. Penney Co., Inc.	45,365	3,284
KB HOME	54,016	2,127
Limited Brands, Inc. (b)	123,967	3,403
Mattel, Inc.	140,152	3,544
Men’s Wearhouse, Inc. (The)	58,914	3,009
Mohawk Industries, Inc. * (b)	35,193	3,548
Newell Rubbermaid, Inc.	117,223	3,450
Nordstrom, Inc.	57,493	2,939
Omnicom Group, Inc.	61,000	3,228
Sotheby’s	67,065	3,086
Whirlpool Corp. (b)	30,634	3,407

		51,879

Consumer Staples (7.2%)
Church & Dwight Co., Inc. (b)	59,444	2,881
ConAgra Foods, Inc.	167,728	4,505
General Mills, Inc.	49,873	2,914
Hershey Co. (The)	51,750	2,620
J. M. Smucker Co. (The)	26,751	1,703
Kroger Co. (The)	115,264	3,242
Pepsi Bottling Group, Inc. (The)	108,498	3,654
Reynolds American, Inc.	55,003	3,586

		25,105

Energy (6.9%)
Cameron International Corp. * (b)	62,746	4,484
Chesapeake Energy Corp. (b)	83,716	2,897
Diamond Offshore Drilling, Inc.	32,675	3,318
Noble Energy, Inc.	73,379	4,579
Pogo Producing Co. (b)	39,108	1,986
Spectra Energy Corp.	102,000	2,648
Tesoro Corp.	71,064	4,061

		23,973

Financials (17.9%)
AMB Property Corp. (b)	49,488	2,634
Ambac Financial Group, Inc. (b)	38,409	3,349
American Financial Group, Inc.	60,191	2,056
Ameriprise Financial, Inc.	54,194	3,445
Apartment Investment & Management Co., ClA	53,176	2,681
Arch Capital Group Ltd. *	30,174	2,189
Assurant, Inc.	53,225	3,136
BankUnited Financial Corp., Cl A (b)	124,477	2,498
Entertainment Properties Trust (b)	37,333	2,008
HCC Insurance Holdings, Inc. (b)	92,177	3,080

	Shares	Value
Janus Capital Group, Inc. (b)	101,328	2,821
Jones Lang LaSalle, Inc.	31,686	3,596
Legg Mason, Inc.	37,462	3,686
Marshall & Ilsley Corp.	82,030	3,906
MGIC Investment Corp. (b)	57,208	3,253
PMI Group, Inc. (The)	75,580	3,376
Principal Financial Group, Inc.	47,780	2,785
ProLogis (b)	44,157	2,513
Raymond James Financial, Inc.	93,010	2,874
Security Capital Assurance Ltd.	106,579	3,290
SL Green Realty Corp. (b)	23,340	2,892

		62,068

Health Care (9.4%)
Applera Corp.- Applied Biosystems Group	128,018	3,909
Becton, Dickinson & Co.	43,804	3,263
Celgene Corp. * (b)	46,271	2,653
Dade Behring Holdings, Inc.	59,530	3,162
Henry Schein, Inc. * (b)	52,584	2,810
Laboratory Corp. of America Holdings * (b)	45,569	3,566
Millipore Corp. * (b)	44,904	3,372
Thermo Fisher Scientific, Inc. * (b)	73,333	3,793
Universal Health Services, Inc., Cl B	51,660	3,177
WellCare Health Plans, Inc. * (b)	32,701	2,960

		32,665

Industrials (13.0%)
Copart, Inc. *	114,387	3,499
Covanta Holding Corp. *	133,130	3,282
CSX Corp. (b)	76,899	3,467
Curtiss-Wright Corp. (b)	68,800	3,207
Dover Corp.	82,184	4,204
Eaton Corp.	47,120	4,382
Equifax, Inc.	89,022	3,954
Goodrich Corp.	53,713	3,199
Ingersoll-Rand Co. Ltd., Cl A (b)	73,109	4,008
L-3 Communications Holdings, Inc.	24,973	2,432
Lennox International, Inc.	107,195	3,669
PACCAR, Inc. (b)	32,951	2,868
Toro Co., (The)	51,827	3,052

		45,223

Information Technology (14.3%)
BMC Software, Inc. *	95,729	2,901
Cadence Design Systems, Inc. *	200,089	4,393
Electronic Data Systems Corp.	80,485	2,232
Fiserv, Inc. *	55,658	3,161
Jabil Circuit, Inc.	159,312	3,516
Juniper Networks, Inc. * (b)	149,935	3,773
LSI Logic Corp. * (b)	385,455	2,895
NCR Corp. *	60,346	3,171
Novellus Systems, Inc. * (b)	93,432	2,651
Paychex, Inc.	63,000	2,465
Sybase, Inc. * (b)	108,639	2,595
Teradyne, Inc. *	179,608	3,158
Total System Services, Inc. (b)	102,604	3,028
VeriSign, Inc. * (b)	111,075	3,524
Vishay Intertechnology, Inc. * (b)	194,412	3,076
Xerox Corp. *	191,093	3,531

		50,070

	Shares	Value
Materials (6.3%)
Albemarle Corp.	60,714	2,339
FMC Corp.	37,134	3,319
Huntsman Corp.	140,309	3,411
Lyondell Chemical Co.	96,544	3,584
Sonoco Products Co.	82,516	3,533
Steel Dynamics, Inc.	55,702	2,334
United States Steel Corp.	29,820	3,243

		21,763

Telecommunication Services (2.1%)
Qwest Communications International, Inc. * (b)	374,869	3,636
Telephone & Data Systems, Inc.	55,870	3,496

		7,132

Utilities (6.5%)
American Electric Power Co., Inc. (b)	91,983	4,143
Edison International	73,710	4,137
MDU Resources Group, Inc.	122,013	3,421
OGE Energy Corp.	101,951	3,737
PG&E Corp.	92,246	4,178
Xcel Energy, Inc.	145,147	2,971

		22,587

Total Common Stocks (Cost $277,217)		342,465

Short-Term Investment (26.9%)
Credit Suisse Enhanced Liquidity Fund (c)	93,363,789	93,364

Total Short-Term Investment (Cost $93,364)		93,364

Money Market Fund (1.2%)
STI Classic Institutional Cash	4,072,440	4,072

Management Money Market Fund (d)
Total Money Market Fund (Cost $4,072)		4,072

Total Investments (Cost $374,653) (a) - 126.5%		439,901
Liabilities in excess of other assets - (26.5)%		(92,211)

Net Assets - 100.0%		$347,690

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $376,770 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$66,371
Unrealized Depreciation	(3,240)

Unrealized Appreciation (Depreciation)	$63,131

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $90,215.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
Cl – Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Mid-Cap Value Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (97.3%)
Consumer Discretionary (11.7%)
Brunswick Corp. (b)	125,600	$4,098
Circuit City Stores, Inc.	488,200	7,362
Foot Locker, Inc.	114,200	2,490
Gap, Inc. (The) (b)	190,400	3,637
H&R Block, Inc. (b)	84,100	1,965
Leggett & Platt, Inc. (b)	211,500	4,664
Macy’s, Inc.	88,700	3,528
OfficeMax, Inc.	121,466	4,774
Standard Pacific Corp. (b)	335,900	5,888

		38,406

Consumer Staples (7.8%)
Brown-Forman Corp., Cl B	31,200	2,280
Clorox Co. (The)	62,100	3,856
ConAgra Foods, Inc.	163,100	4,381
Fomento Economico Mexicano S.A.B. de C.V. ADR	89,400	3,515
Hershey Co. (The) (b)	85,600	4,333
Longs Drug Stores Corp.	27,700	1,455
Pepsi Bottling Group, Inc. (The)	95,500	3,216
Sara Lee Corp.	151,700	2,640

		25,676

Energy (11.5%)
Anadarko Petroleum Corp. (b)	141,600	7,362
BJ Services Co. (b)	56,200	1,598
Cameco Corp.	27,100	1,375
CHC Helicopter Corp., Cl A	55,089	1,433
Chesapeake Energy Corp.	93,400	3,232
Diamond Offshore Drilling, Inc.	26,900	2,732
Enterprise Products Partnerts LP (b)	53,500	1,702
Hess Corp.	56,400	3,325
Ship Finance International Ltd. (b)	77,000	2,285
Spectra Energy Corp.	137,400	3,567
Sunoco, Inc.	39,100	3,115
TransCanada Corp.	67,600	2,326
Williams Cos., Inc. (The)	113,465	3,588

		37,640

Financials (20.9%)
Alexandria Real Estate Equities, Inc. (b)	24,800	2,401
AMB Property Corp.	64,000	3,406
Aon Corp. (b)	57,000	2,429
Astoria Financial Corp. (b)	134,400	3,365
BankUnited Financial Corp., Cl A (b)	166,640	3,344
Bear Stearns Cos., Inc. (The)	27,800	3,892
Brookfield Properties Corp.	145,850	3,546
Colonial BancGroup, Inc. (The)	265,700	6,635
Colonial Properties Trust (b)	97,200	3,543
First Charter Corp.	23,067	449
Genworth Financial, Inc., Cl A	147,300	5,067

	Shares	Value
Huntington Bancshares, Inc. (b)	150,900	3,431
Lazard Ltd., Cl A (b)	68,826	3,099
Legg Mason, Inc.	37,800	3,719
Protective Life Corp.	33,300	1,592
Security Capital Assurance Ltd.	271,776	8,389
Sterling Financial Corp.	117,813	3,410
Ventas, Inc. (b)	94,584	3,429
Zions Bancorp	43,700	3,361

		68,507

Health Care (4.7%)
Brookdale Senior Living, Inc.	84,900	3,869
Cooper Cos., Inc. (The) (b)	61,247	3,266
Omnicare, Inc. (b)	130,300	4,698
Quest Diagnostics, Inc. (b)	69,400	3,585

		15,418

Industrials (13.0%)
Aircastle Ltd.	166,458	6,628
Cooper Industries Ltd., Cl A	28,500	1,627
Forward Air Corp. (b)	112,300	3,828
Franklin Electric Co., Inc. (b)	34,000	1,604
Macquarie Infrastructure Co. LLC	57,600	2,389
Rockwell Automation, Inc.	81,873	5,685
Ryder System, Inc.	65,200	3,508
Southwest Airlines Co. (b)	392,400	5,851
UTI Worldwide, Inc.	154,200	4,131
Waste Management, Inc.	119,000	4,647
World Fuel Services Corp.	61,400	2,582

		42,480

Information Technology (8.3%)
Global Payments, Inc. (b)	63,600	2,522
Harris Corp.	104,100	5,679
Intersil Corp., Cl A	81,600	2,567
Jabil Circuit, Inc.	311,100	6,865
Maxim Integrated Products, Inc.	98,900	3,304
Nam Tai Electronics, Inc.	202,756	2,417
Seagate Technology (b)	181,100	3,943

		27,297

Materials (5.8%)
Air Products & Chemicals, Inc.	30,900	2,483
Cytec Industries, Inc.	70,500	4,496
FMC Corp.	27,400	2,449
Louisiana-Pacific Corp. (b)	177,400	3,356
Newmont Mining Corp.	61,100	2,387
Scotts Miracle-Gro Co., Cl A (The) (b)	92,100	3,955

		19,126

Telecommunication Services (1.6%)
Embarq Corp. (b)	81,200	5,146

Utilities (12.0%)
Aqua America, Inc. (b)	151,300	3,403
CMS Energy Corp.	142,100	2,444
Edison International	60,900	3,418
Integrys Energy Group, Inc. (b)	63,100	3,201
ITC Holdings Corp. (b)	80,700	3,279
PG&E Corp.	76,100	3,447
PNM Resources, Inc. (b)	141,400	3,930
Public Service Enterprise Group, Inc.	40,000	3,511
Sempra Energy	68,700	4,069
TECO Energy, Inc.	195,400	3,357
Vectren Corp.	71,500	1,925

	Shares	Value
Xcel Energy, Inc.	158,700	3,249

		39,233

Total Common Stocks (Cost $310,003)		318,929

Short-Term Investment (25.6%)
Credit Suisse Enhanced Liquidity Fund (c)	83,909,878	83,910

Total Short-Term Investment (Cost $83,910)		83,910

Money Market Fund (2.7%)
STI Classic Institutional Cash Management Money Market Fund (d)	8,733,008	8,733

Total Money Market Fund (Cost $8,733)		8,733

Total Investments (Cost $402,646) (a) - 125.6%		411,572
Liabilities in excess of other assets - (25.6)%		(83,791)

Net Assets - 100.0%		$327,781

(a)	Cost for federal income tax purposes is $403,336 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$20,089
Unrealized Depreciation	(11,853)

Unrealized Appreciation (Depreciation)	$8,236

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $81,095.
(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
ADR – American Depositary Receipt
Cl — Class
LLC – Limited Liability Company
LP – Limited Partnership
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Select Large Cap Growth Stock Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (99.3%)
Consumer Discretionary (11.4%)
Coach, Inc. *	48,870	$2,316
Omnicom Group, Inc.	54,440	2,881
Staples, Inc.	115,880	2,750
Target Corp.	48,520	3,085
TJX Cos., Inc. (The)	87,190	2,398

		13,430

Consumer Staples (9.2%)
Costco Wholesale Corp. (b)	55,390	3,241
PepsiCo, Inc.	64,840	4,205
Procter & Gamble Co. (The)	56,610	3,464

		10,910

Energy (3.7%)
Baker Hughes, Inc.	26,570	2,235
Schlumberger Ltd.	25,360	2,154

		4,389

Financials (10.1%)
AFLAC, Inc. (b)	54,020	2,777
American Express Co.	56,070	3,430
State Street Corp.	36,880	2,523
T. Rowe Price Group, Inc.	62,690	3,253

		11,983

Health Care (17.1%)
Baxter International, Inc.	64,700	3,644
Genentech, Inc. *	31,690	2,398
Gilead Sciences, Inc. * (b)	77,130	2,990
Stryker Corp. (b)	44,030	2,778
Thermo Fisher Scientific, Inc. * (b)	58,810	3,042
UnitedHealth Group, Inc.	45,520	2,328
WellPoint, Inc. *	38,040	3,037

		20,217

Industrials (15.2%)
Boeing Co. (The)	39,600	3,809
Danaher Corp. (b)	34,040	2,570
General Electric Co.	91,784	3,513
Precision Castparts Corp.	16,910	2,052
Raytheon Co.	55,000	2,964
United Technologies Corp.	43,570	3,090

		17,998

Information Technology (28.4%)
Adobe Systems, Inc. *	62,520	2,510
Analog Devices, Inc.	51,670	1,945
Apple, Inc. *	24,160	2,948
Automatic Data Processing, Inc.	62,990	3,053
Cisco Systems, Inc. *	129,600	3,609
Google, Inc., Cl A *	7,080	3,707
Hewlett-Packard Co.	88,960	3,970
Intel Corp.	113,696	2,701
Microsoft Corp.	114,696	3,380
Oracle Corp. *	149,618	2,949

	Shares	Value
QUALCOMM, Inc.	62,350	2,705

		33,477

Materials (4.2%)
Praxair, Inc.	69,160	4,979

Total Common Stocks (Cost $98,412)		117,383

Warrants (0.0%)
Information Technology (0.0%)
Lucent Technologies, Inc. *	22,693	4

Total Warrants (Cost $0)		4

Short-Term Investment (12.6%)
Credit Suisse Enhanced Liquidity Fund (c)	14,901,600	14,902

Total Short-Term Investment (Cost $14,902)		14,902

Money Market Fund (0.7%)
STI Classic Institutional Cash Management Money Market Fund (d)	824,242	824

Total Money Market Fund (Cost $824)		824

Total Investments (Cost $114,138) (a) - 112.6%		133,113
Liabilities in excess of other assets - (12.6)%		(14,912)

Net Assets - 100.0%		$118,201

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $114,335 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$19,401
Unrealized Depreciation	(623)

Unrealized Appreciation (Depreciation)	$18,778

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at in June 30, 2007 thousands was $ 14,459.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
Cl — Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Small Cap Growth Stock Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (97.9%)
Consumer Discretionary (17.8%)
Aeropostale, Inc. * (b)	146,031	$6,087
Ameristar Casinos, Inc. *	130,164	4,522
Capella Education Co. *	9,678	445
Charlotte Russe Holding, Inc. *	113,929	3,061
Chipotle Mexican Grill, Inc., Cl A * (b)	52,311	4,461
CKE Restaurants, Inc. (b)	207,819	4,171
Columbia Sportswear Co. (b)	75,980	5,218
Deckers Outdoor Co. * (b)	69,497	7,013
DeVry, Inc. (b)	209,007	7,111
Fossil, Inc. * (b)	172,946	5,100
Heelys, Inc. * (b)	155,105	4,011
J. Crew Group, Inc. *	54,250	2,934
Jarden Corp. * (b)	107,194	4,610
McCormick & Schmick’s Seafood Restaurants, Inc. *	160,413	4,161
Oakley, Inc. (b)	33,283	945
Pacific Sunwear of California, Inc. *	291,314	6,409
Payless ShoeSource, Inc. *	166,016	5,238
Phillips-Van Heusen Corp.	108,095	6,548
Priceline.com, Inc. * (b)	119,456	8,212
Skechers U.S.A., Inc., Cl A *	133,432	3,896
Smith & Wesson Holding Corp. * (b)	291,070	4,875
Sotheby’s (b)	108,407	4,989
Steiner Leisure Ltd. * (b)	108,449	5,327
Tractor Supply Co. * (b)	68,219	3,551
Tween Brands, Inc. * (b)	131,765	5,877
Universal Electronics, Inc. *	83,368	3,028
WMS Industries, Inc. * (b)	193,737	5,591
Zumiez, Inc. * (b)	134,766	5,091

		132,482

Consumer Staples (1.9%)
Corn Products International, Inc.	107,492	4,886
Flowers Foods, Inc.	159,577	5,323
Hain Celestial Group, Inc., (The) * (b)	152,821	4,148

		14,357

Energy (6.2%)
Cal Dive International, Inc. * (b)	258,253	4,295
Core Laboratories NV *	52,419	5,330
Drill-Quip, Inc. * (b)	111,642	5,018
Grey Wolf, Inc. * (b)	610,885	5,034
GulfMark Offshore, Inc. * (b)	87,091	4,461
Matrix Service Co. * (b)	215,039	5,345
NATCO Group, Inc., Cl A *	101,394	4,668
Oceaneering International, Inc. * (b)	77,136	4,060
PetroQuest Energy, Inc. * (b)	253,059	3,679
Superior Energy Services, Inc. *	110,613	4,416

		46,306

	Shares	Value
Financials (7.6%)
Advanta Corp., Cl B (b)	164,892	5,135
BankUnited Financial Corp., Cl A (b)	81,603	1,638
Cash America International, Inc.	48,630	1,928
Corporate Office Properties Trust (b)	75,591	3,100
Digital Reality Trust, Inc. (b)	100,996	3,806
FelCor Lodging Trust, Inc.	107,707	2,804
Hanover Insurance Group, Inc., (The)	83,712	4,084
Navigators Group, Inc. (The) *	77,244	4,163
Portfolio Recovery Associates, Inc. (b)	68,850	4,132
PrivateBancorp, Inc. (b)	98,772	2,845
RLI Corp.	67,173	3,758
SVB Financial Group * (b)	127,327	6,762
Tanger Factory Outlet Centers, Inc. (b)	60,176	2,254
United Community Banks, Inc. (b)	121,178	3,137
Waddell & Reed Financial, Inc., Cl A	114,024	2,966
World Acceptance Corp. * (b)	88,726	3,791

		56,303

Health Care (17.0%)
Advanced Magnetics, Inc. *	32,415	1,885
Alexion Pharmaceuticals, Inc. * (b)	122,041	5,499
Align Technology, Inc. * (b)	217,026	5,243
Alkermes, Inc. * (b)	234,944	3,430
Alliance Imaging, Inc. *	86,669	814
Allscripts Healthcare Solutions, Inc. * (b)	210,600	5,366
BioMarin Pharmaceutical, Inc. * (b)	318,367	5,712
Conceptus, Inc. * (b)	195,045	3,778
ev3, Inc. * (b)	173,976	2,937
Genomic Health, Inc. * (b)	180,956	3,402
GTx, Inc. * (b)	165,337	2,677
HealthExtras, Inc. *	135,421	4,006
Immucor, Inc. * (b)	234,528	6,559
inVentiv Health, Inc. * (b)	160,388	5,872
LHC Group, Inc. * (b)	150,068	3,932
LifeCell Corp. * (b)	175,545	5,361
MedCath Corp. *	136,244	4,333
Meridian Bioscience, Inc.	276,023	5,979
NuVasive, Inc. * (b)	199,435	5,387
Omnicell, Inc. * (b)	294,006	6,108
OSI Pharmaceuticals, Inc. * (b)	53,844	1,950
Palomar Medical Technologies, Inc. * (b)	116,269	4,036
Phase Forward, Inc. * (b)	315,632	5,312
Psychiatric Solutions, Inc. * (b)	214,941	7,793
Varian, Inc. *	90,729	4,975
Ventana Medical Systems, Inc. * (b)	69,827	5,396
West Pharmaceutical Services, Inc. (b)	105,598	4,979
XenoPort, Inc.. * (b)	85,375	3,792

		126,513

Industrials (19.9%)
Acuity Brands, Inc. (b)	109,719	6,614
Ceradyne, Inc. *	85,438	6,319
Columbus McKinnon Corp. * (b)	144,186	4,643
COMSYS IT Partners, Inc. * (b)	158,919	3,625
Consolidated Graphics, Inc. *	50,969	3,531
Curtiss-Wright Corp.	134,452	6,267
EMCOR Group, Inc. * (b)	84,877	6,188
FormFactor, Inc. * (b)	131,199	5,025
Gardner Denver, Inc. *	128,938	5,486
General Cable Corp. * (b)	67,486	5,112
Genesee & Wyoming, Inc., Cl A * (b)	145,335	4,337

	Shares	Value
Genlyte Group, Inc., (The) * (b)	90,810	7,132
Heidrick & Struggles International, Inc. *	94,047	4,819
Hub Group, Inc., Cl A * (b)	180,293	6,339
Kaman Corp.,	149,599	4,666
Kansas City Southern, Inc. * (b)	107,869	4,049
Knoll, Inc.	218,995	4,905
Korn/Ferry International * (b)	163,424	4,292
Orbital Sciences Corp. *	244,507	5,137
Pike Electric Corp. *	207,581	4,646
RBC Bearings, Inc. * (b)	114,582	4,727
Toro Co., (The)	84,946	5,002
TransDigm Group, Inc. *	127,572	5,162
UAP Holding Corp.	218,445	6,584
URS Corp. *	99,777	4,844
Wabtec Corp. (b)	150,465	5,496
Woodward Governor Co.	115,491	6,198
Zoltek Cos., Inc. * (b)	168,780	7,009

		148,154

Information Technology (22.8%)
ANADIGICS, Inc. * (b)	323,921	4,467
Anixter International, Inc. *	70,299	5,287
ANSYS, Inc. *	157,462	4,173
Arris Group, Inc. * (b)	440,297	7,744
Atheros Communications *	222,809	6,871
Authorize.Net Holdings, Inc. *	178,369	3,191
Bankrate, Inc. * (b)	78,562	3,765
Blackboard, Inc. * (b)	96,192	4,052
Blue Coat Systems, Inc. *	92,020	4,557
Brocade Communication Systems, Inc. *	429,427	3,358
CommScope, Inc. * (b)	62,562	3,650
Comtech Group, Inc. * (b)	230,715	3,809
Comtech Telecommunications Corp. *	96,988	4,502
Cymer, Inc. * (b)	61,389	2,468
Digital River, Inc. * (b)	125,434	5,676
Dionex Corp. * (b)	70,992	5,040
Double-Take Software, Inc. *	260,940	4,282
Electro Scientific Industries, Inc. * (b)	116,492	2,423
FEI Co. * (b)	112,850	3,663
IHS, Inc., Cl A * (b)	159,229	7,325
InfoCrossing, Inc. *	324,864	6,000
MTS Systems Corp.	46,121	2,060
NETGEAR, Inc. *	146,982	5,328
Netlogic Microsystems, Inc. * (b)	140,490	4,473
NICE Systems Ltd. *	121,279	4,213
Nuance Communications, Inc. * (b)	408,031	6,826
Perficient, Inc. * (b)	219,276	4,539
Quest Software, Inc. * (b)	74,098	1,200
Radiant Systems, Inc. * (b)	209,200	2,770
Radvision Ltd. *	136,410	2,869
Tessera Technologies, Inc. * (b)	136,528	5,536
THQ, Inc. * (b)	198,377	6,054
Trident Microsystems, Inc. * (b)	211,260	3,877
Trimble Navigation Ltd. *	104,665	3,370
ValueClick, Inc. * (b)	225,372	6,639
Varian Semiconductor Equipment Associates, Inc. * (b)	126,678	5,075
VASCO Data Security International, Inc. * (b)	217,249	4,945
ViaSat, Inc. *	128,730	4,132

		170,209

	Shares	Value
Materials (3.9%)
AK Steel Holding Corp. *	82,915	3,099
Carpenter Technology Corp.	38,682	5,041
Claymont Steel Holdings, Inc. * (b)	123,348	2,638
H.B. Fuller Co.	172,937	5,169
Hercules, Inc. *	293,934	5,776
Silgan Holdings, Inc.	79,483	4,394
Terra Industries, Inc. * (b)	114,339	2,906

		29,023

Telecommunication Services (0.8%)
Cbeyond, Inc. * (b)	155,248	5,979

Total Common Stocks (Cost $589,991)		729,326

Warrants (0.0%)
Health Care (0.0%)
Drugmax, Inc. * (d) (g)	1,301,500	—

Telecommunication Services (0.0%)
Sunair Services Corp. (d) (f)	350,000	—

Total Warrants (Cost $163)		—

Short-Term Investment (42.1%)
Credit Suisse Enhanced Liquidity Fund (c)	313,674,923	313,675

Total Short-Term Investment (Cost $313,675)		313,675

Money Market Fund (3.4%)
STI Classic Institutional Cash Management Money Market Fund (e)	25,287,738	25,288

Total Money Market Fund (Cost $25,288)		25,288

Total Investments (Cost $929,117) (a) - 143.4%		1,068,289
Liabilities in excess of other assets - (43.4)%		(323,524)

Net Assets - 100.0%		$744,765

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $930,870 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$152,363
Unrealized Depreciation	(14,944)

Unrealized Appreciation (Depreciation)	$137,419

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $303,750.
(c)	This security was purchased with cash collateral held from securities lending.

(d)	Market value is zero.
(e)	Affiliate investment.
(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2007 are identified below (in thousands):

Issue Description	Acquisition Date	Cost ($)	Shares	Value ($)	Percent of Net Assets
Sunair Services Corp. Warrants	12/15/05	—	350	—	—
(g)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of June 30, 2007.

Cl – Class
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Small Cap Quantitative Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (97.1%)
Consumer Discretionary (15.8%)
Aeropostale, Inc. *	1,659	$69
American Axle & Manufacturing Holdings, Inc.	2,302	68
Applebee’s International, Inc.	2,766	67
Asbury Automotive Group, Inc.	2,236	56
Avatar Holdings, Inc. *	720	55
Big Lots, Inc. *	2,755	81
Blyth, Inc.	2,169	58
Bob Evans Farms, Inc.	1,738	64
Buckle, Inc., (The)	1,443	57
CSK Auto Corp. *	3,183	59
Drew Industries, Inc. *	1,745	58
Gymboree Corp., (The) *	1,524	60
Jack in the Box, Inc. *	999	71
JAKKS Pacific, Inc. *	2,222	63
Jo-Ann Stores, Inc. *	1,908	54
Journal Communications, Inc., Cl A	4,254	55
Lear Corp. *	2,163	77
Maidenform Brands, Inc. *	2,886	57
National CineMedia, Inc. *	2,188	61
Pep Boys-Manny, Moe & Jack (The)	2,964	60
Perry Ellis International, Inc. *	1,789	58
Phillips-Van Heusen Corp.	1,375	82
Sinclair Broadcast Group, Inc., Cl A	3,918	56
Sotheby’s	1,714	79
Steinway Musical Instruments, Inc.	1,493	52
Stewart Enterprises, Inc., Cl A	7,649	60
Tempur-Pedic International, Inc.	2,436	63
Triarc Cos., Inc., Cl B	3,938	62
Tupperware Brands Corp.	2,379	68
Universal Electronics, Inc. *	1,763	64
Vail Resorts, Inc. *	1,151	70
Warnaco Group, Inc., (The) *	1,866	73

		2,037

Consumer Staples (3.0%)
American Oriental Bioengineering, Inc. *	5,444	48
Imperial Sugar Co.	1,879	58
Ingles Markets, Inc., Cl A	1,504	52
NBTY, Inc. *	1,471	63
Seaboard Corp.	22	52
Universal Corp.	994	61
Village Super Market, Inc., Cl A	1,132	54

		388

Energy (5.3%)
Brigham Exploration Co. *	9,732	57
Delek US Holdings, Inc.	2,548	68
GulfMark Offshore, Inc. *	1,334	68
Mariner Energy, Inc. *	3,055	74
Oil States International, Inc. *	1,959	81
Petroleum Development Corp. *	1,374	65

	Shares	Value
Pioneer Drilling Co. *	4,269	64
Rosetta Resources, Inc. *	2,913	63
Trico Marine Services, Inc. *	1,517	62
Western Refining, Inc.	1,379	80

		682

Financials (20.2%)
American Physicians Capital, Inc. *	1,364	55
Apollo Investment Corp.	3,231	70
Ares Capital Corp.	3,543	60
Argonaut Group, Inc.	1,949	61
Ashford Hospitality Trust	5,375	63
Baldwin & Lyons, Inc., Cl B	2,173	56
Capital Southwest Corp.	346	54
Capital Trust, Inc., Cl A	1,305	45
CNA Surety Corp. *	2,770	52
Commerce Group Corp. (The)	2,048	71
Crystal River Capital, Inc.	1,945	47
Deerfield Triarc Capital Corp.	3,806	56
Delphi Financial Group, Inc., Cl A	1,654	69
DiamondRock Hospitality Co.	3,582	68
Entertainment Properties Trust	1,160	62
Euronet Worldwide, Inc. *	2,459	72
FBL Financial Group, Inc., Cl A	1,485	58
First Industrial Realty Trust, Inc.	1,625	63
FPIC Insurance Group, Inc. *	1,347	55
Gramercy Capital Corp.	1,861	51
Harleysville Group, Inc.	1,802	60
Horace Mann Educators Corp.	2,830	60
Inland Real Estate Corp.	3,590	61
ITLA Capital Corp.	1,056	55
James River Group, Inc.	1,588	53
LTC Properties, Inc.	2,469	56
MCG Capital Corp.	3,631	58
Meadowbrook Insurance Group, Inc. *	5,104	56
MFA Mortgage Investments, Inc.	8,066	59
National Interstate Corp.	2,300	60
National Retail Properties, Inc.	2,861	63
Nationwide Health Properties, Inc.	2,613	71
Navigators Group, Inc. (The) *	1,172	63
NorthStar Realty Finance Corp.	4,241	53
Odyssey Re Holdings Corp.	1,372	59
OMEGA Healthcare Investors, Inc.	3,791	60
ProAssurance Corp. *	1,253	70
Resource Capital Corp.	3,417	48
RLI Corp.	1,113	62
Seabright Insurance Holdings *	3,162	55
Sterling Financial Corp.	2,203	64
Technology Investment Capital Corp.	3,365	53
United Fire & Casualty Co.	1,630	58
Zenith National Insurance Corp.	1,443	68

		2,613

Health Care (11.3%)
Albany Molecular Research, Inc. *	3,795	56
Amedisys, Inc. *	1,573	57
AmSurg Corp. *	2,347	57
Analogic Corp.	849	62
Apria Healthcare Group, Inc. *	2,110	61
Bradley Pharmaceuticals, Inc. *	2,466	54
Capital Senior Living Corp. *	4,880	46
CONMED Corp. *	1,869	55
Datascope Corp.	1,461	56

	Shares	Value
Genesis HealthCare Corp. *	900	62
Healthspring, Inc. *	2,359	45
inVentiv Health, Inc. *	1,663	61
MedCath Corp. *	1,581	50
National Healthcare Corp.	1,030	53
Noven Pharmaceuticals, Inc. *	2,345	55
Option Care, Inc.	3,409	52
Pain Therapeutics, Inc. *	6,322	55
Pharmanet Development Group, Inc. *	1,753	56
Sciele Pharma, Inc. *	2,233	53
STERIS Corp.	2,264	69
Sunrise Senior Living, Inc. *	1,651	66
SuperGen, Inc. *	8,843	49
Trimeris, Inc. *	7,438	51
Varian, Inc. *	1,166	64
ViroPharma, Inc. *	4,169	58
Vital Images, Inc. *	2,041	55

		1,458

Industrials (10.2%)
Allegiant Travel Co. *	2,161	66
AMREP Corp.	1,284	61
Barnes Group, Inc.	2,526	80
Cascade Corp.	1,018	80
CBIZ, Inc. *	9,545	70
COMSYS IT Partners, Inc. *	3,064	70
Cubic Corp.	2,548	77
Deluxe Corp.	2,010	81
Ennis, Inc.	3,000	71
Exponet, Inc. *	3,127	70
G & K Services, Inc., Cl A	1,963	78
Houston Wire & Cable Co. *	2,483	71
Kforce, Inc. *	4,351	70
Spherion Corp. *	7,628	72
TransDigm Group, Inc. *	1,853	75
Tredegar Corp.	3,298	70
Waste Industries USA, Inc.	2,169	74
Watson Wyatt Worldwide, Inc., Cl A	1,740	87

		1,323

Information Technology (17.0%)
3Com Corp. *	16,720	69
Actel Corp. *	4,700	65
AMIS Holdings, Inc. *	5,053	63
Ansoft Corp. *	2,045	60
Arris Group, Inc. *	4,803	85
Brocade Communication Systems, Inc. *	10,641	84
C-COR, Inc. *	4,546	64
CIBER, Inc. *	7,553	62
Comtech Telecommunications Corp. *	1,641	76
Epicor Software Corp. *	4,761	71
iGATE Corp. *	8,444	68
Ikanos Communications, Inc. *	8,188	62
Intevac, Inc. *	3,318	71
Jack Henry & Associates, Inc.	3,044	78
LoJack Corp. *	2,906	65
LTX Corp. *	11,202	62
ManTech International Corp., Cl A *	2,076	64
Methode Electronics, Inc.	4,191	66
Micrel, Inc.	5,522	70
MKS Instruments, Inc. *	2,530	70
MPS Group, Inc. *	5,426	73
MTS Systems Corp.	1,546	69

	Shares	Value
NETGEAR, Inc. *	1,938	70
NetScout Systems, Inc. *	7,658	66
Pegasystems, Inc.	5,740	63
Pericom Semiconductor Corp. *	5,696	64
Perot Systems Corp., Cl A *	4,243	72
Semtech Corp. *	4,290	74
SPSS, Inc. *	1,637	72
Sybase, Inc. *	3,350	80
Symmetricom, Inc. *	7,671	64
ViaSat, Inc. *	2,117	68

		2,210

Materials (9.9%)
AptarGroup, Inc.	2,457	87
Brush Engineered Materials, Inc. *	1,506	63
Buckeye Technologies, Inc. *	5,180	80
Chaparral Steel Co.	1,383	99
Greif, Inc., Cl A	1,486	89
H.B. Fuller Co.	3,031	91
Headwaters, Inc. *	4,096	71
Koppers Holdings, Inc.	2,240	75
Myers Industries, Inc.	3,283	73
Neenah Paper, Inc.	1,718	71
NN, Inc.	5,845	69
Rock-Tenn Co., Cl A	2,358	75
Ryerson, Inc.	1,997	75
Sensient Technologies Corp.	2,979	76
Spartech Corp.	2,738	73
Terra Industries, Inc. *	4,249	107

		1,274

Telecommunication Services (1.1%)
EMS Technologies, Inc. *	3,092	68
Premiere Global Services, Inc. *	5,199	68

		136

Utilities (3.3%)
Black Hills Corp.	1,811	72
El Paso Electric Co. *	2,671	66
New Jersey Resources Corp.	1,350	69
Northwest Natural Gas Co.	1,468	68
PNM Resources, Inc.	2,741	75
Westar Energy, Inc.	3,078	75

		425

Total Common Stocks (Cost $12,352)		12,546

Money Market Fund (0.5%)
STI Classic Institutional Cash Management Money Market Fund (b)	69,411	69

Total Money Market Fund (Cost $69)		69

Total Investments (Cost $12,421) (a) - 97.6%		12,615
Other assets in excess of liabilities - 2.4%		316

Net Assets - 100.0%		$12,931

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $12,475 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$561
Unrealized Depreciation	(421)

Unrealized Appreciation (Depreciation)	$140

(b)	Affiliate investment.
Cl – Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Small Cap Value Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Common Stocks (98.0%)
Consumer Discretionary (12.1%)
Aaron Rents, Inc.	125,000	$3,650
Bassett Furniture Industries, Inc.	204,700	2,794
bebe stores, inc. (b)	327,400	5,242
Brown Shoe Co., Inc. (b)	515,800	12,543
Christopher & Banks Corp. (b)	339,000	5,814
Cinemark Holdings, Inc. *	103,500	1,852
Cobra Electronics Corp.	309,800	2,986
Courier Corp. (b)	106,400	4,256
Group 1 Automotive, Inc. (b)	143,500	5,789
K-Swiss, Inc., Cl A	221,200	6,267
Libbey, Inc.	65,670	1,417
Makita Corp. ADR	16,254	726
Movado Group, Inc. (b)	220,926	7,454
Sauer-Danfoss, Inc.	132,000	3,928
Stage Stores, Inc.	288,500	6,047
Stanley Furniture Co., Inc. (b)	58,600	1,204
Thor Industries, Inc. (b)	132,500	5,981
Tuesday Morning Corp. (b)	365,218	4,514
World Wrestling Entertainment, Inc.	311,600	4,982

		87,446

Consumer Staples (3.2%)
Church & Dwight Co., Inc. (b)	107,150	5,192
Flowers Foods, Inc.	89,000	2,969
Gruma SA ADR (b)	136,700	1,814
Longs Drug Stores Corp. (b)	253,900	13,335

		23,310

Energy (6.6%)
CARBO Ceramics, Inc. (b)	183,400	8,035
CHC Helicopter Corp., Cl A	627,700	16,326
Foundation Coal Holdings, Inc. (b)	273,400	11,111
Tidewater, Inc. (b)	104,200	7,386
Ultrapar Participacoes SA ADR (b)	151,900	5,043

		47,901

Financials (14.9%)
Bank of Hawaii Corp.	134,100	6,925
Banner Corp.	89,000	3,031
Capital Corp. of the West	53,400	1,279
Cash America International, Inc. (b)	417,100	16,538
Cathay General Bancorp (b)	76,600	2,569
City National Corp.	72,300	5,501
Desert Community Bank	82,000	1,882
East West Bancorp, Inc. (b)	55,513	2,158
Federal Agricultural Mortgage Corp., Cl A (b)	76,189	2,607
Glacier Bancorp, Inc. (b)	296,098	6,026
HCC Insurance Holdings, Inc. (b)	225,850	7,546
Horizon Financial Corp.	255,032	5,557
International Bancshares Corp.	122,210	3,131
MoneyGram International, Inc.	388,100	10,847

	Shares	Value
OneBeacon Insurance Group Ltd.	283,400	7,179
StanCorp Financial Group, Inc.	186,200	9,772
UCBH Holdings, Inc. (b)	303,400	5,543
Washington Federal, Inc.	184,804	4,493
West Coast Bancorp (b)	170,853	5,192

		107,776

Health Care (11.7%)
Cooper Cos., Inc. (The) (b)	582,200	31,043
PerkinElmer, Inc.	316,500	8,248
Perrigo Co. (b)	429,000	8,400
PolyMedica, Corp.	90,000	3,677
STERIS Corp. (b)	949,000	29,039
Vital Signs, Inc.	80,094	4,449

		84,856

Industrials (31.7%)
A.O. Smith Corp. (b)	142,000	5,664
Administaff, Inc.	209,200	7,006
American Ecology Corp. (b)	214,300	4,590
BlueLinx Holdings, Inc.	223,400	2,343
Brady Corp., Cl A (b)	166,000	6,165
Donaldson Co., Inc. (b)	229,400	8,155
Dynamic Materials Corp. (b)	326,200	12,233
Forward Air Corp. (b)	357,211	12,177
Franklin Electric Co., Inc. (b)	115,400	5,445
GATX Corp.	408,500	20,119
Gol Linhas Aereas Inteligentes SA ADR (b)	66,092	2,180
Graco, Inc. (b)	442,100	17,808
Greenbrier Cos., Inc. (The) (b)	208,200	6,292
Grupo Aeroportuario del Pacifico SA de CV ADR	574,900	28,355
Guangshen Railway Co. Ltd. ADR (b)	15,100	611
Heartland Express, Inc. (b)	376,200	6,132
Herman Miller, Inc. (b)	262,900	8,308
IDEX Corp. (b)	180,900	6,972
Lennox International, Inc.	49,331	1,689
LSI Industries, Inc.	207,787	3,719
McGrath Rentcorp (b)	237,100	7,988
Mueller Water Products, Inc., Cl B	96,680	1,450
Multi-Color Corp.	63,600	2,500
Portec Rail Products, Inc.	145,427	1,758
Quixote Corp.	148,034	2,768
Seaspan Corp. (b)	287,067	9,238
Supreme Industries, Inc., Cl A	41,505	288
Titan International, Inc. (b)	35,600	1,125
UAP Holding Corp. (b)	75,400	2,273
United Industrial Corp. (b)	106,500	6,388
UTI Worldwide, Inc. (b)	231,600	6,205
Wabtec Corp. (b)	478,700	17,487
Walter Industries, Inc.	156,300	4,526

		229,957

Information Technology (6.4%)
Black Box Corp.	139,600	5,777
Cohu, Inc.	334,300	7,438
Fair Isaac Corp.	384,000	15,407
Ituran Location & Control Ltd.	29,000	364
Keithley Instruments, Inc.	246,700	3,096
Nam Tai Electronics, Inc.	337,200	4,019
Tektronix, Inc.	293,400	9,899

		46,000

	Shares	Value
Materials (8.2%)
Aber Diamond Corp. (b)	127,300	4,877
Agnico-Eagle Mines Ltd.	140,800	5,139
AMCOL International Corp. (b)	179,600	4,905
Compass Minerals International, Inc.	130,000	4,506
Cytec Industries, Inc.	122,300	7,799
Greif, Inc., Cl A	12,200	727
Louisiana-Pacific Corp. (b)	260,700	4,932
Myers Industries, Inc. (b)	113,396	2,507
RPM International, Inc.	394,400	9,115
Scotts Miracle-Gro Co., Cl A (The) (b)	202,700	8,704
Valspar Corp. (The)	210,100	5,969

		59,180

Telecommunication Services (0.8%)
Alaska Communications Systems Group, Inc.	345,200	5,468

Utilities (2.4%)
Companhia de Saneamento Basico do	159,000	7,010
Estado de Sao Paulo ADR PNM Resources, Inc. (b)	228,800	6,358
Portland General Electric Co.	137,700	3,778

		17,146

Total Common Stocks (Cost $584,737)		709,040

Short-Term Investment (37.2%)
Credit Suisse Enhanced Liquidity Fund (c)	269,091,123	269,091

Total Short-Term Investment (Cost $269,091)		269,091

Money Market Fund (3.1%)
STI Classic Institutional Cash Management Money Market Fund (d)	22,169,829	22,170

Total Money Market Fund (Cost $22,170)		22,170

Total Investments (Cost $875,998) (a) - 138.3%		1,000,301
Liabilities in excess of other assets - (38.3)%		(276,824)

Net Assets - 100.0%		$723,477

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $876,503 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$142,301
Unrealized Depreciation	(18,503)

Unrealized Appreciation (Depreciation)	$123,798

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $260,894.
(c)	This security was purchased with cash collateral held from securities lending.
(d)	Affiliate investment.
ADR – American Depositary Receipt
Cl – Class
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Life Vision Aggressive Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Equity Funds (97.2%)
STI Classic Aggressive Growth Stock Fund, I Shares * (b)	339	$4,649
STI Classic Emerging Growth Stock Fund, I Shares * (b)	79	1,161
STI Classic International Equity Index Fund, I Shares (b)	584	11,629
STI Classic Large Cap Core Equity Fund, I Shares (b)	605	11,571
STI Classic Large Cap Growth Stock Fund, I Shares (b)	200	2,729
STI Classic Large Cap Quantitative Equity Fund, I Shares (b)	392	5,783
STI Classic Large Cap Value Equity Fund, I Shares (b)	611	9,860
STI Classic Mid-Cap Core Equity Fund, I Shares (b)	160	2,320
STI Classic Mid-Cap Value Equity Fund, I Shares (b)	104	1,447
STI Classic Select Large Cap Growth Stock Fund, I Shares (b)	95	2,729
STI Classic Small Cap Growth Stock Fund, I Shares * (b)	26	579
STI Classic Small Cap Value Equity Fund, I Shares (b)	94	1,746

Total Equity Funds (Cost $40,895)		56,203

Money Market Fund (3.0%)
STI Classic Prime Quality Money Market Fund, I Shares (b)	1,721,049	1,721

Total Money Market Fund (Cost $1,721)		1,721

Total Investments (Cost $42,616) (a) — 100.2%		57,924
Liabilities in excess of other assets — (0.2)%		(131)

Net Assets — 100.0%		$57,793

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $43,525 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$14,402
Unrealized Depreciation	(3)

Unrealized Appreciation (Depreciation)	$14,399

(b)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Life Vision Conservative Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Equity Funds (27.4%)
STI Classic Aggressive Growth Stock Fund, I Shares * (b)	13,547	$186
STI Classic Emerging Growth Stock Fund, I Shares * (b)	6,369	93
STI Classic International Equity Index Fund, I Shares (b)	25,682	511
STI Classic Large Cap Core Equity Fund, I Shares (b)	31,426	600
STI Classic Large Cap Growth Stock Fund, I Shares (b)	9,654	131
STI Classic Large Cap Quantitative Equity Fund, I Shares (b)	9,391	139
STI Classic Large Cap Value Equity Fund, I Shares (b)	27,388	442
STI Classic Mid-Cap Core Equity Fund, I Shares (b)	6,395	93
STI Classic Mid-Cap Value Equity Fund, I Shares (b)	6,627	92
STI Classic Select Large Cap Growth Stock Fund, I Shares (b)	4,506	130
STI Classic Small Cap Value Equity Fund, I Shares (b)	5,012	93

Total Equity Funds (Cost $1,918)		2,510

Fixed Income Funds (70.1%)
STI Classic Seix Floating Rate High Income Fund, I Shares (b)	32,177	320
STI Classic Seix High Yield Fund, I Shares (b)	17,278	184
STI Classic Total Return Bond Fund, I Shares (b)	587,101	5,735
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares (b)	18,476	184

Total Fixed Income Funds (Cost $6,601)		6,423

Money Market Fund (3.0%)
STI Classic Prime Quality Money Market Fund, I Shares (b)	276,537	277

Total Money Market Fund (Cost $277)		277

Total Investments (Cost $8,796) (a) — 100.5%		9,210
Liabilities in excess of other assets — (0.5)%		(42)

Net Assets — 100.0%		$9,168

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $8,849 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$544
Unrealized Depreciation	(183)

Unrealized Appreciation (Depreciation)	$361

(b)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Life Vision Growth and Income Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Equity Funds (75.4%)
STI Classic Aggressive Growth Stock Fund, I Shares * (b)	653,854	$8,971
STI Classic Emerging Growth Stock Fund, I Shares * (b)	146,092	2,136
STI Classic International Equity Index Fund, I Shares (b)	1,119,516	22,279
STI Classic Large Cap Core Equity Fund, I Shares (b)	1,150,010	21,977
STI Classic Large Cap Growth Stock Fund, I Shares (b)	376,436	5,127
STI Classic Large Cap Quantitative Equity Fund, I Shares (b)	743,468	10,966
STI Classic Large Cap Value Equity Fund, I Shares (b)	1,184,787	19,111
STI Classic Mid-Cap Core Equity Fund, I Shares (b)	295,053	4,272
STI Classic Mid-Cap Value Equity Fund, I Shares (b)	203,867	2,844
STI Classic Select Large Cap Growth Stock Fund, I Shares (b)	178,013	5,123
STI Classic Small Cap Growth Stock Fund, I Shares * (b)	62,729	1,418
STI Classic Small Cap Value Equity Fund, I Shares (b)	177,130	3,286

Total Equity Funds (Cost $80,621)		107,510

Fixed Income Funds (20.9%)
STI Classic Seix Floating Rate High Income Fund, I Shares (b)	143,137	1,426
STI Classic Seix High Yield Fund, I Shares (b)	134,497	1,431
STI Classic Total Return Bond Fund, I Shares (b)	2,602,739	25,428
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares (b)	143,713	1,429

Total Fixed Income Funds (Cost $30,415)		29,714

Money Market Fund (4.0%)
STI Classic Prime Quality Money Market Fund, I Shares (b)	5,715,407	5,715

Total Money Market Fund (Cost $5,715)		5,715

Total Investments (Cost $116,751) (a) — 100.3%		142,939
Liabilities in excess of other assets — (0.3)%		(471)

Net Assets — 100.0%		$142,468

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $118,035 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$25,634
Unrealized Depreciation	(730)

Unrealized Appreciation (Depreciation)	$24,904

(b)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Life Vision Moderate Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Equity Funds (55.5%)
STI Classic Aggressive Growth Stock Fund, I Shares * (b)	759,597	$10,422
STI Classic Emerging Growth Stock Fund, I Shares * (b)	158,731	2,321
STI Classic International Equity Index Fund, I Shares (b)	1,334,072	26,548
STI Classic Large Cap Core Equity Fund, I Shares (b)	1,382,532	26,420
STI Classic Large Cap Growth Stock Fund, I Shares (b)	459,556	6,259
STI Classic Large Cap Quantitative Equity Fund, I Shares (b)	893,788	13,183
STI Classic Large Cap Value Equity Fund, I Shares (b)	1,421,546	22,930
STI Classic Mid-Cap Core Equity Fund, I Shares (b)	367,362	5,319
STI Classic Mid-Cap Value Equity Fund, I Shares (b)	231,757	3,233
STI Classic Select Large Cap Growth Stock Fund, I Shares (b)	217,320	6,254
STI Classic Small Cap Growth Stock Fund, I Shares * (b)	102,068	2,308
STI Classic Small Cap Value Equity Fund, I Shares (b)	212,213	3,937

Total Equity Funds (Cost $99,721)		129,134

Fixed Income Funds (40.4%)
STI Classic Seix Floating Rate High Income Fund, I Shares (b)	464,910	4,631
STI Classic Seix High Yield Fund, I Shares (b)	218,426	2,324
STI Classic Total Return Bond Fund, I Shares (b)	8,643,651	84,448
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares (b)	233,391	2,320

Total Fixed Income Funds (Cost $96,063)		93,723

Money Market Fund (4.0%)
STI Classic Prime Quality Money Market Fund, I Shares (b)	9,212,175	9,212

Total Money Market Fund (Cost $9,212)		9,212

Total Investments (Cost $204,996) (a) — 99.9%		232,069
Other assets in excess of liabilities — 0.1%		193

Net Assets — 100.0%		$232,262

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $207,886 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$26,589
Unrealized Depreciation	(2,406)

Unrealized Appreciation (Depreciation)	$24,183

(b)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Life Vision Target Date 2015 Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Equity Funds (82.2%)
STI Classic Aggressive Growth Stock Fund, I Shares * (b)	14,658	$201
STI Classic Emerging Growth Stock Fund, I Shares * (b)	2,954	43
STI Classic International Equity Index Fund, I Shares (b)	25,297	503
STI Classic Large Cap Core Equity Fund, I Shares (b)	26,894	515
STI Classic Large Cap Growth Stock Fund, I Shares (b)	8,460	115
STI Classic Large Cap Quantitative Equity Fund, I Shares (b)	17,416	257
STI Classic Large Cap Value Equity Fund, I Shares (b)	26,479	427
STI Classic Mid-Cap Core Equity Fund, I Shares (b)	6,919	100
STI Classic Mid-Cap Value Equity Fund, I Shares (b)	4,097	57
STI Classic Select Large Cap Growth Stock Fund, I Shares (b)	4,001	115
STI Classic Small Cap Growth Stock Fund, I Shares * (b)	1,266	29

Total Equity Funds (Cost $2,189)		2,362

Fixed Income Funds (12.9%)
STI Classic Seix Floating Rate High Income Fund, I Shares (b)	2,856	28
STI Classic Seix High Yield Fund, I Shares (b)	5,366	58
STI Classic Total Return Bond Fund, I Shares (b)	26,252	257
STI Classic U.S. Government Securities Ultra-Short Bond Fund, I Shares (b)	2,867	28

Total Fixed Income Funds (Cost $373)		371

Exchange Traded Fund (2.5%)
iShares Russell 2000 Value Index Fund *	866	71

Total Exchange Traded Fund (Cost $69)		71

Money Market Fund (2.0%)
STI Classic Prime Quality Money Market Fund, I Shares (b)	57,812	58

Total Money Market Fund (Cost $58)		58

	Shares	Value
Total Investments (Cost $2,689) (a) — 99.6%		2,862
Other assets in excess of liabilities — 0.4%		11

Net Assets — 100.0%		$2,873

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $2,691 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$176
Unrealized Depreciation	(5)

Unrealized Appreciation (Depreciation)	$171

(b)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Life Vision Target Date 2025 Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Equity Funds (91.8%)
STI Classic Aggressive Growth Stock Fund, I Shares * (b)	32,844	$451
STI Classic Emerging Growth Stock Fund, I Shares * (b)	5,779	84
STI Classic International Equity Index Fund, I Shares (b)	55,160	1,098
STI Classic Large Cap Core Equity Fund, I Shares (b)	58,586	1,119
STI Classic Large Cap Growth Stock Fund, I Shares (b)	18,618	254
STI Classic Large Cap Quantitative Equity Fund, I Shares (b)	37,939	560
STI Classic Large Cap Value Equity Fund, I Shares (b)	58,825	949
STI Classic Mid-Cap Core Equity Fund, I Shares (b)	15,504	224
STI Classic Mid-Cap Value Equity Fund, I Shares (b)	8,032	112
STI Classic Select Large Cap Growth Stock Fund, I Shares (b)	8,812	254
STI Classic Small Cap Growth Stock Fund, I Shares * (b)	2,482	56

Total Equity Funds (Cost $4,760)		5,161

Fixed Income Fund (3.0%)
STI Classic Total Return Bond Fund, I Shares (b)	17,103	167

Total Fixed Income Fund (Cost $169)		167

Exchange Traded Fund (3.0%)
iShares Russell 2000 Value Index Fund *	2,037	168

Total Exchange Traded Fund (Cost $162)		168

Money Market Fund (2.1%)
STI Classic Prime Quality Money Market Fund, I Shares (b)	119,161	119

Total Money Market Fund (Cost $119)		119

Total Investments (Cost $5,210) (a) — 99.9%		5,615
Other assets in excess of liabilities — 0.1%		6

Net Assets — 100.0%		$5,621

*    Non-income producing security.

(a)	Cost for federal income tax purposes is $5,213 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$408
Unrealized Depreciation	(6)

Unrealized Appreciation (Depreciation)	$402

(b)   Affiliate investment.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC EQUITY FUNDS
Life Vision Target Date 2035 Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares	Value
Equity Funds (93.5%)
STI Classic Aggressive Growth Stock Fund, I Shares * (b)	10,552	$145
STI Classic Emerging Growth Stock Fund, I Shares * (b)	2,473	36
STI Classic International Equity Index Fund, I Shares (b)	18,206	363
STI Classic Large Cap Core Equity Fund, I Shares (b)	18,857	360
STI Classic Large Cap Growth Stock Fund, I Shares (b)	6,108	83
STI Classic Large Cap Quantitative Equity Fund, I Shares (b)	12,207	180
STI Classic Large Cap Value Equity Fund, I Shares (b)	19,263	311
STI Classic Mid-Cap Core Equity Fund, I Shares (b)	4,989	72
STI Classic Mid-Cap Value Equity Fund, I Shares (b)	3,231	45
STI Classic Select Large Cap Growth Stock Fund, I Shares (b)	2,890	83
STI Classic Small Cap Growth Stock Fund, I Shares * (b)	797	18

Total Equity Funds (Cost $1,550)		1,696

Fixed Income Fund (1.0%)
STI Classic Total Return Bond Fund, I Shares (b)	1,835	18

Total Fixed Income Fund (Cost $18)		18

Exchange Traded Fund (3.0%)
iShares Russell 2000 Value Index Fund*	656	54

Total Exchange Traded Fund (Cost $51)		54

Money Market Fund (2.1%)
STI Classic Prime Quality Money Market Fund, I Shares (b)	38,570	39

Total Money Market Fund (Cost $39)		39

Total Investments (Cost $1,658) (a) - 99.6%		1,807
Other assets in excess of liabilities - 0.4%		7

Net Assets - 100.0%		$1,814

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $1,658 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$151
Unrealized Depreciation	(2)

Unrealized Appreciation (Depreciation)	$149

(b)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
Georgia Tax-Exempt Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (97.9%)
Georgia (93.9%)
Association County Commissioners of
Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102	$2,680	$2,858
Athens Housing Authority, Student
Housing Lease Project, RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC	1,000	1,043
Atlanta Airport Passenger Facility
Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, FSA	11,000	11,270
Atlanta Airport Project, Ser A, RB,
AMT, 5.375%, 01/01/19, Callable 07/01/14 @ 100, FSA	5,000	5,260
Atlanta Development Authority, Student
Housing Facilities, Georgia State University, RB, 5.000%, 09/01/30, Callable 09/01/15 @ 100, XLCA	2,600	2,681
Augusta Water & Sewer Authority, RB,
5.250%, 10/01/34, Callable 10/01/14 @ 100, FSA	2,000	2,103
Augusta Water & Sewer Authority, RB,
5.250%, 10/01/39, Callable 10/01/14 @ 100, FSA	5,000	5,245
Barrow County, GO, 4.500%, 10/01/11,
FGIC	1,255	1,283
Brunswick Water & Sewer, Refunding &
Improvement Project, RB, 6.100%, 10/01/14, MBIA	1,000	1,107
Burke County Development Authority
Pollution Control, Vogtle Project, RB, 3.840%, 10/01/32 (b)	1,402	1,402
Burke County Development Authority,
Pollution Control, Vogtle Project, RB, 4.000%, 10/01/32 (b)	4,043	4,043
Carroll County Water Authority, Water
& Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,000	1,068
Carrollton Payroll Development
Authority, UWG Campus Center, RB, 5.250%, 08/01/27, Callable 8/01/14 @ 100, MBIA	1,000	1,054
Central Valdosta Development
Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102	1,885	2,000

	Shares
	or
	Principal
	Amount	Value
Cherokee County School System, GO,
5.000%, 08/01/13, MBIA	1,000	1,053
Cobb County Development Authority,
Kennesaw State University Project, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	2,250	2,320
Cobb County Development Authority,
Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	2,000	2,056
Cobb County Development Authority,
Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, AMT, 5.000%, 04/01/33, Callable 04/01/16 @ 101	1,000	987
Cobb-Marietta County, Coliseum &
Exhibit Hall Project, RB, 5.500%, 10/01/12, MBIA	940	987
College Park Business & Industrial
Development Authority, Civic Center Project, RB, 5.750%, 09/01/20, Prerefunded 09/01/10 @ 102, AMBAC	3,000	3,211
Coweta County Development Authority,
Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Callable 07/01/15 @ 100, MBIA	1,000	1,035
Dalton Utilities, RB, 6.000%, 01/01/08, MBIA	3,240	3,277
Dekalb County Public Safety & Judicial
Facilities Authority, Public Safety & Judicial Facility Project, RB, 5.000%, 12/01/29, Callable 01/01/14 @ 101	1,000	1,032
Dekalb County, Water & Sewer, RB,
5.125%, 10/01/31, Prerefunded 10/01/10 @ 101	1,200	1,254
Douglasville-Douglas County Water &
Sewer Authority, RB, 5.625%, 06/01/15, Callable 12/01/15 @ 100, AMBAC	1,390	1,473
Douglasville-Douglas County Water &
Sewer Authority, RB, 5.000%, 06/01/28, Callable 12/01/15 @ 100, MBIA	2,000	2,068
Forsyth County Hospital Authority,
Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,198
Forsyth County Water & Sewer
Authority, RB, 5.000%, 04/01/28, Callable 04/01/13 @ 100	1,700	1,742
Fulton County Development Authority,
Cauley Creek Water Facilities, Ser A, RB, AMT, 5.500%, 02/01/17, Callable 02/01/11 @ 100	1,310	1,362
Fulton County Development Authority,
Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,000	1,023
Fulton County Development Authority,
Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, MBIA	2,370	2,512

	Shares
	or
	Principal
	Amount	Value
Fulton County Development Authority,
Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, MBIA	3,375	3,552
Fulton County Development Authority,
Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, MBIA	1,000	1,029
Fulton County Development Authority,
Spelman College, RB, 5.000%, 06/01/26, Callable 06/01/17 @ 100	1,650	1,703
Fulton County Water & Sewer, RB,
5.000%, 01/01/16, Callable 07/01/08 @ 101, FGIC	1,630	1,664
Fulton County Water & Sewer, RB,
5.000%, 01/01/24, Callable 01/01/14 @ 100, FGIC	2,000	2,067
Gainesville Redevelopment Authority,
Educational Facilities, Riverside Military Academy, RB, 5.125%, 03/01/37, Callable 03/01/17 @ 100	2,600	2,617
Georgia Municipal Electric Authority,
RB, 8.000%, 01/01/15, Callable 05/21/07 @ 100, ETM	1,900	2,326
Georgia State Housing & Financial
Authority, Single Family Mortgage, Ser A, RB, GO, AMT, 4.850%, 06/01/37, Callable 12/01/16 @ 100,	975	942
Georgia State Housing & Financial
Authority, Single Family Mortgage, Ser A, RB, GO, AMT, 4.850%, 12/01/37, Callable 12/01/16 @ 100,	1,000	966
Georgia State Private College &
Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, MBIA, ETM	1,675	1,771
Georgia State Road & Tollway
Authority, Federal Highway Grant, RAN, 5.000%, 06/01/14, MBIA	3,000	3,174
Georgia State Road & Tollway
Authority, Federal Highway Grant, RAN, 5.000%, 06/01/18, Callable 06/01/16 @ 100, MBIA	2,650	2,810
Georgia State, Ser A, GO, 5.000%,
09/01/15	3,480	3,717
Georgia State, Ser B, GO, 4.500%,
03/01/21, Callable 03/01/16 @ 100	1,035	1,042
Gwinnett County Development
Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, MBIA	2,910	3,105
Gwinnett County Hospital Authority,
Gwinnett Hospital Systems Project, Ser B, RB, 5.000%, 10/01/24, Callable 10/01/14 @ 100	1,250	1,287
Gwinnett County, Public Schools
Project, COP, 5.250%, 01/01/25, Callable 01/01/14 @ 100, MBIA	1,500	1,600

	Shares
	or
	Principal
	Amount	Value
Heard County Development Authority,
Pollution Control, RB, 3.800%, 09/01/29 (b)	1,349	1,349
Henry County Hospital Authority, Henry
Medical Center Project, RB, 5.500%, 07/01/08, Prerefunded 07/01/07 @ 102, AMBAC	1,640	1,673
Henry County Water & Sewer
Authority, Refunding & Improvements, Ser A, RB, 5.375%, 02/01/13, MBIA	1,290	1,378
Henry County Water & Sewer, RB,
6.150%, 02/01/20, AMBAC	2,100	2,461
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax, Ser A, RB, 5.250%, 07/01/21, FGIC	1,000	1,089
Metropolitan Atlanta Rapid Transit
Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,595	3,912
Milledgeville-Baldwin County
Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Callable 09/01/14 @ 101	2,355	2,642
Municipal Electric Authority of Georgia,
Combustion, Ser A, RB, 5.000%, 11/01/24, Callable 11/01/07 @ 100	2,000	2,006
Newnan Hospital Authority, Newnan
Hospital Project, RB, 5.500%, 01/01/16, Callable 01/01/13 @100, MBIA	1,435	1,526
Newnan Hospital Authority, Newnan
Hospital Project, RB, 5.500%, 01/01/17, Callable 01/01/13 @ 100, MBIA	2,220	2,356
Oconee County Industrial Development
Authority, OIIT Project, RB, 5.250%, 07/01/23, Callable 07/01/13 @ 100	1,295	1,350
Paulding County Courthouse,
Government Complex Project, GO, 4.750%, 02/01/28, Callable 02/01/17 @ 100, FGIC	2,000	2,023
Paulding County School District, GO,
6.000%, 02/01/10, MBIA	1,000	1,051
Paulding County School District, Ser A,
GO, 6.625%, 02/01/08	525	534
Upper Oconee Basin Water Authority,
RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, MBIA	2,000	2,073
Valdosta & Lowndes County Hospital
Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	2,205
Valdosta & Lowndes County Hospital
Authority, South Georgia Medical Center Project, RB, 5.000%, 10/01/33, Callable 10/01/17 @ 100	8,000	8,035
Vidalia Water & Sewer, RB, 6.000%,
07/01/07, ETM	605	605
Walker, Dade & Catoosa Counties,
Hutcheson Medical Project, Ser A, RB, 5.500%, 10/01/08, Callable 10/01/07 @ 102, FSA	1,370	1,399

		146,046

	Shares
	or
	Principal
	Amount	Value
Puerto Rico (4.0%)
Puerto Rico Electric Power Authority,
Ser SS, RB, 5.000%, 07/01/24, Callable 07/01/15 @ 100, MBIA	1,000	1,043
Puerto Rico Highway & Transportation
Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	2,500	2,787

Puerto Rico Municipal Finance Agency,
Ser A, GO, 5.000%, 08/01/30, Callable 08/01/15 @ 100, FSA	2,300	2,382

		6,212

Total Municipal Bonds (Cost $150,794)		152,258

Money Market Funds (0.3%)
Federated Tax-Free Obligations Fund	163,383	163

SEI Tax Exempt Trust, Institutional Tax Free Fund	375,547	376

Total Money Market Funds (Cost $539)		539

Total Investments (Cost $151,333) (a) — 98.2%		152,797
Other assets in excess of liabilities — 1.8%		2,733

Net Assets — 100.0%		$155,530

(a)	Cost for federal income tax purposes is $151,333 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,267
Unrealized Depreciation	(803)

Unrealized Appreciation (Depreciation)	$1,464

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.
AMBAC – Security insured by American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax Paper
COP – Certificate of Participation
ETM – Escrowed to Maturity
FGIC – Security insured by Financial Guaranty Insurance Company
FSA – Security insured by Financial Security Assurance
GO – General Obligation
MBIA – Security insured by Municipal Bond Insurance Association
RAN – Revenue Anticipation Note
RB – Revenue Bond
Ser – Series
XLCA – Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
High Grade Municipal Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (105.4%)
Alabama (4.2%)
Homewood Educational Building
Authority, Samford University, Ser A, RB, 5.000%, 12/01/34, Callable 12/01/16 @ 100, MBIA	$2,500	$2,578
Jefferson County Sewer, Ser B-8, RB,
5.250%, 02/01/11, Callable 02/01/10 @ 100, FSA	4,500	4,644

		7,222

Florida (35.8%)
Brevard County School Board, COP,
5.500%, 07/01/17, Callable 07/01/12 @100, AMBAC	1,860	1,982
Brevard County School Board, COP,
5.500%, 07/01/18, Callable 07/01/12 @ 100, AMBAC	3,015	3,213
Brevard County Utility Authority, RB,
5.250%, 03/01/13, Callable 03/01/12 @ 100, FGIC	1,000	1,052
Brevard County Utility Authority, RB,
5.250%, 03/01/14, Callable 03/01/12 @ 100, FGIC	1,000	1,052
Florida State Board of Education,
Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,227
Florida State Board of Education,
Capital Outlay, Public Education Project, Ser B, GO, 5.250%, 06/01/11, Callable 06/01/08 @ 101	1,000	1,022
Florida State Board of Education,
Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101	2,130	2,261
Florida State Board of Education,
Capital Outlay, Public Education Project, Ser D, GO, 5.375%, 06/01/15, Callable 06/01/12 @ 100	1,535	1,627
Florida State Board of Education,
Capital Outlay, Public Education Project, Ser D, GO, 5.625%, 06/01/15, Callable 06/01/10 @ 101	1,235	1,303
Florida State Board of Education,
Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, FGIC	3,500	3,735
Florida State Division of Bond Finance,
Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, Callable 07/01/09 @ 101, FGIC	2,130	2,211

	Shares
	or
	Principal
	Amount	Value
Greater Orlando Aviation Authority,
Airport Facilities, RB, AMT, 5.500%, 10/01/17, FGIC	1,810	1,957
Hillsborough County Industrial
Development Authority, University Community Hospital Project, RB, 6.500%, 08/15/19, MBIA	145	170
Jacksonville Electric Authority,
Electrical Systems Project, Ser 3-A, RB, 5.250%, 10/01/13, Callable 10/01/07 @ 101	1,000	1,014
Jacksonville Health Facilities Authority,
Charity Obligation Group, Ser C, RB, 5.750%, 08/15/13, Prerefunded 08/15/11 @ 101	3,090	3,235
Jacksonville Sales Tax, RB, 5.500%,
10/01/13, Callable 10/01/11 @ 100, AMBAC	1,435	1,520
Jacksonville Sales Tax, RB, 5.500%,
10/01/14, Callable 10/01/11 @ 100, AMBAC	1,200	1,269
Jacksonville Sales Tax, RB, 5.500%,
10/01/15, Callable 10/01/11 @ 100, AMBAC	1,550	1,639
Lee County Memorial Health Systems
Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, FSA	1,000	1,073
Lee County Transportation Facility
Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,118
Manatee County Improvement Project,
RB, 5.000%, 10/01/23, Callable 10/01/14 @ 100, FGIC	2,095	2,167
Miami Parking Facilities Authority, RB,
5.250%, 10/01/15, MBIA	1,000	1,070
Miami-Dade County Aviation, Miami
International Airport, Ser A, RB, AMT, 5.000%, 10/01/37, Callable 10/01/15 @ 100, XLCA	915	930
Orange County Tourist Development
Tax Authority, RB, 5.500%, 10/01/11, Callable 10/1/09 @ 100, AMBAC	3,030	3,136
Osceola County Tourist Development
Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, FGIC	1,000	1,068
Palm Beach County School Board
Authority, Ser C, COP, 5.500%, 08/01/14, Callable 08/01/12 @ 100, FSA	2,735	2,922
Pensacola Airport Authority, Ser A, RB,
AMT, 6.250%, 10/01/09, AMBAC	505	529
Pensacola Airport Authority, Ser A, RB,
AMT, 6.000%, 10/01/12, Callable 10/01/08 @ 102, MBIA	1,075	1,119
Polk County School District Sales Tax
Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, FSA	2,000	2,138

	Shares
	or
	Principal
	Amount	Value
Polk County Utility Systems Authority,
RB, 6.000%, 10/01/08, FGIC, ETM	985	999
Sarasota, GO, 5.000%, 07/01/32,
Callable 07/01/17 @ 100, MBIA	3,000	3,106
Tampa Guaranteed Entitlement
Authority, RB, 6.000%, 10/01/18, AMBAC	500	554
Tampa Sales Tax Authority, Ser A, RB,
5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,743
Tampa, University of Tampa Project,
RB, 5.000%, 04/01/28, Callable 04/01/16 @ 100, CIFG	5,000	5,175

		61,336

Illinois (3.0%)
Chicago Housing Authority, Capital
Program, RB, 5.000%, 07/01/23, Callable 07/01/16 @ 100, FSA	5,000	5,183

Indiana (2.9%)
Indiana Health & Educational Facilities
Financing Authority, Health System, Sisters of St. Francis Project, Ser B, RB, 3.710%, 11/01/37, MBIA (b)	5,000	5,000

Massachusetts (3.1%)
Massachusetts State, Consolidation
Lien, Ser A, GO, 5.000%, 03/01/23, Prerefunded 03/01/15 @ 100, FSA	5,000	5,313

New Jersey (2.5%)
New Jersey State Transportation Trust
Fund Authority, Transportation System, Ser A, RB, 5.250%, 12/15/13, MBIA	4,000	4,268

New York (2.1%)
New York, Ser D, GO, 5.000%,
02/01/23, Callable 02/01/17 @ 100	3,500	3,638

North Carolina (8.8%)
Buncombe County Metropolitan
Sewerage District, Sewer System, RB, 3.730%, 07/01/29, XLCA (b)	1,520	1,520
Charlotte Governmental Facilities, Ser
F, COP, 3.730%, 06/01/33 (b)	7,709	7,709
North Carolina Public Improvement, Ser
D, GO, 3.720%, 05/01/21, LOC: Landesbank Hessen-Thuringen (b)	4,742	4,742
Wake County, Ser B, GO, 3.710%,
03/01/24, LOC: Bank of America N.A. (b)	1,100	1,100

		15,071

Pennsylvania (4.9%)
Allegheny County Airport Authority,
Pittsburgh International Airport, Ser B, RB, AMT, 5.000%, 01/01/18, MBIA	5,000	5,233
Coatesville School District, GO,
5.000%, 08/01/21, Callable 08/01/17 @ 100, FSA	3,000	3,163

		8,396

	Shares
	or
	Principal
	Amount	Value
Puerto Rico (18.7%)
Puerto Rico Commonwealth Highway &
Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,860	6,234
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser G, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	3,000	3,192
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser I, RB, 5.000%, 07/01/23, Callable 07/01/14 @ 100, FGIC	3,000	3,111
Puerto Rico Commonwealth
Infrastructure Financing Authority, Special Tax, Ser C, RB, 5.500%, 07/01/17, AMBAC	10,000	11,106
Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	6,965	7,362
Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, RB, 5.250%, 08/01/16, Callable 08/01/12 @ 100, FSA	1,020	1,078

		32,083

Texas (17.1%)
El Paso Independent School District,
School Building, GO, 5.000%, 08/15/27, Callable 08/15/17 @ 100, PSF-GTD	6,255	6,471
Frenship Independent School District,
School Buildings, GO, 5.000%, 02/15/32, Callable 02/15/17 @ 100, PSF-GTD	12,000	12,351
Kermit Independent School District, GO,
5.250%, 02/15/37, Callable 02/15/17 @ 100	4,000	4,210
San Antonio, General Improvement, GO,
5.000%, 02/01/21, Callable 02/01/16 @ 100	3,805	3,964
Victoria Independent School District,
School Building, GO, 5.000%, 06/15/37, Callable 02/15/17 @ 100, PSF-GTD	2,350	2,411

		29,407

Washington (2.3%)
Washington State, Motor Vehicle Fuel
Tax, Ser 2007-B, GO, 5.000%, 07/01/29, Callable 07/01/16 @ 100, FSA	3,885	4,025

Total Municipal Bonds (Cost $181,323)		180,942

Money Market Fund (9.3%)
Federated Tax-Free Obligations Fund	8,003,933	8,004

SEI Tax Exempt Trust, Institutional
Tax Free Fund	7,920,977	7,921

Total Money Market Fund (Cost $15,925)		15,925

Total Investments (Cost $197,248) (a) — 114.7%		196,867

	Shares
	or
	Principal
	Amount	Value
Liabilities in excess of other assets — (14.7)%		(25,293)

Net Assets — 100.0%		$171,574

(a)	Cost for federal income tax purposes is $197,248 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$976
Unrealized Depreciation	(1,357)

Unrealized Appreciation (Depreciation)	$(381)

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.
AMBAC – Security insured by American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax Paper
CIFG – Security insured by Capitalized Interest Financial Guaranty
COP – Certificate of Participation
ETM – Escrowed to Maturity
FGIC – Security insured by Financial Guaranty Insurance Company
FSA – Security insured by Financial Security Assurance
GO – General Obligation
MBIA – Security insured by Municipal Bond Insurance Association
LOC – Letter of Credit
PSF-GTD – Permanent School Fund Guarantee Program
RB – Revenue Bond
Ser – Series
XLCA – Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
High Income Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Bank Loans (3.1%)
Commercial Services (1.3%)
Merrill Corp., 13.562%, 10/01/13 (b) (d)	$1,000	$1,005

Healthcare — Services (0.7%)
Community Health Systems, 0.000%, 04/25/08 (b) (d) (f)	550	547

Telecommunications (1.1%)
Wind Acquisition Holdings, 12.609%, 12/07/11 (b) (d)	777	797

Total Bank Loans (Cost $2,327)		2,349

Corporate Bonds (91.9%)
Advertising (5.1%)
Affinion Group, Inc., 11.500%,
10/15/15, Callable 10/15/10 @ 105.75	520	562
Quebecor World Capital Corp., 8.750%,
03/15/16, Callable 03/15/11 @ 104.38 (d)	110	108
Quebecor World, Inc., 9.750%,
01/15/15, Callable 01/15/11 @ 104.88 (d)	1,040	1,053
Reader`s Digest Association, Inc.,
9.000%, 02/15/17, Callable 02/15/12 @ 104.50 (d)	1,105	1,033
Valassis Communications, Inc., 8.250%,
03/01/15, Callable 03/01/11 @ 104.13 (d) (e)	1,120	1,092

		3,848

Aerospace/Defense (0.3%)
Hawker Beechcraft Corp., 8.500%,
04/01/15, Callable 04/01/11 @ 104.25 (d)	205	212

Apparel (5.0%)
Claire’s Stores, Inc., 10.500%, 06/01/17,
Callable 06/01/12 @ 105.25 (d) (e)	2,140	1,952
Hanesbrands, Inc., 8.784%, 12/15/14,
Callable 12/15/08 @ 102 (b)	255	259
Levi Strauss & Co., 8.875%, 04/01/16,
Callable 04/01/11 @ 104.44 (e)	1,500	1,538

		3,749

Auto Parts & Equipment (1.4%)
Goodyear Tire & Rubber Co. (The),
9.135%, 12/01/09 (b) (d)	1,060	1,063

	Shares
	or
	Principal
	Amount	Value
Beverages (0.2%)
Cott Beverages, Inc., 8.000%, 12/15/11,
Callable 12/15/07 @ 102.67	175	177

Chemicals (3.5%)
Ineos Group Holdings PLC, 8.500%,
02/15/16, Callable 02/15/11 @ 104.25 (d) (e)	2,080	2,034
PQ Corp., 7.500%, 02/15/13, Callable
02/15/09 @ 103.75 (b)	605	641
		2,675

Commercial Services (3.9%)
Atlantic Broadband, Inc., 9.375%,
01/15/14, Callable 01/15/09 @ 104.69	675	682
Cenveo Corp., 7.875%, 12/01/13,
Callable 12/01/08 @ 103.94 (e)	235	230
Deluxe Corp., 7.375%, 06/01/15,
Callable 06/01/11 @ 103.69 (d) (e)	100	100
Deluxe Corp., Ser B, 5.125%,
10/01/14	225	191
Hertz Corp., 10.500%, 01/01/16,
Callable 01/01/11 @ 105.25 (e)	335	370
Seitel Acquisition Corp., 9.750%,
02/15/14 (d)	55	54
United Rentals NA, Inc., 6.500%,
02/15/12, Callable 02/15/08 @ 103.25	330	324
United Rentals NA, Inc., 7.750%,
11/15/13, Callable 11/15/08 @ 103.88 (e)	450	451
Visant Holdings Corp., 8.750%,
12/01/13, Callable 12/01/08 @ 106.563 (e)	515	536

		2,938

Diversified Financial Services (6.9%)
Americredit Corp., 8.500%, 07/01/15,
Callable 07/01/11 @ 104.25 (d)	115	116
Buffalo Thunder Development Authority,
9.375%, 12/15/14, Callable 12/15/10 @ 104.69 (d)	145	145
Ford Motor Credit Co., 8.625%, 11/01/10	1,410	1,431
Galaxy Entertainment Finance Co. Ltd.,
9.875%, 12/15/12, Callable 12/15/09 @ 104.94 (d)	100	108
GMAC LLC,
6.625%, 05/15/12	300	290
GMAC LLC,
6.750%, 12/01/14	95	91
GMAC LLC,
8.000%, 11/01/31	790	808
Hexion US Finance Corp., 9.750%,
11/15/14, Callable 11/15/10 @ 104.88	440	455
Hexion US Finance Corp., 9.860%,
11/15/14, Callable 11/15/08 @ 102 (b)	80	82
IDEARC, Inc., 8.000%, 11/15/16,
Callable 11/15/11 @ 104	1,095	1,106
Level 3 Financing, Inc., 9.150%,
02/15/15, Callable 02/15/09 @ 102 (b) (d)	75	75
NSG Holdings LLC, 7.750%, 12/15/25 (d)	475	480

	Shares
	or
	Principal
	Amount	Value
Snoqualmie Enterprise Authority,
9.125%, 02/01/15, Callable 02/01/11 @ 104.56 (d)	45	46

		5,233

Diversified Minerals (0.7%)
FMG Finance Property Ltd., 10.625%,
09/01/16 (d)	435	518

Diversified Operations (3.1%)
Activant Solutions, Inc., 9.500%,
05/01/16, Callable 05/01/11 @ 104.75	990	973
Aramark Corp., 8.500%, 02/01/15,
Callable 02/01/11 @ 104.25 (d)	980	997
Aramark Corp., 8.856%, 02/01/15,
Callable 02/01/09 @ 102 (b) (d)	75	76
Freeport-McMoRan Copper & Gold,
Inc., 8.564%, 04/01/15, Callable 04/01/09 @ 102 (b)	255	267

		2,313

Electric (5.5%)
Aquila, Inc., 14.875%, 07/01/12 (e)	1,420	1,811
Mirant Americas Generation LLC,
8.300%, 05/01/11	300	310
Reliant Energy, Inc., 6.750%, 12/15/14,
Callable 12/15/09 @ 103.38	1,170	1,193
Sithe/Independence Funding, Ser A,
9.000%, 12/30/13	750	814

		4,128

Entertainment (0.3%)
Pokagon Gaming Authority, 10.375%,
06/15/14, Callable 06/15/10 @ 105.19 (d)	70	77
Shingle Springs Tribal Gaming
Authority, 9.375%, 06/15/15, Callable 06/15/11 @ 104.69 (d)	135	136

		213

Food (2.2%)
Pinnacle Foods Holding Corp.,
10.625%, 04/01/17, Callable 04/01/12 @ 105.31 (d) (e)	1,275	1,227
Smithfield Foods, Inc., 7.750%,
07/01/17	450	450

		1,677

Forest Products & Paper (2.0%)
Boise Cascade LLC, 8.231%, 10/15/12,
Callable 08/21/12 @ 102 (b)	600	600
Bowater Canada Finance Corp., 7.950%,
11/15/11	190	179
Verso Paper Holdings LLC, 9.106%,
08/01/14, Callable 08/01/08 @ 102 (b) (d) (e)	745	760

		1,539

Healthcare — Services (15.6%)
Accellent, Inc., 10.500%, 12/01/13,
Callable 12/01/09 @ 105.25	560	556
Community Health Systems, Inc.,
6.500%, 12/15/12, Callable 12/15/08 @ 103.25	830	866

	Shares
	or
	Principal
	Amount	Value
Community Health Systems, Inc.,
8.875%, 07/15/15, Callable 07/15/11 @ 104.44 (d)	3,440	3,486
HCA, Inc., 9.625%, 11/15/16, Callable
11/15/11 @ 104.81 (d)	1,865	2,005
Surgical Care Affiliates, Inc., 10.000%,
07/15/17, Callable 07/15/12 @ 105 (d)	1,400	1,393
Triad Hospitals, Inc., 7.000%, 11/15/13,
Callable 11/15/08 @ 103.50	1,950	2,050
Universal Hospital Services, Inc.,
8.500%, 06/01/15, Callable 06/01/11 @ 104.25 (d)	205	203
Universal Hospital Services, Inc.,
8.759%, 06/01/15, Callable 06/01/09 @ 102 (b) (d)	40	40
US Oncology, Inc., 10.750%, 08/15/14,
Callable 08/15/09 @ 105.38	1,000	1,070

		11,669

Household Products/Wares (0.8%)
Mobile Services Group, Inc., 9.750%,
08/01/14, Callable 08/01/10 @ 104.88 (d)	600	639

Insurance (3.2%)
Crum & Forster Holdings Corp.,
7.750%, 05/01/17, Callable 05/01/12 @ 103.88 (d)	260	254
Hub International Holdings, Inc.,
10.250%, 06/15/15, Callable 06/15/11 @ 105.13 (d)	2,250	2,166

		2,420

Leisure Time (1.3%)
Sabre Holdings Corp., 8.350%,
03/15/16	1,100	990

Machinery Diversified (1.7%)
Chart Industries, Inc., 9.125%,
10/15/15, Callable 10/15/10 @ 104.56	1,250	1,313

Media (2.3%)
Kabel Deutschland GmbH, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31	735	805
Mediacom Broadband LLC, 8.500%,
10/15/15, Callable 10/15/10 @ 104.25 (d)	205	206
Mediacom Broadband LLC, 8.500%,
10/15/15, Callable 10/15/10 @ 104.25	555	558
Quebecor Media, Inc., 7.750%,
03/15/16, Callable 03/15/11 @ 103.88	165	167

		1,736

Miscellaneous Manufacturer (0.3%)
Koppers, Inc., 9.875%, 10/15/13,
Callable 10/15/08 @ 104.94	239	255

Oil & Gas (3.9%)
Cie Generale De Geophysique, 7.500%,
05/15/15, Callable 05/15/10 @ 103.75	205	205
Cie Generale De Geophysique, 7.750%,
05/15/17, Callable 05/15/12 @ 103.88	85	86

	Shares
	or
	Principal
	Amount	Value
Forest Oil Corp., 7.250%, 06/15/19,
Callable 06/15/12 @ 103.63 (d)	105	102
Mariner Energy, Inc., 8.000%, 05/15/17,
Callable 05/15/12 @ 104	145	144
OPTI Canada, Inc., 7.875%, 12/15/14,
Callable 12/15/10 @ 104.13 (d)	725	725
United Refining Co., 10.500%,
08/15/12, Callable 08/15/08 @ 105.25 (d)	90	93
United Refining Co., 10.500%,
08/15/12, Callable 08/15/08 @ 105.25	1,540	1,594

		2,949

Packaging & Containers (0.9%)
Graphic Packaging International,
9.500%, 08/15/13, Callable 08/15/08 @ 104.75 (e)	650	675

Pipelines (4.3%)
Dynegy Holdings, Inc., 7.500%,
06/01/15 (d)	1,690	1,591
Targa Resources, Inc., 8.500%,
11/01/13, Callable 11/01/09 @ 104.25 (d)	1,405	1,426
Williams Partners LP, 7.250%,
02/01/17	250	251

		3,268

Real Estate (2.4%)
American Real Estate Partners LP,
8.125%, 06/01/12, Callable 06/01/08 @ 104.06	75	75
American Real Estate Partners LP,
7.125%, 02/15/13, Callable 02/15/09 @ 103.56 (d)	440	425
American Real Estate Partners LP,
7.125%, 02/15/13, Callable 02/15/09 @ 103.56	25	24
Realogy Corp., 12.375%, 04/15/15,
Callable 04/15/11 @ 106.19 (d) (e)	1,400	1,278

		1,802

Retail (4.0%)
Brookstone Co., Inc., 12.000%,
10/15/12, Callable 10/15/09 @ 106 (e)	1,300	1,333
K2, Inc., 7.375%, 07/01/14, Callable
07/01/09 @ 103.69	1,580	1,662

		2,995

Semiconductors (5.3%)
Amkor Technologies, Inc., 7.125%,
03/15/11	160	155
Amkor Technologies, Inc., 9.250%,
06/01/16, Callable 06/01/11 @ 104.63	180	185
Freescale Semiconductor, Inc., 10.125%,
12/15/16, Callable 12/15/11 @ 105.06 (d) (e)	1,760	1,654
NXP Funding LLC, 9.500%, 10/15/15,
Callable 10/15/11 @ 104.75 (e)	1,745	1,719
Spansion LLC, 8.485%, 06/01/13,
Callable 06/01/08 @ 102 (b) (d)	265	265

		3,978

	Shares
	or
	Principal
	Amount	Value
Telecommunications (5.3%)
Citizens Communications Co., 7.125%, 03/15/19	190	180
Clear Channel Communications, Inc., 5.500%, 09/15/14 (e)	1,300	1,111
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.438 (d)	185	196
Panamsat Corp., 9.000%, 06/15/16, Callable 06/15/11 @ 104.50	150	157
Telcordia Technologies, Inc., 9.110%, 07/15/12, Callable 07/15/08 @ 102 (b) (d)	1,300	1,281
West Corp., 11.000%, 10/15/16, Callable 10/15/11 @ 105.50 (e)	1,055	1,102

		4,027

Transportation (0.5%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75 (d)	375	376
Total Corporate Bonds (Cost $69,330)		69,375

Short-Term Investment (20.8%)
Credit Suisse Enhanced Liquidity Fund (c)	15,693,483	15,693

Total Short-Term Investment (Cost $15,693)		15,693

Repurchase Agreement (9.6%)
Merrill Lynch & Co., Inc., 5.215%, dated 06/29/07 to be repurchased on 07/02/07, repurchase price $7,271 (collateralized by U.S. Government Agencies; 5.500%, due 05/01/37; total market value $7,417)	7,268	7,268

Total Repurchase Agreement (Cost $7,268)		7,268

Total Investments (Cost $94,618) (a) - 125.4%		94,685
Liabilities in excess of other assets — (25.4)%		(19,199)

Net Assets — 100.0%		$75,486

(a)	Cost for federal income tax purposes is $94,769 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$—
Unrealized Depreciation	(84)

Unrealized Appreciation (Depreciation)	$(84)

Amounts designated as “-” are $0 or have been rounded to $0.
(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	This security was purchased with cash collateral held from securities lending.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 47.2% of net assets as of June 30, 2007.
(e)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $15,057.

(f)	This security has not settled as of June 30, 2007and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
LLC – Limited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company
Ser – Series
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Abitibi Consolidated, Inc.	JP Morgan	500	4.50	06/20/09	4
Abitibi Consolidated, Inc.	JP Morgan	500	3.45	06/20/12	(16)
Abitibi Consolidated, Inc.	JP Morgan	500	5.00	06/20/12	(15)
North America High Yield Index; Series 8	Bank of America	2,000	2.75	06/20/12	3
Samina-Sci Corp.	JP Morgan	450	3.48	06/20/12	(16)
Samina-Sci Corp.	JP Morgan	100	3.48	06/20/12	(4)
Univision Communications, Inc.	JP Morgan	1,000	3.80	06/20/12	(25)
Univision Communications, Inc.	Citigroup	750	4.10	06/20/12	(5)

					(74)

See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Asset-Backed Securities (0.7%)
Automobile ABS (0.6%)
Daimler Chrysler Auto Trust, Ser 2003-B, Cl A4, 2.860%, 03/09/09	$129	$129
Daimler Chrysler Auto Trust, Ser 2003-B, Cl A4, 6.500%, 11/15/13	2,195	2,268
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4, 3.740%, 02/08/10	410	405

		2,802

Credit Card ABS (0.1%)
Citibank Credit Card Master Trust I, Ser 1998-2, Cl A, 6.050%, 01/15/10	550	552

Home Equity ABS (0.0%)
Contimortgage Home Equity Loan Trust, Ser 1996-2, Cl A8, 7.900%, 07/15/27	52	53
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1F, 7.462%, 09/15/29	6	6
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31(b)	9	9

		68

Total Asset-Backed Securities (Cost $3,459)		3,422

Collateralized Mortgage Obligations (4.0%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	355	346
Banc of America Commercial Mortgage, Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46	530	520
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	430	420
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2007-PW16, Cl A4, 5.713%, 06/11/40	735	730
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.225%, 07/15/44 (b)	415	402
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl A4, 5.362%, 01/15/46 (b)	275	267
Credit Suisse Mortgage Capital Certificates, Ser 2007-C3, Cl A4, 5.723%, 06/15/39 (b)	2,130	2,115
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl A4, 5.339%, 03/10/44 (b)	360	350

	Shares
	or
	Principal
	Amount	Value
GMAC Commercial Mortgage
Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40	518	508
GS Mortgage Securities Corp. II, Ser
2006-GG6, Cl A2, 5.506%, 04/10/38 (b)	535	534
GS Mortgage Securities Corp. II, Ser
2006-GG8, Cl A4, 5.560%, 11/10/39 (b)	375	367
GS Mortgage Securities Corp. II, Ser
2007-GG10, Cl A4, 5.993%, 08/10/45	2,490	2,490
JP Morgan Chase Commercial Mortgage
Securities Corp., Ser 2006-CB15, Cl A4, 5.814%, 06/12/43 (b)	560	558
JP Morgan Chase Commercial Mortgage
Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43 (b)	385	375
JP Morgan Chase Commercial Mortgage
Securities Corp., Ser 2007-LD11, Cl A4, 6.007%, 06/15/49 (b)	3,985	3,976
LB-UBS Commercial Mortgage Trust,
Ser 2006-C1, Cl A4, 5.156%, 02/15/31	790	755
Morgan Stanley Capital I, Ser
2006-HQ10, Cl A4, 5.328%, 11/12/41 (b)	790	760
Wachovia Bank Commercial Mortgage
Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (b)	455	441
Wachovia Bank Commercial Mortgage
Trust, Ser 2007-C31, Cl A2, 5.736%, 06/15/49 (b)	3,015	3,028

Total Collateralized Mortgage Obligations (Cost $19,076)		18,942

Corporate Bonds (18.5%)
Aerospace/Defense (0.3%)
United Technologies Corp., 4.875%,
05/01/15	1,400	1,326

Airlines (0.4%)
Continental Airlines, Inc., Ser A,
5.983%, 04/19/22	1,285	1,249
Southwest Airlines Co., 5.125%,
03/01/17	775	703

		1,952

Banks (0.9%)
Bank of America Corp., 7.400%,
01/15/11	2,045	2,165
Wachovia Corp., 5.300%, 10/15/11	2,035	2,014

		4,179

Beverages (0.5%)
SABMiller PLC, 6.200%, 07/01/11 (c)	2,152	2,188

Building Materials (0.4%)
Lafarge SA, 6.150%, 07/15/11	1,215	1,235
Owens Corning, Inc., 6.500%, 12/01/16	810	811

		2,046

	Shares
	or
	Principal
	Amount	Value
Commercial Services (0.4%)
ERAC USA Finance Co., 5.600%, 05/01/15 (c)	1,200	1,152
Xerox Corp., 5.500%, 05/15/12	945	929

		2,081

Diversified Financial Services (6.8%)
ABX Financing Co., 5.750%, 10/15/16 (c)	1,760	1,720
CIT Group, Inc., 5.600%, 04/27/11	1,365	1,354
Citigroup, Inc., 5.125%, 05/05/14	1,770	1,712
Credit Suisse (USA), Inc., 6.500%, 01/15/12	930	963
Fund American Cos., Inc., 5.875%, 05/15/13	2,060	2,026
General Electric Capital Corp., 4.250%, 01/15/08	5,400	5,370
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	2,030	1,921
Household Finance Corp., 4.125%, 12/15/08	3,310	3,250
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	895	875
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	475	474
Janus Capital Group, Inc., 5.875%, 09/15/11	845	847
Jefferies Group, Inc., 5.875%, 06/08/14	1,830	1,808
JPMorgan Chase & Co., 6.625%, 03/15/12	2,060	2,142
Lazard Group LLC, 7.125%, 05/15/15	2,375	2,450
Lehman Brothers Holdings, Inc., Ser I, 5.250%, 02/06/12 (e)	1,610	1,583
Morgan Stanley, 5.300%, 03/01/13	1,970	1,931
SLM Corp., Ser A, 5.400%, 10/25/11	1,475	1,351
Western Union Co., 5.930%, 10/01/16	885	863

		32,640

Electric (1.1%)
MidAmerican Energy Holdings Co., Ser. D, 5.000%, 02/15/14	2,945	2,819
Nevada Power Co., Ser L, 5.875%, 01/15/15	530	518
Oncor Electric Delivery Co., 6.375%, 01/15/15	1,360	1,379
Union Electric Co., 5.400%, 02/01/16	750	715

		5,431

Insurance (0.9%)
American International Group, Ser G, 5.600%, 10/18/16	2,445	2,410
MetLife, Inc., 5.000%, 06/15/15	800	755
Travelers Cos., Inc. (The), 5.375%, 06/15/12	990	979

		4,144

Media (1.3%)
News America Holdings, Inc., 9.250%, 02/01/13	1,510	1,747
Time Warner Cable, Inc., 5.850%, 05/01/17 (c)	3,725	3,623
Time Warner, Inc., 5.500%, 11/15/11	825	816

		6,186

	Shares
	or
	Principal
	Amount	Value

Miscellaneous Manufacturer (0.6%)
General Electric Co., 5.000%, 02/01/13	1,220	1,183
Siemens Financierings NV, 5.750%, 10/17/16 (c)	1,485	1,464

		2,647

Oil & Gas (1.7%)
Anadarko Petroleum Corp., 5.950%, 09/15/16	1,265	1,235
Devon Financing Corp. ULC, 6.875%, 09/30/11	2,400	2,506
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	2,160	2,100
Valero Energy Corp., 6.125%, 06/15/17	1,740	1,734
Weatherford International Ltd., 4.950%, 10/15/13	535	505

		8,080

Pharmaceuticals (0.3%)
Merck & Co., Inc., 5.125%, 11/15/11	1,150	1,134
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	520	498

		1,632

Pipelines (0.7%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,560	1,703
El Paso Natural Gas Co., 5.950%, 04/15/17 (c)	590	571
Southern Natural Gas Co., 5.900%, 04/01/17 (c)(e)	495	479
Williams Partners LP, 7.250%, 02/01/17	590	593

		3,346

Retail (0.1%)
JC Penny Corp., Inc., 5.075%, 02/15/18	295	285

Software (0.1%)
Intuit, Inc., 5.750%, 03/15/17	415	399

Telecommunications (2.0%)
AT&T, Inc., 5.100%, 09/15/14	1,870	1,784
Cisco Systems, Inc., 5.500%, 02/22/16	1,960	1,913
Comcast Corp., 4.950%, 06/15/16 (e)	1,015	931
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/08 @ 103.62	595	599
Rogers Wireless, Inc., 7.500%, 03/15/15	925	991
Verizon Communications, Inc., 5.550%, 02/15/16	975	950
Vodafone Group PLC, 5.500%,
06/15/11	2,620	2,599

		9,767

Total Corporate Bonds (Cost $90,238)		88,329

Foreign Government Bond (1.0%)

	Shares
	or
	Principal
	Amount	Value
Japan (YEN) (1.0%)
Japan Government, Ser 22, 0.300%, 09/20/07	582,750	4,728

Total Foreign Government Bond (Cost $4,750)		4,728

U.S. Government Agency (1.2%)
Fannie Mae (1.2%)
4.875%, 08/27/07	5,895	5,890

Total U.S. Government Agency (Cost $5,891)		5,890

U.S. Government Agency Mortgages (14.3%)
Fannie Mae (5.8%)
5.725%, 03/01/12	215	217
6.260%, 05/01/12	304	313
5.500%, 07/15/35 (f)	24,800	23,916
5.500%, 06/25/36	3,075	3,060

		27,506

Freddie Mac (7.9%)
6.500%, 08/01/08	19	19
5.500%, 07/15/27	1,812	1,808
5.500%, 11/15/28	3,261	3,251
5.500%, 05/15/29	3,473	3,464
5.500%, 01/15/30	5,460	5,446
5.500%, 07/14/35 (f)	24,962	24,072

		38,060

Government National Mortgage Association (0.6%)
6.378%, 10/16/20 (b)	175	176
6.114%, 11/16/21	39	39
4.449%, 03/16/25	324	317
4.811%, 05/16/27	432	426
4.212%, 01/16/28	395	385
3.760%, 09/16/28	429	415
4.241%, 07/16/29	198	193
5.464%, 02/16/31 (b)	400	390
5.269%, 03/16/37 (b)	400	387

		2,728

Total U.S. Government Agency Mortgages (Cost $67,952)		68,294

U.S. Treasury Obligations (57.9%)
U.S. Treasury Notes (57.9%)
2.750%, 08/15/07 (e)	17,295	17,250
3.375%, 12/15/08 (e)	44,265	43,290
3.500%, 08/15/09 (e)	80,740	78,456
4.750%, 02/15/10 (e)	34,485	34,358
4.500%, 05/15/10	5,680	5,621
4.625%, 10/31/11	32,265	31,889
4.375%, 08/15/12	9,795	9,574
5.125%, 05/15/16	65	65
4.625%, 11/15/16 (e)	48,095	46,611
4.500%, 05/15/17 (e)	9,020	8,648

Total U.S. Treasury Obligations (Cost $276,008)		275,762

Short-Term Investment (27.7%)
Credit Suisse Enhanced Liquidity Fund (g)	132,401,528	132,402

Total Short-Term Investment (Cost $132,402)		132,402

	Shares
	or
	Principal
	Amount	Value
Money Market Fund (16.4%)
STI Classic Institutional Cash Management Money Market Fund (d)	78,495,074	78,495

Total Money Market Fund (Cost $78,495)		78,495

Total Investments (Cost $678,271) (a) - 141.7%		676,264
Liabilities in excess of other assets - (41.7)%		(199,060)

Net Assets - 100.0%		$477,204

(a)	Cost for federal income tax purposes is $679,600 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$—
Unrealized Depreciation	(3,336)

Unrealized Appreciation (Depreciation)	$(3,336)

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.3% of net assets as of June 30, 2007.
(d)	Affiliate investment.
(e)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $128,701.
(f)	This security was purchased on a when-issued basis.
(g)	This security was purchased with cash collateral held from securities lending.
Cl – Class
LLC – Limited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company
Ser – Series
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Dow Jones CDX Indices; Series 7	Merrill Lynch	6,000	0.63	12/20/16	27
Dow Jones CDS Indices; Series 7	Credit Suisse First Boston	1,270	0.65	12/20/16	13
Dow Jones CDX Indices; Series 7	Merrill Lynch	575	0.59	12/20/16	1
Dow Jones CDX Indices; Series 7	Merrill Lynch	120	0.59	12/20/16	—
Dow Jones CDX Indices; Series 7	Merrill Lynch	120	0.65	12/20/16	1
Bear Stearns, Inc.	J.P. Morgan	(500)	0.45	06/20/17	6
Bear Stearns, Inc.	J.P. Morgan	(120)	0.53	06/20/17	—
Brunswick Corp.	Merrill Lynch	(500)	1.20	03/20/17	(4)
Brunswick Corp.	Merrill Lynch	(120)	1.15	03/20/17	(1)
Campbell Soup Co.	Citibank N.A.	(500)	0.26	03/20/17	(2)
Campbell Soup Co.	Citibank N.A.	(120)	0.33	12/20/17	—
Canadian Pacific Railway Co.	Merrill Lynch	(500)	0.49	06/20/17	(1)
Canadian Pacific Railway Co.	Merrill Lynch	(120)	0.55	06/20/17	(1)
Gannett Co CDS	Citibank N.A.	(500)	0.83	06/20/17	(8)
Gannett Co CDS	Citibank N.A.	(120)	0.81	06/20/17	(2)
IStar Financial, Inc.	Citibank N.A.	(500)	0.88	03/20/17	1
IStar Financial, Inc.	Citibank N.A.	(120)	0.70	03/20/17	(1)

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Lennar Corp.	Credit Suisse First Boston	(635)	1.56	09/20/17	—
MBIA, Inc.	Credit Suisse First Boston	(635)	0.88	09/20/17	4
Nucor Corp.	Citibank N.A.	(500)	0.30	03/20/17	(4)
Nucor Corp.	Citibank N.A.	(120)	0.42	03/20/17	—
Quest Diagnostics, Inc.	Merrill Lynch	(500)	1.10	03/20/17	9
Quest Diagnostics, Inc.	Merrill Lynch	(120)	0.78	03/20/17	(1)
Sprint Nextel Corp.	Citibank N.A.	(500)	1.05	03/20/17	(1)
Sprint Nextel Corp.	Citibank N.A.	(120)	1.18	03/20/17	1
Wells Fargo & Co.	J.P. Morgan	(500)	0.19	06/20/17	—
Wells Fargo & Co.	J.P. Morgan	(120)	0.22	06/20/17	—
Weyerhaeuser Co.	Citibank N.A.	(500)	0.98	03/20/11	—
Weyerhaeuser Co.	Citibank N.A.	(120)	1.05	03/20/11	(1)

					36

At June 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD ($)	Value ($)	(Depreciation) ($)
Long
Japanese Yen	07/03/07	583,084	4,770	4,736	(34)

(34)

Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
Investment Grade Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Asset-Backed Securities (0.9%)
Automobile ABS (0.7%)
Daimler Chrysler Auto Trust, Ser

2005-A, Cl A4, 3.740%, 02/08/10	$2,700	$2,670
Credit Card ABS (0.2%)
Citibank Credit Card Issuance Trust, Ser

2008-A7, Cl A7, 4.150%, 07/07/17	1,000	911
Total Asset-Backed Securities (Cost $3,575)		3,581

Collateralized Mortgage Obligations (8.1%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	2,375	2,315
Banc of America Commercial Mortgage, Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46	1,675	1,645
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	1,385	1,354
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2007-PW16, Cl A4, 5.713%, 06/11/40	815	809
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.225%, 07/15/44 (b)	2,995	2,900
Credit Suisse Mortgage Capital Certificates, Ser 2007-C3, Cl A4, 5.723%, 06/15/39 (b)	500	497
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl A4, 5.339%, 03/10/44 (b)	2,450	2,379
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40	3,081	3,023
GS Mortgage Securities Corp. II, Ser 2006-GG6, Cl A2, 5.506%, 04/10/38(b)	3,650	3,643
GS Mortgage Securities Corp. II, Ser 2006-GG8, Cl A4, 5.560%, 11/10/39(b)	1,200	1,174
GS Mortgage Securities Corp. II, Ser 2007-GG10, Cl A4, 5.993%, 08/10/45	485	485
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB15, Cl A4, 5.814%, 06/12/43 (b)	1,865	1,859

	Shares
	or
	Principal
	Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43 (b)	1,235	1,203
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4, 5.156%, 02/15/31	2,430	2,321
Morgan Stanley Capital I, Ser 2006-HQ10, Cl A4, 5.328%, 11/12/41(b)	2,705	2,602
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (b)	2,985	2,894
Wachovia Bank Commercial Mortgage	675	678

Trust, Ser 2007-C31, Cl A2, 5.736%, 06/15/49 (b)
Total Collateralized Mortgage Obligations (Cost $32,454)		31,781

Corporate Bonds (26.3%)
Aerospace/Defense (0.8%)
Boeing Co. (The), 5.125%, 02/15/13	1,650	1,624
United Technologies Corp., 4.875%, 05/01/15	1,430	1,355

		2,979

Airlines (0.5%)
Continental Airlines, Inc., Ser A, 5.983%, 04/19/22	1,425	1,385
Southwest Airlines Co., 5.125%, 03/01/17	810	735

		2,120

Auto Manufacturers (0.5%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31	1,475	1,864

Banks (1.3%)
Bank of America Corp., 7.400%, 01/15/11	2,525	2,674
Wachovia Corp., 5.300%, 10/15/11	2,280	2,256
		4,930

Beverages (0.6%)
SABMiller PLC, 6.200%, 07/01/11 (c)	2,155	2,191

Building Materials (0.8%)
Lafarge SA, 6.150%, 07/15/11	1,155	1,175
Martin Marietta Materials, Inc., 6.250%, 05/01/37	975	945
Owens Corning, Inc., 6.500%, 12/01/16	995	996

		3,116

Chemicals (0.4%)
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,585	1,483

Commercial Services (0.6%)
ERAC USA Finance Co., 5.600%, 05/01/15 (c)	1,335	1,281
Xerox Corp., 5.500%, 05/15/12	1,055	1,037

		2,318

Computers (0.2%)
Dell, Inc., 7.100%, 04/15/28	515	542
IBM Corp., 5.875%, 11/29/32	395	391

		933

	Shares
	or
	Principal
	Amount	Value
Diversified Financial Services (7.1%)
ABX Financing Co., 6.350%, 10/15/36 (c)	1,015	976
CIT Group, Inc., 5.600%, 04/27/11	1,705	1,691
Citigroup, Inc., 5.125%, 05/05/14	715	692
Citigroup, Inc., 5.850%, 12/11/34 (d)	630	602
Credit Suisse (USA), Inc., 6.500%, 01/15/12	805	834
Fund American Cos., Inc., 5.875%, 05/15/13	2,610	2,567
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	2,390	2,262
HSBC Holdings PLC, 7.625%, 05/17/32	900	1,041
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	790	772
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	530	529
Janus Capital Group, Inc., 5.875%, 09/15/11	910	912
Jefferies Group, Inc., 6.450%, 06/08/27	1,990	1,942
JPMorgan Chase & Co., 6.625%, 03/15/12	2,625	2,729
Lazard Group LLC, 7.125%, 05/15/15	2,705	2,791
Lehman Brothers Holdings, Inc., Ser I, 5.250%, 02/06/12 (d)	1,280	1,258
Merrill Lynch & Co., Inc., 5.770%, 07/25/11 (d)	2,430	2,453
Morgan Stanley, 5.300%, 03/01/13	1,755	1,720
SLM Corp., Ser A, 5.400%, 10/25/11	1,650	1,511
Western Union Co., 5.930%, 10/01/16	1,000	976

		28,258

Electric (2.9%)
Duke Energy Carolinas LLC, 6.100%, 06/01/37	2,910	2,876
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,515	1,464
Nevada Power Co., Ser L, 5.875%, 01/15/15	530	518
Nevada Power Co., Ser R, 6.750%, 07/01/37	1,130	1,147
Oncor Electric Delivery Co., 7.000%, 05/01/32	995	1,048
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,660	1,608
Union Electric Co., 5.400%, 02/01/16	830	791
Virginia Electric & Power Co., Ser A,
6.000%, 05/15/37	1,995	1,906

		11,358

Insurance (1.1%)
American International Group, Ser G, 5.600%, 10/18/16 (d)	2,840	2,798
Metlife, Inc., 5.700%, 06/15/35	340	314
Travelers Cos., Inc. (The), 5.375%, 06/15/12	1,120	1,108

		4,220

Machinery Diversified (0.1%)
Caterpillar, Inc., 6.050%, 08/15/36	295	290

	Shares
	or
	Principal
	Amount	Value
Media (1.5%)
News America Holdings, Inc., 6.200%, 12/15/34	790	736
Time Warner Cable, Inc., 5.850%, 05/01/17 (c)	4,140	4,027
Time Warner, Inc., 6.500%, 11/15/36	975	926

		5,689

Miscellaneous Manufacturer (1.4%)
General Electric Co., 5.000%, 02/01/13 (d)	4,270	4,140
Siemens Financierings NV, 6.125%, 08/17/26 (c)	1,170	1,155

		5,295

Oil & Gas (2.0%)
Anadarko Petroleum Corp., 5.950%, 09/15/16	1,350	1,318
Apache Corp., 6.000%, 01/15/37	955	911
ConocoPhillips, 5.900%, 10/15/32 (d)	700	681
Devon Financing Corp. ULC, 7.875%, 09/30/31	340	394
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	1,155	1,027
Valero Energy Corp., 6.125%, 06/15/17	1,935	1,928
Weatherford International, Inc., 6.500%, 08/01/36	1,065	1,030
Western Oil Sands, Inc., 8.375%, 05/01/12	575	629

		7,918

Pharmaceuticals (0.5%)
Merck & Co., Inc., 5.125%, 11/15/11	1,125	1,109
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	715	668

		1,777

Pipelines (0.7%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,020	1,114
El Paso Natural Gas Co., 5.950%, 04/15/17 (c)	650	630
Southern Natural Gas Co., 5.900%, 04/01/17 (c),(d)	535	517
Williams Partners LP, 7.250%, 02/01/17	655	658

		2,919

Retail (0.2%)
JC Penny Corp., Inc., 5.075%, 02/15/18	330	319
Wal-Mart Stores, Inc., 5.250%, 09/01/35	575	502

		821

Software (0.1%)
Intuit, Inc., 5.750%, 03/15/17	430	414

Telecommunications (3.0%)
AT&T, Inc., 5.100%, 09/15/14	1,800	1,717
AT&T, Inc., 6.450%, 06/15/34	1,100	1,087
Cisco Systems, Inc., 5.500%, 02/22/16	2,225	2,171

	Shares
	or
	Principal
	Amount	Value
Comcast Corp., 6.450%, 03/15/37	995	959
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/08 @ 103.62	660	665
Rogers Wireless, Inc., 7.500%, 03/15/15	1,035	1,109
Verizon Communications, Inc., 5.550%, 02/15/16	1,555	1,515
Vodafone Group PLC, 5.500%, 06/15/11(d)	2,865	2,842

		12,065

Total Corporate Bonds (Cost $104,773)		102,958

Foreign Government Bonds (1.0%)
Japan (YEN) (1.0%)
Japan Government, Ser 22, 0.300%, 09/20/07	488,100	3,960

Total Foreign Government Bonds (Cost $3,979)		3,960

U.S. Government Agencies (3.5%)
Fannie Mae (1.9%)
4.875%, 08/27/07 (d)	6,250	6,244
3.250%, 02/15/09	1,000	970
5.125%, 01/02/14	500	489

		7,703

Federal Home Loan Bank (1.4%)
4.739%, 03/03/08 (b)	2,500	2,496
5.040%, 03/24/08, Callable 09/24/07 @ 100 (b)	2,000	1,987
5.000%, 05/08/18, Callable 08/08/07 @ 100	1,000	971

		5,454

Freddie Mac (0.2%)
4.050%, 11/17/09	700	682

Total U.S. Government Agencies (Cost $13,908)		13,839

U.S. Government Agency Mortgages (14.8%)
Fannie Mae (5.8%)
5.500%, 06/25/36	3,411	3,394
5.500%, 07/01/37 (f)	20,100	19,384

		22,778

Freddie Mac (8.9%)
5.500%, 07/15/27	2,018	2,013
5.500%, 11/15/28	3,622	3,611
5.500%, 05/15/29	3,839	3,829
5.500%, 01/15/30	6,067	6,051
6.500%, 10/01/36 (f)	20,119	19,402

		34,906

Government National Mortgage Association (0.1%)
7.000%, 04/15/13	182	189
7.000%, 08/15/14	106	109
7.000%, 05/15/31	56	58

		356

Total U.S. Government Agency Mortgages (Cost $57,694)		58,040

	Shares
	or
	Principal
	Amount	Value
U.S. Treasury Obligations (43.4%)
U.S. Treasury Bonds (6.1%)
6.125%, 11/15/27 (d)	15,295	17,046
4.500%, 02/15/36 (d)	7,790	7,054

		24,100

U.S. Treasury Notes (37.3%)
3.375%, 12/15/08 (d)	1,985	1,941
3.500%, 08/15/09 (d)	15,090	14,663
4.750%, 02/15/10 (d)	31,110	30,995
4.000%, 04/15/10	29,900	29,211
4.500%, 05/15/10	755	747
4.625%, 10/31/11	20,215	19,980
4.375%, 08/15/12 (d)	19,505	19,065
4.625%, 11/15/16 (d)	20,065	19,446
4.500%, 05/15/17 (d)	10,630	10,192

		146,240

Total U.S. Treasury Obligations (Cost $171,230)		170,340

Short-Term Investment (31.5%)
Credit Suisse Enhanced Liquidity Fund (e)	123,305,998	123,306

Total Short-Term Investment (Cost $123,306)		123,306

Money Market Fund (13.6%)
STI Classic Institutional Cash	53,146,725	53,147

Management Money Market Fund (g)
Total Money Market Fund (Cost $53,147)		53,147

Total Investments (Cost $564,066) (a) — 143.1%		560,952
Liabilities in excess of other assets — (43.1)%		(169,033)

Net Assets — 100.0%		$391,919

(a)	Cost for federal income tax purposes is $565,255 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$—
Unrealized Depreciation	(4,303)

Unrealized Appreciation (Depreciation)	$(4,303)

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.7% of net assets as of June 30, 2007.

(d)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $119,672.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	This security was purchased on a when-issued basis.

(g)	Affiliate investment.
Cl – Class
LLC – Limited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company
Ser – Series

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Dow Jones CDS Indices; Series 7	Merrill Lynch	6,675,000	0.59	12/20/16	9
Dow Jones CDS Indices; Series 7	Credit Suisse First Boston	1,410,000	0.65	12/20/16	14
Dow Jones CDS Indices; Series 7	Merrill Lynch	740,000	0.65	12/20/16	4
Dow Jones CDS Indices; Series 7	Merrill Lynch	740,000	0.59	12/20/16	(1)
Bear Stearns, Inc.	J.P. Morgan	(740,000)	0.53	06/20/17	3
Brunswick Corp.	Merrill Lynch	(740,000)	1.15	03/20/17	(3)
Campbell Soup Co.	Citibank N.A.	(740,000)	0.33	12/20/17	1
Canadian Pacific Railway Co.	Merrill Lynch	(740,000)	0.55	06/20/17	(5)
Gannett Co.	Citibank N.A.	(740,000)	0.81	06/20/17	(13)
IStar Financial, Inc.	Citibank N.A.	(740,000)	0.70	03/20/17	(8)
Lennar Corp.	Citibank N.A.	(705,000)	1.56	09/20/17	(1)
MBIA, Inc.	Credit Suisse First Boston	(705,000)	0.88	09/20/17	4
Nucor Corp.	Citibank N.A.	(740,000)	0.42	03/20/17	—
Quest Diagnostics, Inc.	Merrill Lynch	(740,000)	0.78	03/20/17	(4)
Sprint Nextel Corp.	Citibank N.A.	(740,000)	1.18	03/20/17	5
Wells Fargo & Co.	J.P. Morgan	(740,000)	0.22	06/20/17	(1)
Weyerhaeuser Co.	Citibank N.A.	(740,000)	1.05	03/20/11	(4)
					—
At June 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD ($)	Value ($)	(Depreciation) ($)
Long Japanese Yen	07/03/07	488,380	3,996	3,967	(29)

Total Long Contracts			3,996	3,967	(29)

Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
Investment Grade Tax-Exempt Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (95.6%)
Alabama (4.1%)
Alabama Public School & College Authority, Capital Improvements, Ser C, RB, 5.750%, 07/01/17, Callable 07/01/09 @ 101.50	$3,950	$4,141
Alabama Water Pollution Control Authority, RB, 5.750%, 08/15/12, Callable 08/15/09 @ 100, AMBAC	5,205	5,398
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, MBIA	4,060	4,354
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,572
Huntsville, Ser A, GO, 5.750%,
05/01/19, Callable 05/01/12 @ 102	2,800	3,046

		19,511

Arizona (0.7%)
Arizona Water Infrastructure Finance
Authority, Water Quality, Ser A, RB, 5.625%, 10/01/12, Callable 10/01/09 @ 101	3,280	3,430

California (6.8%)
California State Department of Water Resources Power Supply, Ser A, RB, 5.500%, 05/01/14, Callable 05/01/12 @ 101, AMBAC	3,140	3,376
California State Department of Water Resources Power Supply, Ser A, RB, 5.500%, 05/01/15, Callable 05/01/12 @ 101, AMBAC	5,800	6,237
California State Public Works Board, Department of Corrections & Rehabilitation, Ser F, RB, 5.250%, 11/01/17, FGIC	4,000	4,354
California State, Department of Water Resources Power Supply, Ser A, RB, 6.000%, 05/01/14, Callable 05/01/12 @ 101	2,950	3,221
California State, GO, 5.500%, 11/01/33, Callable 11/01/13 @ 100	11,000	11,731
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, MBIA	1,000	1,146
Orange County, Loma Ridge/Data
Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	2,075	2,342

		32,407

	Shares
	or
	Principal
	Amount	Value
Colorado (1.1%)
Douglas County School District No. RE1, Douglas & Ebert Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC	2,540	2,793
Metropolitan Wastewater Reclamation
District, RB, 5.450%, 04/01/12, Callable 04/01/08 @ 100	2,570	2,600

		5,393

Connecticut (2.9%)
Connecticut State, Ser B, GO, 5.000%, 05/01/17	12,940	13,824

Florida (6.2%)
Florida State Board of Education, Public Education, Ser J, GO, 5.000%, 06/01/30, Callable 06/01/13 @ 101	5,405	5,551
Florida State Board of Education, Ser A, GO, 5.000%, 01/01/16, Callable 1/01/15 @ 101	2,000	2,118
Florida State Board of Education, Ser C, GO, 5.750%, 06/01/23, Prerefunded 06/01/10 @ 101, FGIC	5,000	5,292
Florida State Department of Transportation, Ser A, GO, 5.000%, 07/01/10	4,100	4,227
Florida State Turnpike Authority, Department of Transportation, Ser A, RB, 5.000%, 07/01/14, MBIA	6,910	7,294
Tampa, University of Tampa Project,
RB, 5.000%, 04/01/28, Callable 04/01/16 @ 100, CIFG	5,000	5,175

		29,657

Georgia (2.2%)
Gwinnett County School District, GO, 5.000%, 02/01/12	5,000	5,221
Main Street Natural Gas, Inc., Georgia
Gas Project, Ser B, RB, 5.000%, 03/15/12	5,000	5,172

		10,393

Illinois (5.9%)
Chicago O’Hare International Airport, General Airport Third Lien, Ser A, RB, 5.250%, 01/01/26, Callable 01/01/16 @ 100, MBIA	4,675	4,934
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 06/15/08 @ 100.50	3,390	3,428
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, FSA	2,500	2,618
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/26, Callable 07/01/16 @ 100, FSA	2,500	2,590
Illinois State, First Ser, GO, 5.375%, 12/01/15, Callable 12/01/12 @ 100, FSA	8,600	9,145
Illinois State, Ser B, GO, 5.000%, 01/01/17	5,000	5,295

		28,010

	Shares
	or
	Principal
	Amount	Value
Indiana (6.5%)
Indiana Bond Bank, State Funding Program, Ser B, RB, 5.000%, 02/01/18	6,320	6,710
Indiana Health & Educational Facilities Financing Authority, Health System, Sisters of St. Francis Project, Ser B, RB, 3.710%, 11/01/37, MBIA (b)	20,000	20,000
IPS Multi-School Building Corp., First
Mortgage, RB, 5.000%, 07/15/25, Prerefunded 07/15/13 @ 100, MBIA	4,015	4,224

		30,934

Iowa (0.4%)
Des Moines Public Parking System, Ser
A, RB, 6.375%, 06/01/18, Callable 06/01/10 @ 100, FGIC	2,005	2,136

Kansas (1.1%)
Lenexa, Refunding & Improvements, Ser
A, GO, 5.000%, 09/01/09, FSA	5,115	5,242

Maryland (3.1%)
Anne Arundel County, General Improvement, GO, 5.000%, 03/01/14	2,000	2,117
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100	7,005	7,318
Montgomery County, Public
Improvement, Ser A, GO, 5.000%, 05/01/15	5,000	5,334

		14,769

Massachusetts (5.0%)
Massachusetts State, Consolidated Lien, Ser A, GO, 5.000%, 03/01/21, Prerefunded 3/01/15 @ 100	4,000	4,251
Massachusetts State, Consolidated Lien, Ser C, GO, 5.250%, 09/01/23, Prerefunded 9/01/15 @ 100	7,500	8,122
Massachusetts State, Consolidation Lien, Ser A, GO, 5.000%, 03/01/23, Prerefunded 03/01/15 @ 100, FSA	5,000	5,314
Massachusetts State, Special Obligation, Ser A, RB, 5.500%, 06/01/15, FGIC	5,400	5,923

		23,610

Michigan (1.5%)
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,486
Michigan State Trunk Line, RB,
5.000%, 11/01/17, FSA	3,475	3,713

		7,199

Missouri (6.0%)
Missouri State Highways & Transportation Commission, RB, 5.000%, 02/01/15	4,750	5,042
Missouri State Highways &
Transportation Commission, RB, 5.000%, 02/01/18	21,855	23,372

		28,414

	Shares
	or
	Principal
	Amount	Value
Nevada (2.0%)
Clark County Airport , Sub Lien, Ser A-1, RB, AMT, 5.000%, 07/01/14, AMBAC	7,295	7,605
Clark County Airport, Sub Lien, Ser
A-1, RB, AMT, 5.000%, 07/01/12, AMBAC	2,000	2,071

		9,676

New Jersey (3.1%)
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @100, FSA	10,000	11,175
New Jersey State Transportation Trust
Fund Authority, Ser A, RB, 5.500%, 12/15/16, FSA	3,300	3,640

		14,815

New York (7.8%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC	1,075	1,143
New York City, Ser A, GO, 6.250%, 08/01/08, Callable 08/01/07 @ 100.75, MBIA	11,000	11,183
New York City, Ser C, GO, 5.000%, 01/01/14	3,500	3,672
New York City, Ser C, GO, 5.000%, 01/01/17	5,000	5,283
Tobacco Settlement Financing Corp., Ser A1, RB, 5.250%, 06/01/13, Callable 06/01/08 @ 100	10,000	10,109
Tobacco Settlement Financing Corp., Ser A1, RB, 5.500%, 06/01/14, Callable 06/01/09 @ 100	3,750	3,850
Tobacco Settlement Financing Corp.,
Ser C1, RB, 5.250%, 06/01/12, Callable 06/01/08 @ 100	1,995	1,998

		37,238

North Carolina (4.0%)
Buncombe County Metropolitan Sewerage District, Sewer System, RB, 3.730%, 07/01/29, XLCA (b)	2,000	2,000
Charlotte Governmental Facilities, Ser F, COP, 3.730%, 06/01/33 (b)	5,331	5,331
Mecklenburg County, Ser C, GO, 3.730%, 03/01/14, LOC: Bank of America N.A. (b)	4,000	4,000
North Carolina State, Ser B, GO, 5.000%, 04/01/15	7,100	7,567

		18,898

Pennsylvania (7.3%)
Coatesville School District, GO, 5.000%, 08/01/22, Callable 08/01/17 @ 100, FSA	10,935	11,510
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, FSA	8,790	11,041

	Shares
	or
	Principal
	Amount	Value
Pennsylvania State Projects, First Ser, GO, 5.250%, 02/01/13, MBIA	5,755	6,114
Pennsylvania State, First Ser, GO,
5.000%, 01/01/18, Callable 01/01/13 @ 100, MBIA	5,690	5,972

		34,637

Puerto Rico (5.0%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,000	5,320
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/17, Callable 07/01/13 @ 100, FGIC	5,260	5,596
Puerto Rico Commonwealth Highway & Transportation Authority, Ser G, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	2,720	2,894
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	4,000	4,229
Puerto Rico Public Finance Corp.,
Commonwealth Appropriations, Ser A, RB, 5.375%, 06/01/17, AMBAC	5,000	5,499

		23,538

Rhode Island (1.1%)
Rhode Island State Health & Educational
Building Corp., Catholic School Project, Ser A, RB, 3.730%, 04/01/36 (b)	5,000	5,000

Texas (9.3%)
Dallas , GO, 5.000%, 02/15/18, Callable 02/15/15 @ 100	7,175	7,517
Frenship Independent School District, School Buildings, GO, 5.000%, 02/15/32, Callable 02/15/17 @ 100, PSF-GTD	12,755	13,129
Houston, Public Improvements, Ser A, GO, 5.250%, 03/01/14, MBIA	8,675	9,255
Irving Waterworks & Sewer, RB, 5.950%, 06/15/19, Callable 06/15/09 @ 100.50	1,460	1,524
Lubbock County, GO, 5.500%, 02/15/16, Callable 2/15/13 @ 100, FGIC	4,360	4,682
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, MBIA	2,690	2,859
Victoria Independent School District,
School Building, GO, 5.000%, 06/15/37, Callable 02/15/17 @ 100, PSF-GTD	5,000	5,130

		44,096

Washington (2.5%)
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC	5,200	5,462
Washington State, Motor Vehicle Fuel

	Shares
	or
	Principal
	Amount	Value
Tax, Ser 2007-B, GO, 5.000%, 07/01/29,
Callable 07/01/16 @ 100, FSA	6,000	6,216

		11,678

Total Municipal Bonds (Cost $457,868)		454,505

Money Market Funds (9.2%)
Federated Tax-Free Obligations Fund	22,328,101	22,328

SEI Tax Exempt Trust, Institutional Tax Free Fund (b)	21,202,630	21,203

Total Money Market Funds (Cost $43,531)		43,531

Total Investments (Cost $501,399) (a) - 104.8%		498,036

Liabilities in excess of other assets - (4.8)%		(22,776)

Net Assets - 100.0%		$475,260

(a)	Cost for federal income tax purposes is $501,428 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$1,377
Unrealized Depreciation	(4,769)

Unrealized Appreciation (Depreciation)	$(3,392)

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.
AMBAC – Security insured by American Municipal Bond Assurance Corporation
CIFG – Capitalized Interest Financial Guaranty
COP – Certificate of Participation
FGIC – Security insured by Financial Guaranty Insurance Company
FSA – Security insured by Financial Security Assurance
GO – General Obligation
LOC – Letter of Credit
MBIA – Security insured by Municipal Bond Insurance Association
PSF-GTD – Permanent School Fund Guarantee Program
RB – Revenue Bond
Ser – Series
XLCA – Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Limited Duration Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Asset-Backed Securities (64.4%)
Automobile ABS (10.0%)
Capital Auto Receivables Asset Trust, Ser 2007-SN1, CL A4, 5.420%, 02/15/11(b)	$1,000	$1,003
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A2B, 5.340%, 12/15/09 (b)	1,700	1,700
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A4B, 5.360%, 02/15/12 (b)	100	100
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A1, 5.342%, 11/15/07	632	632
USAA Auto Owner Trust, Ser 2006-4,
Cl A1, 5.340%, 12/13/07	231	231

		3,666

Credit Card ABS (22.9%)
American Express Credit Account Master Trust, Ser 2003-3, Cl A, 5.430%, 11/15/10 (b)	800	801
American Express Credit Account Master Trust, Ser 2005-3, Cl A, 5.320%, 01/18/11 (b)	1,140	1,139
Citibank Credit Card Issuance Trust, Ser 2003-A9, Cl A, 5.440%, 11/22/10 (b)	1,600	1,602
First USA Credit Card Master Trust, Ser 1997-8, Cl A, 5.470%, 05/17/10 (b)	1,000	1,000
JP Morgan Chase & Co. Credit Card Master Trust, Ser 2003-2, Cl A, 5.430%, 07/15/10 (b)	800	801
JP Morgan Chase & Co. Issuance Trust, Ser 2005-A1, Cl A1, 5.330%, 12/15/10 (b)	1,175	1,175
MBNA Credit Card Master Trust, Ser 2002-A10, Cl A, 5.460%, 02/16/10 (b)	500	500
MBNA Credit Card Master Trust, Ser
2002-A13, Cl A, 5.450%, 05/17/10 (b)	1,400	1,401

		8,419

Diversified Financial Services (11.8%)
National Collegiate Student Loan Trust, Ser 2004-1, Cl A1, 5.480%, 06/24/14 (b)	909	909
Nelnet Student Loan Trust, Ser 2005-3, Cl A, 5.410%, 06/22/17 (b)	2,000	2,003
SLM Student Loan Trust, Ser 2004-8,
Cl A3, 5.445%, 07/27/15 (b)	1,427	1,427

		4,339

Equipment (3.1%)
CNH Equipment Trust, Ser 2006-A, Cl
A2, 5.180%, 11/17/08	1,150	1,150

	Shares
	or
	Principal
	Amount	Value
Home Equity ABS (16.6%)
Ameriquest Mortgage Securities, Inc., Ser 2004-IA1, Cl A3, 5.970%, 09/25/34 (b)	419	419
Asset-Backed Securities Corp. Home Equity Loan Trust, Ser 2005-HE4, Cl A2A, 5.520%, 05/25/35 (b)	59	59
Countrywide Asset-Backed Certificates, Ser 2005-13, Cl AF1, 5.450%, 04/25/36 (b)	493	493
Countrywide Home Equity Loan Trust, Ser 2003-C, CL A, 5.590%, 05/15/29 (b)	151	152
Countrywide Home Equity Loan Trust, Ser 2006-C, Cl 2A, 5.500%, 05/15/36 (b)	807	807
Countrywide Home Equity Loan Trust, Ser 2006-E, Cl 2A, 5.460%, 11/29/31 (b)	499	499
First Franklin Mortgage Loan, Ser 2006-FF12, Cl A2, 5.360%, 09/25/36 (b)	1,279	1,278
Granite Mortgages PLC, Ser 2003-2, Cl 1A2, 5.520%, 07/20/20 (b) (d)	1,520	1,519
Guarantor Trust, Ser 2002-T10, Cl A1,
5.560%, 06/25/32 (b)	871	871

		6,097

Total Asset-Backed Securities (Cost $23,670)		23,671

U.S. Government Agencies (34.7%)
Fannie Mae (10.9%)
5.000%, 09/14/07	4,000	3,996

Federal Home Loan Bank (5.7%)
4.000%, 07/13/07	2,100	2,099

Freddie Mac (18.1%)
3.500%, 09/15/07	3,500	3,488
5.125%, 10/24/07	3,184	3,181

		6,669

Total U.S. Government Agencies (Cost $12,765)		12,764

Money Market Fund (0.3%)
STI Classic Institutional Cash	125,041	125

Management Money Market Fund (c)
Total Money Market Fund (Cost $125)		125

Total Investments (Cost $36,560) (a) - 99.4%		36,560
Other assets in excess of liabilities - 0.6%		220

Net Assets - 100.0%		$36,780

(a)	Cost for federal income tax purposes is $36,564 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$—
Unrealized Depreciation	(4)

Unrealized Appreciation (Depreciation)	$(4)

Amounts designated as “-” are $0 or have been rounded to $0.
(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Affiliate investment.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.1% of net assets as of June 30, 2007.
Cl – Class
PLC – Public Limited Company
Ser – Series
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
Limited-Term Federal Mortgage Securities Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Collateralized Mortgage Obligations (5.0%)
Bear Stearns ALT-A Trust, Ser 2006-6, Cl 2A1, 5.939%, 11/25/36 (b)	$3,103	$3,079
Citicorp Mortgage Securities, Inc., Ser 2006-2, Cl 1A7, 5.750%, 04/25/36	2,139	2,132
RACC, Ser 2004-SP2, Cl A1, 6.022%,
01/25/17(b)	2,901	2,921

Total Collateralized Mortgage Obligations (Cost $8,135)		8,132

U.S. Government Agency (4.9%)
Fannie Mae (4.9%)
4.875%, 08/27/07(c)	8,000	7,993

Total U.S. Government Agency (Cost $7,994)		7,993

U.S. Government Agency Mortgages (86.6%)
Fannie Mae (68.5%)
5.500%, 07/01/12	637	635
7.500%, 09/01/12	2,785	2,852
5.500%, 01/01/13	1,039	1,036
5.000%, 06/01/16	6,793	6,683
6.000%, 09/01/16	4,585	4,626
6.500%, 10/01/16	835	853
5.500%, 12/01/16	2,489	2,462
6.000%, 10/01/17	940	945
6.000%, 10/01/17	2,773	2,790
6.000%, 06/01/19	1,855	1,864
6.500%, 07/17/22 (f)	10,000	10,178
5.500%, 11/25/26	10,382	10,355
5.500%, 10/25/30	10,296	10,208
7.000%, 05/01/32	3,956	4,101
6.500%, 12/01/32	2,722	2,770
7.000%, 06/01/34	2,861	2,950
5.452%, 07/01/34 (b)	3,850	3,906
5.285%, 11/01/35 (b)	7,461	7,406
5.526%, 02/01/36 (b)	11,811	11,704
5.631%, 12/01/36 (b)	6,626	6,597
7.000%, 07/12/37 (f)	16,000	16,411

		111,332

Freddie Mac (18.1%)
4.375%, 04/15/15	8,992	8,735
7.000%, 11/01/16	593	613
6.500%, 02/01/17	1,770	1,808
5.500%, 05/01/17	3,422	3,383
5.000%, 01/01/18	1,662	1,623
5.005%, 12/01/32 (b)	9,559	9,635
6.500%, 08/14/36 (f)	3,500	3,532

		29,329

	Shares
	or
	Principal
	Amount	Value
Total U.S. Government Agency Mortgages (Cost $141,141)		140,661

Short-Term Investment (5.1%)
Credit Suisse Enhanced Liquidity Fund (d)	8,280,000	8,280

Total Short-Term Investment (Cost $8,280)		8,280

Money Market Fund (18.4%)
STI Classic U.S. Government Securities
Money Market Fund (e)	29,843,937	29,844

Total Money Market Fund (Cost $29,844)		29,844

Total Investments (Cost $195,394) (a) - 120.0%		194,910
Liabilities in excess of other assets - (20.0)%		(32,454)

Net Assets - 100.0%		$162,456

(a)	Cost for federal income tax purposes is $195,022 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$757
Unrealized Depreciation	(869)

Unrealized Appreciation (Depreciation)	$(112)

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $7,993.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	This security was purchased on a when-issued basis.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
Maryland Municipal Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (96.5%)
Maryland (96.5%)
Annapolis Public Improvement, GO, 5.000%, 04/01/08	$250	$252
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,054
Anne Arundel County, General Improvement, GO, 5.000%, 03/01/14	1,000	1,058
Baltimore Convention Center, Baltimore Hotel Corp., Ser A, RB, 5.250%, 09/01/39, Callable 09/01/16 @ 100	1,000	1,053
Baltimore Public Improvement, Ser A, GO, 4.750%, 10/15/16	1,000	1,052
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22	1,000	1,050
Cecil County, Public Improvement, GO, 4.000%, 09/01/17, Callable 09/01/16 @ 100, CIFG	750	744
Charles County, Public Improvement, GO, 5.000%, 03/01/16	1,000	1,066
Frederick County Educational Facilities, Mount St. Mary’s University, RB, 5.625%, 09/01/38, Callable 09/01/16 @ 100	500	521
Frederick County Educational Facilities, Mount St. Mary’s University, Ser A, RB, 4.750%, 09/01/08	175	176
Frederick County, Public Facilities, GO, 5.000%, 12/01/15	1,075	1,148
Frederick County, Public Facilities, GO, 5.000%, 12/01/16, Callable 12/01/15 @ 100	1,000	1,064
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,040
Howard County, Public Improvement, GO, 5.000%, 02/15/15	1,000	1,066
Maryland Community Development Administration, Department of Housing & Community Development, Ser 2001B, RB, AMT, 4.100%, 07/01/08, FHA/GNMA/HUD	285	285
Maryland Community Development Administration, Department of Housing & Community Development, Ser A, RB, AMT, 4.550%, 09/01/22, Callable 09/01/16 @ 100	500	480

	Shares
	or
	Principal
	Amount	Value
Maryland Economic Development Corp., Department of Transportation Headquarters, RB, 5.375%, 06/01/19, Callable 06/01/12 @ 100.5	1,000	1,060
Maryland Economic Development Corp., Student Housing, Towson University Project, Ser A, RB, 5.250%, 07/01/37, Callable 07/01/17 @ 100	1,000	1,012
Maryland Economic Development Corp., University of Maryland College Park Project, RB, 5.750%, 06/01/18, Callable 06/01/13 @ 100	475	519
Maryland Economic Development Corp., University Village at Sheppard Pratt, RB, 5.875%, 07/01/21, Callable 07/01/11 @ 101, ACA	250	264
Maryland Health & Higher Educational Facilities Authority, Calvert Health Systems, RB, 5.500%, 07/01/36, Callable 07/01/14 @ 100	1,000	1,054
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/18, Callable 07/01/12 @ 100	500	532
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/21, Callable 07/01/12 @ 100	250	266
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Ser A, RB, 6.000%, 12/01/24, Callable 06/01/10 @ 101, ETM	250	267
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Ser A, RB, 4.000%, 07/01/13	500	493
Maryland Health & Higher Educational Facilities Authority, Goucher College, RB, 5.375%, 07/01/25, Callable 07/01/14 @ 100	565	595
Maryland Health & Higher Educational Facilities Authority, Hebrew Home of Greater Washington, RB, 5.700%, 01/01/21, Callable 01/01/12 @ 100	480	500
Maryland Health & Higher Educational Facilities Authority, Hebrew Home of Greater Washington, RB, 5.700%, 01/01/22, Callable 01/01/12 @ 100	510	531
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Ser A, RB, 5.125%, 07/01/34, Callable 07/01/14 @ 100	1,000	1,013
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.750%, 07/01/21, Callable 07/01/11 @ 100	1,225	1,273
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, MBIA/FHA	1,000	1,058

	Shares
	or
	Principal
	Amount	Value
Maryland National Capital Park & Planning Commission, Prince Georges County, PK Acquisition & Development, Ser JJ-2, GO, 5.000%, 05/01/18, Callable 05/01/17 @ 100	535	569
Maryland Transportation Authority, Baltimore/Washington International Airport, Ser B, RB, AMT, 5.375%, 03/01/15, Callable 03/01/12 @ 101, AMBAC	1,000	1,054
Maryland, Capital Improvements, Ser A, GO, 5.000%, 02/15/17, Callable 02/15/15 @ 100	1,000	1,060
Maryland, Capital Improvements, Ser A, GO, 5.000%, 02/15/19, Callable 02/15/15 @ 100	1,000	1,053
Maryland, State & Local Facilities, Ser 2, GO, 5.000%, 08/01/16, Callable 08/01/13 @ 100	1,000	1,052
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	1,000	1,053
Montgomery County Housing Opportunities Commission, Aston Woods Apartments, Ser A, RB, 4.900%, 05/15/31, Callable 05/15/08 @ 102, FNMA	1,150	1,177
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	120	120
Montgomery County Housing Opportunities Commission, Ser A, RB, 6.000%, 07/01/20, Callable 07/01/10 @ 100	1,005	1,044
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,033
St. Mary’s County, Public Improvement, GO, 5.500%, 07/01/11	665	705
Talbot County Public Facilities, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	1,000	1,060
Washington Suburban Sanitation
District, Anticipation Notes, Ser A, GO, 3.630%, 06/01/23, LOC: Landesbank Hessen-Thueringen (b)	500	500

		35,026

Total Municipal Bonds (Cost $34,778)		35,026

Money Market Fund (2.2%)
Federated Maryland Municipal Cash Trust	785,187	785

Total Money Market Fund (Cost $785)		785

	Shares
	or
	Principal
	Amount	Value
Total Investments (Cost $35,563) (a) - 98.7%		35,811
Other assets in excess of liabilities - 1.3%		465

Net Assets - 100.0%		$36,276

(a)	Cost for federal income tax purposes is $35,561 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$462
Unrealized Depreciation	(212)

Unrealized Appreciation (Depreciation)	$250

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.
ACA – Security insured by American Capital Access
AMBAC – Security insured by American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax Paper
CIFG – Security insured by Capitalized Interest Financial Guaranty
ETM – Escrowed to Maturity
FHA – Security insured by Federal Housing Administration
FNMA – Security insured by Fannie Mae
GNMA – Security insured by Government National Mortgage Association
GO – General Obligation
HUD – Security insured by Department of Housing and Urban Development
LOC – Letter of Credit
MBIA – Security insured by Municipal Bond Insurance Association
RB – Revenue Bond
Ser – Series
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
North Carolina Tax-Exempt Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (97.1%)
North Carolina (93.2%)
Albemarle Hospital Authority, Healthcare Facilities, RB, 5.250%, 10/01/38, LOC: Wachovia Bank N.A.	$1,000	$1,013
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @100, MBIA	1,250	1,294
Brunswick County Enterprise System, Ser A, RB, 5.250%, 04/01/22, Callable 04/01/14 @ 100, FSA	500	530
Buncombe County, COP, 5.250%, 10/01/17, Callable 10/01/13 @ 100, AMBAC	585	616
Charlotte Transit Projects, Ser A, COP, 5.000%, 06/01/33, Callable 06/01/13 @ 100	1,920	1,961
Charlotte Water & Sewer System, RB, 5.250%, 06/01/15, Prerefunded 06/01/09 @ 101	500	518
Charlotte, Convention Facilities Project, COP, 5.000%, 12/01/25, Callable 12/01/15 @ 100	1,000	1,033
Charlotte-Mecklenberg Hospital Authority, Carolina’s Health Care System, Ser A, RB, 5.000%, 01/15/13, Callable 01/15/08 @ 101	500	507
Dare County, COP, 5.000%, 06/01/23, Callable 12/01/12 @ 100, AMBAC	830	853
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,675
Iredell County Public Facilities Project, COP, 5.250%, 10/01/20, Callable 10/01/13 @ 100, AMBAC	500	526
Lee County Public Facilities Project, COP, 4.750%, 04/01/28, Callable 04/01/17 @ 100, FSA	1,145	1,150
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Callable 10/01/12 @ 100	3,000	3,173
North Carolina Capital Facilities Finance Agency, Educational Facilities, Brevard College Corp., RB, 5.000%, 10/01/26, Callable 04/01/17 @ 100	1,000	1,003

	Shares
	or
	Principal
	Amount	Value
North Carolina Capital Facilities Finance Agency, Educational Facilities, Trinity Episcopal School Project, RB, 3.790%, 09/01/24, LOC: Wachovia Bank N.A. (b)	400	400
North Carolina Capital Facilities Finance Agency, Student Housing Facilities, Wolfpack Club Student Housing Foundation, Ser A, RB, 3.760%, 07/01/35, LOC: Wachovia Bank N.A. (b)	735	735
North Carolina Capital Facilities Finance Agency, Student Housing, NCA&T University Foundation Project, Ser A, RB, 5.250%, 06/01/20, Callable 06/01/14 @ 100, Radian	500	522
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	523
North Carolina Educational Facilities Finance Agency, Belmont Abbey College, RB, 3.740%, 06/01/18, LOC: Wachovia Bank N.A. (b)	400	400
North Carolina Educational Facilities Finance Agency, Elon College, RB, 3.750%, 01/01/23, LOC: Bank of America N.A. (b)	900	900
North Carolina Educational Facilities Finance Agency, Wingate University, RB, 3.770%, 05/01/22, LOC: Bank of America N.A. (b)	400	400
North Carolina Housing Finance Agency Homeownership, Ser 24-A, RB, AMT, 4.900%, 01/01/38, Callable 01/01/16 @ 100	1,000	978
North Carolina Medical Care Commission Retirement Facilities, First Mortgage, Given Estates, RB, 5.000%, 07/01/33, Callable 07/01/17 @ 102	1,000	989
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,327
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/18, Callable 11/01/13 @ 100	500	514
North Carolina Medical Care Commission, Health Systems, Mission Health Combined Group, RB, 5.000%, 10/01/25, Callable 10/01/17 @ 100	2,000	2,041
North Carolina State Education Assistance Authority, Student Loans, Ser A-3, RB, 3.770%, 09/01/35, AMBAC (b)	1,500	1,500
North Carolina State Education Assistance Authority, Student Loans, SubSer Q, RB, AMT, 3.950%, 07/01/36 (b)	1,850	1,850

	Shares
	or
	Principal
	Amount	Value
Onslow County Hospital Authority, Onsolow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, MBIA/FHA	500	530
Pitt County School Facilities Project, Ser B, COP, 5.300%, 04/01/21, Callable 04/01/10 @ 101, FSA	500	522
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	2,060
Rockingham County, COP, 5.000%, 04/01/18, Callable 04/01/12 @ 101, AMBAC	500	518
Salisbury Enterprise System, RB, 5.000%, 02/01/20, Callable 02/01/12 @ 101, FSA	500	517
University of North Carolina at Wilmington, COP, 5.000%, 06/01/31, Callable 06/01/15 @ 100, FGIC	1,295	1,330
University of North Carolina Systems Pool, Ser A, RB, 5.375%, 04/01/21, Prerefunded 10/01/12 @ 100, AMBAC	170	181
University of North Carolina Systems Pool, Ser A, RB, 5.375%, 04/01/22, Prerefunded 10/01/12 @ 100, AMBAC	215	229
University of North Carolina Systems Pool, Ser A, RB, 5.000%, 04/01/23, Callable 04/01/15 @ 100, AMBAC	1,910	1,988
Wake County Hospital, RB, 5.125%, 10/01/13, MBIA, ETM	350	371
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,000	1,046
Wilmington, Ser A, COP, 5.350%, 06/01/24, Callable 06/01/09 @ 101, MBIA	500	518
Wilson Combined Enterprise Systems, RB, 5.250%, 12/01/18, Callable 12/01/12 @ 100, FSA	500	526
Winston-Salem, Water & Sewer Systems, Ser C, RB, 3.750%, 06/01/28, LOC: Dexia Credit Local (b)	1,790	1,790

		41,057

Puerto Rico (3.9%)
Puerto Rico Convention Center Authority, Hotel Occupancy Tax, Ser A, RB, 5.000%, 07/01/31, Callable 07/01/16 @ 100, AMBAC	1,000	1,040
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	595	663

		1,703

Total Municipal Bonds (Cost $42,800)		42,760

	Shares
	or
	Principal
	Amount	Value
Money Market Funds (2.2%)
Federated Tax-Free Obligations Fund	749,268	749

SEI Tax Exempt Trust, Institutional Tax Free Fund	201,093	201

Total Money Market Funds (Cost $950)		950

Total Investments (Cost $43,750) (a) - 99.3%		43,710
Other assets in excess of liabilities - 0.7%		328

Net Assets - 100.0%		$44,038

(a)	Cost for federal income tax purposes is $43,750 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$216
Unrealized Depreciation	(256)

Unrealized Appreciation (Depreciation)	$(40)

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.
AMBAC — Security insured by American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Security insured by Financial Guaranty Insurance Company
FHA — Security insured by Federal Housing Administration
FSA — Security insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Security insured by Municipal Bond Insurance Association
Radian — Security insured by Radian
RB — Revenue Bond
Ser — Series

See Notes to Schedules of Portfolio Investments

STI CLASSIC FUNDS
Seix Floating Rate High Income Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Principal
	Amount	Value
Bank Loans (92.5%)
Advertising (3.1%)
Advanstar Communications, Inc., 7.610%, 05/31/14 (b) (d)	$2,000	$1,989
Affinion Group, Inc., 7.859%, 10/01/12 (b) (d)	3,924	3,950
Proquest, 8.353%, 02/09/13 (b) (d)	1,995	1,995
Reader’s Digest Association, Inc. (The), 7.356%, 03/02/13 (b) (d)	2,000	1,995
TL Acquisitions, Inc., 0.000%, 07/03/14 (b) (c) (d)	4,000	4,000
Tribune Co., 7.820%, 05/17/09 (b) (d)	4,667	4,662
Valassis Communications, Inc., 1.200%, 03/02/14 (b) (d)	427	425
Valassis Communications, Inc., 7.110%, 03/02/14 (b) (d)	1,503	1,497

		20,513

Aerospace/Defense (0.6%)
AM General Corp., 8.320%, 09/30/12 (b) (d)	32	33
AM General Corp., 8.341%, 09/30/12 (b) (d)	935	943
BE Aerospace, Inc., 7.103%, 08/14/12 (b) (d)	500	501
Hawker Beechcraft, Inc., 7.357%, 04/02/14 (b) (d)	2,299	2,297
Hawker Beechcraft, Inc., 7.360%, 04/02/14 (b) (d)	195	195

		3,969

Apparel (0.8%)
Claire’s Stores, Inc., 8.110%, 05/29/14 (b) (d)	3,000	2,972
Hanesbrands, Inc., 7.105%, 09/05/13 (b) (d)	926	929
Hanesbrands, Inc., 9.105%, 03/05/14 (b) (d)	1,000	1,022

		4,923

Auto Parts & Equipment (1.9%)
Baker Tanks, Inc., 7.592%, 05/08/14 (b) (d)	3,250	3,270
Lear Corp., 0.000%, 04/23/12 (b) (c) (d)	9,000	8,933

		12,203

Building Materials (3.5%)
Brand Services, Inc., 3.019%, 02/07/13 (b) (d)	2,434	2,420
Building Materials Corp., 8.188%, 02/22/14 (b) (d)	3,990	3,928

	Principal
	Amount	Value
Contech Construction Products, Inc., 7.333%, 01/31/13 (b) (d)	3,954	3,974
Landsource Communications, 8.110%, 02/26/13 (b) (d)	3,980	3,987
Landsource Communications, 9.860%, 02/26/13 (b) (d)	1,000	1,008
Ohmstede Ltd., 8.824%, 08/02/13 (b) (d)	2,957	2,975
Quality Home Brands, 7.824%, 12/01/12 (b) (d)	2,972	2,971
USG Corp., 6.125%, 08/02/11 (b) (d)	1,429	1,418

		22,681

Chemicals (4.8%)
Celanese Holdings LLC, 7.099%, 04/02/14 (b) (d)	2,500	2,502
Columbian Chemicals Co., 7.110%, 02/11/13 (b) (d)	3,960	3,950
Compass Minerals International, Inc., 6.851%, 12/22/12 (b) (d)	2,530	2,526
Georgia Gulf Corp., 7.801%, 08/02/13 (b) (d)	1,864	1,876
Hexion Specialty Chemicals, Inc., 7.625%, 05/05/13 (b) (d)	4,077	4,096
Hexion Specialty Chemicals, Inc., 7.625%, 05/15/13 (b) (d)	883	887
Huntsman International LLC, 7.070%, 08/16/12 (b) (d)	2,974	2,971
Ineos Group Holdings PLC, 7.580%, 12/14/13 (b) (d)	990	997
Ineos Group Holdings PLC, 8.080%, 12/14/14 (b) (d)	990	1,000
ISP Chemco, Inc., 7.125%, 05/31/14 (b) (d)	2,000	2,006
Lucite International Ltd., 0.000%, 07/03/13 (b) (c) (d)	124	124
Lucite International Ltd., 4.465%, 07/03/13 (b) (d)	136	137
Lucite International Ltd., 7.610%, 07/03/13 (b) (d)	733	738
Lyondell Chemical Co., 6.856%, 08/16/13 (b) (d)	3,474	3,470
Macdermid Holdings LLC, 7.360%, 04/11/14 (b) (d)	3,990	3,989

		31,269

Coal (0.6%)
Alpha Natural Resources, Inc., 7.110%, 10/26/12 (b) (d)	3,947	3,952

Commercial Services (7.7%)
Astoria Generating Co. LLC, 7.340%, 08/13/13 (b) (d)	1,414	1,417
Bearingpoint, Inc., 8.880%, 05/18/12 (b) (d)	1,496	1,493
Bearingpoint, Inc., 9.290%, 05/18/12 (b) (d)	2,000	1,995
Cenveo Corp., 7.110%, 03/16/14 (b) (d)	110	110
Cenveo Corp., 7.110%, 03/16/14 (b) (d)	3,302	3,302

	Principal
	Amount	Value
H3C Holdings Ltd., 8.370%, 09/28/12 (b) (d)	4,000	4,000
Harlan Sprague Dawley, Inc., 7.878%, 01/11/12 (b) (d)	2,166	2,167
Hertz Corp., 7.102%, 12/21/12 (b) (d)	691	693
Live Nation, Inc., 8.070%, 06/21/13 (b) (d)	1,990	2,005
Live Nation, Inc., 8.095%, 06/21/13 (b) (d)	4,937	4,950
Merrill Corp., 9.123%, 05/15/11 (b) (d)	4,444	4,474
Merrill Corp., 13.562%, 10/01/13 (b) (d)	3,000	3,015
National Money Mart Co., 8.110%, 10/30/12 (b) (d)	1,144	1,147
National Money Mart Co., 8.110%, 10/30/12 (b) (d)	841	843
Oshkosh Truck Corp., 7.110%, 12/06/13 (b) (d)	4,975	4,991
Quintiles Transnational Corp., 7.361%, 03/21/13 (b) (d)	990	989
Quintiles Transnational Corp., 9.360%, 03/21/14 (b) (d)	2,000	2,010
Rent-A-Center, Inc., 7.107%, 06/30/12 (b) (d)	2,915	2,934
Rental Service, Corp., 11.172%, 11/21/13 (b) (d)	3,183	3,215
Sedgwick CMS Holdings, Inc., 7.610%, 01/31/13 (b) (d)	1,980	1,986
Vanguard Car Rental USA, Inc., 8.337%, 05/26/13 (b) (d)	2,810	2,828

		50,564

Computers (2.5%)
Acxiom Corp., 7.070%, 09/15/12 (b) (d)	2,728	2,734
Dresser, Inc., 7.860%, 05/04/14 (b) (d)	3,000	3,006
Kronos, Inc., 7.610%, 06/12/14 (b) (d)	1,000	998
Network Solutions LLC, 7.906%, 03/07/14 (b) (d)	2,500	2,501
Reynolds & Reynolds Co., 7.360%, 10/23/12 (b) (d)	1,948	1,955
Reynolds & Reynolds Co., 10.860%, 10/23/13 (b) (d)	2,000	2,038
Sungard Data Systems, Inc., 7.356%, 02/11/13 (b) (d)	1,962	1,970
TTM Technologies, Inc., 7.591%, 10/27/12 (b) (d)	1,200	1,203

		16,405

Diversified Financial Services (4.0%)
IDEARC, Inc., 7.360%, 11/09/14 (b) (d)	5,985	5,998
Level 3 Communications, Inc., 7.605%, 03/01/14 (b) (d)	3,000	3,003
Nasdaq Stock Market, Inc., 7.070%, 04/18/12 (b) (d)	969	970
Nasdaq Stock Market, Inc., 7.070%, 04/18/12 (b) (d)	562	562
Peach Holdings, Inc., 9.109%, 11/21/13 (b) (d)	5,925	5,969

	Principal
	Amount	Value
TPF Generation Holdings LLC, 7.360%, 12/15/11 (b) (d)	94	95
TPF Generation Holdings LLC, 7.360%, 12/15/13 (b) (d)	301	302
VNU, Inc., 7.607%, 08/09/13 (b) (d)	8,955	8,996

		25,895

Diversified Operations (1.0%)
Aramark Corp., 7.485%, 01/27/14 (b) (d)	165	165
Aramark Corp., 7.485%, 01/27/14 (b) (d)	2,106	2,109
Freeport-McMoRan Copper & Gold, Inc., 7.070%, 03/19/14 (b) (d)	4,510	4,509

		6,783

Electric (3.1%)
Boston Generating LLC, 7.600%, 12/21/13 (b) (d)	345	346
Boston Generating LLC, 7.610%, 12/21/13 (b) (d)	1,551	1,556
Boston Generating LLC, 7.610%, 12/21/13 (b) (d)	97	97
Calpine Corp., 7.610%, 03/29/09 (b) (d)	1,995	1,999
Generac Power Systems, Inc., 7.860%, 11/07/13 (b) (d)	3,960	3,884
Generac Power Systems, Inc., 11.360%, 04/07/14 (b) (d)	1,000	952
Mirant North America LLC, 7.070%, 01/03/13 (b) (d)	3,194	3,193
NRG Energy, Inc., 7.010%, 02/01/13 (b) (d)	730	731
NRG Energy, Inc., 7.110%, 02/01/13 (b) (d)	1,768	1,765
NRG Energy, Inc., 0.000%, 06/08/14 (b) (c) (d)	6,000	5,978

		20,501

Energy (1.9%)
Longview Power LLC, 0.000%, 02/27/14 (b) (c) (d)	1,167	1,167
Longview Power LLC, 7.610%, 02/27/14 (b) (d)	333	333
Longview Power LLC, 7.625%, 02/27/14 (b) (d)	1,000	1,000
NE Energy, 9.875%, 10/19/11 (b) (d)	1,000	1,010
NE Energy, 7.860%, 10/19/13 (b) (d)	894	899
NE Energy, 7.860%, 10/19/13 (b) (d)	106	106
Sandridge Energy, Inc., 8.975%, 04/15/14 (b) (d)	5,000	5,100
Sandridge Energy, Inc., 8.625%, 04/15/15 (b) (d)	3,000	3,060

		12,675

Entertainment (3.8%)
Cedar Fair LP, 7.329%, 08/30/12 (b) (d)	3,960	3,981
Cinemark, Inc., 7.136%, 10/04/13 (b) (d)	1,985	1,987
Isle of Capri Casinos, 7.090%, 02/04/11 (b) (d)	2,940	2,940

	Principal
	Amount	Value
Penn National Gaming, Inc., 7.110%, 10/03/12 (b) (d)	1,980	1,984
Regal Cinemas, Inc., 6.860%, 02/26/13 (b) (d)	2,963	2,963
Venetian Macao Ltd., 7.610%, 05/26/12 (b) (d)	3,000	3,006
Venetian Macao Ltd., 7.610%, 04/06/13 (b) (d)	2,000	2,008
Venetian Macao Ltd., 7.610%, 04/06/13 (b) (d)	3,263	3,282
Wimar Opco LLC, 7.610%, 01/03/12 (b) (d)	2,930	2,945

		25,096

Environmental Control (0.4%)
Allied Waste North America, Inc., 5.276%, 01/15/12 (b) (d)	831	834
Allied Waste North America, Inc., 7.093%, 01/15/12 (b) (d)	1,528	1,535

		2,369

Food (1.0%)
Dean Foods Co., 6.860%, 04/02/14 (b) (d)	2,494	2,492
Pinnacle Foods Group, Inc., 8.110%, 04/02/14 (b) (d)	2,100	2,104
SUPERVALU, Inc., 6.860%, 06/02/12 (b) (d)	1,990	1,992

		6,588

Forest Products & Paper (0.4%)
Georgia-Pacific Corp., 7.109%, 01/27/11 (b) (d)	1,850	1,850
Verso Paper Holdings LLC, 7.125%, 08/03/13 (b) (d)	905	908

		2,758

Healthcare — Services (9.1%)
Beverly Enterprises, Inc., 8.090%, 04/07/11 (b) (d)	3,196	3,210
Capella Healthcare, Inc., 8.360%, 11/30/12 (b) (d)	3,938	3,957
Carestream Health, Inc., 7.340%, 04/30/13 (b) (d)	4,000	4,000
Carestream Health, Inc., 10.590%, 10/30/13 (b) (d)	1,000	1,011
Community Health Systems, Inc., 0.000%, 04/25/08 (b) (c) (d)	10,000	9,950
CRC Health Corp., 7.860%, 02/06/13 (b) (d)	2,959	2,981
Davita, Inc., 6.855%, 10/12/12 (b) (d)	1,421	1,420
HCA, Inc., 7.610%, 11/06/13 (b) (d)	3,980	4,002
Iasis Healthcare Corp., 0.000%, 03/15/14 (b) (c) (d)	203	204
Iasis Healthcare Corp., 7.356%, 03/15/14 (b) (d)	1,392	1,394
Iasis Healthcare Corp., 7.460%, 03/15/14 (b) (d)	127	127
Iasis Healthcare Corp., 9.034%, 03/15/14 (b) (d)	273	274
IM US Holdings, LLC, 0.000%, 06/26/14 (b) (c) (d)	4,000	4,005

	Principal
	Amount	Value
Matria Healthcare, Inc., 7.360%, 01/19/12 (b) (d)	1,084	1,080
Multiplan, Inc., 7.820%, 04/08/13 (b) (d)	2,620	2,632
Multiplan, Inc., 7.820%, 04/12/13 (b) (d)	919	922
National Mentor Holdings, Inc., 5.287%, 06/28/13 (b) (d)	110	110
National Mentor Holdings, Inc., 7.360%, 06/28/13 (b) (d)	1,871	1,872
Royalty Pharma, 6.820%, 04/16/13 (b) (d)	7,980	8,000
Sun Healthcare Group, Inc., 0.000%, 01/15/08 (b) (c) (d)	92	92
Sun Healthcare Group, Inc., 7.320%, 01/15/08 (b) (d)	161	161
Sun Healthcare Group, Inc., 7.355%, 04/12/14 (b) (d)	1,425	1,425
Sun Healthcare Group, Inc., 10.715%, 04/12/14 (b) (d)	322	322
Talecris Biotherapeutics, Inc., 8.857%, 12/06/13 (b) (d)	2,993	3,007
Vanguard Health Systems, Inc., 7.610%, 09/23/11 (b) (d)	3,960	3,970

		60,128

Insurance (0.2%)
Hub International Holdings, Inc., 7.860%, 06/12/14 (b) (d)	817	815
Hub International Holdings, Inc., 0.000%, 06/12/15 (b) (c) (d)	183	183

		998

Investment Companies (0.8%)
Thermal North America, Inc., 8.110%, 10/27/08 (b) (d)	3,000	3,000
USPF Holdings LLC, 7.083%, 04/11/14 (b) (d)	2,000	2,005

		5,005

Leisure Time (1.9%)
Sabre Holdings Corp., 7.605%, 09/30/14 (b) (d)	1,944	1,919
TDS Investor Corp., 7.820%, 08/09/13 (b) (d)	5,036	5,055
TDS Investor Corp., 7.860%, 08/09/13 (b) (d)	535	537
TDS Investor Corp., 0.000%, 08/23/13 (b) (c) (d)	1,000	996
Worldspan LP, 8.608%, 12/07/13 (b) (d)	1,990	1,996
Worldspan LP, 12.350%, 12/07/14 (b) (d)	2,000	2,006

		12,509

Lodging (4.4%)
Cannery Casino Resorts LLC, 0.000%, 05/18/13 (b) (c) (d)	1,638	1,628
Cannery Casino Resorts LLC, 7.610%, 05/18/13 (b) (d)	2,205	2,191
Cannery Casino Resorts LLC, 7.610%, 05/18/13 (b) (d)	157	156

	Principal
	Amount	Value
Fontainebleau Resorts LLC, 0.000%, 06/05/14 (b) (c) (d)	1,333	1,332
Fontainebleau Resorts LLC, 8.610%, 06/05/14 (b) (d)	2,667	2,674
Kerzner International Ltd., 0.500%, 08/31/13 (b) (d)	750	748
Kerzner International Ltd., 8.340%, 08/31/13 (b) (d)	214	214
Kerzner International Ltd., 8.360%, 08/31/13 (b) (d)	2,286	2,280
Kerzner International Ltd., 9.024%, 08/31/13 (b) (d)	550	549
Las Vegas Sands LLC, 0.000%, 05/15/13 (b) (c) (d)	800	798
Las Vegas Sands LLC, 7.110%, 05/15/13 (b) (d)	3,200	3,190
Metro-Goldwyn-Mayer, Inc., 8.610%, 03/15/12 (b) (d)	2,980	2,982
Metro-Goldwyn-Mayer, Inc., 8.610%, 04/08/12 (b) (d)	3,292	3,294
MGM Mirage, Inc., 3.620%, 11/22/09 (b) (d)	1,537	1,495
MotorCity Casino, 7.360%, 07/26/12 (b) (d)	2,960	2,971
Seminole Indian Casinos, 0.000%, 03/05/14 (b) (c) (d)	130	129
Seminole Indian Casinos, 4.187%, 03/05/14 (b) (d)	130	129
Seminole Indian Casinos, 6.875%, 03/05/14 (b) (d)	866	865
Seminole Indian Casinos, 6.875%, 03/05/14 (b) (d)	874	873

		28,498

Machinery Diversified (0.5%)
NACCO Materials Handling Group, Inc., 7.353%, 02/24/13 (b) (d)	3,474	3,461

Media (12.8%)
Cablevision Systems Corp., 7.070%, 03/21/12 (b) (d)	3,470	3,466
Citadel Broadcasting Corp., 6.945%, 06/12/14 (b) (d)	4,000	3,977
Entravision Communications Corp., 6.849%, 03/29/13 (b) (d)	1,975	1,977
Gray Television, Inc., 6.832%, 12/31/14 (b) (d)	2,970	2,955
Insight Midwest Holdings LLC, 6.600%, 10/06/13 (b) (d)	17,500	17,351
Mediacom LLC, 7.110%, 04/15/15 (b) (d)	4,119	4,109
Next Media Operating, Inc., 7.320%, 11/04/12 (b) (d)	594	594
Next Media Operating, Inc., 7.320%, 11/04/12 (b) (d)	1,338	1,336
Penton Media, Inc., 10.345%, 02/01/14 (b) (d)	1,000	1,008
Persona Communications Corp., 8.075%, 10/12/13 (b) (d)	765	763

	Principal
	Amount	Value
Persona Communications Corp., 8.075%, 10/12/13 (b) (d)	1,235	1,232
Persona Communications Corp., 11.320%, 04/12/14 (b) (d)	2,000	2,015
Quebecor Media, Inc., 7.356%, 01/17/13 (b) (d)	2,963	2,972
San Juan Cable LLC, 7.360%, 10/31/12 (b) (d)	988	985
Sirius Satellite Radio, Inc., 7.625%, 12/20/12 (b) (d)	3,500	3,507
Spanish Broadcasting System, Inc., 7.110%, 06/08/12 (b) (d)	2,992	2,992
TCM Media, Inc., 8.870%, 06/30/10 (b) (d)	1,937	1,942
Umbrella Acquisition, 0.000%, 03/29/14 (b) (c) (d)	5,000	4,929
Umbrella Acquisition, 0.000%, 09/16/14 (b) (c) (d)	785	772
Umbrella Acquisition, 7.605%, 09/16/14 (b) (d)	12,215	11,947
Umbrella Acquisition, 7.820%, 09/16/14 (b) (d)	5,000	4,968
Wenner Media LLC, 7.120%, 09/29/13 (b) (d)	2,858	2,872
WideOpenWest Finance LLC, 0.000%, 06/30/14 (b) (c) (d)	5,000	4,963
Yell Group PLC, 7.320%, 08/07/13 (b) (d)	1,000	1,005

		84,637

Miscellaneous Manufacturer (3.2%)
Activant Solutions Holdings, Inc., 7.375%, 05/01/13 (b) (d)	3,726	3,710
Aearo Technologies, Inc., 7.610%, 06/01/13 (b) (d)	2,000	2,000
Bombardier, Inc., 7.860%, 06/28/13 (b) (d)	6,380	6,390
John Maneely Co., 8.525%, 12/06/13 (b) (d)	2,899	2,886
Samsonite Corp., 7.610%, 12/21/13 (b) (d)	1,990	1,997
Universal City Development, 7.360%, 06/09/11 (b) (d)	1,851	1,860
Zuffa, Inc., 0.000%, 06/21/15 (b) (c) (d)	2,000	2,000

		20,843

Oil & Gas (1.9%)
Big West Oil LLC, 0.000%, 05/02/14 (b) (c) (d)	1,100	1,101
Big West Oil LLC, 7.610%, 05/02/14 (b) (d)	900	901
Niska Gas Storage, 7.070%, 05/01/11 (b) (d)	363	364
Niska Gas Storage, 7.090%, 05/01/13 (b) (d)	1,899	1,899
Niska Gas Storage, 7.110%, 05/01/13 (b) (d)	210	210
Niska Gas Storage, 7.110%, 05/01/13 (b) (d)	309	310

	Principal
	Amount	Value
OPTI Canada, Inc., 7.234%, 05/17/13 (b) (d)	3,000	3,006
Petroleum Geo-Services ASA, 0.000%, 07/02/13 (b) (c) (d)	2,000	2,000
TPF Generation Holdings LLC, 7.360%, 12/21/13 (b) (d)	1,601	1,607
Western Refining Co., 0.000%, 04/05/14 (b) (c) (d)	196	197
Western Refining Co., 7.070%, 04/05/14 (b) (d)	804	804

		12,399

Packaging & Containers (0.6%)
Berry Plastics Holdings Corp., 7.355%, 04/03/15 (b) (d)	3,990	3,969

Pipelines (2.8%)
El Paso Corp., 7.259%, 07/24/11 (b) (d)	2,000	2,005
Energy Transfer Equity LP, 7.106%, 02/08/12 (b) (d)	4,000	4,009
Kinder Morgan Energy Partners LP, 6.860%, 05/25/19 (b) (d)	8,000	7,985
Regency Gas Services LLC, 7.820%, 08/01/11 (b) (d)	167	167
Targa Resources, Inc., 5.235%, 10/31/12 (b) (d)	777	786
Targa Resources, Inc., 7.357%, 10/31/12 (b) (d)	3,179	3,203

		18,155

Real Estate (1.5%)
CB Richard Ellis, 6.820%, 12/20/13 (b) (d)	2,993	2,995
Mattamy Group, 7.625%, 04/11/13 (b) (d)	1,980	1,973
Realogy Corp., 8.320%, 10/09/13 (b) (d)	1,061	1,049
Realogy Corp., 8.350%, 10/09/13 (b) (d)	3,939	3,912

		9,929

Retail (3.7%)
Capital Automotive LP, 7.070%, 12/16/10 (b) (d)	4,519	4,541
Gregg Appliances, Inc., 0.000%, 06/29/15 (b) (c) (d)	1,000	1,000
Neiman Marcus Group, Inc., 7.358%, 04/06/13 (b) (d)	3,627	3,640
Petco Animal Supplies, Inc., 7.858%, 10/26/13 (b) (d)	3,980	4,003
Quiznos Master LLC (The), 7.610%, 05/05/13 (b) (d)	2,970	2,977
Rite Aid Corp., 7.070%, 06/04/14 (b) (d)	2,000	1,998
Sally Holdings LLC, 7.860%, 11/10/13 (b) (d)	2,985	2,997
Sports Authority, Inc. (The), 7.610%, 04/06/13 (b) (d)	2,970	2,966

		24,122

	Principal
	Amount	Value
Semiconductors (0.7%)
Advanced Micro Devices, Inc., 7.360%, 12/31/13 (b) (d)	4,403	4,397

Telecommunications (7.0%)
American Cellular Corp., 7.320%, 03/15/14 (b) (d)	2,993	2,988
Cequel Communications LLC, 7.530%, 10/01/13 (b) (d)	3,990	3,969
Cequel Communications LLC, 9.856%, 05/05/14 (b) (d)	1,000	1,028
Charter Communications Operating LLC, 7.360%, 04/28/14 (b) (d)	9,000	8,916
Clearwire Corp., 12.070%, 08/18/09 (b) (d)	1,990	2,010
Hawaiian Telecom Communications, Inc., 1.386%, 04/30/12 (b) (d)	1,000	994
IPC Information Systems, Inc., 7.610%, 05/31/14 (b) (d)	1,500	1,498
IPC Information Systems, Inc., 10.610%, 05/31/15 (b) (d)	2,000	1,995
Paetec Holding Corp., 8.820%, 02/09/13 (b) (d)	1,496	1,504
RCN Corp., 7.794%, 04/20/14 (b) (d)	3,000	3,010
Sorenson Communications, Inc., 7.860%, 08/01/13 (b) (d)	4,961	4,955
Sorenson Communications, Inc., 12.360%, 02/01/14 (b) (d)	828	838
Time Warner Telecom Holdings, Inc., 7.360%, 10/12/13 (b) (d)	3,915	3,915
US Telepacific Corp., 9.337%, 08/07/11 (b) (d)	1,129	1,140
West Corp., 7.751%, 10/23/13 (b) (d)	5,474	5,484
Wind Acquisition Holdings, 12.609%, 12/07/11 (b) (d)	1,555	1,594

		45,838

Transportation (0.3%)
Volnay Acquisition (Compagnie Generale), 7.360%, 01/12/14 (b) (d)	1,790	1,806

Total Bank Loans (Cost $605,393)		605,838

Corporate Bonds (6.9%)
Apparel (0.2%)
Claire’s Stores, Inc., 10.500%, 06/01/17, Callable 06/01/12 @ 105.25 (d)	1,500	1,369

Auto Parts & Equipment (1.1%)
Goodyear Tire & Rubber Co. (The), 9.135%, 12/01/09 (b) (d)	7,075	7,092

Diversified Financial Services (1.2%)
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	4,000	4,039
Level 3 Financing, Inc., 9.150%, 02/15/15, Callable 02/15/09 @ 102 (d)	4,000	4,000

		8,039

Diversified Operations (0.8%)
Freeport-McMoRan Copper & Gold, Inc., 8.564%, 04/01/15, Callable 04/01/09 @ 102 (b)	3,000	3,143

	Principal
	Amount	Value
Leucadia National Corp., 7.000%, 08/15/13	2,000	1,960

		5,103

Electric (0.8%)
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	5,000	5,013

Healthcare — Services (0.8%)
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44 (d)	2,000	2,028
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81 (d)	3,000	3,224

		5,252

Insurance (0.4%)
Hub International Holdings, Inc., 10.250%, 06/15/15, Callable 06/15/11 @ 105.13 (d)	3,000	2,888

Media (0.5%)
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 01/15/08 @ 101.58	3,000	3,068

Oil & Gas (0.5%)
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	3,000	3,105

Telecommunications (0.6%)
Clear Channel Communications, 5.500%, 12/15/16	1,000	824
Qwest Communications International, Inc., 8.860%, 02/15/09, Callable 02/15/08 @ 100 (b)	3,328	3,361

		4,185

Total Corporate Bonds (Cost $45,122)		45,114

Money Market Fund (0.0%)
Federated Government Obligations Money Market Fund	42	42

Total Money Market Fund (Cost $42)		42

Repurchase Agreements (9.4%)
ABN AMRO Bank N.V., 5.295%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $29,953 (collateralized by U.S. Government Agencies; 4.125%, due 04/18/08; total market value $30,542)	29,940	29,940
Lehman Brothers, Inc., 5.295%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $31,458 (collateralized by U.S. Government Agencies; 6.000%, due 09/01/36; total market value $32,072)	31,445	31,445

Total Repurchase Agreements (Cost $61,385)		61,385

Total Investments (Cost $711,942) (a) - 108.8%		712,379
Liabilities in excess of other assets - (8.8)%		(57,764)

Net Assets - 100.0%		$654,615

(a)	Cost for federal income tax purposes is $711,953 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,554
Unrealized Depreciation	(2,128)

Unrealized Appreciation (Depreciation)	$426

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	This security has not settled as of June 30, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 98.6% of net assets as of June 30, 2007.
LLC — Limited Liability Corporation
LP — Limited Partnership
PLC — Public Limited Company

As of June 30, 2007, the Fund had the following unfunded loan commitments:

	Unfunded	Unrealized
Borrower	Commitments ($)	Depreciation ($)

Brand Services, Inc. 3.019%, 02/07/13	5,066	(29)
Calpine Corp., 0.521%, 03/29/09	5,500	(110)
MGM Mirage, Inc., 3.620%, 11/22/09	1,463	(40)
Hawaiian Telecom Communications, Inc. 1.386%, 04/30/12	7,000	(40)

		(219)

The commitments are available until the maturity date of the respective security.
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Abitibi Consolidated, Inc.	J.P. Morgan	2,000	2.80	06/20/12	5
Abitibi Consolidated, Inc.	J.P. Morgan	1,500	3.45	06/20/08	13
Level 3 Communications	J.P. Morgan	2,000	3.85	06/20/12	(45)
Sanmina — SCI Corp.	J.P. Morgan	2,000	3.48	06/20/12	(74)

					(101)

See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Seix High Yield Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Bank Loans (3.6%)
Advertising (1.0%)
TL Acquisitions, Inc., 0.000%, 07/03/14 (b) (d) (h)	$10,000	$9,999
Healthcare — Services (0.9%)
Community Health Systems, Inc., 0.000%, 04/25/08 (b) (d) (h)	9,000	8,955
Media (1.0%)
Tribune Co., 8.375%, 05/17/14, (b) (d)	5,000	4,867
Umbrella Acquisition, 0.000%, 03/29/14 (b) (d) (h)	5,000	4,929

		9,796

Real Estate (0.3%)
Realogy Corp., 8.320%, 10/09/13 (b) (d)	636	630
Realogy Corp., 8.350%, 10/09/13 (b) (d)	2,364	2,347

		2,977

Telecommunications (0.4%)
Sorenson Communications, Inc., 7.860%, 08/01/13 (b) (d)	1,981	1,978
Wind Acquisition Holdings, 12.609%, 12/07/11 (b) (d)	1,500	1,538

		3,516

Total Bank Loans (Cost $39,992)		35,243

Corporate Bonds (95.2%)
Advertising (3.9%)
Quebecor World Capital Corp., 8.750%, 03/15/16, Callable 03/15/11 @ 104.38 (d)	7,215	7,107
Quebecor World, Inc., 9.750%, 01/15/15, Callable 01/15/11 @ 104.88 (d)	460	466
R.H. Donnelley Corp., 6.875%, 01/15/13	450	426
R.H. Donnelley Corp., 6.875%, 01/15/13, Callable 01/15/09 @ 103.438	2,475	2,345
R.H. Donnelley Corp., 8.875%, 01/15/16, Callable 01/15/11 @ 104.438	19,390	20,166
Valassis Communications, Inc., 8.250%,
03/01/15, Callable 03/01/11 @ 104.13 (d) (e)	7,950	7,751

		38,261

	Shares
	or
	Principal
	Amount	Value
Aerospace/Defense (0.6%)
Hawker Beechcraft Corp., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25 (d)	1,865	1,926
Hawker Beechcraft Acquisition Co. LLC, 8.875%, 04/01/15 (d)	1,800	1,854
Transdigm, Inc., 7.750%, 07/15/14, Callable 07/15/09 @ 105.81	200	202
Transdigm, Inc., 7.750%, 07/15/14,
Callable 07/15/09 @ 105.813 (d)	2,180	2,201
		6,183

Apparel (1.2%)
Hanesbrands, Inc., 8.784%, 12/15/14,
Callable 12/15/08 @ 102 (b) (e)	4,115	4,177
Levi Strauss & Co., 9.750%, 01/15/15,
Callable 01/15/10 @ 104.875	4,375	4,681
Levi Strauss & Co., 8.875%, 04/01/16,
Callable 04/01/11 @ 104.44 (e)	2,450	2,511

		11,369

Auto Manufacturers (1.3%)
General Motors Corp., 8.375%,
07/15/33 (e)	14,395	13,135

Auto Parts & Equipment (0.7%)
Goodyear Tire & Rubber Co. (The),
8.625%, 12/01/11, Callable 12/01/09 @
104.31 (d)	3,127	3,291
Goodyear Tire & Rubber Co. (The),
9.000%, 07/01/15, Callable 07/01/10 @
104.5 (e)	3,438	3,705

		6,996

Beverages (0.3%)
Cott Beverages, Inc., 8.000%, 12/15/11,
Callable 12/15/07 @ 102.67	3,062	3,093

Building (1.5%)
KB Home, 5.750%, 02/01/14	2,065	1,817
KB Home, 5.875%, 01/15/15	1,615	1,405
KB Home, 6.250%, 06/15/15 (e)	2,240	1,971
Meritage Homes Corp., 6.250%, 03/15/15, Callable 03/15/10 @ 103.13	1,675	1,491
Standard Pacific Corp., 6.250%, 04/01/14 (e)	1,385	1,219
Standard Pacific Corp., 7.000%, 08/15/15 (e)	485	427
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.188 (e)	6,395	6,379

		14,709

Chemicals (5.1%)
ARCO Chemical Co., 10.250%, 11/01/10	4,455	4,811
Huntsman International LLC, 11.625%, 10/15/10, Callable 10/15/07 @ 105.81	3,785	4,069
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25 (d) (e)	15,300	14,956
Lyondell Chemical Co., 8.000%, 09/15/14, Callable 09/15/10 @ 104	4,970	5,107
Lyondell Chemical Co., 8.250%, 09/15/16, Callable 09/15/11 @ 104.13 (e)	11,555	12,075

	Shares
	or
	Principal
	Amount	Value
Mosaic Co., 7.375%, 12/01/14, Callable
12/01/10 @ 103.69 (d)	2,490	2,515
Mosaic Co., 7.625%, 12/01/16, Callable
12/01/11 @ 103.81 (d)	800	818
Reichhold Industries, Inc., 9.000%,
08/15/14, Callable 08/15/10 @ 104.50 (d)	5,310	5,469

		49,820

Commercial Services (3.7%)
Cenveo Corp., 7.875%, 12/01/13, Callable 12/01/08 @ 103.94 (e)	4,005	3,925
Corrections Corp. of America, 7.500%, 05/01/11, Callable 05/01/08 @ 101.88	5,250	5,322
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69 (d) (e)	1,785	1,776
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	465	485
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25 (e)	995	1,099
Seitel Acquisition Corp., 9.750%, 02/15/14 (d)	4,110	4,069
Service Corp. International, 6.750%, 04/01/15 (d)	50	48
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/12 @ 103.25 (e)	12,375	12,159
United Rentals NA, Inc., 7.750%,
11/15/13, Callable 11/15/08 @ 103.88 (e)	7,005	7,014

		35,897

Diversified Financial Services (11.9%)
Americredit Corp., 8.500%, 07/01/15, Callable 07/01/11 @ 104.25 (d)	1,680	1,693
Buffalo Thunder Development Authority, 9.375%, 12/15/14, Callable 12/15/10 @ 104.69 (d)	2,600	2,600
Ford Motor Credit Corp., 6.625%, 06/16/08	3,000	2,998
Ford Motor Credit Corp., 5.800%, 01/12/09	4,760	4,659
Ford Motor Credit Corp., 7.250%, 10/25/11	6,090	5,861
Ford Motor Credit Corp., 8.105%, 01/13/12 (b)	3,730	3,721
Ford Motor Credit Corp., 7.000%, 10/01/13 (e)	7,145	6,620
Ford Motor Credit Corp., 8.000%, 12/15/16	9,325	8,932
GMAC LLC, 6.625%, 05/15/12	1,800	1,738
GMAC LLC, 6.750%, 12/01/14	1,670	1,599
GMAC LLC, 8.000%, 11/01/31	15,180	15,523
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	6,570	6,800

	Shares
	or
	Principal
	Amount	Value
Hexion US Finance Corp., 9.860%, 11/15/14, Callable 11/15/08 @ 102 (b)	1,550	1,597
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	23,330	23,562
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	2,480	2,846
Level 3 Financing, Inc., 9.150%, 02/15/15, Callable 02/15/09 @ 102 (b) (d) (e)	990	990
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38 (d) (e)	14,045	13,887
NSG Holdings LLC, 7.750%, 12/15/25 (d)	7,885	7,964
Snoqualmie Enterprise Authority, 9.150%, 02/01/14, Callable 02/01/09 @ 103 (b) (d)	1,545	1,560
Snoqualmie Enterprise Authority,
9.125%, 02/01/15, Callable 02/01/11 @
104.56 (d) (e)	1,090	1,117

		116,267

Diversified Minerals (2.1%)
FMG Finance Property Ltd., 10.000%, 09/01/13 (d)	12,985	14,478
FMG Finance Property Ltd., 10.625%,
09/01/16 (d)	5,145	6,123

		20,601

Diversified Operations (3.6%)
Aramark Corp., 8.500%, 02/01/15, Callable 02/01/11 @ 104.25 (d) (e)	6,915	7,036
Aramark Corp., 8.856%, 02/01/15, Callable 02/01/09 @ 102 (b) (d) (e)	1,485	1,507
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15, Callable 04/01/11 @ 104.13 (e)	5,890	6,214
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12@ 104.19	11,545	12,325
Leucadia National Corp., 7.000%, 08/15/13	4,190	4,106
Leucadia National Corp., 7.125%,
03/15/17, Callable 03/15/12 @ 103.56 (d)	4,370	4,239

		35,427

Electric (7.2%)
AES Corp. (The), 8.750%, 05/15/13, Callable 05/15/08 @ 104.375 (d)	997	1,052
Aquila, Inc., 9.950%, 02/01/11	4,740	5,112
Aquila, Inc., 14.875%, 07/01/12 (e)	4,200	5,355
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 103.31 (e)	1,470	1,555
Elwood Energy LLC, 8.159%, 07/05/26	4,279	4,494
Homer City Funding LLC, 8.137%, 10/01/19	1,781	1,887
Inergy LP/Inergy Finance, 8.250%, 03/01/16, Callable 03/01/11 @ 104.13	1,565	1,608
Midwest Generation LLC, Ser A, 8.300%, 07/02/09	2,823	2,880

	Shares
	or
	Principal
	Amount	Value
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	7,073	7,542
Mirant Americas Generation LLC, 8.300%, 05/01/11	4,763	4,918
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	5,814	6,570
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	3,275	3,349
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	15,585	15,624
NRG Energy, Inc., 7.375%, 01/15/17, Callable 11/15/11 @ 100	1,710	1,716
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38 (e)	3,345	3,412
Sithe/Independence Funding, Ser A,
9.000%, 12/30/13	3,300	3,582

		70,656

Electronics (0.3%)
Flextronics International Ltd., 6.500%,
05/15/13	3,625	3,417

Entertainment (1.9%)
Isle of Capri Casinos, Inc., 9.000%, 03/15/12, Callable 03/15/08 @ 103	2,705	2,820
Mohegan Tribal Gaming Authority, 6.125%, 02/15/13, Callable 02/15/09 @ 103.06	2,259	2,191
Pokagon Gaming Authority, 10.375%, 06/15/14, Callable 06/15/10 @ 105.19 (d)	1,465	1,615
Seneca Gaming Corp., Ser B, 7.250%, 05/01/12, Callable 05/01/08 @ 103.63	821	832
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15, Callable 06/15/11 @ 104.69 (d)	3,705	3,737
WMG Acquisition Corp., 7.375%, 04/15/14, Callable 04/15/09 @ 103.688	6,572	6,113
WMG Holdings Corp., 10.148%,
12/15/14, Callable 12/15/09 @ 104.75 (c) (e) (g)	2,063	1,568

		18,876

Environment Control (0.4%)
Aleris International, Inc., 9.000%,
12/15/14, Callable 12/15/10 @ 104.5 (d) (e)	3,720	3,753

Food (1.7%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/07 @ 104.31	5,627	5,810
Smithfield Foods, Inc., 7.750%, 07/01/17	6,235	6,235
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09	1,870	1,926
Stater Brothers Holdings, Inc., 7.750%,
04/15/15, Callable 04/15/11 @ 103.88 (d)	2,790	2,797

		16,768

Forest Products & Paper (2.7%)

	Shares
	or
	Principal
	Amount	Value
Abitibi-Consolidated, Inc., 6.950%, 04/01/08	2,535	2,510
Abitibi-Consolidated, Inc., 8.550%, 08/01/10	3,139	2,998
Abitibi-Consolidated, Inc., 8.375%, 04/01/15 (e)	1,825	1,597
Abitibi-Consolidated, Inc., 8.850%, 08/01/30	90	76
Boise Cascade LLC, 8.231%, 10/15/12, Callable 08/21/12 @ 102 (b)	4,115	4,115
Boise Cascade LLC, 7.125%, 10/15/14, Callable 10/15/09 @ 103.56	2,905	2,760
Bowater Canada Finance Corp., 7.950%, 11/15/11	5,680	5,345
Verso Paper Holdings LLC, 9.106%, 08/01/14, Callable 08/01/08 @ 102 (b) (d) (e)	4,605	4,697
Verso Paper Holdings LLC, 9.125%, 08/01/14, Callable 08/01/10 @ 104.563 (d) (e)	2,025	2,091

		26,189

Healthcare — Services (8.5%)
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44 (d)	44,380	44,990
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56 (d)	10,845	11,401
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63 (d)	10,955	11,667
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81 (d)	4,990	5,364
Triad Hospitals, Inc., 7.000%, 05/15/12, Callable 05/15/08 @ 103.50	4,190	4,379
Universal Hospital Services, Inc., 8.500%, 06/01/15, Callable 06/01/11 @ 104.25 (d)	4,055	4,014
Universal Hospital Services, Inc., 8.759%, 06/01/15, Callable 06/01/09 @ 102 (b) (d)	780	780

		82,595

Industrials (0.5%)
Mueller Water Products, 7.375%, 06/01/17, Callable 06/01/17 @ 103.69 (d)	5,435	5,389

Insurance (1.6%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27	4,142	4,192
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88 (d)	4,425	4,325
Fairfax Financial Holdings Ltd., 7.750%, 04/26/12	3,075	3,060
Hub International Holdings, 9.000%, 12/15/14, Callable 06/15/11 @ 104.50 (d)	4,400	4,312

		15,889

Lodging (2.3%)
Boyd Gaming Corp., 7.750%, 12/15/12, Callable 12/15/07 @ 103.88 (e)	3,560	3,649

	Shares
	or
	Principal
	Amount	Value
Mandalay Resort Group, Ser B, 10.250%, 08/01/07	8,456	8,487
MGM Mirage, Inc., 8.500%, 09/15/10	905	947
MGM Mirage, Inc., 6.625%, 07/15/15	1,600	1,454
San Pasqual Casino, 8.000%, 09/15/13, Callable 09/15/09 @ 104 (d)	2,865	2,894
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31	5,650	5,445

		22,876

Machinery Diversified (0.3%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	2,700	2,835

Media (6.7%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13 (d)	975	985
Cablevision Systems Corp., Ser B, 8.000%, 04/15/12 (e)	1,035	1,022
Charter Communications LLC, 8.000%, 04/30/12 (d) (g)	985	997
Charter Communications LLC, 8.375%, 04/30/14, Callable 04/30/09 @ 104.19 (d)	910	926
Dex Media, Inc., 8.000%, 11/15/13, Callable 11/15/08 @ 104	360	365
DirecTV Holdings LLC, 8.375%, 03/15/13, Callable 03/15/08 @ 104.19	8,935	9,348
EchoStar DBS Corp., 7.125%, 02/01/16	14,270	13,949
General Cable Corp., 7.725%, 04/01/15, Callable 04/01/09 @ 102 (b) (d)	3,570	3,570
General Cable Corp., 7.125%, 04/01/17, Callable 04/01/12 @ 103.56 (d) (e)	795	787
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	7,085	7,758
LIN Television Corp., 6.500%, 05/15/13, Callable 05/15/12 @ 103.25	2,600	2,542
LIN Television Corp., Ser B, 6.500%, 05/15/13, Callable 05/15/08 @ 103.25	2,305	2,253
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 01/15/08 @ 101.58	1,000	1,023
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25 (d)	3,905	3,925
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25 (e)	6,970	7,005
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	7,425	7,536
Rogers Cable, Inc., 8.750%, 05/01/32	1,400	1,697

		65,688

Metal Mining (0.3%)
Noranda Aluminum Acquisition, 9.360%, 05/15/15, Callable 05/15/08 @ 102 (b) (d) (e)	3,030	2,924

Miscellaneous Manufacturer (0.5%)
American Railcar Industries, Inc., 7.500%, 03/01/14, Callable 03/01/11 @ 103.75	1,755	1,746

	Shares
	or
	Principal
	Amount	Value
Bombardier, Inc., 6.300%, 05/01/14 (d)	1,340	1,273
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104 (d)	1,900	1,967

		4,986

Oil & Gas (6.8%)
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	6,225	6,225
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	1,510	1,529
Cimarex Energy Co., 7.125%, 05/01/17, Callable 05/01/12 @ 103.56	2,035	1,984
Compton Petroleum Finance Corp., 7.625%, 12/01/13, Callable 12/01/09 @ 103.81	6,415	6,335
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	3,915	3,886
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13 (d)	10,170	10,170
OPTI Canada, Inc., 8.250%, 12/15/14, Callable 12/15/10 @ 104.13 (d) (e)	14,085	14,296
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	5,645	5,970
Sabine Pass LNG LP, 7.250%, 11/30/13 (d) (e)	2,895	2,873
Sabine Pass LNG LP, 7.500%, 11/30/16 (d)	6,540	6,507
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	260	269
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25 (d)	1,710	1,770
Western Oil Sands, Inc., 8.375%, 05/01/12	4,724	5,167

		66,981

Oil & Gas Services (0.1%)
Hanover Compressor Co., 8.625%, 12/15/10, Callable 12/15/07 @ 104.31	750	773

Packaging & Containers (0.6%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/08 @ 104.75 (e)	3,200	3,324
Silgan Holdings, Inc., 6.750%, 11/15/13, Callable 11/15/08 @ 103.38	3,000	2,933

		6,257

Pipelines (1.9%)
Dynegy Holdings, Inc., 7.500%, 06/01/15 (d) (e)	4,185	3,939
Dynegy Holdings, Inc., 7.750%, 06/01/19 (d) (e)	5,555	5,166
Markwest Energy Partners LP, Ser B, 8.500%, 07/15/16, Callable 07/15/11 @ 104.25	3,295	3,353
Transcontinental Gas Pipe Line Corp., Ser B, 8.875%, 07/15/12	325	364
Williams Partners LP, 7.250%, 02/01/17	6,035	6,065

		18,887

	Shares
	or
	Principal
	Amount	Value
Real Estate (0.7%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 06/01/08 @ 104.06	1,275	1,280
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56	3,640	3,512
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56 (d)	2,095	2,022

		6,814

REIT (0.2%)
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/09 @ 103.50	2,268	2,257

Retail (0.7%)
Asbury Automotive Group, Inc., 7.625%, 03/15/17, Callable 03/15/12 @ 103.81 (d)	2,595	2,557
Gamestop Corp., 9.224%, 10/01/11, Callable 10/01/07 @ 102 (b)	1,075	1,101
Gamestop Corp., 8.000%, 10/01/12, Callable 10/01/09 @ 104	2,025	2,116
Rite Aid Corp., 8.125%, 05/01/10, Callable 05/01/08 @ 102.03	1,270	1,284

		7,058

Semiconductors (3.4%)
Amkor Technologies, Inc., 7.125%, 03/15/11	1,650	1,601
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63 (e)	7,795	8,029
Avago Technologies Finance Ltd., 10.860%, 06/01/13, Callable 12/01/07 @ 102 (b)	2,110	2,168
Freescale Semiconductor, Inc., 10.125%, 12/15/16, Callable 12/15/11 @ 105.06 (d) (e)	15,820	14,870
NXP Funding LLC, 9.500%, 10/15/15, Callable 10/15/11 @ 104.75 (e)	6,735	6,634

		33,302

Telecommunications (9.3%)
Citizens Communications Co., 9.250%, 05/15/11	4,955	5,351
Citizens Communications Co., 9.000%, 08/15/31	2,660	2,740
Clear Channel Communications, Inc., 5.500%, 09/15/14 (e)	4,700	4,016
GCI, Inc., 7.250%, 02/15/14, Callable 02/15/09 @ 103.62	3,460	3,270
Inmarsat Finance II PLC, 7.522%, 11/15/12, Callable 11/15/08 @ 105.19 (c) (g)	4,980	4,750
Inmarsat Group Ltd., 7.625%, 06/30/12, Callable 03/01/08 @ 103.81	2,679	2,769
Intelsat Subsidiary Holding Co. Ltd., 8.250%, 01/15/13, Callable 01/15/09 @104.13	10,360	10,515

	Shares
	or
	Principal
	Amount	Value
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.438 (d)	4,120	4,367
NTL Cable PLC, 8.750%, 04/15/14, Callable 04/15/09 @ 104.375	6,064	6,246
Qwest Communications International, Inc., 8.860%, 02/15/09, Callable 02/15/08 @ 100 (b) (e)	2,245	2,267
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/08 @ 103.62	10,575	10,654
Qwest Corp., 8.610%, 06/15/13 (b)	3,000	3,255
Rogers Wireless, Inc., 9.625%, 05/01/11	1,118	1,258
Telcordia Technologies, Inc., 9.110%, 07/15/12, Callable 07/15/08 @ 102 (b) (d)	18,135	17,864
Valor Telecommunications Enterprise LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88	2,580	2,714
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31 (e)	8,175	8,645

		90,681

Transportation (0.7%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75 (d) (e)	3,195	3,203
CHC Helicopter Corp., 7.375%, 05/01/14, Callable 05/01/09 @ 103.69	3,847	3,664

		6,867

Total Corporate Bonds (Cost $942,661)		934,476

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills (0.1%)
4.291%, 07/19/07 (c)	500	499

Total U.S. Treasury Obligation (Cost $499)		499

Short-Term Investment (13.4%)
Credit Suisse Enhanced Liquidity Fund (f)	131,757,176	131,757

Total Short-Term Investment (Cost $131,757)		131,757

Repurchase Agreements (2.0%)
HSBC Securities, Inc., 5.285%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $11,435 (collateralized by U.S. Government Agencies; 5.000%-6.500%, due 11/01/36-12/01/36; total market value $11,663)	11,430	11,430
Lehman Brothers, Inc., 5.295%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $8,229 (collateralized by U.S. Government Agencies; 5.500%, due 06/01/36; total market value $8,390)	8,226	8,226

Total Repurchase Agreements (Cost $19,656)		19,656

	Shares
	or
	Principal
	Amount	Value
Total Investments (Cost $1,129,715) (a) - 114.3%		1,121,631
Liabilities in excess of other assets - (14.3)%		(140,224)

Net Assets - 100.0%		$981,407

(a)	Cost for federal income tax purposes is $1,130,239 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$6,713
Unrealized Depreciation	(15,321)

Unrealized Appreciation (Depreciation)	$(8,608)

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rate represents the effective yield at purchase.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 38.1% of net assets as of June 30, 2007.

(e)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $126,592.

(f)	This security was purchased with cash collateral held from securities lending.

(g)	Step bond.

(h)	This security has not settled as of June 30, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
LLC – Limited Liability Corporation
LP – Limited Partnership
PLC- Public Limited Company
REIT – Real Estate Investment Trust
Ser – Series
As of June 30, 2007, the Fund had the following unfunded loan commitments:

	Unfunded	Unrealized
Borrower	Commitments ($)	Depreciation ($)

Calpine Corp. 0.521%, 03/29/09	5,000	(100)
		(100)

The commitments are available until the maturity date of the respective security.
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Abitibi Consolidated, Inc.	JP Morgan	8,000	2.80	06/20/12	20
Abitibi Consolidated, Inc.	JP Morgan	8,500	3.45	06/20/08	73
North America High Yield Index; Series 8	Bank of America	50,000	2.75	06/20/12	123
Samina-Sci Corp.	JP Morgan	7,200	3.48	06/20/12	(265)
Samina-Sci Corp.	JP Morgan	1,810	3.48	06/20/12	(67)
Univision Communications, Inc.	JP Morgan	5,000	4.00	06/20/12	(85)
Univision Communications, Inc.	JP Morgan	5,000	4.00	06/20/12	(85)
Univision Communications, Inc.	JP Morgan	10,000	4.00	06/20/12	(170)

					(456)

See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
Short-Term Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Asset-Backed Securities (3.9%)
Automobile ABS (3.9%)
Capital Auto Receivables Asset Trust,
Ser 2006-1, Cl A3, 5.030%, 10/15/09	$2,815	$2,806
Capital One Prime Auto Receivable
Trust, Ser 2006-1 Cl A3, 4.990%, 09/15/10	3,500	3,490
Honda Auto Receivables Owner Trust,
Ser 2005-6, Cl A3, 4.850%, 10/19/09	2,520	2,513
USAA Auto Owner Trust, Ser 2006-4
Cl A3, 5.010%, 06/15/11	5,000	4,981
Total Asset-Backed Securities (Cost $13,827)		13,790

Collateralized Mortgage Obligations (21.3%)
Adjustable Rate Mortgage Trust, Ser
2005-1, Cl 2A22, 4.587%, 05/25/35 (b)	1,640	1,597
Banc of America Commercial Mortgage,
Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	1,602	1,560
Banc of America Commercial Mortgage,
Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,300	2,210
Bear Stearns Alternative-A Trust, Ser
2006-2, Cl 23A1, 5.961%, 03/25/36 (b)	4,021	4,028
Bear Stearns Commercial Mortgage
Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	1,614	1,598
CS First Boston Mortgage Securities
Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	3,600	3,520
CS First Boston Mortgage Securities
Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	4,435	4,338
Deutsche Mortgage Securities, Inc., Ser
2004-5, Cl A2, 4.980%, 07/25/34	3,500	3,480
First Horizon Alternative Mortgage
Securities, Ser 2005-AA3, Cl 2A1, 5.185%, 05/25/35 (b)	2,582	2,571
First Horizon Alternative Mortgage
Securities, Ser 2005-AA7, Cl 2A1, 5.410%, 09/25/35 (b)	2,302	2,289
Greenwich Capital Commercial Funding
Corp., Ser 2004-GG1, Cl A3, 4.344%, 06/10/36	2,150	2,119
Greenwich Capital Commercial Funding
Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	4,025	3,921

	Shares
	or
	Principal
	Amount	Value
J.P. Morgan Chase Commercial
Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	3,395	3,327
LB Commercial Conduit Mortgage
Trust, Ser 1998-C4, Cl A1B, 6.210%, 10/15/35	1,934	1,945
LB-UBS Commercial Mortgage Trust,
Ser 2005-C1, Cl A2, 4.310%, 02/15/30	4,500	4,375
Morgan Stanley Capital I, Ser
1998-XL2, Cl A2, 6.170%, 10/03/34	5,340	5,382
Morgan Stanley Capital I, Ser
2006-HQ8, Cl A1, 5.124%, 03/12/44	1,124	1,118
Residential Accredit Loans, Inc., Ser
2003-QS17, Cl CB3, 5.500%, 09/25/33	3,125	3,108
Wachovia Bank Commercial Mortgage
Trust, Ser 2002-C1 Cl A2, 5.681%, 04/15/34	1,132	1,133
Wachovia Bank Commercial Mortgage
Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	4,135	4,036
Washington Mutual, Ser 2005-AR4, Cl
A1, 3.624%, 04/25/35 (b)	57	57
Wells Fargo Mortgage Backed Securities
Trust, Ser 2004-S, Cl A5, 3.539%, 09/25/34 (b)	3,420	3,327
Wells Fargo Mortgage Backed Securities
Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	5,098	5,025
Wells Fargo Mortgage Backed Securities
Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36 (b)	3,939	3,905
Wells Fargo Mortgage Backed Securities
Trust, Ser 2006-AR8, Cl 3A1, 5.239%, 04/25/36 (b)	4,609	4,564
Total Collateralized Mortgage Obligations (Cost $74,812)		74,533

Corporate Bonds (14.3%)
Auto Parts & Equipment (0.4%)
Johnson Controls, Inc., 5.250%,
01/15/11	1,250	1,237
Banks (2.2%)
JPMorgan Chase & Co., 7.000%,
11/15/09	2,540	2,624
Wachovia Corp., 6.375%, 02/01/09	3,300	3,353
Wells Fargo & Co., 4.125%, 03/10/08	1,800	1,783
		7,760
Beverages (0.9%)
Diageo Capital PLC, 3.375%,
03/20/08	3,225	3,175
Chemicals (0.3%)
Equistar Chemical Funding Corp.,
10.125%, 09/01/08	841	875
Commercial Services (0.3%)
ERAC USA Finance Co., 7.350%,
06/15/08 (f)	1,125	1,140
Diversified Financial Services (5.3%)

	Shares
	or
	Principal
	Amount	Value
Boeing Capital Corp., 4.750%,
08/25/08	2,437	2,420
Caterpillar Financial Services Corp.,
4.150%, 01/15/10	1,715	1,666
Credit Suisse First Boston USA, Inc.,
6.500%, 06/01/08	2,455	2,477
Goldman Sachs Group Inc., 5.300%,
02/14/12 (c)	2,125	2,091
HSBC Finance Corp., 4.125%,
11/16/09	2,720	2,642
ING USA Global Trust, 4.500%,
10/01/10	2,500	2,432
International Lease Finance Corp.,
5.750%, 06/15/11	3,250	3,265
Merrill Lynch & Co., Inc., 4.831%,
10/27/08	2,060	2,041
		19,034
Energy (0.6%)
MidAmerican Energy Holdings Co.,
3.500%, 05/15/08	2,000	1,966
Media (1.3%)
Comcast Cable Communication, Inc.,
6.750%, 01/30/11	1,750	1,811
News America, Inc., 6.625%, 01/09/08
(c)	1,810	1,819
Time Warner Entertainment Co.,
7.250%, 09/01/08	810	825
		4,455

Miscellaneous Manufacturer (1.0%)
Honeywell International, Inc., 7.500%,
03/01/10	3,165	3,326
Oil & Gas (0.6%)
Anadarko Petroleum Corp., 3.250%,
05/01/08	1,470	1,441
Enterprise Products Partners LP, Ser B,
4.625%, 10/15/09	740	725
		2,166
REITs (0.4%)
Simon Property Group LP, 6.375%,
11/15/07	1,500	1,504
Telecommunications (0.6%)
BellSouth Telecommunications, Inc.,
5.875%, 01/15/09	1,450	1,458
SBC Communications, Inc., 4.125%,
09/15/09	790	768
		2,226
Transportation (0.4%)
Union Pacific Corp., 6.650%, 01/15/11	1,215	1,253

Total Corporate Bonds (Cost $50,428)		50,117

Master Notes (1.7%)
Banks (1.7%)
Bank of America Corp., 5.435% (b) (e)	6,000	6,000

Total Master Notes (Cost $6,000)		6,000

	Shares
	or
	Principal
	Amount	Value
U.S. Government Agencies (16.8%)
Fannie Mae (2.4%)
5.200%, 11/20/09, Callable 05/20/08 @
100	6,000	5,982
5.080%, 05/14/10, Callable 05/14/09 @
100	2,275	2,262
		8,244
Federal Home Loan Bank (6.6%)
5.100%, 09/19/08 (c)	6,350	6,337
5.000%, 10/16/09, Callable 10/16/08 @
100	7,930	7,883
5.300%, 01/22/10, Callable 01/22/08 @
100	6,525	6,512
5.000%, 03/12/10	2,375	2,363
		23,095

Freddie Mac (7.8%)
4.250%, 06/23/08 (c)	11,745	11,630
5.000%, 11/01/10, Callable 11/01/07 @
100 (c)	6,680	6,625
5.125%, 11/24/10, Callable 11/24/08 @
100	5,375	5,336
5.400%, 02/02/12, Callable 02/02/09 @
100	3,850	3,830
		27,421
Total U.S. Government Agencies (Cost $58,917)		58,760

U.S. Government Agency Mortgages (26.8%)
Fannie Mae (16.9%)
7.030%, 08/01/07	304	304
6.826%, 11/01/07	909	907
6.070%, 10/01/08	2,073	2,073
6.595%, 07/01/09	1,926	1,943
6.850%, 08/01/09	3,845	3,906
7.630%, 02/01/10	2,750	2,854
6.955%, 10/01/10 (b)	2,791	2,882
7.010%, 11/01/10	3,024	3,129
5.620%, 02/01/12	3,995	4,040
4.617%, 08/01/13	5,015	4,961
4.000%, 12/01/14	3,124	2,988
4.500%, 07/01/15	2,261	2,188
4.500%, 01/25/25	5,816	5,730
5.000%, 11/25/26	1,880	1,864
7.162%, 09/01/33 (b)	672	680
7.158%, 10/01/33 (b)	933	946
4.335%, 03/01/34 (b)	1,900	1,901
4.670%, 05/01/35 (b)	5,593	5,522
4.822%, 06/01/35 (b)	4,031	3,984
5.357%, 06/01/36 (b)	6,206	6,156
		58,958
Freddie Mac (8.4%)
4.000%, 07/01/08	1,534	1,514
3.750%, 12/15/11	1,645	1,599
5.591%, 01/25/12	2,250	2,244
4.000%, 07/15/14	4,581	4,505
5.875%, 05/15/16 (b)	3,411	3,408
4.500%, 08/15/19	97	94
5.000%, 12/15/20	1,528	1,523
4.500%, 10/15/28	2,198	2,149
4.284%, 03/01/34 (b)	1,806	1,780

4.942%, 04/01/34 (b)	1,329	1,339
6.292%, 09/01/36 (b)	3,555	3,598
5.155%, 04/01/37 (b)	5,519	5,460
		29,213
Government National Mortgage Association (1.5%)
6.001%, 02/16/24 (b)	576	581
3.772%, 05/16/25	4,871	4,701
		5,282
Total U.S. Government Agency Mortgages (Cost $94,243)		93,453

U.S. Treasury Obligations (13.0%)
U.S. Treasury Notes (13.0%)
4.375%, 11/15/08 (c)	12,540	12,437
4.500%, 02/15/09 (c)	19,205	19,071
3.500%, 08/15/09 (c)	5,070	4,927
3.500%, 02/15/10 (c)	7,795	7,529
4.750%, 02/15/10 (c)	1,110	1,106
4.125%, 08/15/10	375	367
Total U.S. Treasury Obligations (Cost $45,444)		45,437

Short-Term Investment (21.0%)
Credit Suisse Enhanced Liquidity Fund (d)	73,336,150	73,336
Total Short-Term Investment (Cost $73,336)		73,336

Money Market Fund (1.4%)
STI Classic Institutional Cash	4,764,408	4,764
Management Money Market Fund (g)
Total Money Market Fund (Cost $4,764)		4,764

Total Investments (Cost $421,771)(a) - 120.2%		420,190
Liabilities in excess of other assets - (20.2)%		(70,675)
Net Assets - 100.0%		$349,515

(a)	Cost for federal income tax purposes is $422,130 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$—
Unrealized Depreciation	(1,940)

Unrealized Appreciation (Depreciation)	$(1,940)

Amounts designated as “-” are $0 or have been rounded to $0.

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $71,117.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Perpetual Maturity.

(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. This security represents 0.3% of net assets as of June 30, 2007.

(g)	Affiliate investment.

Cl – Class
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Ser – Series
Open Futures Contracts at June 30, 2007:

				Unrealized
				Appreciation
Description	Type	Expiration	Contracts	(Depreciation) ($)
2-yr. U.S. Treasury Note	Long	9/07	21	7
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
Short-Term U.S. Treasury Securities Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
U.S. Treasury Obligations (98.0%)
U.S. Treasury Notes (98.0%)
3.375%, 02/15/08	$1,500	$1,485
3.750%, 05/15/08	5,800	5,737
4.375%, 11/15/08 (b)	25,500	25,290
4.875%, 08/15/09	24,000	23,983
4.125%, 08/15/10	4,000	3,911
4.500%, 11/15/10	2,500	2,470
4.625%, 02/29/12 (b)	4,000	3,949

Total U.S. Treasury Obligations (Cost $67,119)		66,825

Short-Term Investment (35.8%)
Credit Suisse Enhanced Liquidity Fund (c)	24,427,063	24,427

Total Short-Term Investment (Cost $24,427)		24,427

Money Market Fund (0.1%)
Federated U.S. Treasury Cash Reserve
Fund	65,767	66

Total Money Market Fund (Cost $66)		66

Total Investments (Cost $91,612) (a) - 133.9%		91,318
Liabilities in excess of other assets - (33.9)%		(23,110)

Net Assets - 100.0%		$68,208

(a)	Cost for federal income tax purposes is $91,661 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$—
Unrealized Depreciation	(343)

Unrealized Appreciation (Depreciation)	$(343)

Amounts designated as “-” are $0 or have been rounded to $0.
(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $23,785.
(c)	This security was purchased with cash collateral held from securities lending.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Bank Loans (2.0%)
Commercial Services (0.9%)
Merrill Corp., 13.562%, 10/01/13 (b)(d)	$1,000	$1,005

Healthcare - Services (0.4%)
Community Health Systems, Inc.,
0.000%, 04/25/08 (b) (d) (g)	450	448

Telecommunications (0.7%)
Wind Acquisition Holdings, 12.609%,
12/07/11 (b) (d)	777	797

Total Bank Loans (Cost $2,227)		2,250

Commercial Paper (0.7%)
Banks (0.4%)
Bank of America Corp., 5.317%,
08/07/07 (c)	400	398

Diversified Financial Services (0.3%)
General Electric Capital Corp., 5.286%,
11/21/07 (c)	410	401

Total Commercial Paper (Cost $799)		799

Corporate Bonds (46.9%)
Advertising (2.7%)
Affinion Group, Inc., 11.500%,
10/15/15, Callable 10/15/10 @ 105.75	480	518
Quebecor World Capital Corp., 8.750%,
03/15/16, Callable 03/15/11 @ 104.38
(d)	140	138
Quebecor World, Inc., 9.750%,
01/15/15, Callable 01/15/11 @ 104.88
(d)	960	972
Reader’s Digest Association, Inc.,
9.000%, 02/15/17, Callable 02/15/12 @
104.50 (d)	895	837
Valassis Communications, Inc., 8.250%,
03/01/15, Callable 03/01/11 @ 104.13
(d) (e)	585	570

		3,035

Aerospace/Defense (0.1%)
Hawker Beechcraft Corp., 8.500%,
04/01/15, Callable 04/01/11 @ 104.25
(d)	150	155

Apparel (2.2%)
Claire’s Stores, Inc., 10.500%, 06/01/17,
Callable 06/01/12 @ 105.25 (d) (e)	785	716

	Shares
	or
	Principal
	Amount	Value
Hanesbrands, Inc., 8.784%, 12/15/14,
Callable 12/15/08 @ 102 (b)	230	233
Levi Strauss & Co., 8.875%, 04/01/16,
Callable 04/01/11 @ 104.44	1,500	1,538

		2,487

Beverages (0.1%)
Cott Beverages, Inc., 8.000%, 12/15/11,
Callable 12/15/07 @ 102.67	155	157

Chemicals (1.5%)
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25 (d) (e)	895	875
PQ Corp., 7.500%, 02/15/13, Callable 02/15/09 @ 103.75 (b)	790	837

		1,712

Commercial Services (2.4%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	625	631
Cenveo Corp., 7.875%, 12/01/13, Callable 12/01/08 @ 103.94	215	211
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69 (d)	80	80
Deluxe Corp., Ser B, 5.125%, 10/01/14	175	149
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25 (e)	315	348
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/08 @ 103.25	320	314
United Rentals NA, Inc., 7.750%, 11/15/13, Callable 11/15/08 @ 103.88	380	380
Visant Holdings Corp., 8.750%, 12/01/13, Callable 12/01/08 @ 106.563	490	510

		2,623

Diversified Financial Services (5.3%)
Americredit Corp., 8.500%, 07/01/15, Callable 07/01/11 @ 104.25 (d)	80	81
Buffalo Thunder Development Authority, 9.375%, 12/15/14, Callable 12/15/10 @ 104.69 (d)	100	100
Diamond Finance PLC., 6.000%, 05/18/15 (d)	2,020	1,688
Ford Motor Credit Co., 8.625%, 11/01/10	1,275	1,294
GMAC LLC, 6.625%, 05/15/12	230	222
GMAC LLC, 6.750%, 12/01/14	75	72
GMAC LLC, 8.000%, 11/01/31	610	624
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	400	414
Hexion US Finance Corp., 9.860%, 11/15/14, Callable 11/15/08 @ 102 (b)	75	77
IDEARC, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	700	707
Level 3 Financing, Inc., 9.150%, 02/15/15, Callable 02/15/09 @ 102 (b) (d)	60	60
NSG Holdings LLC, 7.750%, 12/15/25 (d)	450	455

	Shares
	or
	Principal
	Amount	Value
Snoqualmie Enterprise Authority, 9.125%, 02/01/15, Callable 02/01/11 @ 104.56 (d)	40	41

		5,835

Diversified Minerals (0.4%)
FMG Finance Property Ltd., 10.625%, 09/01/16 (d)	400	476

Diversified Operations (1.1%)
Activant Solutions, Inc., 9.500%, 05/01/16, Callable 05/01/11 @ 104.75	985	968
Freeport-McMoRan Copper & Gold, Inc., 8.564%, 04/01/15, Callable 04/01/09 @ 102 (b)	255	267

		1,235

Electric (2.0%)
Aquila, Inc., 14.875%, 07/01/12	910	1,159
Mirant Americas Generation LLC, 8.300%, 05/01/11	200	207
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	830	847

		2,213

Entertainment (0.2%)
Pokagon Gaming Authority, 10.375%, 06/15/14, Callable 06/15/10 @ 105.19 (d)	75	83
Shingle Springs Tribal Gaming
Authority, 9.375%, 06/15/15, Callable
06/15/11 @ 104.69 (d)	100	101

		184

Food (1.4%)
Pinnacle Foods Holding Corp., 10.625%, 04/01/17, Callable 04/01/12 @ 105.31 (d) (e)	1,265	1,218
Smithfield Foods, Inc., 7.750%, 07/01/17	345	345

		1,563

Forest Products & Paper (0.1%)
Bowater Canada Finance Corp., 7.950%, 11/15/11	175	165

Healthcare — Services (8.2%)
Accellent, Inc., 10.500%, 12/01/13,
Callable 12/01/09 @ 105.25	440	437
Community Health Systems, Inc., 6.500%, 12/15/12, Callable 12/15/08 @ 103.25	750	783
Community Health Systems, Inc.,
8.875%, 07/15/15, Callable 07/15/11 @
104.44 (d)	2,565	2,599
HCA, Inc., 9.625%, 11/15/16, Callable
11/15/11 @ 104.81 (d)	1,300	1,398
Surgical Care Affiliates, Inc., 10.000%,
07/15/17, Callable 07/15/12 @ 105 (d)	1,100	1,095
Triad Hospitals, Inc., 7.000%, 11/15/13,
Callable 11/15/08 @ 103.50	1,800	1,891
Universal Hospital Services, Inc.,
8.500%, 06/01/15, Callable 06/01/11 @
104.25 (d)	125	124

	Shares
	or
	Principal
	Amount	Value
Universal Hospital Services, Inc., 8.759%, 06/01/15, Callable 06/01/09 @102 (b) (d)	30	30
US Oncology, Inc., 10.750%, 08/15/14, Callable 08/15/09 @ 105.38	675	722

		9,079

Household Products/Wares (0.7%)
Mobile Services Group, Inc., 9.750%, 08/01/14, Callable 08/01/10 @ 104.88 (d)	690	735

Insurance (1.2%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @103.88 (d)	210	205
Hub International Holdings, Inc., 10.250%, 06/15/15, Callable 06/15/11 @105.13 (d)	1,175	1,131

		1,336

Machinery Diversified (1.2%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,250	1,313

Media (1.4%)
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	580	635
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25 (d)	205	206
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	500	503
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	195	198

		1,542

Miscellaneous Manufacturer (0.2%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/08 @ 104.94	181	193

Oil & Gas (2.0%)
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	50	50
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	75	76
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63 (d)	80	78
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	115	114
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13 (d)	530	530
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	1,220	1,263
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25 (d)	70	72

		2,183

Packaging & Containers (0.8%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/08 @ 104.75 (e)	810	841

	Shares
	or
	Principal
	Amount	Value
Pipelines (2.6%)
Dynegy Holdings, Inc., 7.500%, 06/01/15 (d)	1,310	1,233
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25 (d)	1,605	1,629

		2,862

Real Estate (1.3%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 06/01/08 @ 104.06	35	35
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @103.56	25	24
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @103.56 (d)	395	381
Realogy Corp., 12.375%, 04/15/15, Callable 04/15/11 @ 106.19 (d) (e)	1,100	1,004

		1,444

Retail (2.3%)
Brookstone Co., Inc., 12.000%, 10/15/12, Callable 10/15/09 @ 106 (e)	1,200	1,230
K2, Inc., 7.375%, 07/01/14, Callable 07/01/09 @ 103.69	1,275	1,342

		2,572

Semiconductors (2.8%)
Amkor Technologies, Inc., 7.125%, 03/15/11	135	131
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	140	144
Freescale Semiconductor, Inc., 10.125%, 12/15/16, Callable 12/15/11 @ 105.06 (d) (e)	1,195	1,123
NXP Funding LLC, 9.500%, 10/15/15, Callable 10/15/11 @ 104.75	1,480	1,457
Spansion LLC, 8.485%, 06/01/13, Callable 06/01/08 @ 102 (b) (d)	205	205

		3,060

Telecommunications (2.4%)
Clear Channel Communications, Inc., 5.500%, 09/15/14	75	64
Clear Channel Communications, Inc., 5.500%, 12/15/16	85	70
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @104.438 (d)	225	239
Telcordia Technologies, Inc., 9.110%, 07/15/12, Callable 07/15/08 @ 102 (b) (d)	950	936
West Corp., 11.000%, 10/15/16, Callable 10/15/11 @ 105.50 (e)	1,345	1,405

		2,714

Transportation (0.3%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75 (d)	300	301

Total Corporate Bonds (Cost $51,702)		52,015

	Shares
	or
	Principal
	Amount	Value
Foreign Government Bonds (23.2%)
Argentina (0.5%)
Republic of Argentina, 5.830%, 12/31/33 (b)	1,260	564

Canada (4.2%)
Province of Ontario, 5.450%, 04/27/16 (e)	4,630	4,638

Colombia (0.7%)
Republic of Colombia, 7.375%, 09/18/37	745	832

Japan (5.1%)
Japan Government, Ser 26, 2.400%, 03/20/37	348,800	2,802
Japan Government, Ser 285, 1.700%, 03/20/17	352,850	2,824

		5,626

United Kingdom (12.7%)
United Kingdom, 2.250%, 07/08/08 (d)	14,475	14,055

Total Foreign Government Bonds (Cost $25,919)		25,715

U.S. Government Agency Mortgage (10.2%)
Freddie Mac (10.2%)
5.500%, 05/01/37	11,707	11,291

Total U.S. Government Agency Mortgage (Cost $11,290)		11,291

U.S. Treasury Obligations (12.2%)
U.S. Treasury Bond (3.4%)
4.500%, 02/15/36	4,215	3,817

U.S. Treasury Notes (8.8%)
4.750%, 05/31/12	3,420	3,393
4.500%, 05/15/17 (e)	6,640	6,366

		9,759

Total U.S. Treasury Obligations (Cost $13,511)		13,576

Short-Term Investments (23.6%)
Brown Brothers Harriman & Co.,
Cayman Islands Cash Sweep	$10,784,949	10,785
Credit Suisse Enhanced Liquidity Fund (f)	15,470,713	15,471

Total Short-Term Investments (Cost $26,256)		26,256

Total Investments (Cost $131,704) (a) - 118.8%		131,902
Liabilities in excess of other assets - (18.8)%		(20,880)

Net Assets - 100.0%		$111,022

(a)	Cost for federal income tax purposes is $132,231 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$461
Unrealized Depreciation	(790)

Unrealized Appreciation (Depreciation)	$(329)

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rate represents the effective yield at purchase.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 36.2% of net assets as of June 30, 2007.

(e)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $14,940.

(f)	This security was purchased with cash collateral held from securities lending.

(g)	This security has not settled as of June 30, 2007 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
LLC – Limited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company
Ser – Series
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Abitibi Consolidated, Inc.	JP Morgan	500	4.50	06/20/09	4
Abitibi Consolidated, Inc.	JP Morgan	500	5.00	06/20/12	(16)
Abitibi Consolidated, Inc.	JP Morgan	500	5.00	06/20/12	(15)
Sanmina – SCI Corp.	JP Morgan	350	3.48	06/20/12	(13)
Sanmina – SCI Corp.	JP Morgan	90	3.48	06/20/12	(3)
Univision Communications, Inc.	JP Morgan	1,000	3.80	06/20/12	(25)
Univision Communications, Inc.	Citigroup	750	4.10	06/20/12	(5)
Bolivarian Republic of Venezuela	Citigroup	65	1.91	05/20/12	(2)
Bolivarian Republic of Venezuela	Citigroup	(65)	1.68	05/20/12	(3)
					(78)

     At June 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD ($)	Value ($)	(Depreciation) ($)
Short:
Brazilian Real	07/16/07	792	405	410	(5)
Brazilian Real	07/23/07	1,042	540	539	1
Brazilian Real	07/25/07	787	405	407	(2)
Brazilian Real	07/25/07	261	135	135	—
Brazilian Real	07/25/07	524	270	271	(1)
Brazilian Real	07/30/07	2,519	1,290	1,302	(12)
Chilean Peso	08/20/07	36,862	70	70	—
Columbia Peso	07/27/07	276,500	140	140	—
Indonesia Rupiah	08/21/07	614,600	68	68	—
India Rupee	11/26/07	2,859	69	69	—
Japanese Yen	07/31/07	24,348	199	198	1
Mexican Nuevo Peso	07/10/07	442	40	41	(1)
Mexican Nuevo Peso	09/17/07	1,540	142	142	—
Mexican Nuevo Peso	07/23/07	2,172	200	201	(1)
Mexican Nuevo Peso	07/25/07	2,175	200	201	(1)
Malaysian Ringgit	08/09/07	710	207	206	1
Peruvian New Sol	12/05/07	441	140	140	—
Phillipine Peso	11/29/07	3,192	70	69	1
Phillipine Peso	12/19/07	6,394	139	138	1
Phillipine Peso	11/29/07	3,192	69	69	—

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD ($)	Value ($)	(Depreciation) ($)
Phillipine Peso	08/22/07	3,215	70	70	—
Polish Zloty	07/31/07	194	68	70	(2)
Polish Zloty	07/19/07	400	141	144	(3)

Total Short Contracts			5,077	5,100	(23)

Long:
Brazilian Real	07/19/07	134	65	69	4
Brazilian Real	11/26/07	139	70	71	1
Brazilian Real	07/16/07	255	130	132	2
Brazilian Real	07/16/07	537	275	278	3
Brazilian Real	07/23/07	1,042	540	539	(1)
Brazilian Real	07/25/07	524	270	271	1
Brazilian Real	07/25/07	385	200	199	(1)
Brazilian Real	07/25/07	387	200	200	—
Brazilian Real	07/30/07	2,519	1,307	1,302	(5)
Chilean Peso	08/20/07	36,862	70	70	—
Chilean Peso	08/03/07	105,550	200	200	—
Columbian Peso	07/27/07	276,500	143	140	(3)
Indonesia Rupiah	08/21/07	614,600	70	68	(2)
India Rupee	11/26/07	2,859	70	70	—
Japanese Yen	07/02/07	344,945	2,806	2,802	(4)
Japanese Yen	07/31/07	24,348	200	198	(2)
Mexican Nuevo Peso	07/10/07	442	40	41	1
Mexican Nuevo Peso	09/17/07	772	70	71	1
Mexican Nuevo Peso	09/17/07	769	70	71	1
Mexican Nuevo Peso	07/23/07	2,172	200	201	1
Mexican Nuevo Peso	07/25/07	2,175	200	201	1
Malaysian Ringgit	08/09/07	238	70	69	(1)
Malaysian Ringgit	08/09/07	236	70	69	(1)
Malaysian Ringgit	08/09/07	236	70	68	(2)
Peruvian New Sol	12/05/07	441	140	140	—
Phillipine Peso	08/22/07	3,215	70	70	—
Phillipine Peso	12/19/07	6,394	140	138	(2)
Phillipine Peso	09/28/07	9,270	200	200	—
Phillipine Peso	09/28/07	30,063	650	650	—
Polish Zloty	07/31/07	194	68	69	1
Polish Zloty	07/19/07	400	140	144	4

Total Long Contracts			8,814	8,811	(3)

Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Asset-Backed Securities (0.3%)
Home Equity ABS (0.3%)
Delta Funding Home Equity Loan Trust,
Ser 1999-3, Cl A1F, 7.462%, 09/15/29	$6	$6
Lehman XS Trust, Ser 2007-6, Cl 3A5,
5.720%, 06/25/37 (b)	1,930	1,883
Soundview Home Equity Loan Trust,
Ser 2001-1, Cl A, 6.765%, 04/15/31 (b)	4	4

Total Asset-Backed Securities (Cost $1,940)		1,893

Collateralized Mortgage Obligations (10.3%)
Adjustable Rate Mortgage Trust, Ser 2007-2, Cl 1A21, 5.970%, 06/25/37 (b)	4,464	4,453
Banc of America Commercial Mortgage,
Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	2,625	2,558
Banc of America Commercial Mortgage,
Inc., Ser 2006-4, Cl A4, 5.634%, 07/10/46	2,130	2,091
Bear Stearns Commercial Mortgage
Securities, Inc., Ser 2007-PW16, Cl A4, 5.713%, 06/11/40	2,855	2,835
Bear Stearns ALT-A Trust, Ser 2006-6,
Cl 2A1, 5.939%, 11/25/36 (b)	3,805	3,775
Bear Stearns Commercial Mortgage
Securities, Inc., Ser 2006-PW13, Cl A4, 5.540%, 09/11/41	1,725	1,687
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser 2005-CD1, Cl A4, 5.225%, 07/15/44 (b)	1,910	1,850
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser 2006-CD2, Cl A4, 5.362%, 01/15/46 (b)	1,250	1,213
Credit Suisse Mortgage Capital
Certificates, Ser 2007-C3, Cl A4, 5.723%, 06/15/39 (b)	2,010	1,996
GE Capital Commercial Mortgage
Corp., Ser 2006-C1, Cl A4, 5.339%, 03/10/44 (b)	2,970	2,884
GMAC Commercial Mortgage
Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40	2,663	2,613
GS Mortgage Securities Corp. II, Ser
2006-GG6, Cl A2, 5.506%, 04/10/38 (b)	2,455	2,451
GS Mortgage Securities Corp. II, Ser
2006-GG8, Cl A4, 5.560%, 11/10/39 (b)	1,500	1,467

	Shares
	or
	Principal
	Amount	Value
GS Mortgage Securities Corp. II, Ser
2007-GG10, Cl A4, 5.993%, 08/10/45	2,880	2,880
GSR Mortgage Loan Trust, Ser
2005-5F, Cl 2A2, 5.500%, 06/25/35	6,628	6,361
JP Morgan Chase Commercial Mortgage
Securities Corp., Ser 2006-CB15, Cl A4, 5.814%, 06/12/43 (b)	2,415	2,408
JP Morgan Chase Commercial Mortgage
Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43 (b)	1,565	1,524
JP Morgan Chase Commercial Mortgage
Securities Corp., Ser 2007-LD11, Cl A4, 6.007%, 06/15/49 (b)	4,940	4,928
LB-UBS Commercial Mortgage Trust,
Ser 2006-C1, Cl A4, 5.156%, 02/15/31	2,050	1,958
Morgan Stanley Capital I, Ser
2006-HQ10, Cl A4, 5.328%, 11/12/41 (b)	3,425	3,294
TBW Mortgage Backed Pass Through
Certificates, Ser 2007-2, Cl A6A, 6.014%, 06/25/37 (b)	1,550	1,526
Wachovia Bank Commercial Mortgage
Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (b)	2,085	2,021
Wachovia Bank Commercial Mortgage
Trust, Ser 2007-C31, Cl A2, 5.736%, 06/15/49 (b)	3,455	3,470
Washington Mutual Mortgage
Pass-Through Certificates, Ser 2006-AR6, Cl 2A3, 5.973%, 08/25/36 (b)	1,899	1,887

Total Collateralized Mortgage Obligations (Cost $64,848)		64,130

Corporate Bonds (14.0%)
Aerospace/Defense (0.5%)
Boeing Co. (The), 5.125%, 02/15/13	1,355	1,334
United Technologies Corp., 4.875%,
05/01/15	1,590	1,506

		2,840

Airlines (0.3%)
Continental Airlines, Inc., Ser A,
5.983%, 04/19/22	1,170	1,137
Southwest Airlines Co., 5.125%,
03/01/17	785	712

		1,849

Auto Manufacturers (0.2%)
DaimlerChrysler NA Holding Corp.,
8.500%, 01/18/31	1,215	1,535

Banks (0.7%)
Bank of America Corp., 7.400%,
01/15/11	2,090	2,212
Wachovia Corp., 5.300%, 10/15/11	1,865	1,846

		4,058

Beverages (0.3%)
SABMiller PLC, 6.200%, 07/01/11 (c)	1,975	2,008

Building Materials (0.4%)
Lafarge SA, 6.150%, 07/15/11	970	986

	Shares
	or
	Principal
	Amount	Value
Martin Marietta Materials, Inc., 6.250%,
05/01/37	800	776
Owens Corning, Inc., 6.500%,
12/01/16	825	826

		2,588

Chemicals (0.2%)
Potash Corp. of Saskatchewan, Inc.,
5.875%, 12/01/36	1,310	1,225

Commercial Services (0.3%)
ERAC USA Finance Co., 5.600%,
05/01/15 (c)	1,080	1,037
Xerox Corp., 5.500%, 05/15/12	870	855

		1,892

Computers (0.1%)
Dell, Inc., 7.100%, 04/15/28	425	448
IBM Corp., 5.875%, 11/29/32	335	331

		779

Diversified Financial Services (3.8%)
ABX Financing Co., 6.350%, 10/15/36 (c)	875	842
CIT Group, Inc., 5.600%, 04/27/11	1,395	1,384
Citigroup, Inc., 5.125%, 05/05/14	500	484
Citigroup, Inc., 5.850%, 12/11/34	755	721
Credit Suisse (USA), Inc., 6.500%,
01/15/12	710	735
Fund American Cos., Inc., 5.875%,
05/15/13	2,090	2,055
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13	2,110	1,997
HSBC Holdings PLC, 7.625%,
05/17/32	690	798
International Lease Finance Corp., Ser
Q, 5.250%, 01/10/13	775	758
International Lease Finance Corp., Ser
R, 5.625%, 09/20/13	425	424
Janus Capital Group, Inc., 5.875%,
09/15/11	735	736
Jefferies Group, Inc., 6.450%, 06/08/27	1,635	1,596
JPMorgan Chase & Co., 6.625%,
03/15/12	2,035	2,116
Lazard Group LLC, 7.125%, 05/15/15	2,215	2,286
Lehman Brothers Holdings, Inc., Ser I,
5.250%, 02/06/12	1,075	1,057
Merrill Lynch & Co., Inc., 5.770%,
07/25/11 (e)	1,985	2,004
Morgan Stanley, 5.300%, 03/01/13	1,690	1,656
SLM Corp., Ser A, 5.400%, 10/25/11	1,365	1,250
Western Union Co., 5.930%, 10/01/16	810	790

		23,689

Electric (1.5%)
Duke Energy Carolinas LLC, 6.100%,
06/01/37	2,390	2,363
MidAmerican Energy Holdings Co.,
6.125%, 04/01/36	1,300	1,256
Nevada Power Co., Ser L, 5.875%,
01/15/15	435	425
Nevada Power Co., Ser R, 6.750%,
07/01/37	930	944

	Shares
	or
	Principal
	Amount	Value
Oncor Electric Delivery Co., 7.000%, 05/01/32	810	853
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,500	1,453
Union Electric Co., 5.400%, 02/01/16	680	648
Virginia Electric & Power Co., Ser A, 6.000%, 05/15/37	1,640	1,567

		9,509

Insurance (0.6%)
American International Group, Ser G, 5.600%, 10/18/16	2,340	2,306
Metlife, Inc., 5.700%, 06/15/35	430	397
Travelers Cos., Inc. (The), 5.375%, 06/15/12	905	895

		3,598

Machinery Diversified (0.0%)
Caterpillar, Inc., 6.050%, 08/15/36	245	241

Media (0.8%)
News America Holdings, Inc., 6.200%, 12/15/34	770	718
Time Warner Cable, Inc., 5.850%, 05/01/17 (c)	3,425	3,331
Time Warner, Inc., 6.500%, 11/15/36	815	774

		4,823

Miscellaneous Manufacturer (0.7%)
General Electric Co., 5.000%, 02/01/13 (e)	3,495	3,388
Siemens Financierings NV, 6.125%, 08/17/26 (c)	995	982

		4,370

Oil & Gas (1.0%)
Anadarko Petroleum Corp., 5.950%, 09/15/16	1,115	1,089
Apache Corp., 6.000%, 01/15/37	780	744
ConocoPhillips, 5.900%, 10/15/32 (e)	580	564
Devon Financing Corp. ULC, 7.875%, 09/30/31	280	324
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	945	840
Valero Energy Corp., 6.125%, 06/15/17	1,590	1,585
Weatherford International, Inc., 6.500%, 08/01/36	880	851
Western Oil Sands, Inc., 8.375%, 05/01/12	470	514

		6,511

Pharmaceuticals (0.2%)
Merck & Co., Inc., 5.125%, 11/15/11	935	922
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	675	631

		1,553

Pipelines (0.5%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,225	1,337
El Paso Natural Gas Co., 5.950%, 04/15/17 (c)	535	518
Southern Natural Gas Co., 5.900%, 04/01/17 (c) (e)	445	430

	Shares
	or
	Principal
	Amount	Value
Williams Partners LP, 7.250%,
02/01/17	540	543

		2,828

Retail (0.1%)
JC Penny Corp., Inc., 5.075%,
02/15/18	270	261
Wal-Mart Stores, Inc., 5.250%,
09/01/35	480	419

		680

Software (0.1%)

Intuit, Inc., 5.750%, 03/15/17	355	342

Telecommunications (1.7%)
AT&T, Inc., 5.100%, 09/15/14	1,665	1,588
AT&T, Inc., 6.450%, 06/15/34	830	820
Cisco Systems, Inc., 5.500%,
02/22/16	1,910	1,864
Comcast Corp., 6.450%, 03/15/37	825	795
Qwest Communications International,
Inc., 7.250%, 02/15/11, Callable 02/15/08 @ 103.62	545	549
Rogers Wireless, Inc., 7.500%,
03/15/15	850	911
Verizon Communications, Inc., 5.550%,
02/15/16	1,440	1,403
Vodafone Group PLC, 5.500%, 06/15/11 (e)	2,480	2,461

		10,391

Total Corporate Bonds (Cost $88,991)		87,309

Foreign Government Bond (1.0%)
Japan (YEN) (1.0%)
Japan Govt., Ser 22, 0.300%, 09/20/07	766,300	6,218

Total Foreign Government Bond (Cost $6,247)		6,218

U.S. Government Agency (0.8%)
Fannie Mae (0.8%)
4.875%, 08/27/07 (e)	4,711	4,707

Total U.S. Government Agency (Cost $4,708)		4,707

U.S. Government Agency Mortgages (45.9%)
Fannie Mae (29.3%)
5.000%, 12/01/18	7,736	7,504
5.000%, 01/01/19	3,272	3,175
5.500%, 07/01/19	71	69
5.500%, 08/01/19	575	567
5.500%, 09/01/19	2,792	2,759
5.000%, 10/01/19	594	576
5.500%, 12/01/19	150	148
4.500%, 12/01/20	10,472	9,937
5.500%, 07/01/21	1,517	1,494
5.000%, 06/01/22	509	492
6.500%, 06/01/32	60	61
6.500%, 07/01/32	314	319
5.500%, 01/01/33	13,907	13,413
6.500%, 03/01/33	172	173
5.500%, 06/01/33	2,169	2,092

	Shares
	or
	Principal
	Amount	Value
5.500%, 07/01/33	379	365
5.500%, 10/01/33	4,240	4,089
6.500%, 10/01/33	74	75
6.500%, 10/01/33	90	91
5.000%, 11/01/33	3,544	3,321
5.000%, 11/01/33	5,296	4,962
6.000%, 11/01/33	129	129
6.500%, 11/01/33	678	684
6.500%, 11/01/33	96	97
4.500%, 03/01/34	8,251	7,502
5.000%, 04/01/34	6,927	6,491
6.500%, 07/01/34	104	105
5.500%, 07/01/35 (g)	29,900	28,834
6.000%, 10/01/35	3,283	3,248
6.000%, 12/01/35	671	664
6.000%, 01/01/36	4,383	4,344
5.000%, 03/01/36	3,931	3,683
5.469%, 04/01/36	2,447	2,464
5.500%, 04/01/36	6,615	6,380
5.500%, 06/25/36	2,869	2,855
6.500%, 09/01/36	9,630	9,723
5.631%, 12/01/36 (b)	5,873	5,847
5.443%, 01/01/37	4,839	4,810
5.500%, 01/01/37	5,532	5,336
5.662%, 01/01/37 (b)	4,411	4,421
6.000%, 05/01/37	15,064	14,902
5.500%, 06/01/37	539	517
6.000%, 07/01/37 (g)	8,000	7,912
7.000%, 07/01/37 (g)	5,322	5,458

		182,088

Freddie Mac (16.6%)
5.000%, 11/01/18	53	52
5.500%, 12/01/18	98	97
5.000%, 01/01/19	622	604
5.500%, 07/01/22 (g)	3,000	2,954
5.500%, 07/15/27	1,659	1,655
5.500%, 11/15/28	2,965	2,956
5.500%, 05/15/29	3,168	3,160
5.500%, 01/15/30	4,977	4,964
6.500%, 07/01/32	126	128
6.000%, 12/01/32	739	737
6.000%, 04/01/33	1,173	1,162
6.000%, 10/01/33	25	25
6.000%, 11/01/33	465	461
6.000%, 11/01/33	630	628
6.000%, 12/01/33	224	223
6.000%, 07/01/34	914	909
6.000%, 10/01/34	215	214
5.000%, 04/01/35	6,349	5,949
5.500%, 04/01/35	4,246	4,104
5.000%, 07/01/35	5,030	4,728
5.500%, 07/01/35 (g)	29,991	28,922
6.000%, 08/01/35 (g)	3,930	3,889
5.000%, 12/01/35	7,220	6,785
5.500%, 03/01/36	6,873	6,632
6.000%, 11/01/36	10,120	10,011
5.289%, 02/01/37 (b)	8,186	8,133
5.500%, 03/01/37	3,473	3,350

		103,432

Total U.S. Government Agency Mortgages (Cost $289,833)		285,520

	Shares
	or
	Principal
	Amount	Value
U.S. Treasury Obligations (25.9%)
U.S. Treasury Bonds (2.7%)
6.125%, 11/15/27 (e)	10,650	11,870
4.500%, 02/15/36 (e)	5,725	5,184

		17,054

U.S. Treasury Notes (23.2%)
4.750%, 02/15/10 (e)	51,505	51,316
4.000%, 04/15/10	25,405	24,819
4.625%, 10/31/11	21,005	20,760
4.375%, 08/15/12 (e)	24,000	23,458
4.625%, 11/15/16 (e)	10,735	10,404
4.500%, 05/15/17 (e)	14,185	13,600

		144,357

Total U.S. Treasury Obligations (Cost $161,967)		161,411

Short-Term Investment (18.9%)
Credit Suisse Enhanced Liquidity Fund (f)	117,589,331	117,589

Total Short-Term Investment (Cost $117,589)		117,589

Money Market Fund (16.1%)
STI Classic Institutional Cash
Management Money Market Fund (d)	100,453,637	100,454

Total Money Market Fund (Cost $100,454)		100,454

Total Investments (Cost $836,577) (a) — 133.2%		829,231
Liabilities in excess of other assets — (33.2)%		(206,799)

Net Assets — 100.0%		$622,432

(a)	Cost for federal income tax purposes is $838,199 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$—
Unrealized Depreciation	(8,968)

Unrealized Appreciation (Depreciation)	$(8,968)

Amounts designated as “-” are $0 or have been rounded to $0.
(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.5% of net assets as of June 30, 2007.

(d)	Affiliate investment.

(e)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $114,083.

(f)	This security was purchased with cash collateral held from securities lending.

(g)	This security was purchased on a when-issued basis.
Cl – Class
LLC – Limited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company
Ser – Series
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Dow Jones CDS Indices; Series 7	Merrill Lynch	5,040	0.58	12/20/16	7
Dow Jones CDS Indices; Series 7	Credit Suisse First Boston	1,160	0.65	12/20/16	11
Dow Jones CDS Indices; Series 7	Merrill Lynch	560	0.58	12/20/16	(1)
Dow Jones CDS Indices; Series 7	Merrill Lynch	560	0.64	12/20/16	3
Bear Stearns Cos., Inc. (The)	JPMorgan	(560)	0.53	06/20/17	2
Brunswick Corp.	Merrill Lynch	(560)	1.15	03/20/17	(2)
Campbell Soup Co.	Citigroup	(560)	0.33	03/20/17	1
Canadian Pacific Railway Co.	Merrill Lynch	(560)	0.55	06/20/17	(4)
Gannett Co., inc.	Citigroup	(560)	0.81	06/20/17	(10)
IStar Financial, Inc.	Citigroup	(560)	0.70	03/20/17	(6)
Lennar Corp.	Credit Suisse First Boston	(580)	1.56	09/20/17	(1)
MBIA, Inc.	Credit Suisse First Boston	(580)	0.88	09/20/17	4
Nucor Corp.	Citigroup	(560)	0.42	03/20/17	—
Quest Diagnostics, Inc.	Merrill Lynch	(560)	0.78	03/20/17	(3)
Sprint Nextel Corp.	Citigroup	(560)	1.18	03/20/17	4
Wells Fargo & Co.	JPMorgan	(560)	0.22	06/20/17	(1)
Weyerhaeuser Co.	Citigroup	(560)	1.05	03/20/17	(3)

					1

At June 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD ($)	Value ($)	(Depreciation) ($)
Long
Japanese Yen	07/03/07	766,739	6,273	6,228	(45)

(45)

Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Ultra-Short Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Asset-Backed Securities (4.4%)
Automobile ABS (1.4%)
Capital One Prime Auto Receivables
Trust, Ser 2005-1, Cl A3, 4.320%, 08/15/09 (b)	$507	$505
Honda Auto Receivables Owner Trust,
Ser 2005-6, Cl A3, 4.850%, 10/19/09	650	648

		1,153

Diversified Financial Services (0.6%)
Morgan Stanley Capital I, Ser
2006-NC2, Cl A2A, 5.390%, 02/25/36 (b)	516	516

Home Equity ABS (2.4%)
JP Morgan Mortgage Acquisition Corp.,
Ser 2006-WMC1, Cl A2, 5.390%, 03/25/36 (b)	542	542
Master Asset Backed Securities Trust,
Ser 2005-AB1, Cl A1A, 5.470%, 10/25/32 (b)	312	312
Residential Asset Mortgage Products,
Inc., Ser 2006-NC1, Cl A1, 5.400%, 01/25/36 (b)	92	92
Residential Funding Mortgage
Securities, Ser 2006-HSA1, Cl A1, 5.430%, 11/25/35 (b)	840	840
Soundview Home Equity Loan Trust,
Ser 2006-0PT2, Cl A1, 5.390%, 05/25/36 (b)	83	83

		1,869

Total Asset-Backed Securities (Cost $3,539)		3,538

Collateralized Mortgage Obligations (18.3%)
Adjustable Rate Mortgage Trust, Ser
2005-7, Cl 7A21, 5.570%, 10/25/35 (b)	429	430
Banc of America Commercial Mortgage,
Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	577	562
Bear Stearns Alternative-A Trust, Ser
2006-2, Cl 23A1, 5.961%, 03/25/36 (b)	740	742
Bear Stearns Commercial Mortgage
Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	925	915
Countywide Home Loans, Ser 2002-39,
Cl A16, 5.000%, 02/25/33	209	208
CS First Boston Mortgage Securities
Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	500	489

	Shares
	or
	Principal
	Amount	Value
CS First Boston Mortgage Securities
Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	425	416
Deutche Mortgage Securities, Inc., Ser
2004-5, Cl A2, 4.980%, 07/25/34	475	472
Fannie Mae, Ser 2003-35, Cl KA,
4.000%, 04/25/17	586	564
First Horizon Alternative Mortgage
Securities, Ser 2005-AA3, Cl 2A1, 5.185%, 05/25/35 (b)	665	662
First Horizon Alternative Mortgage
Securities, Ser 2005-AA7, Cl 2A1, 5.410%, 09/25/35 (b)	576	572
Greenwich Capital Commercial Funding
Corp., Ser 2004-GG1, Cl A3, 4.344%, 06/10/36	500	493
Greenwich Capital Commercial Funding
Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	500	487
Indymac Loan Trust, Ser 2006-L1, Cl
A1, 5.395%, 04/25/11 (b)	656	656
JP Morgan Chase Commercial Mortgage
Securities, Ser 2005-LDP1, Cl A1, 4.116%, 03/15/46	714	704
LB Commercial Conduit Mortgage
Trust, Ser 1998-C4, Cl A1B, 6.210%, 10/15/35	401	403
LB-UBS Commercial Mortgage Trust,
Ser 2005-C1, Cl A2, 4.310%, 02/15/30	425	413
Morgan Stanley Capital I, Ser
2006-HQ8, Cl A1, 5.124%, 03/12/44	623	620
Opteum Mortgage Acceptance Corp., Ser
2005-4, Cl 1A1A, 5.490%, 11/25/35 (b)	553	553
Terra LNR Ltd., Ser 2006-1A, Cl A1,
5.450%, 06/15/17 (b) (c)	464	464
Wachovia Bank Commercial Mortgage
Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	819	800
Washington Mutual, Ser 2005-AR4, Cl
A1, 3.624%, 04/25/35 (b)	33	33
Wells Fargo Mortgage Backed Securities
Trust, Ser 2004-S, Cl A5, 3.539%, 09/25/34 (b)	750	729
Wells Fargo Mortgage Backed Securities
Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	574	565
Wells Fargo Mortgage Backed Securities
Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36 (b)	947	939
Wells Fargo Mortgage Backed Securities
Trust, Ser 2006-AR8, Cl 3A1, 5.239%, 04/25/36 (b)	833	825

Total Collateralized Mortgage Obligations (Cost $14,719)		14,716

Commercial Paper (7.0%)
Barlcays US Funding LLC, 5.273%,
07/11/07 (f)	825	821

	Shares
	or
	Principal
	Amount	Value
HBOS Treasury Services PLC, 5.289%,
07/03/07 (f)	850	847
International Lease Finance Corp.,
5.285%, 07/09/07 (f)	1,000	998
PACCAR Financial Corp., 5.251%,
07/12/07 (f)	1,000	998
Toyota Motor Credit Corp., 5.270%,
07/12/07 (f)	1,000	998
UBS Finance Delaware LLC, 5.288%,
07/05/07 (f)	1,000	997

Total Commercial Paper (Cost $5,669)		5,659

Corporate Bonds (14.6%)
Auto Parts & Equipment (0.2%)
Johnson Controls, Inc., 5.250%,
01/15/11	200	198

Banks (2.1%)
Bank of New York Mellon Corp., Ser G,
5.375%, 06/29/10 (b)	1,000	999
JPMorgan Chase & Co., 7.000%,
11/15/09	325	336
Wells Fargo & Co., 4.125%, 03/10/08	340	337

		1,672

Chemicals (0.2%)
Equistar Chemical Funding Corp.,
10.125%, 09/01/08	159	165

Commercial Services (0.5%)
ERAC USA Finance Co., 7.350%,
06/15/08 (c)	375	380

Diversified Financial Services (5.6%)
Allstate Life Global Funding Trusts,
5.360%, 06/30/08 (b)	850	850
Boeing Capital Corp., 4.750%,
08/25/08	325	323
Goldman Sachs Group, Inc. (The),
6.650%, 05/15/09	200	204
Goldman Sachs Group, Inc. (The), Ser
B, 5.460%, 06/28/10 (b)	800	800
HSBC Finance Corp., 4.125%,
03/11/08	200	198
HSBC Finance Corp., 4.125%,
11/16/09	200	194
International Lease Finance Corp., Ser
Q, 4.625%, 06/02/08	500	496
Lehman Brothers Holdings, Inc.,
5.445%, 10/22/08 (b)	850	852
Merrill Lynch & Co., Inc., Ser C,
5.406%, 05/08/09 (b)	650	650

		4,567

Energy (0.6%)
Calenergy Co., Inc., 7.63%, 10/15/07,
7.630%, 10/15/07	270	272
MidAmerican Energy Holdings Co.,
3.500%, 05/15/08	222	218

		490

	Shares
	or
	Principal
	Amount	Value
Insurance (1.2%)
Lincoln National Corp., 5.460%,
04/06/09 (b)	1,000	1,002

Media (0.8%)
Comcast Cable Communication, Inc.,
6.750%, 01/30/11	160	166
News America, Inc., 6.625%, 01/09/08 (d)	350	351
Time Warner Entertainment Co.,
7.250%, 09/01/08	110	112

		629

Miscellaneous Manufacturer (0.3%)
Honeywell International, Inc., 7.500%,
03/01/10	200	210

Oil & Gas (0.7%)
Anadarko Petroleum Corp., 3.250%,
05/01/08	375	368
Enterprise Products Partners LP, Ser B,

4.625%, 10/15/09	195	191

		559

REITs (0.5%)
Simon Property Group LP, 6.375%,
11/15/07	375	376

Telecommunications (1.7%)
BellSouth Telecommunications, Inc.,
5.875%, 01/15/09	375	377
Vodafone Group PLC, 5.450%, 12/28/07 (b)	1,000	1,001

		1,378

Transportation (0.2%)
Union Pacific Corp., 6.650%, 01/15/11	125	129

Total Corporate Bonds (Cost $11,772)		11,755

Master Notes (2.1%)
Banks (2.1%)
Bank of America Corp., 5.435% (b) (g)	1,650	1,650

Total Master Notes (Cost $1,650)		1,650

U.S. Government Agencies (4.8%)
Fannie Mae (0.6%)
5.200%, 11/20/09, Callable 05/20/08 @ 100	450	449

Federal Home Loan Bank (1.5%)
5.300%, 01/22/10, Callable 01/22/08 @ 100	450	449
4.875%, 03/12/10	535	531
5.000%, 03/12/10	190	189

		1,169

Freddie Mac (2.7%)
5.400%, 04/17/09, Callable 10/17/07 @ 100	1,175	1,173
5.125%, 11/24/10, Callable 11/24/08 @ 100	425	422

	Shares
	or
	Principal
	Amount	Value
5.250%, 02/24/11, Callable 02/24/09 @ 100	225	224
5.400%, 02/02/12, Callable 02/02/09 @ 100	450	448

		2,267

Total U.S. Government Agencies (Cost $3,896)		3,885

U.S. Government Agency Mortgages (45.4%)
Fannie Mae (28.8%)
6.826%, 11/01/07	394	393
6.595%, 07/01/09	1,357	1,369
7.630%, 02/01/10	600	623
4.500%, 01/25/25	676	666
6.250%, 08/25/30	409	409
6.752%, 05/01/32 (b)	206	209
4.756%, 01/01/33 (b)	1,690	1,693
3.639%, 08/01/33 (b)	566	560
7.162%, 09/01/33 (b)	460	465
7.158%, 10/01/33 (b)	648	657
5.312%, 01/01/34 (b)	456	458
5.618%, 01/01/34 (b)	2,707	2,755
4.335%, 03/01/34 (b)	699	700
6.168%, 04/01/34 (b)	2,344	2,398
5.466%, 07/01/34 (b)	964	971
3.866%, 10/01/34 (b)	1,206	1,206
4.095%, 10/01/34 (b)	1,799	1,817
4.252%, 12/01/34 (b)	817	817
4.056%, 02/01/35 (b)	1,287	1,287
4.670%, 05/01/35 (b)	948	936
4.277%, 06/01/35 (b)	563	559
4.822%, 06/01/35 (b)	422	417
4.615%, 07/01/35 (b)	982	984
5.357%, 06/01/36 (b)	865	858

		23,207

Freddie Mac (14.8%)
4.000%, 11/15/11	401	397
3.750%, 12/15/11	515	501
5.000%, 02/15/14	236	235
4.375%, 04/15/15	450	437
4.000%, 05/15/15	1,275	1,240
5.000%, 09/15/15	439	436
5.500%, 12/15/15	5	5
5.000%, 12/15/17	109	109
3.500%, 05/15/19	119	119
5.000%, 12/15/20	329	327
3.667%, 08/01/33 (b)	572	567
4.944%, 10/01/33 (b)	2,834	2,878
4.284%, 03/01/34 (b)	867	855
4.942%, 04/01/34 (b)	184	186
5.568%, 05/01/34 (b)	2,548	2,574
6.292%, 09/01/36 (b)	431	436
5.155%, 04/01/37 (b)	622	615

		11,917

Government National Mortgage Association (1.8%)
6.001%, 02/16/24 (b)	275	278
3.772%, 05/16/25	1,178	1,137

		1,415

Total U.S. Government Agency Mortgages (Cost $36,355)		36,539

	Shares
	or
	Principal
	Amount	Value
U.S. Treasury Obligation (0.6%)
U.S. Treasury Notes (0.6%)
4.500%, 02/15/09	500	497

Total U.S. Treasury Obligation (Cost $496)		497

Short-Term Investment (0.4%)
Credit Suisse Enhanced Liquidity Fund (e)	293,620	294

Total Short-Term Investment (Cost $294)		294

Money Market Fund (2.1%)
STI Classic Institutional Cash
Management Money Market Fund (h)	1,677,144	1,677

Total Money Market Fund (Cost $1,677)		1,677

Total Investments (Cost $80,067)(a) - 99.7%		80,210
Other assets in excess of liabilities - 0.3%		226

Net Assets - 100.0%		$80,436

(a)	Cost for federal income tax purposes is $80,022 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$398
Unrealized Depreciation	(210)

Unrealized Appreciation (Depreciation)	$188

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.0% of net assets as of June 30, 2007.

(d)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $278.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Rate represents the effective yield at purchase.

(g)	Perpetual maturity.

(h)	Affiliate investment.
Cl — Class
LLC — Limited Liability Corporation
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Ser — Series
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
U.S. Government Securities Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Asset-Backed Securities (0.8%)
Home Equity ABS (0.8%)
Lehman XS Trust, Ser 2007-6, Cl 3A5,
5.720%, 06/25/37 (b)	$4,730	$4,617

Total Asset-Backed Securities (Cost $4,730)		4,617

Collateralized Mortgage Obligations (10.1%)
Countrywide Alternative Loan Trust,
Ser 2007-HY3, Cl 3A1, 5.620%, 03/25/47 (b)	11,136	11,140
Countrywide Home Loans, Ser 2007-8,
Cl 1A22, 6.000%, 01/25/38	19,950	19,762
GSR Mortgage Loan Trust,
Ser 2005-5F, Cl 2A2, 5.500%, 06/25/35	6,601	6,334
PHH Alternative Mortgage Trust, Ser
2007-1, Cl 22A1, 6.000%, 02/25/37 (b)	13,048	13,068
Washington Mutual Mortgage
Pass-Through Certificates, Ser 2006-AR6, Cl 2A3, 5.973%, 08/25/36 (b)	7,841	7,792

Total Collateralized Mortgage Obligations (Cost $58,388)		58,096

U.S. Government Agency (2.8%)
Freddie Mac (2.8%)
6.750%, 03/15/31 (c)	14,000	16,022

Total U.S. Government Agency (Cost $16,733)		16,022

U.S. Government Agency Mortgages (55.8%)
Fannie Mae (31.9%)
5.000%, 10/01/14	14,362	14,136
6.000%, 07/01/16	1,207	1,214
6.000%, 07/01/16	627	631
5.500%, 01/01/18	5,911	5,845
6.290%, 08/01/18	1,092	1,112
4.500%, 09/01/20	6,319	5,999
7.000%, 06/01/32	481	499
6.000%, 03/01/33	1,243	1,237
6.000%, 10/01/33	2,168	2,155
6.000%, 04/01/34	5,566	5,525
5.000%, 05/01/34	5,976	5,623
5.500%, 09/01/34	5,315	5,145
5.500%, 02/01/35	9,651	9,332
6.000%, 03/01/35	2,006	1,988
5.220%, 07/01/35 (b)	14,240	13,905
5.000%, 08/01/35	8,783	8,252
5.153%, 01/01/36 (b)	9,501	9,426

	Shares
	or
	Principal
	Amount	Value
6.000%, 01/01/36	13,159	13,026
5.092%, 02/01/36 (b)	8,663	8,666
5.213%, 02/01/36 (b)	4,258	4,225
6.000%, 02/01/36	5,559	5,503
5.500%, 04/01/36	12,581	12,165
6.015%, 05/01/36 (b)	20,383	20,576
6.500%, 05/01/36	11,359	11,469
7.000%, 07/01/37 (f)	15,000	15,384

		183,038

Freddie Mac (23.9%)
4.875%, 11/15/13	20,000	19,482
5.500%, 04/01/17	1,827	1,806
5.000%, 04/01/19	14,267	13,840
5.000%, 05/01/34	3,838	3,613
5.000%, 07/01/35 (f)	12,000	11,246
6.000%, 08/01/35 (f)	15,493	15,333
5.000%, 09/01/35	14,219	13,398
6.500%, 06/01/36	15,048	15,209
5.500%, 07/01/36	22,850	22,050
6.500%, 09/01/36	10,631	10,745
5.500%, 04/01/37	10,914	10,526

		137,248

Total U.S. Government Agency Mortgages (Cost $323,249)		320,286

U.S. Treasury Obligations (27.9%)
U.S. Treasury Bond (1.4%)
4.500%, 02/15/36 (c)	8,900	8,059

U.S. Treasury Notes (26.5%)
5.000%, 02/15/11 (c)	33,000	33,150
4.875%, 04/30/11 (c)	48,000	47,928
4.625%, 02/29/12 (c)	20,000	19,744
4.375%, 08/15/12 (c)	22,000	21,503
4.250%, 08/15/13 (c)	14,450	13,952
4.625%, 11/15/16 (c)	16,200	15,700

		151,977

Total U.S. Treasury Obligations (Cost $161,271)		160,036

Short-Term Investment (30.8%)
Credit Suisse Enhanced Liquidity Fund (d)	176,440,120	176,440

Total Short-Term Investment (Cost $176,440)		176,440

Money Market Fund (6.8%)
STI Classic Institutional U.S.

Government Securities Money Market Fund (e)	38,776,217	38,776

Total Money Market Fund (Cost $38,776)		38,776

Total Investments (Cost $779,587) (a) - 135.0%		774,273
Liabilities in excess of other assets - (35.0)%		(200,814)

Net Assets - 100.0%		$573,459

(a)	Cost for federal income tax purposes is $779,641 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$752
Unrealized Depreciation	(6,120)

Unrealized Appreciation (Depreciation)	$(5,368)

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30 2007 in thousands was $ 171,349.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	This security was purchased on a when-issued basis.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
U.S. Government Securities Ultra-Short Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
U.S. Government Agencies (12.1%)
Fannie Mae (0.8%)
5.200%, 11/20/09, Callable 05/20/08 @ 100	$275	$274

Federal Home Loan Bank (5.5%)
5.167%, 07/18/07 (c)	750	748
5.000%, 10/16/09, Callable 10/16/08 @ 100	300	298
4.875%, 03/12/10	425	422
5.125%, 09/29/10	335	334

		1,802

Freddie Mac (5.8%)
5.368%, 07/09/07 (c)	1,000	999
5.183%, 08/06/07 (c)	500	498
5.125%, 11/24/10, Callable 11/24/08 @ 100	250	248
5.250%, 02/24/11, Callable 02/24/09 @ 100	150	149

		1,894

Total U.S. Government Agencies (Cost $3,981)		3,970

U.S. Government Agency Mortgages (83.9%)
Fannie Mae (61.1%)
7.030%, 08/01/07	63	63
4.500%, 12/25/12	108	107
4.500%, 01/25/25	338	333
6.752%, 05/01/32 (b)	234	237
3.250%, 11/25/32	31	31
4.756%, 01/01/33 (b)	1,254	1,256
4.283%, 03/01/33 (b)	899	906
4.206%, 05/01/33 (b)	481	481
3.600%, 07/01/33 (b)	628	631
3.639%, 08/01/33 (b)	611	605
7.162%, 09/01/33 (b)	200	202
7.158%, 10/01/33 (b)	278	281
5.312%, 01/01/34 (b)	205	206
5.618%, 01/01/34 (b)	679	691
4.335%, 03/01/34 (b)	620	620
6.168%, 04/01/34 (b)	959	981
5.466%, 07/01/34 (b)	956	963
5.591%, 07/01/34 (b)	1,586	1,590
3.866%, 10/01/34 (b)	754	754
4.095%, 10/01/34 (b)	1,349	1,363
4.011%, 12/01/34 (b)	1,077	1,078
4.252%, 12/01/34 (b)	1,867	1,868
4.651%, 12/01/34 (b)	446	442
4.056%, 02/01/35 (b)	901	901

	Shares
	or
	Principal
	Amount	Value

4.192%, 04/01/35 (b)	828	836
4.670%, 05/01/35 (b)	1,138	1,123
4.277%, 06/01/35 (b)	128	127
4.822%, 06/01/35 (b)	768	759
4.615%, 07/01/35 (b)	581	582

		20,017

Freddie Mac (20.8%)
4.000%, 11/15/11	206	204
3.750%, 12/15/11	219	213
5.000%, 02/15/14	104	104
4.375%, 04/15/15	171	166
4.000%, 05/15/15	725	705
5.000%, 09/15/15	146	145
5.500%, 12/15/15	10	10
3.500%, 05/15/19	100	100
3.500%, 01/15/23	101	100
3.667%, 08/01/33 (b)	572	567
4.944%, 10/01/33 (b)	689	700
4.284%, 03/01/34 (b)	479	473
4.942%, 04/01/34 (b)	90	91
5.568%, 05/01/34 (b)	849	858
3.723%, 07/01/34 (b)	1,027	1,033
6.292%, 09/01/36 (b)	732	741
5.155%, 04/01/37 (b)	597	590

		6,800

Government National Mortgage Association (2.0%)
6.001%, 02/16/24 (b)	69	69
3.772%, 05/16/25	612	591

		660

Total U.S. Government Agency Mortgages (Cost $27,374)		27,477

U.S. Treasury Obligation (0.4%)
U.S. Treasury Notes (0.4%)
3.500%, 02/15/10	125	121

Total U.S. Treasury Obligation (Cost $120)		121

Money Market Fund (2.6%)
Federated Government Obligations

Money Market Fund	851	851

Total Money Market Fund (Cost $851)		851

Total Investments (Cost $32,326) (a) - 99.0%		32,419
Other assets in excess of liabilities - 1.0%		328

Net Assets - 100.0%		$32,747

(a)	Cost for federal income tax purposes is $32,282 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$206
Unrealized Depreciation	(69)

Unrealized Appreciation (Depreciation)	$137

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rate represents the effective yield at purchase.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FIXED INCOME FUNDS
Virginia Intermediate Municipal Bond Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (97.3%)
Virginia (97.3%)
Amherst County Service Authority, RB, 6.000%, 12/15/20, Callable 12/15/10 @ 102	$500	$534
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,750	1,863
Arlington County Industrial Development Authority, Hospital Facilities, RB, 5.500%, 07/01/11	2,000	2,088
Arlington County Industrial
Development Authority, Hospital Facilities, RB, 5.500%, 07/01/17, Prerefunded 07/01/11 @ 101	2,225	2,366
Arlington County Industrial
Development Authority, Resource Recovery, Alexandria/Arlington Waste, Ser B, RB, AMT, 5.375%, 01/01/12, Callable 07/01/08 @ 101, FSA	2,530	2,586
Arlington County Industrial
Development Authority, Resource Recovery, Ser B, RB, AMT, 5.375%, 01/01/11, Callable 07/01/08 @ 101	2,785	2,847
Arlington County, Public Improvement,
GO, 5.000%, 03/15/15, State Aid Withholding	4,950	5,274
Bedford County Economic Development
Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 01/01/16 @ 100, MBIA	2,890	3,079
Bristol Utility System, RB, 5.250%,
07/15/23, Callable 07/15/13 @ 100, MBIA	1,000	1,052
Charlottesville Industrial Development
Authority, Educational Facilities, University of Virginia Foundation Projects, Ser A, RB, 3.720%, 12/01/37, LOC: Wachovia Bank N.A. (b)	1,700	1,700
Chesapeake Water & Sewer Project, GO,
5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,591
Chesapeake, GO, 5.400%, 12/01/08	2,500	2,557
Fairfax County Economic Development
Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.350%, 10/01/17	1,295	1,253
Fairfax County Economic Development
Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.450%, 10/01/19, Callable 10/01/17 @ 100	1,000	962

	Shares
	or
	Principal
	Amount	Value
Fairfax County Economic Development
Authority, Residential Care Facilities, Goodwin House, Inc., RB, 5.000%, 10/01/22, Callable 10/01/17 @ 100	850	857
Fairfax County Economic Development
Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.700%, 10/01/24, Callable 10/01/17 @ 100	750	718
Fairfax County, GO, 5.000%, 01/15/26,
Callable 01/15/15 @ 100	1,000	1,040
Fairfax County, Public Improvement,
Ser B, GO, 5.000%, 10/01/12, State Aid Withholding	3,250	3,418
Fauquier County, School Bonds, GO,
5.000%, 07/01/19, Callable 07/01/16 @100, MBIA	2,100	2,226
Front Royal & Warren County
Development Authority, Ser B, RB, 5.000%, 04/01/23, Callable 04/01/14 @ 100	2,485	2,568
Greater Richmond Convention Center
Authority, Hotel Tax, Center Expansion Project, RB, 6.125%, 06/15/25, Prerefunded 06/15/10 @ 101	1,240	1,326
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, MBIA	2,855	3,023
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.000%, 06/15/25, Callable 06/15/15 @ 100, MBIA	1,000	1,039
Hampton Golf Course, RB, 6.000%,
12/01/12	745	757
Hampton, Ser A, GO, 5.500%,
07/15/18, Callable 07/15/12 @ 101	1,275	1,367
Hanover County Industrial Development
Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, MBIA	6,100	6,936
Harrisonburg Industrial Development
Authority, Hospital Facilities, Rockingham Memorial Hospital, RB, 5.000%, 08/15/25, Callable 08/15/16 @ 100	1,000	1,036
Henrico County Economic Development
Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/09 @ 102, GNMA	400	419
Henrico County Economic Development
Authority, Residential Care Facilities, Ser A, RB, 5.000%, 06/01/10	1,015	1,035
Henrico County Economic Development
Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,103
Henrico County Economic Development
Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,383

	Shares
	or
	Principal
	Amount	Value
Henrico County Economic Development
Authority, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/09 @ 102, GNMA	500	525
Henrico County Industrial Development
Authority, Regency 64, RB, AMT, 3.350%, 03/01/16, Callable 08/24/07 @ 100, LOC: First Union National Bank	935	927
Henry County Public Service Authority,
Water & Sewer, RB, 5.250%, 11/15/13, FSA	1,500	1,601
James City County Economic
Development Authority, Public Facility Project, 5.000%, 06/15/21, Callable 06/15/17 @ 100, FSA	2,215	2,327
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institution, Ser C, RB, 3.880%, 02/15/38 (b)	1,000	1,000
Loudoun County Industrial Development
Authority, Loudoun Hospital Center, RB, 6.000%, 06/01/22, Prerefunded 06/01/12 @ 101	1,000	1,094
Loudoun County Industrial Development
Authority, Northern Virginia Criminal Justice, RB, 5.000%, 06/01/26, Callable 06/01/16 @ 100	2,505	2,598
Loudoun County Industrial Development
Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, FSA	1,110	1,185
Loudoun County Industrial Development
Authority, Residential Care Facilities, Ser A, RB, 6.000%, 08/01/24, Callable 08/01/14 @ 100	1,750	1,852
Loudoun County Industrial Development
Authority, Residential Care Facilities, Ser B, RB, 5.000%, 08/01/28, Callable 08/01/07 @ 101	1,100	1,108
Loudoun County Sanitation Authority,
Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,283
Loudoun County, Public Improvement,
Ser B, GO, 5.000%, 06/01/14	3,500	3,718
Louisa Industrial Development
Authority, Pollution Control, Virginia Electric & Power Co., RB, 5.250%, 12/01/08, Callable 11/08/07 @ 100.5	910	920
Lynchburg Industrial Development
Authority, Residential Care Facility, Westminster-Canterbury, RB, 4.875%, 07/01/21, Callable 07/01/17 @ 100	1,000	979
Lynchburg, GO, 3.875%, 07/15/08,
Callable 07/15/07 @ 100	2,985	2,985
Metropolitan Washington DC Airports
Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/27, Callable 10/01/11 @ 101, MBIA	1,000	1,045
Metropolitan Washington DC Airports
Authority, Airport System, Ser C, RB, 5.000%, 10/01/23, Callable 10/01/16 @ 100	1,965	2,046

	Shares
	or
	Principal
	Amount	Value
Montgomery County Industrial	1,865	1,986
Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC
New Kent County Economic	2,225	2,353
Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, FSA
Newport News Redevelopment &	500	510
Housing Authority, RB, 5.850%, 12/20/30, Callable 08/20/07 @ 102, GNMA
Newport News, GO, 5.250%, 07/01/15	3,000	3,242
Peninsula Ports Authority, Residential	4,520	5,354
Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100
Pittsylvania County, Ser B, GO,	1,000	1,073
5.625%, 03/01/15, Callable 03/01/11 @ 102, MBIA
Portsmouth, Ser A, GO, 5.000%,	2,005	2,121
04/01/14, MBIA
Portsmouth, Ser A, GO, 5.000%,	2,285	2,431
07/01/15, MBIA
Prince William County Industrial	1,055	1,135
Development Authority, ATCC Lease Project, RB, 5.250%, 02/01/16
Richmond Industrial Development	1,795	1,911
Authority, Government Facilites, RB, 5.000%, 07/15/18, AMBAC
Richmond Industrial Development	1,000	1,047
Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102
Richmond Public Utility, RB, 5.000%,	1,000	1,041
01/15/23, Callable 01/15/15 @ 100, FSA
Richmond, GO, 5.500%, 01/15/12,	2,500	2,650
Callable 01/15/11 @ 101, FSA
Richmond, GO, 5.500%, 01/15/15,	1,290	1,365
Callable 01/15/11 @ 101, FSA
Richmond, GO, 5.500%, 01/15/18,	3,755	3,962
Callable 01/15/11 @ 101, FSA
Roanoke Industrial Development	2,000	2,143
Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/13, Callable 07/01/12 @ 100
Roanoke Industrial Development	2,000	2,140
Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100
Roanoke Industrial Development	1,000	1,055
Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/16, Callable 07/01/12 @ 100, MBIA
Roanoke Industrial Development	2,000	2,105
Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, MBIA

	Shares
	or
	Principal
	Amount	Value
Roanoke Industrial Development	1,000	1,052
Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, MBIA
Roanoke Public Improvement, Ser B,	2,500	2,617
GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101
Southhampton County Industrial	1,000	999
Development Authority, School Project, Ser B, RB, 4.000%, 04/01/10, Callable 04/01/09 @ 100
Spotsylvania County Water & Sewer,	3,635	3,758
RB, 5.000%, 06/01/26, FSA
Stafford County & Staunton Industrial	2,165	2,325
Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA
Suffolk Industrial Development	725	732
Authority, Retirement Facilities, First Mortgage — Lake Prince Center, RB, 5.150%, 09/01/24, Callable 09/01/16 @ 100
Suffolk Redevelopment & Housing	800	800
Authority, Multifamily Housing, Summer Station Apartments LLC, RB, 3.840%, 09/01/19, LOC: SunTrust Bank (b)
Tobacco Settlement Financing Corp.,	1,095	1,093
RB, 4.000%, 06/01/13
Tobacco Settlement Financing Corp.,	2,070	2,145
RB, 5.250%, 06/01/19, Callable 06/01/15 @ 100
Tobacco Settlement Financing Corp.,	3,500	3,767
RB, 5.500%, 06/01/26, Callable 06/01/15 @ 100
Virginia Beach Development Authority,	1,650	1,746
Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100
Virginia Beach, Public Improvement,	2,500	2,629
Ser B, GO, 5.000%, 05/01/13
Virginia Beach, Ser C, GO, 5.000%,	2,825	3,015
09/15/16
Virginia College Building Authority	500	479
Educational Facilities, Roanoke College, RB, 4.125%, 04/01/19, Callable 04/01/17 @ 100
Virginia College Building Authority	500	482
Educational Facilities, Roanoke College, RB, 4.250%, 04/01/20, Callable 04/01/07 @ 100
Virginia College Building Authority,	4,510	4,749
Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100
Virginia College Building Authority,	3,090	3,408
Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100

	Shares
	or
	Principal
	Amount	Value
Virginia College Building Authority,	3,000	3,190
Educational Facilities, Public Higher Education Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100, State Aid Withholding
Virginia Commonwealth Transportation	3,000	3,170
Board, North Virginia Transportation District, Ser A, RB, 5.000%, 05/15/14
Virginia Commonwealth Transportation	1,000	1,051
Board, Ser A, RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100
Virginia Commonwealth Transportation	1,000	1,063
Board, Ser A, RB, 5.000%, 09/28/15
Virginia Housing Development	2,000	2,002
Authority, Commonwealth Mortgage, Subser D1, RB, AMT, 4.000%, 01/01/09
Virginia Housing Development	1,250	1,282
Authority, Multifamily, Ser E, RB, AMT, 5.350%, 11/01/11, Callable 01/01/08 @ 102
Virginia Housing Development	3,500	3,564
Authority, Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18, Callable 11/01/09 @ 100
Virginia Housing Development	1,950	1,981
Authority, Multifamily, Ser I, RB, AMT, 4.875%, 11/01/12, Callable 01/01/09 @ 101
Virginia Polytechnic Institute & State	2,095	2,226
University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC
Virginia Public Building Authority,	2,000	2,113
Public Facilities, Ser C, RB, 5.000%, 08/01/14
Virginia Public School Authority,	3,000	3,120
School Financing 1997 Resolution, Ser A, RB, 5.000%, 08/01/11
Virginia Public School Authority,	1,365	1,415
School Financing 1997, Ser A, RB, 5.000%, 08/01/24, Callable 08/01/14 @ 100
Virginia Public School Authority, Ser	2,910	3,025
B, RB, 5.000%, 08/01/13, Callable 08/01/10 @ 101
Virginia Resource Authority, Senior	2,185	2,262
Infrastructure, Ser B, RB, 5.000%, 11/01/26, Callable 11/01/14 @ 100
Virginia Resources Authority, Clean	2,030	2,167
Water State Revolving Fund, RB, 5.000%, 10/01/16
Virginia Resources Authority,	1,500	1,612
Infrastructure, Ser A, RB, 5.800%, 05/01/30, Prerefunded 05/01/11 @ 101, MBIA
Virginia Small Business Financing	2,000	2,000
Authority, Childrens Hospital of Kings, RB, 3.720%, 01/01/36, LOC: Wachovia Bank N.A. (b)

	Shares
	or
	Principal
	Amount	Value
Western Regional Jail Authority, Jail
Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, MBIA	2,255	2,303
Winchester, Public Improvement, GO,
5.000%, 11/01/18, Callable 11/01/15 @ 100, FGIC	2,580	2,731
York County Industrial Development
Authority, Pollution Control Project, RB, 5.500%, 07/01/09, Callable 11/08/07 @ 100.5	740	748

		208,641

Total Municipal Bonds (Cost $206,843)		208,641

Money Market Fund (1.7%)
Federated Virginia Municipal Cash
Trust, Institutional Class	3,664,097	3,664

Total Money Market Fund (Cost $3,664)		3,664

Total Investments (Cost $210,507) (a) - 99.0%		212,305
Other assets in excess of liabilities - 1.0%		2,166

Net Assets - 100.0%		$214,471

(a)	Cost for federal income tax purposes is $210,492 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$3,043
Unrealized Depreciation	(1,230)

Unrealized Appreciation (Depreciation)	$1,813

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.
AMBAC – Security insured by American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax Paper
FGIC – Security insured by Financial Guaranty Insurance Company
FSA – Security insured by Financial Security Assurance
GNMA – Security insured by Government National Mortgage Association
GO – General Obligation
LLC – Limited Liability Corporation
LOC – Letter of Credit
MBIA – Security insured by Municipal Bond Insurance Association
RB – Revenue Bond
Ser – Series
XLCA – Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Prime Quality Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Certificates of Deposit (7.3%)
Banks (7.3%)
ABN AMRO Bank N.V., 5.350%, 01/16/08, Callable 10/16/07 @ 100	$100,000	$100,000
Depfa Bank PLC NY, 5.525%, 08/08/07	75,000	75,000
Deutsche Bank AG, 5.410%, 02/28/08 (b)	75,000	75,000
Deutsche Bank AG, 5.410%, 04/10/08 (b)	75,000	75,000
Deutsche Bank NY, 5.335%, 04/14/08, Callable 10/15/07 @ 100	50,000	50,000
Natixis, 5.400%, 03/27/08 (b)	75,000	75,000
Natixis, 5.410%, 04/21/08 (b)	75,000	75,000
Natixis NY, 5.360%, 06/17/08, Callable 08/21/07 @ 100	50,000	50,000
Royal Bank of Canada NY, 5.330%, 03/20/08 (b)	25,000	25,001
Societe Generale NY, 5.230%, 09/27/07	50,000	50,001
Societe Generale NY, 5.390%, 02/15/08 (b)	75,000	75,000

Total Certificates of Deposit (Cost $725,002)		725,002

Commercial Paper (35.4%)
Banks (2.9%)
Bank of Ireland, 5.541%, 08/15/07 (c) (d)	50,000	49,676
Depfa Bank PLC NY, 5.375%, 07/26/07 (c) (d)	50,000	49,819
Depfa Bank PLC NY, 5.419%, 08/02/07 (c) (d)	50,000	49,768
Northern Rock PLC, 5.342%, 10/09/07 (c) (d)	40,293	39,704
Northern Rock PLC, 5.364%, 11/28/07 (c) (d)	98,500	96,348

		285,315

Diversified Financial Services (32.1%)
Anglesea Funding LLC, 5.348%, 07/02/07 (c) (d)	50,000	49,993
Anglesea Funding LLC, 5.384%, 07/05/07 (c) (d)	11,850	11,843
Anglesea Funding LLC, 5.404%, 07/10/07 (c) (d)	75,000	74,903
Anglesea Funding LLC, 5.357%, 07/13/07 (c) (d)	15,000	14,973

	Shares
	or
	Principal
	Amount	Value
Anglesea Funding LLC, 5.430%, 07/16/07 (c) (d)	55,000	54,880
Anglesea Funding LLC, 5.420%, 07/20/07 (c) (d)	35,000	34,903
Anglesea Funding LLC, 5.346%, 08/15/07 (c) (d)	48,250	47,936
Axon Financial Funding LLC, 5.407%, 07/06/07 (c) (d)	28,400	28,379
Axon Financial Funding LLC, 5.397%, 07/10/07 (c) (d)	22,750	22,720
Axon Financial Funding LLC, 5.410%, 07/19/07 (c) (d)	100,000	99,737
Axon Financial Funding LLC, 5.415%, 08/17/07 (c) (d)	33,000	32,774
Axon Financial Funding LLC, 5.332%, 08/23/07 (c) (d)	35,000	34,729
Beethoven Funding Corp., 5.400%, 07/11/07 (c) (d)	50,000	49,927
Beethoven Funding Corp., 5.310%, 07/13/07 (c) (d)	48,920	48,834
Beethoven Funding Corp., 5.336%, 07/25/07 (c) (d)	25,062	24,973
Beethoven Funding Corp., 5.350%, 08/22/07 (c) (d)	100,000	99,234
Berkeley Square Finance LLC, 5.396%, 07/05/07 (c) (d)	84,995	84,945
Catapult-PmX Funding LLC, 5.322%, 07/05/07 (c) (d)	95,812	95,755
Catapult-PmX Funding LLC, 5.351%, 07/12/07 (c) (d)	50,000	49,919
Catapult-PmX Funding LLC, 5.332%, 07/19/07 (c) (d)	75,000	74,801
Catapult-PmX Funding LLC, 5.320%, 11/30/07 (b) (d)	100,000	99,994
Chesham Finance LLC, 5.420%, 07/09/07 (c) (d)	25,000	24,971
Chesham Finance LLC, 5.270%, 07/25/07 (b) (d)	50,000	49,999
Chesham Finance LLC, 5.399%, 07/26/07 (c) (d)	9,645	9,610
Chesham Finance LLC, 5.395%, 08/06/07 (c) (d)	25,000	24,869
Chesham Finance LLC, 5.310%, 08/07/07 (b) (d)	75,000	74,998
Chesham Finance LLC, 5.375%, 12/07/07 (c) (d)	30,000	29,306
Chesham Finance LLC, 5.392%, 02/04/08 (c) (d)	50,000	48,453
Chesham Finance LLC, 5.400%, 05/30/08 (c) (d)	26,000	24,765
East-Fleet Finance LLC, 5.327%, 07/02/07 (c) (d)	45,000	44,993
East-Fleet Finance LLC, 5.327%, 07/09/07 (c) (d)	16,885	16,865
East-Fleet Finance LLC, 5.396%, 07/11/07 (c) (d)	100,561	100,413
East-Fleet Finance LLC, 5.332%, 07/18/07 (c) (d)	57,938	57,793
Ebury Finance LLC, 5.405%, 07/09/07 (c) (d)	75,000	74,912

	Shares
	or
	Principal
	Amount	Value
Ebury Finance LLC, 5.337%, 07/24/07 (c) (d)	19,500	19,434
Ebury Finance LLC, 5.400%, 07/30/07 (c) (d)	40,000	39,835
Ebury Finance LLC, 5.300%, 10/12/07 (b)(d)	50,000	49,996
Ebury Finance LLC, 5.415%, 11/02/07 (c) (d)	45,000	44,194
Ebury Finance LLC, 5.464%, 01/30/08 (c) (d)	60,000	58,186
Fairway Finance Corp., 5.314%, 07/12/07 (c) (d)	63,011	62,909
Falcon Asset Securitization Corp. LLC, 5.336%, 07/18/07 (c) (d)	10,496	10,470
Five Finance, Inc., 5.386%, 07/06/07 (c) (d)	24,000	23,983
Five Finance, Inc., 5.336%, 09/07/07 (c) (d)	65,000	64,353
Fountain Square Commercial Funding Corp., 5.385%, 07/31/07 (c) (d)	18,850	18,768
Hudson-Thames LLC, 5.404%, 07/16/07 (c) (d)	22,923	22,873
Hudson-Thames LLC, 5.353%, 09/20/07 (c) (d)	10,141	10,021
Hudson-Thames LLC, 5.377%, 09/26/07 (c) (d)	51,350	50,709
John Deere Capital Corp., 5.339%, 08/10/07 (c) (d)	28,350	28,183
Mane Funding Corp., 5.340%, 09/27/07 (c) (d)	27,370	27,017
Mica Funding LLC, 5.312%, 07/02/07 (c) (d)	159,320	159,296
Mica Funding LLC, 5.401%, 07/12/07 (c) (d)	50,000	49,920
Mica Funding LLC, 5.433%, 08/09/07 (c) (d)	27,300	27,146
Mica Funding LLC, 5.330%, 03/17/08 (b) (d)	50,000	49,993
Morgan Stanley, 5.391%, 07/16/07 (c)	50,000	49,892
Morgan Stanley, 5.445%, 09/14/07 (b)	50,000	50,000
Nelnet Student Loan Trust, 5.360%, 08/27/07 (c) (d)	75,900	75,262
New Center Asset Trust, 5.375%, 07/19/07 (c)	50,000	49,870
New Center Asset Trust, 5.399%, 07/26/07 (c)	50,000	49,819
New Center Asset Trust, 5.420%, 08/02/07 (c)	45,885	45,672
New Center Asset Trust, 5.294%, 08/23/07 (c)	98,000	97,253
Park Avenue Receivables Corp., 5.324%, 07/23/07 (c) (d)	50,000	49,838
Sedna Finance, Inc., 5.407%, 08/06/07 (c) (d)	50,000	49,737
Sedna Finance, Inc., 5.405%, 09/24/07 (c) (d)	42,250	41,734
Stanfield Victoria Funding LLC, 5.390%, 07/25/07 (c) (d)	15,200	15,147

	Shares
	or
	Principal
	Amount	Value
Westpac Securities Ltd., 5.329%, 07/27/07 (c) (d)	27,585	27,479
Westpac Securities Ltd., 5.348%, 10/30/07 (c) (d)	10,225	10,045
Zela Finance, Inc., 5.386%, 08/03/07 (c) (d)	20,000	19,904
Zela Finance, Inc., 5.358%, 09/26/07 (c) (d)	20,000	19,745

		3,186,782

Transportation (0.4%)
United Parcel Service, Inc., 5.323%, 07/31/07 (c) (d)	15,500	15,435
United Parcel Service, Inc., 5.421%, 08/31/07 (c) (d)	25,000	24,785

		40,220

Total Commercial Paper (Cost $3,512,317)		3,512,317

Corporate Bonds (49.6%)
Automobile ABS (0.3%)
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A1, 5.357%, 12/15/07 (d)	4,293	4,293
Nissan Auto Lease Trust, Ser 2006-A, Cl A1, 5.347%, 12/14/07	602	602
USAA Auto Owner Trust, Ser 2007-1, Cl A1, 5.337%, 07/11/08	28,500	28,500

		33,395

Banks (11.0%)
Allied Irish Banks PLC, 5.300%, 07/18/08 (b) (d)	75,000	75,000
Bank of New York Co., Inc., 5.380%, 05/27/08 (b) (d)	25,000	25,000
Bank of New York Co., Inc., 5.290%, 07/11/08 (b) (d)	50,000	50,000
Credit Agricole SA, 5.330%, 04/15/08 (b) (d)	50,000	50,000
Credit Suisse FB USA, Inc., 5.470%, 06/02/08 (b)	58,000	58,071
Danske Bank AS, 5.290%, 07/18/08 (b) (d)	50,000	50,000
Fortis Bank NY, 5.341%, 07/18/08 (b) (d)	50,000	50,000
Lloyds TSB Group PLC, 5.320%, 06/06/08 (b) (d)	75,000	75,000
National Australia Bank Ltd., 5.310%, 07/07/08 (b) (d)	75,000	75,000
National City Bank Cleveland, 5.315%, 09/18/07 (b)	100,000	99,997
Northern Rock PLC, 5.340%, 07/03/08 (b) (d)	50,000	50,000
Royal Bank of Canada, 5.310%, 06/30/08 (b) (d)	75,000	75,000
Skandinaviska Enskilda Banken AB, 5.320%, 07/08/08 (b) (d)	50,000	50,000
Skandinaviska Enskilda Banken AB, 5.330%, 07/22/08 (b) (d)	50,000	50,000
Svenska Handelsbanken AB, 5.290%, 04/04/08 (b) (d)	70,000	70,000
UBS AG, 5.290%, 06/16/08 (b)	75,000	75,000

	Shares
	or
	Principal
	Amount	Value
Wells Fargo & Co., 5.380%, 01/02/08 (b)	10,000	10,000
Wells Fargo & Co., 5.330%, 07/14/08 (b) (d)	50,000	50,000
Westpac Banking Corp., 5.310%, 07/15/08 (b) (d)	60,000	60,000

		1,098,068

Computers (0.3%)
IBM Corp., 5.330%, 07/08/08 (b) (d)	25,000	25,000

Diversified Financial Services (37.6%)
Alliance & Leicester PLC, 5.330%, 07/08/08 (b) (d)	30,000	30,000
American Express Credit Corp., 5.420%, 03/05/08 (b)	90,000	90,000
American Honda Finance Corp., 5.340%, 05/12/08 (b) (d)	50,000	50,003
Atlas Capital Funding Corp., 5.310%, 07/10/07 (b) (d)	50,000	50,000
Atlas Capital Funding Corp., 5.310%, 07/16/07 (b) (d)	75,000	75,000
Atlas Capital Funding Corp., 5.340%, 09/10/07 (b) (d)	50,000	50,000
Atlas Capital Funding Corp., 5.350%, 10/25/07 (b) (d)	30,000	30,000
Axon Financial Funding LLC, 5.325%, 05/20/08 (b) (d)	50,000	50,000
Axon Financial Funding LLC, 5.350%, 05/27/08 (b) (d)	20,000	20,000
Bear Stearns Cos., Inc., 5.380%, 06/27/08 (b)	125,000	124,999
Beta Finance, Inc., 5.180%, 02/06/08 (b) (d)	75,000	74,998
Beta Finance, Inc., 5.170%, 04/03/08 (b) (d)	50,000	49,996
BNP Paribas, 5.326%, 05/07/08 (b)	50,000	50,000
CC USA, Inc., 5.420%, 09/24/07 (d)	50,000	50,000
CC USA, Inc., 5.180%, 01/31/08 (b) (d)	75,000	75,000
Cheyne Finance LLC, 5.317%, 08/15/07 (b) (d)	30,000	29,999
Cheyne Finance LLC, 5.325%, 08/20/07 (b) (d)	50,000	49,999
Cheyne Finance LLC, 5.316%, 12/05/07 (b) (d)	50,000	49,997
Cheyne Finance LLC, 5.313%, 01/14/08 (b) (d)	50,000	49,997
Cheyne Finance LLC, 5.190%, 01/25/08 (b) (d)	30,000	29,998
Cheyne Finance LLC, 5.320%, 05/20/08 (b) (d)	50,000	49,993
Cullinan Finance Corp., 5.320%, 10/12/07 (b) (d)	70,000	69,998
Cullinan Finance Corp., 5.315%, 03/12/08 (b) (d)	50,000	49,997
Cullinan Finance Corp., 5.345%, 05/15/08 (d)	43,000	43,000
Dorada Finance, Inc., 5.420%, 02/22/08 (b) (d)	25,000	25,012

	Shares
	or
	Principal
	Amount	Value
Five Finance, Inc., 5.310%, 10/30/07 (b) (d)	50,000	49,997
Five Finance, Inc., 5.370%, 02/15/08 (b) (d)	21,000	21,004
General Electric Capital Corp., 5.445%, 07/09/07 (b)	69,000	69,000
Goldman Sachs Group, Inc., 5.370%, 07/14/08 (b) (d)	100,000	99,999
Hudson-Thames LLC, 5.420%, 06/16/08 (d)	50,000	50,000
K2 (USA) LLC, 5.320%, 12/05/07 (b) (d)	50,000	49,998
K2 (USA) LLC, 5.320%, 12/10/07 (b) (d)	50,000	49,996
K2 (USA) LLC, 5.185%, 01/30/08 (b) (d)	50,000	50,000
K2 (USA) LLC, 5.165%, 03/03/08 (b) (d)	50,000	49,997
K2 (USA) LLC, 5.315%, 03/17/08 (b) (d)	50,000	49,995
Lehman Brothers Holdings, Inc., 5.350%, 06/27/08 (b)	100,000	99,999
Liberty Light US Capital, 5.320%, 09/14/07 (b) (d)	100,000	99,998
Liberty Light US Capital, 5.320%, 11/02/07 (b) (d)	25,000	24,998
Liberty Light US Capital, 5.320%, 02/04/08 (b) (d)	25,000	24,997
Liberty Light US Capital, 5.320%, 05/02/08 (b) (d)	60,000	60,000
Liberty Light US Capital, 5.320%, 05/20/08 (b( (d)	50,000	49,996
Merrill Lynch & Co., Inc., 5.400%, 07/03/08 (b)	30,000	30,000
Merrill Lynch & Co., Inc., 5.300%, 07/17/08 (b)	40,000	40,000
Merrill Lynch & Co., Inc., 5.300%, 07/23/08 (b)	50,000	50,000
Morgan Stanley, 5.380%, 07/15/08 (b)	75,000	75,000
Morgan Stanley, 5.440%, 07/15/08 (b)	48,500	48,500
Orion Finance USA LLC, 5.340%, 06/04/08 (b) (d)	40,000	40,000
Orion Finance USA LLC, 5.350%, 06/06/08 (d)	40,000	40,000
Orion Finance USA LLC, 5.318%, 06/16/08 (b) (d)	75,000	75,000
Sedna Finance, Inc., 5.172%, 03/07/08 (b) (d)	75,000	74,999
Sedna Finance, Inc., 5.180%, 03/31/08 (b) (d)	75,000	75,000
Sigma Finance, Inc., 5.317%, 11/21/07 (b) (d)	50,000	49,998
Sigma Finance, Inc., 5.325%, 12/14/07 (b) (d)	50,000	49,998
Sigma Finance, Inc., 5.345%, 01/25/08 (b) (d)	65,000	65,005
Sigma Finance, Inc., 5.370%, 02/04/08 (b) (d)	50,000	50,011
Sigma Finance, Inc., 5.185%, 04/03/08 (b) (d)	25,000	24,998

	Shares
	or
	Principal
	Amount	Value
Stanfield Victoria LLC, 5.330%, 08/01/07 (b) (d)	100,000	99,998
Stanfield Victoria LLC, 5.185%, 01/25/08 (b) (d)	75,000	74,998
Stanfield Victoria LLC, 5.430%, 06/09/08, Callable 12/10/07 @ 100 (b) (d)	90,000	90,000
Toyota Motor Credit Corp., Ser B, 5.140%, 04/14/08 (b)	50,000	50,000
Unilever Capital Corp., 5.310%, 07/11/08 (b) (d)	50,000	50,000
Whistlejacket Capital Ltd., 5.320%, 11/07/07 (b) (d)	25,000	24,998
Whistlejacket Capital Ltd., 5.320%, 01/14/08 (b) (d)	100,000	99,995
Zela Finance, Inc., 5.325%, 01/25/08 (b) (d)	75,000	74,996
Zela Finance, Inc., 5.180%, 03/12/08 (b) (d)	50,000	50,000
Zela Finance, Inc., 5.340%, 05/29/08 (d)	50,000	50,000
Zela Finance, Inc., 5.420%, 06/13/08 (d)	75,000	75,000

		3,746,454

Insurance (0.4%)
Lincoln National Corp., 5.400%, 05/16/08 (b) (d)	35,000	35,000

Total Corporate Bonds (Cost $4,937,917)		4,937,917

Master Notes (2.9%)
Banks (2.9%)
Bank of America Corp., 5.435% (b) (e)	284,435	284,435

Total Master Notes (Cost $284,435)		284,435

U.S. Government Agency (1.0%)
Federal Home Loan Bank (1.0%)
5.375%, 04/18/08, Callable 10/18/07 @ 100	100,000	100,000

Total U.S. Government Agency (Cost $100,000)		100,000

Repurchase Agreements (0.8%)
Bear Stearns Cos., Inc., 5.335%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $5,265 (collateralized by U.S. Government Agencies; 4.500%, due 05/01/22; total market value $5,368)	5,263	5,263

BNP Paribas, 5.285%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $8,082 (collateralized by U.S. Government Agencies; DN-7.625%, due 07/06/07-11/01/25; total market value $8,241)	8,079	8,079

	Shares
	or
	Principal
	Amount	Value
HSBC Securities, Inc., 5.285%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $28,180 (collateralized by U.S. Government Agencies; 5.500%, due 04/01/37; total market value $28,735)	28,168	28,167

Lehman Brothers, Inc., 5.295%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $19,487 (collateralized by U.S. Government Agencies; 6.000%, due 09/01/36; total market value $19,870)	19,479	19,479

Merrill Lynch & Co., Inc., 5.215%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $2,942 (collateralized by U.S. Government Agencies; 5.500%, due 05/01/37; total market value $3,001)	2,941	2,941

Morgan Stanley, 5.265%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $13,933 (collateralized by U.S. Government Agencies; 5.000%-5.500%, due 05/01/34-08/01/35; total market value $14,206)	13,927	13,927

UBS Warburg LLC, 5.315%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $5,889 (collateralized by U.S. Government Agencies; 6.000%, due 11/15/36; total market value $6,006)	5,886	5,886

Total Repurchase Agreements (Cost $83,742)		83,742

Time Deposit (2.1%)
Banks (2.1%)
BNP Paribas, 5.380% (b)	203,676	203,676

Total Time Deposit (Cost $203,676)		203,676

Total Investments (Cost $9,847,089) (a) - 99.1%		9,847,089
Other assets in excess of liabilities - 0.9%		84,870

Net Assets - 100.0%		$9,931,959

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rate represents the effective yield at purchase.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 74.9% of net assets as of June 30, 2007.

(e)	Perpetual Maturity
Cl – Class
DN – Discount Note
LLC – Limited Liability Company
PLC – Public Limited Company
Ser – Series
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Tax-Exempt Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (96.5%)
Alabama (2.4%)
Cherokee Industrial Development Board, The BOC Group Project, RB, 3.740%, 04/01/08, LOC: Wachovia Bank of Georgia (b) (c)	$3,500	$3,500
Houston County Health Care Authority, Ser PT-880, RB, 3.540%, 10/01/19, Callable 02/12/08 @ 100, MBIA (b)	21,380	21,380
Marion Educational Building Authority, Judson College Project, RB, 3.840%, 01/01/33, LOC: SouthTrust Bank N.A. (b)	6,285	6,285
Stevenson Industrial Development Board, Environmental Improvement Revenue, Mead Corp. Project, RB, 3.720%, 11/01/16, LOC: JP Morgan Chase Bank (b)	5,000	5,000
University of Alabama, Hospital Improvements, Ser B, RB, 3.730%, 09/01/31, AMBAC (b)	10,000	10,000

		46,165

Alaska (0.1%)
Alaska State Housing Finance Corp., Housing Development, Ser D, RB, 3.730%, 06/01/37, MBIA (b)	2,000	2,000

Arizona (1.0%)
Phoenix Civic Improvement Corp., Water System, Ser PT-2898, RB, 3.800%, 07/01/24, Callable 07/01/15 @ 100, MBIA (b)	9,980	9,980
Phoenix, Ser H05, GO, 3.790%, 07/01/21, Callable 07/01/17 @ 100, LOC: Wachovia Bank N.A. (b) (c)	10,000	10,000

		19,980

Arkansas (0.1%)
Pulaski County Public Facilities Board, Multifamily Housing, Ser PT-3772, RB, AMT, 3.860%, 02/01/43, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	1,040	1,040

California (1.6%)
California Department of Water Resources, Power Supply, Ser 1784-B, RB, 3.830%, 05/01/11, LOC: JP Morgan Chase Bank (b) (c)	8,635	8,635
Culver City School Facilities Financing Authority, Ser PT-3263, RB, 3.750%, 08/01/24, FSA (b) (c)	4,980	4,980

	Shares
	or
	Principal
	Amount	Value
Los Angeles Regional Airports Improvement Corp., Sublease L.A. International, RB, 3.940%, 12/01/25, LOC: Societe Generale (b)	12,500	12,500
Pajaro Valley Unified School District, Ser PT-2779, GO, 3.750%, 08/01/22, Callable 08/01/15 @ 100, FSA (b) (c)	4,960	4,960
San Francisco City & County, Ser PT-3017, GO, 3.750%, 06/15/25, Callable 06/15/12 @ 102, MBIA (b) (c)	1,000	1,000

		32,075

Colorado (1.7%)
Arkansas River Power Authority, Ser PT-3550, RB, 3.790%, 10/01/26, XLCA (b) (c)	8,500	8,500
Arkansas River Power Authority, Ser PT-3575, RB, 3.790%, 10/01/21, XLCA (b) (c)	3,000	3,000
Colorado Housing & Finance Authority, St. Moritz Project, Ser H, RB, 3.700%, 10/15/16, FNMA (b)	5,215	5,215
Colorado Water Resources & Power Development Authority, Ser PT-3179, RB, 3.800%, 08/01/25, Callable 08/01/15 @ 100, FSA (b)	12,465	12,465
Westminster, Ser PPT-2784, COP, 3.800%, 12/01/25, Callable 12/01/15 @ 100, MBIA (b) (c)	4,000	4,000

		33,180

Connecticut (0.4%)
Connecticut Housing Finance Authority, Housing Mortgage Finance, SubSer B-2, RB, AMT, 3.770%, 11/15/38, AMBAC (b)	2,000	2,000
Connecticut, Ser PA-720 R, GO, 3.750%, 06/15/11, Callable 06/15/10 @ 100, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	5,000	5,000

		7,000

District of Columbia (0.7%)
District of Columbia, Planned Parenthood Project, RB, 3.730%, 12/01/29, LOC: Bank of America N.A. (b)	6,140	6,140
District of Columbia, The Phillips Collection Issue, RB, 3.730%, 08/01/33, LOC: Bank of America N.A. (b)	4,700	4,700
District of Columbia, Thurgood Marshall Center Trust, RB, 3.770%, 11/01/27, LOC: Branch Banking & Trust Co. (b)	3,220	3,220

		14,060

Florida (8.7%)
De Soto County Industrial Development, Tremron Project, RB, 3.870%, 11/01/15, LOC: Branch Banking & Trust Co. (b)	3,500	3,500

	Shares
	or
	Principal
	Amount	Value
Florida Department of Environmental Protection, Preservation, Ser PT-3335, RB, 3.800%, 07/01/24, Callable 07/01/15 @ 101, MBIA (b) (c)	19,930	19,930
Florida Gulf Coast University Financing Corp., Capital Improvement, RB, 3.680%, 12/01/33, LOC: Wachovia Bank N.A. (b)	2,960	2,960
Florida Housing Finance Corp., Multifamily Mortgage, Stone Harbor Apartments, Ser K, RB, AMT, 3.790%, 07/15/36, LOC: AmSouth Bank (b)	2,100	2,100
Hillsborough County Industrial Development Authority, Independent Day School Project, RB, 3.780%, 09/01/26, LOC: Bank of America N.A. (b)	1,800	1,800
JEA Electric Systems, Ser 3- A, RB, 3.730%, 10/01/36, CIFG (b)	75,000	75,000
Lake County School Board, Ser PA-1321, COP, 3.800%, 06/01/30, Callable 06/01/15 @ 100, AMBAC (b) (c)	2,000	2,000
Manatee County, St. Stephens Upper School Project, RB, 3.730%, 11/01/25, LOC: Bank of America N.A. (b)	3,100	3,100
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 3.750%, 09/01/29, LOC: Bank of America N.A. (b)	6,950	6,950
Miami-Dade County School District, Ser 1783, GO, 3.800%, 02/15/11, MBIA (b) (c)	8,300	8,300
Orlando Utilities Commission, Water & Sewer, Ser PT-2285, RB, 3.790%, 04/01/12, LOC: Dexia Credit Local (b)	8,945	8,945
Santa Rosa County Health Facilities Authority, Baptist Hospital, Inc. Project, RB, 3.730%, 10/01/21, LOC: Bank of America N.A. (b)	7,300	7,300
Sarasota County Health Facility Authority, Bay Village Project, RB, 3.750%, 12/01/23, LOC: Bank of America N.A. (b) (c)	4,000	4,000
Tampa-Hillsborough County Expressway Authority, Trust Receipts K13, Ser D, RB, 3.770%, 07/01/23, AMBAC (b) (c)	2,000	2,000
University of North Florida Foundation, Inc., Parking Systems Project, RB, 3.730%, 05/01/28, LOC: First Union National Bank (b)	5,100	5,100
Volusia County Housing Finance Authority, Ser MT 151, RB, 3.780%, 11/15/20, AMBAC (b) (c)	20,035	20,035

		173,020

Georgia (1.2%)
Bulloch County Development Authority, Ser PT-2594, RB, 3.800%, 08/01/26, Callable 08/01/15 @ 100, XLCA (b) (c)	4,070	4,070

	Shares
	or
	Principal
	Amount	Value
Cobb County Development Authority, Kennesaw State University Project, RB, 3.770%, 11/01/18, AMBAC (b)	4,595	4,595
Dekalb, Newton & Gwinnett Counties Joint Development Authority, GGC Real Estate Package I LLC, RB, 3.790%, 06/01/32, LOC: Wachovia Bank N.A. (b)	3,500	3,500
Dekalb, Newton & Gwinnett Counties Joint Development Authority, GPC Real Estate Student I, RB, 3.790%, 06/01/35, LOC: Wachovia Bank N.A. (b)	5,000	5,000
Fulton County Development Authority, Kings Ridge Christian School, RB, 3.770%, 05/01/26, LOC: Branch Banking & Trust Co. (b)	3,000	3,000
Toombs County Hospital Authority, Meadows Regional Medical Center Project, RB, 3.770%, 12/01/17, LOC: Branch Banking & Trust Co. (b)	4,300	4,300

		24,465

Idaho (0.8%)
Idaho Health Facility Authority, St. Lukes Regional Medical Center Project, RB, 3.940%, 07/01/35, FSA (b)	15,000	15,000

Illinois (9.2%)
Bloomington-Normal Airport Authority, GO, 4.250%, 01/01/12, LOC: JP Morgan Chase Bank (b)	500	500
Chicago Illinois Sales Tax, Ser PT-2866, RB, 3.800%, 01/01/26, Callable 07/01/15 @ 100, FSA (b) (c)	2,800	2,800
Chicago O’Hare International Airport, General Airport 2nd Lien, Ser B, RB, 3.690%, 01/01/15, LOC: Societe Generale (b)	5,200	5,200
Chicago O’Hare International Airport, General Airport, 3rd Lien, Ser C, RB, 3.740%, 01/01/35, CIFG (b)	22,940	22,940
Chicago, Merlots Project, Ser WWW, GO, 3.790%, 01/01/22, AMBAC (b) (c)	11,000	11,000
Illinois Educational Facilities Authority, Chicago Children’s Museum Project, RB, 3.830%, 02/01/28, LOC: JP Morgan Chase Bank (b)	1,600	1,600
Illinois Educational Facilities Authority, Museum of Science & Industry Project, RB, 3.830%, 11/01/15, LOC: Northern Trust Co. (b)	3,900	3,900
Illinois Finance Authority, Alexian Brothers Health Project, RB, 3.730%, 04/01/35, LOC: JP Morgan Chase Bank (b)	31,000	31,000
Illinois Finance Authority, Resurrection Health, Ser C, RB, 3.800%, 05/15/35, LOC: Lasalle Bank N.A. (b)	31,475	31,475
Illinois Health Facilities Authority, Advocate Health Care Project, Ser B, RB, 3.750%, 08/15/22 (b)	1,900	1,900

	Shares
	or
	Principal
	Amount	Value
Illinois Housing Development Authority, Center Apartments Project, RB, 3.690%, 01/01/08, FSA (b)	22,100	22,100
Illinois State, Merlots Project, Ser B04, GO, 3.790%, 12/01/24, Callable 01/01/12 @100, FSA (b) (c)	7,210	7,210
Jackson-Union Counties Regional Port District, Port Facilities, Enron Transportation Services, RB, 3.730%, 04/01/24, LOC: Wachovia Bank N.A. (b)	5,225	5,225
Macon County, Millikin University Project, RB, 3.750%, 10/01/28, AMBAC (b)	5,050	5,050
Naperville, Heritage YMCA Group, Inc. Project, RB, 3.770%, 12/01/29, LOC: Fifth Third Bank (b)	6,500	6,500
Regional Transportation Authority, Ser PT-2398, RB, 3.790%, 06/01/34, FSA (b) (c)	9,960	9,960
Regional Transportation Authority, Ser PT-3518, RB, 3.790%, 06/01/27, FSA (b) (c)	12,965	12,965

		181,325

Indiana (3.5%)
Baugo School Building Corp., Ser PT-3109, RB, 3.800%, 07/15/24, Callable 07/15/15 @ 100, FSA (b) (c)	2,000	2,000
Evansville Vanderburgh Public Leasing Corp., Ser PT-2694, RB, 3.800%, 01/15/24, Callable 07/15/15 @ 100, AMBAC (b) (c)	2,000	2,000
Indiana Bond Bank, RB, 3.790%, 02/01/22, Callable 02/01/15 @ 100, FGIC (b) (c)	5,110	5,110
Indiana Bond Bank, Ser PPT-2259, RB, 3.800%, 02/01/12 (b) (c)	2,000	2,000
Indiana Development Finance Authority, Christel House Project, RB, 3.770%, 02/01/23, LOC: Fifth Third Bank (b)	5,970	5,970
Indiana Development Finance Authority, Indiana Historical Society Project, RB, 3.780%, 08/01/31, LOC: JP Morgan Chase Bank (b) (c)	1,200	1,200
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 3.780%, 02/01/37, LOC: JP Morgan Chase Bank (b)	20,300	20,300
Marion Economic Development, Wesleyan University Project, RB, 3.730%, 06/01/36, LOC: Bank of America N.A. (b)	10,000	10,000
MSD Warren Township Vision 2005 School Building Corp., Merlots Project, Ser A52, RB, 3.790%, 07/15/20, FGIC (b) (c)	6,595	6,595
Purdue University, Ser PT-3817, RB, 3.740%, 07/01/29, LOC: Dexia Credit Local (b) (c)	10,000	10,000

	Shares
	or
	Principal
	Amount	Value
Wayne Township- Marion County School Building Corp., Ser PPT-2896, RB, 3.800%, 07/15/26, Callable 07/15/15 @ 100, FGIC (b) (c)	4,190	4,190

		69,365

Iowa (0.2%)
Iowa Higher Education Loan Authority, Private College-Graceland Project, RB, 3.780%, 02/01/33, LOC: Bank of America N.A. (b)	3,500	3,500

Kentucky (0.1%)
Campbell County Industrial Building, Hospital Imaging Co., Inc. Project, RB, 3.790%, 04/01/20, LOC: Fifth Third Bank (b) (c)	2,560	2,560

Louisiana (0.1%)
Louisiana State, Ser PT-3543, GO, 3.800%, 07/15/21, Callable 07/15/16 @ 100, CIFG (b) (c)	1,020	1,020

Maryland (2.5%)
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Hospital Issue, Ser B, 3.780%, 07/10/07, LOC: Wachovia Bank N.A.	20,000	20,000
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 3.770%, 04/01/28, LOC: Branch Banking & Trust Co. (b)	3,400	3,400
Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser F, RB, 3.710%, 07/01/41, FGIC (b)	10,000	10,000
Maryland State, Ser PA-816, GO, 3.780%, 03/01/12, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	5,995	5,995
Montgomery County Housing Opportunities Commission, Multifamily Housing Development, Ser C, RB, 3.630%, 07/01/37, LOC: Depfa Bank PLC (b)	1,000	1,000
Montgomery County Housing Opportunities Commission, Oakfield Apartments, Issue I, RB, AMT, 3.810%, 10/15/39, FNMA (b)	1,000	1,000
Montgomery County Housing Opportunities Commission, Single Family Mortgage, Ser C, RB, 3.520%, 10/26/07, FHA	6,705	6,705

		48,100

Massachusetts (3.9%)
Massachusetts Bay Transportation Authority, Sales Tax, Ser PT-2581, RB, 3.760%, 07/01/26, LOC: Dexia Credit Local (b) (c)	29,840	29,840
Massachusetts Health & Educational Facilities Authority, Amherst College, Ser H, RB, 3.600%, 11/01/33, Mandatory Put 01/10/08 @ 100	10,000	10,000

	Shares
	or
	Principal
	Amount	Value
Massachusetts State Special Obligations, Dedicated Tax, Ser PT-3050, RB, 3.760%, 01/01/30, FGIC (b) (c)	24,850	24,850
Massachusetts State, Ser PT-1390, GO, 3.760%, 03/01/10, FSA (b) (c)	9,880	9,880
Massachusetts Water Pollution Abatement Trust, Ser PA-1221, RB, 3.760%, 08/01/11, LOC: Merrill Lynch Capital Services, Inc. (b)	2,500	2,500

		77,070

Michigan (3.5%)
Detroit City School District, MT-34B, GO, 3.790%, 05/01/18, Callable 05/01/15 @ 100, FSA (b) (c)	10,000	10,000
Detroit City School District, Ser 1311, GO, 3.790%, 05/01/13, FSA (b) (c)	11,625	11,625
Michigan Hospital Finance Authority, Ser K, RB, 3.790%, 11/15/23, Callable 11/15/09 @ 101 (b) (c)	4,000	4,000
Michigan Housing Development Authority, Rental Housing, Ser A, RB, AMT, 3.790%, 10/01/39, FGIC (b)	2,400	2,400
Michigan State, Ser A, GO, 4.250%, 09/28/07, LOC: Depfa Bank PLC	15,000	15,027
State of Michigan, School Loan, Ser 05-C, GO, 3.600%, 10/10/07, LOC:
Depfa Bank PLC	25,000	25,000

		68,052

Minnesota (0.8%)
Minnesota State, Ser PT-400, RB, 3.780%, 11/01/09, LOC: Merrill Lynch Capital Services, Inc. (b)	14,810	14,826

Mississippi (1.6%)
Mississippi Development Bank, Special Obligation, Ser PT-3303, RB, 3.800%, 12/01/27, Callable 12/01/15 @ 100, AMBAC (b) (c)	5,000	5,000
Mississippi Development Bank, Special Obligation, Ser PT-3636, RB, 3.800%, 01/01/26, Callable 07/01/16 @ 100, FGIC (b) (c)	5,000	5,000
Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Ser 1, RB, 3.740%, 05/15/30, LOC: Citibank N.A. (b)	20,400	20,400

		30,400

Missouri (0.8%)
Howard Bend Levee District, Ser PT-3338, 3.790%, 03/01/27, XLCA (b) (c)	2,000	2,000
St Louis Regional Convention & Sports Complex Authority, Ser 1849, RB, 3.790%, 08/15/14, AMBAC (b) (c)	13,885	13,885

		15,885

Nebraska (0.3%)
Omaha Public Power District, Electric, Ser PT-3607, RB, 3.800%, 02/01/14, LOC: Merrill Lynch Capital Services, Inc. (b)	5,000	5,000

Nevada (1.1%)

	Shares
	or
	Principal
	Amount	Value
Nevada State, Ser 344, GO, 3.790%, 05/15/28, Callable 05/15/08 @ 100, FGIC (b) (c)	5,495	5,495
Washoe County, Ser PT-3452, RB, 3.790%, 12/01/35, LOC: Dexia Credit Local (b) (c)	16,000	16,000

		21,495

New Jersey (4.9%)
Essex County Improvement Authority, Lease, Ser PA-648, RB, 3.770%, 10/01/20, FGIC (b) (c)	2,250	2,250
Jersey City, City Hall Finance Department, Ser PPT-2865, GO, 3.770%, 05/15/22, Callable 05/15/15 @ 100, AMBAC (b) (c)	4,970	4,970
New Jersey Economic Development Authority, Ser PT-1532, RB, 3.770%, 12/15/14, MBIA (b) (c)	10,535	10,535
New Jersey Economic Development Authority, Ser PT-2847, RB, 3.760%, 09/01/22, MBIA (b) (c)	19,645	19,645
New Jersey State Turnpike Authority, Ser PT-2843, RB, 3.760%, 01/01/30, FSA (b) (c)	10,520	10,520
New Jersey State, Ser PT-2742, GO, 3.770%, 07/15/19, Callable 12/01/15 @ 100, AMBAC (b) (c)	12,430	12,430
New Jersey Transportation Trust Fund Authority, Ser MT-072, RB, 3.760%, 12/15/23, AMBAC (b) (c)	3,700	3,700
New Jersey Transportation Trust Fund Authority, Ser PA-802, RB, 3.770%, 12/15/09, FSA (b) (c)	10,000	10,000
New Jersey Transportation Trust Fund Authority, Ser PT-2494, RB, 3.760%, 12/15/23, AMBAC (b) (c)	20	20
New Jersey Transportation Trust Fund Authority, Ser PZ-116, RB, 3.780%, 12/15/29, AMBAC (b) (c)	21,440	21,440

		95,510

New Mexico (0.9%)
Clayton, Jail Project, Ser MT-286, RB, 3.530%, 11/01/24, Callable 11/01/16 @ 100, CIFG (b)	16,860	16,860

New York (7.9%)
Jay Street Development Corp., Facility Lease, Ser A-2, RB, 3.690%, 05/01/22, LOC: Depfa Bank PLC (b)	5,600	5,600
Long Island Power Authority, Electric System, Ser PA-1150, RB, 3.760%, 09/01/33, CIFG (b) (c)	5,000	5,000
Metropolitan Transportation Authority, Ser-1040, RB, 3.770%, 11/15/20, Callable 11/15/12 @ 100, FGIC (b) (c)	30,770	30,770
New York City Housing Development Corp., Ser PT-2753, RB, 3.770%, 07/01/25, Callable 07/01/15 @ 100, FGIC (b) (c)	2,250	2,250

	Shares
	or
	Principal
	Amount	Value
New York City Municipal Finance Authority, Water & Sewer Systems, Ser 1870, RB, 3.770%, 12/15/14, LOC: JP Morgan Chase Bank (b) (c)	25,000	25,000
New York City Transitional Finance Authority, Ser 3, Subser 3C, RB, 3.690%, 11/01/22, LOC: Dexia Credit Local (b)	1,000	1,000
New York Convention Center Development Corp., Ser 1247Z, RB, 3.770%, 11/15/13, AMBAC (b)	7,000	7,000
New York State Dormitory Authority, Secondary Issues, Ser PA-1305, RB, 3.770%, 05/15/31, AMBAC (b)	4,900	4,900
New York State Dormitory Authority, Secondary Issues, Ser PT-2645, RB, 3.770%, 03/15/17, Callable 03/15/15 @ 100, AMBAC (b) (c)	9,900	9,900
New York State Dormitory Authority, Secondary Issues, Ser PT-2966, RB, 3.770%, 02/15/25, AMBAC (b)	5,480	5,480
New York State Dormitory Authority, Secondary Issues, Ser PT-3639, RB, 3.540%, 07/01/13, MBIA (b)	13,080	13,080
New York, Ser PT-2878, GO, 3.760%, 04/01/25, Callable 04/01/15 @100, CIFG (b) (c)	3,865	3,865
New York, Ser PT-3069, GO, 3.760%, 08/01/25, Callable 08/01/15 @ 100, LOC: Merrill Lynch Capital Services, Inc. b) (c)	5,000	5,000
New York, Ser PT-3822, GO, 3.600%, 01/01/17, LOC: Dexia Credit Local (b) (c)	21,105	21,105
Sales Tax Asset Receivables Corp., Ser PT-2450, RB, 3.770%, 10/15/25, Callable 10/15/14 @ 100, MBIA (b) (c)	14,910	14,910
Southeast Industrial Development Agency, Unilock New York, Inc. Project, RB, AMT, 4.150%, 12/01/12, LOC: JP Morgan Chase Bank (b) (c)	1,600	1,600

		156,460

North Carolina (4.2%)
Charlotte Water & Sewer Systems, Ser B, RB, 3.720%, 07/01/36, LOC: Depfa Bank PLC (b)	10,000	10,000
Forsyth County, Communications System Project, COP, 3.770%, 10/01/12, LOC: Wachovia Bank N.A. (b)	7,695	7,695
Forsyth County, Ser B, GO, 3.720%, 10/01/26, LOC: Depfa Bank PLC (b)	12,000	12,000
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 3.770%, 02/01/23, LOC: Branch Banking & Trust Co. (b)	4,300	4,300
North Carolina Medical Care Commission Healthcare Facilities, University Eastern Carolina, Ser C2, RB, 3.750%, 12/01/36, AMBAC (b)	20,900	20,900

	Shares
	or
	Principal
	Amount	Value
North Carolina Medical Care Commission, Health Care Facilities, Friends Homes Project, RB, 3.750%, 09/01/33, LOC: Bank of America N.A. (b)	6,670	6,670
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 3.760%, 03/01/28, LOC: Branch Banking & Trust Co. (b)	7,650	7,650
North Carolina Medical Care Commission, North Carolina Baptist Hospitals Project, Ser B, RB, 3.740%, 06/01/22, LOC: Wachovia Bank of North Carolina (b)	1,200	1,200
North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 3.770%, 09/01/22, LOC: Branch Banking & Trust Co. (b)	4,280	4,280
Wake County, Public Improvement, Ser C, GO, 3.720%, 04/01/19, LOC: Lloyds TSB Bank PLC (b)	7,585	7,585

		82,280

Ohio (0.5%)
Ohio State Higher Educational Facility Commission, Pooled Financing Project, RB, 3.830%, 09/01/18, LOC: Fifth Third Bank (b)	3,160	3,160
Rickenbacker Port Authority, YMCA of Central Ohio Project, RB, 3.830%, 05/01/22, LOC: Fifth Third Bank (b)	6,700	6,700

		9,860

Pennsylvania (3.8%)
Delaware County Industrial Development Authority, Airport Facilities, United Parcel Service Project, RB, 3.880%, 12/01/15 (b)	26,100	26,100
Delaware Valley Regional Finance Authority, Local Government, Ser PA-1028, RB, 3.780%, 01/01/14, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	12,000	12,000
Delaware Valley Regional Finance Authority, Local Government, Ser PA-1041R, RB, 3.780%, 07/01/32, LOC:
Merrill Lynch Capital Services, Inc. (b) (c)	19,990	19,990
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project, RB, 3.770%, 07/01/27, LOC: Wachovia Bank N.A. (b)	8,610	8,610
Philadelphia Redevelopment Authority, Residential Mortgage Loan, Ser PA-1444, RB, AMT, 3.800%, 12/01/28, Callable 06/01/16 @ 100, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	1,000	1,000

	Shares
	or
	Principal
	Amount	Value
Philadelphia School District, Tax & Revenue Anticipation Notes, Ser A, GO, 4.500%, 06/27/08, LOC: Bank of America N.A.	7,000	7,052

		74,752

South Carolina (3.4%)
Beaufort — Jasper Water & Sewer Authority, Waterworks & Sewer Systems, Ser C-08, RB, 3.790%, 03/01/31, Callable 03/01/17 @ 101, FSA (b) (c)	4,000	4,000
Berkeley County School District, Ser PT-3094, GO, 3.800%, 02/01/17, Callable 02/01/13 @ 102, LOC: Merrill Lynch Capital Services, Inc. (b)	5,000	5,000
Columbia Waterworks & Sewer System, Ser PT-2861, RB, 3.800%, 02/01/24, Callable 02/01/15, FSA (b) (c)	2,000	2,000
Patriots Energy Group, Gas Facilities, Ser A, RB, 3.730%, 06/01/36, CIFG (b)	10,000	10,000
South Carolina Educational Facilities Authority, Charleston Southern University Project, RB, 3.730%, 04/01/28, LOC: Bank of America N.A. (b)	5,345	5,345
South Carolina Educational Facilities Authority, Newberry College Project, RB, 3.770%, 09/01/35, LOC: Branch Banking & Trust Co. (b)	8,000	8,000
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 3.770%, 12/01/10, LOC: Branch Banking & Trust Co. (b)	6,000	6,000
South Carolina Jobs-Economic Development Authority, YMCA of Beaufort County Project, RB, 3.770%, 12/01/24, LOC: Branch Banking & Trust Co. (b)	3,170	3,170
South Carolina State Housing Finance & Development Authority, Ser PT-1272, RB, 3.820%, 12/15/30, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	10,000	10,000
South Carolina, Ser PPT-1225, GO, 3.780%, 01/01/12 (b)	10,000	10,000
University of South Carolina Development Foundation, RB, 3.770%, 12/01/10, LOC: Branch Banking & Trust Co.	4,000	4,000

		67,515

Tennessee (1.4%)
Memphis, Ser PT-3801, GO, 3.810%, 11/01/22, Callable 11/01/16 @ 100, XLCA (b) (c)	25,000	25,000
Metropolitan Government, Nashville & Davidson County Health & Educational Facilities Board, Nashville Christian School Project, RB, 3.840%, 09/01/23, LOC: SouthTrust Bank N.A. (b)	1,460	1,460

		26,460

Texas (4.8%)

	Shares
	or
	Principal
	Amount	Value
Eclipse Funding Trust, Texas Southmost College District, Ser 2006-0061, GO, 3.790%, 02/15/26, Callable 02/15/15 @ 100, AMBAC (b) (c)	10,000	10,000
Garland Electric System, Ser PT-2677, RB, 3.800%, 03/01/25, Callable 03/01/14 @ 100, FSA (b) (c)	3,000	3,000
Houston Higher Education Finance Corp., Rice University Project, Ser B, RB, 3.770%, 11/15/29, LOC: JP Morgan Chase Bank (b)	18,055	18,055
Lower Colorado River Authority, Merlots Project, Ser ZZZ, RB, 3.790%, 01/01/28, FSA (b) (c)	3,500	3,500
Red River Authority, Pollution Control, Ser 1890, RB, 3.790%, 06/01/17, MBIA (b) (c)	10,490	10,490
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply, Ser PA-1453-R, RB, 3.810%, 12/15/17, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	4,000	4,000
Texas State Research Division, Veterans Housing Assistance II, Ser A, GO, AMT, 3.800%, 12/01/36, LOC: Dexia Credit Local (b)	2,100	2,100
Texas State, Ser PT-3670, GO, 3.800%, 04/01/28, Callable 04/01/17 @ 100 FGIC (b) (c)	15,000	15,000
Texas State, Tax & Revenue Anticipation Notes, 4.500%, 08/31/07	25,000	25,033
Williamson County, Ser PT-2627, GO, 3.800%, 02/15/18, Callable 02/15/17 @ 100, MBIA (b)	2,000	2,000

		93,178

Virginia (4.2%)
Clarke County Industrial Development Authority, Powhatan School District Project, RB, 3.770%, 09/01/22, LOC: Branch Banking & Trust Co. (b)	1,360	1,360
Danville-Pittsylvania Regional Industrial Facility Authority, Institute of Advanced Research Project, RB, 3.770%, 08/01/12, LOC: Branch Banking & Trust Co. (b)	1,635	1,635
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 3.710%, 07/01/40, LOC: Bank of America N.A. (b)	7,500	7,500
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution, Ser B, RB, 3.700%, 02/15/38 (b)	4,760	4,760
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution, Ser C, RB, 3.880%, 02/15/38 (b)	6,900	6,900
Louisa County Industrial Development Authority, University of Virginia Health Services Foundation Project, RB, 3.700%, 10/01/30, LOC: First Union National Bank (b)	3,000	3,000

	Shares
	or
	Principal
	Amount	Value
Norfolk Redevelopment & Housing Authority, Student Housing Project, RB, 3.730%, 07/01/34, LOC: Bank of America N.A. (b)	7,000	7,000
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 3.940%, 07/01/16, LOC: Citibank N.A. (b)	1,400	1,400
Virginia Biotechnology Research Park Authority, United Network of Organ Sharing Project, RB, 3.770%, 04/01/27, LOC: Wachovia Bank N.A. (b)	6,230	6,230
Virginia Commonwealth University, Ser A, RB, 3.930%, 11/01/30, AMBAC (b)	9,945	9,945
Virginia Housing Development Authority, Ser PA-1310-R, RB, 3.770%, 07/01/36, Callable 07/01/11 @ 100, MBIA (b) (c)	19,000	19,000
Virginia Small Business Financing Authority, Childrens Hospital of Kings, RB, 3.720%, 01/01/36, LOC: Wachovia Bank N.A. (b)	10,300	10,300
Williamsburg Industrial Development Authority, Colonial Williamsburg Project, RB, 3.740%, 10/01/35, LOC: First Union National Bank (b)	4,220	4,220

		83,250

Washington (3.0%)
King County Housing Authority, Ser PT-2185, RB, 3.780%, 09/20/42 (b) (c)	5,420	5,420
King County School District No. 401, Highline Public Schools, Ser PT-1423, GO, 3.800%, 12/01/09, FGIC (b)	9,955	9,955
King County Sewer, Ser PA-1071, RB, 3.800%, 01/01/10, FSA (b) (c)	7,495	7,495
Seattle Certificates, Ser 348, GO, 3.790%, 12/15/28, Callable 12/15/08 @ 100, LOC: Morgan Stanley Dean Witter (b) (c)	4,495	4,495
Seattle Municipal Light & Power, RB, 3.690%, 11/01/15, LOC: JP Morgan Chase Bank (b)	5,000	5,000
Seattle Municipal Light & Power, Ser A, RB, 3.690%, 05/01/16, LOC: JP Morgan Chase Bank (b)	3,000	3,000
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-1, RB, 3.700%, 07/01/17, LOC: Bank of America N.A. (b)	3,345	3,345
Washington State, Merlots Project, Ser B23, GO, 3.790%, 12/01/25, Callable 06/01/13 @ 100, MBIA (b) (c)	9,995	9,995
Washington State, Ser D, GO, 4.500%, 01/01/08	10,250	10,294

		58,999

Wisconsin (2.4%)

	Shares
	or
	Principal
	Amount	Value
ABN AMRO Munitops Certificates Trust, Ser 2004-49, GO, 3.790%, 05/01/12, FSA (b) (c)	9,400	9,400
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Ser A, RB, 3.950%, 04/01/28, LOC: Marshall & Ilsley (b)	15,820	15,820
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Ser B, RB, 3.730%, 04/01/28, LOC: Marshall & Ilsley (b)	20,490	20,490
Wisconsin Housing & Economic Development Authority, Ser D, RB, AMT, 3.790%, 05/01/34, MBIA (b)	1,500	1,500

		47,210

Puerto Rico (1.1%)
Puerto Rico Commonwealth, Public Improvement, Ser C, GO, 5.000%, 07/01/21, Mandatory Put 07/01/08 @ 100, FSA (c)	10,015	10,142
Puerto Rico Electric Power Authority, Ser PA-778R, RB, 3.740%, 07/01/20, FSA (b) (c)	1,400	1,400
Puerto Rico Highway & Transportation Authority, Ser PA-1380R, RB, 3.740%, 07/01/41, CIFG (b) (c)	10,000	10,000

		21,542

Other (7.7%)
Eagle Tax-Exempt Trust, Ser 20001001, Cl A, GO, 3.800%, 07/01/15, Callable 07/01/10 @ 100, LOC: Citibank N.A. (b) (c)	7,025	7,025
Eagle Tax-Exempt Trust, Ser 991301, GO, 3.800%, 06/01/25, FSA (b) (c)	9,900	9,900
Lehman Municipal Trust Receipts, Boone McHenry & Dekalb Counties, Ser 06-P90, GO, 3.770%, 12/01/21, MBIA (b) (c)	12,820	12,820
Lehman Municipal Trust Receipts, Ser 07-K16, RB, 3.720%, 11/15/36, Callable 11/15/16 @ 100, FSA (b) (c)	15,000	15,000
Lehman Municipal Trust Receipts, Ser K38, GO, 3.770%, 06/01/33, Callable 06/01/17 @ 100, FGIC (b) (c)	30,000	30,000
Municipal Securities Pool Trust Receipts, Ser SG P-18, RB, 3.860%, 01/01/35, LOC: Societe Generale (b) (c)	800	800
Municipal Securities Pool Trust Receipts, Ser SG-PG 17, 3.860%, 06/01/34 (b) (c)	2,815	2,815
Putable Floating Option, Tax-Exempt Receipts, Ser 2001-2, Cl A, RB, AMT, 3.820%, 12/01/31, FHLMC (b) (c)	1,110	1,110
Putable Floating Option, Tax-Exempt Receipts, Ser PPT-4030, 3.770%, 08/01/32, FSA (b) (c)	20,000	20,000
Putable Floating Rate Option, Tax-Exempt Receipts, Ser EC-001, RB, 3.950%, 10/01/35, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	4,080	4,080

	Shares
	or
	Principal
	Amount	Value
Putable Floating Rate Option, Tax-Exempt Receipts, Ser PPT-1001, Cl D, 3.830%, 03/01/40 (b) (c)	8,405	8,405
Putable Floating Rate Option, Tax-Exempt Receipts, Ser PPT-1001, Cl I, 3.830%, 03/01/40 (b) (c)	8,500	8,500
Putable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-34, 4.030%, 12/01/29 (b) (c)	30,000	30,000

		150,455

Total Municipal Bonds (Cost $1,890,914)		1,890,914

Money Market Fund (0.2%)
Goldman Sachs Financial Square Funds Tax Free Money Market Fund (b)	3,245,148	3,245

Total Money Market Fund (Cost $3,245)		3,245

Total Investments (Cost $1,894,159) (a) — 96.7%		1,894,159
Other assets in excess of liabilities — 3.3%		65,519

Net Assets — 100.0%		$1,959,678

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 47.2% of net assets as of June 30, 2007.
AMBAC – Security insured by American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax Paper
CIFG – Security insured by Capitalized Interest Financial Guaranty
Cl – Class
COP – Certificates of Participation
FGIC – Security insured by Financial Guaranty Insurance Company
FHA – Security insured by Federal Housing Association
FHLMC – Security insured by Freddie Mac
FNMA – Security insured by Fannie Mae
FSA – Security insured by Financial Security Assurance
GO – General Obligation
LLC – Limited Liability Company
LOC – Letter of Credit
MBIA – Security insured by Municipal Bond Insurance Association
PLC – Public Limited Company
RB – Revenue Bond
Ser – Series
XLCA – Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
U.S. Government Securities Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Principal
	Amount	Value
U.S. Government Agencies (45.5%)
Fannie Mae (29.3%)
5.415%, 07/02/07 (c)	$78,000	$77,989
5.258%, 08/01/07 (c)	70,000	69,697
5.341%, 08/31/07 (c)	10,000	9,915
5.221%, 09/04/07 (c)	25,000	24,768
5.432%, 09/04/07 (c)	21,000	20,860
4.375%, 09/07/07	2,425	2,421
5.274%, 09/28/07	7,100	7,013
5.413%, 10/01/07 (c)	72,469	71,522
5.300%, 01/08/08, Callable 09/14/07 @ 100	12,500	12,500

		296,685

Federal Home Loan Bank (7.7%)
5.400%, 10/26/07, Callable 09/29/07 @ 100	9,600	9,600
5.250%, 02/04/08, Callable 08/04/07 @ 100	2,500	2,499
5.030%, 02/07/08 (b)	42,500	42,499
5.030%, 02/07/08 (b)	5,000	5,000
5.375%, 02/28/08, Callable 08/02/07 @ 100	400	400
5.375%, 04/18/08, Callable 10/18/07 @ 100	5,000	5,000
5.300%, 05/29/08, Callable 11/29/07 @ 100	12,400	12,399

		77,397

Freddie Mac (8.5%)
3.750%, 08/03/07	5,000	4,993
4.000%, 08/17/07	2,595	2,591
4.050%, 09/24/07	2,900	2,892
5.173%, 09/27/07 (b)	31,000	30,998
4.625%, 10/05/07	8,700	8,687
5.383%, 11/26/07 (c)	3,000	2,937
5.375%, 03/14/08, Callable 08/15/07 @ 100	24,500	24,500
5.170%, 03/26/08 (b)	8,000	7,998

		85,596

Total U.S. Government Agencies (Cost $459,678)		459,678

Repurchase Agreements (70.6%)
Bear Stearns Cos., Inc., 5.335%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $44,025 (collateralized by U.S. Government Agencies; 4.500%, due 09/01/18-05/01/22; total market value $44,886)	44,006	44,006

	Principal
	Amount	Value
BNP Paribas, 5.285%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $125,977 (collateralized by U.S. Government Agencies; DN-7.625%, due 07/12/07-01/22/37; total market value $128,440)	125,921	125,921
HSBC Securities, Inc., 5.285%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $195,838 (collateralized by U.S. Government Agencies; 4.500%-7.000%, due 03/01/32-06/01/37; total market value $199,670)	195,751	195,751
Lehman Brothers, Inc., 5.295%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $47,743 (collateralized by U.S. Government Agencies; 5.500%, due 06/01/36; total market value $48,676)	47,722	47,722
Merrill Lynch & Co., Inc., 5.215%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $15,624 (collateralized by U.S. Government Agencies; 5.500%, due 05/01/37; total market value $15,931)	15,618	15,618
Morgan Stanley, 5.265%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $86,827 (collateralized by U.S. Government Agencies; 4.630%-6.500%, due 07/01/18-02/01/36; total market value $88,525)	86,788	86,788
UBS Warburg LLC, 5.315%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $198,001 (collateralized by U.S. Government Agencies; DN-7.500%, due 05/15/18-03/15/37; total market value $201,872)	197,912	197,912

Total Repurchase Agreements (Cost $713,718)		713,718

Total Investments (Cost $1,173,396) (a) — 116.1%		1,173,396
Liabilities in excess of other assets — (16.1)%		(162,429)

Net Assets — 100.0%		$1,010,967

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rate represents the effective yield at purchase.
DN – Discount Note
LLC – Limited Liability Corporation
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Principal
	Amount	Value
U.S. Treasury Obligations (1.1%)
U.S. Treasury Bills (1.1%)
5.098%, 07/26/07 (b)	$11,000	$10,962

Total U.S. Treasury Obligations (Cost $10,962)		10,962

Repurchase Agreements (98.7%)
ABN AMRO Bank N.V., 4.215%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $160,555 (collateralized by U.S. Treasury Obligations; 2.375%, due 01/15/25; total market value $163,709)	160,498	160,498
Bear Stearns Cos., Inc., 4.165%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $25,729 (collateralized by U.S. Treasury Obligations; 3.875%, due 01/15/09-04/15/29; total market value $26,239)	25,720	25,720
BNP Paribas, 4.215%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $113,573 (collateralized by U.S. Treasury Obligations; 7.125%-8.750%, due 05/15/17-02/15/23; total market value $115,804)	113,534	113,534
Deutsche Bank AG, 4.365%, dated 06/29/07, to be repurchased on 07/02/07, repuchase price $8,697 (collateralized by U.S. Treasury Obligations; DN-3.000%, due 08/16/07-05/15/21; total market value $8,868)	8,694	8,694
Dresdner Bank AG, 4.315%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $86,402 (collateralized by U.S. Treasury Obligations; DN-4.000%, due 09/27/07-11/15/12; total market value $88,102)	86,371	86,371
Greenwich Capital Markets, Inc., 4.315%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $131,682 (collateralized by U.S. Treasury Obligations; 4.750%-13.250%, due 05/31/12-05/15/14; total market value $134,272)	131,635	131,635
HSBC Securities, Inc., 4.315%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $176,999 (collateralized by U.S. Treasury Obligations; DN-6.750%, due 02/15/16-02/15/29; total market value $180,475)	176,936	176,936

	Principal
	Amount	Value
JPMorgan Chase & Co., 4.215%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $25,503 (collateralized by U.S. Treasury Obligations; 7.500%-9.000%, due 11/15/18-02/15/25; total market value $26,008)	25,494	25,494
Lehman Brothers, Inc., 4.465%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $14,014 (collateralized by U.S. Treasury Obligations; 2.000%, due 04/15/12; total market value $14,290)	14,009	14,009
Merrill Lynch & Co., Inc., 3.965%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $40,453 (collateralized by U.S. Treasury Obligations; 4.000%-8.125%, due 02/15/15-08/15/21; total market value $41,252)	40,440	40,440
Morgan Stanley, 4.215%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $41,098 (collateralized by U.S. Treasury Obligations; 3.625%, due 01/15/08; total market value $41,905)	41,083	41,083
UBS Warburg LLC, 4.315%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $174,326 (collateralized by U.S. Treasury Obligations; 4.750%-11.750%, due 11/15/14-02/15/37; total market value $177,749)	174,264	174,264

Total Repurchase Agreements (Cost $998,678)		998,678

Total Investments (Cost $1,009,640) (a) — 99.8%		1,009,640
Other assets in excess of liabilities — 0.2%		1,936

Net Assets — 100.0%		$1,011,576

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)	Rate represents the effective yield at purchase.
DN — Discount Note
LLC — Limited Liability Corporation
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Virginia Tax-Free Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (95.2%)
Virginia (75.4%)
Albemarle County Industrial Development Authority, University of Virginia Health Services Project, RB, 3.770%, 10/01/22, LOC: Wachovia Bank N.A. (b) (c)	$5,795	$5,795
Alexandria Industrial Development Authority, American Red Cross Project, RB, 3.820%, 01/01/09, LOC: First Union National Bank (b)	1,145	1,145
Alexandria Industrial Development Authority, Association for Supervision & Currency Project, RB, 3.770%, 07/01/23, LOC: Wachovia National Bank NA (b) (c)	1,330	1,330
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 3.790%, 06/01/25, LOC: First Union National Bank (b)	3,930	3,930
Alexandria Industrial Development Authority, Pooled Loan Program, Ser A, RB, 3.730%, 07/01/26, LOC: Bank of America N.A. (b) (c)	1,000	1,000
Arlington County, Ballston Public Parking Project, RB, 3.730%, 08/01/17, LOC: Citibank N.A. (b)	6,150	6,150
Ashland Industrial Development Authority, Health & Community Services Facilities, YMCA Greater Richmond Project, Ser A, RB, 3.770%, 11/01/20, LOC: Wachovia Bank N.A. (b) (c)	8,230	8,230
Big Stone Gap Redevelopment & Housing Authority, Correctional Facility Lease, RB, 5.000%, 09/01/07	1,975	1,980
Charlottesville Industrial Development Authority, Educational Facilities, University of Virginia Foundation Projects, Ser A, RB, 3.720%, 12/01/37, LOC: Wachovia Bank N.A. (b)	5,000	5,000
Charlottesville Industrial Development Authority, Educational Facilities, University of Virginia Foundation Projects, Series B, RB, 3.710%, 12/01/37, LOC: Wachovia Bank N.A. (b)	2,700	2,700

	Shares
	or
	Principal
	Amount	Value
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 3.780%, 12/01/13, Callable 12/01/07 @ 100, LOC: Branch Banking & Trust Co. (b)	3,340	3,340
Chesapeake Bay Bridge & Tunnel Commission, District Authority, General Resolution Project, RB, 5.000%, 07/01/07, FGIC	1,045	1,045
Chesapeake Bay Bridge & Tunnel Commission, District Authority, General Resolution Project, RB, 3.800%, 07/01/25, MBIA (b)	6,755	6,755
Chesapeake Bay Bridge & Tunnel Commission, District Authority, Ser A-39, RB, 3.790%, 07/01/25, MBIA (b) (c)	1,490	1,490
Clarke County Industrial Development Authority, Hospital Facilities, Winchester Medical Center Project, RB, 3.730%, 01/01/30, FSA (b)	19,480	19,480
Danville-Pittsylvania Regional Industrial Facility Authority, Institute of Advanced Research Project, RB, 3.770%, 08/01/12, LOC: Branch Banking & Trust Co. (b)	5,015	5,015
Fairfax County Economic Development Authority, Flint Hill School Project, RB, 3.840%, 09/01/21, LOC: First Union National Bank (b) (c)	4,365	4,365
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 3.710%, 07/01/40, LOC: Bank of America N.A. (b)	12,000	12,000
Fairfax County Economic Development Authority, Smithsonian Institute, Ser A, RB, 3.730%, 12/01/33, LOC: Bank of America N.A. (b)	4,000	4,000
Fairfax County Economic Development Authority, Smithsonian Institute, Ser B, RB, 3.730%, 12/01/33, LOC: Bank of America N.A. (b)	3,700	3,700
Fairfax County Industrial Development Authority, Fairfax Hospital Project, Ser A, RB, 3.630%, 10/01/25 (b)	2,250	2,250
Fairfax County Industrial Development Authority, Fairfax Hospital Project, Ser B, RB, 3.630%, 10/01/25 (b)	4,475	4,475
Fairfax County Industrial Development Authority, Inova Health Systems Project, RB, 3.630%, 01/01/30 (b)	10,620	10,620
Fairfax County Industrial Development Authority, Inova Health Systems Project, Ser C-1, 3.720%, 05/15/26 (b)	7,700	7,700
Fairfax County Industrial Development Authority, Inova Services Project, Ser A, RB, 3.630%, 01/15/22 (b)	1,300	1,300
Fairfax County Redevelopment & Housing Authority, Affordable Housing, RB, 4.000%, 02/12/08	10,000	10,023
Fairfax County Water Authority, Municipal Trade Receipts Project, Ser SGB-40A, RB, 3.770%, 04/01/30 (b)	7,850	7,850

	Shares
	or
	Principal
	Amount	Value
Fairfax County Water Authority, Ser A-18, RB, 3.770%, 04/01/23, LOC: IXIS Municipal Products (b) (c)	6,360	6,360
Fairfax County Water Authority, Ser PZ-205, RB, 3.770%, 04/01/28, Callable 04/01/17 @ 100, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	7,200	7,200
Farmville Industrial Development Authority, Educational Facilities, Longwood Student Housing, Ser A, RB, 3.710%, 09/01/36, LOC: Bank of America N.A. (b)	5,340	5,340
Farmville Industrial Development Authority, Educational Facilities, Longwood Student Housing, Ser B, RB, 3.710%, 09/01/36, LOC: Bank of America N.A. (b)	2,080	2,080
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 3.770%, 06/01/26, LOC: Branch Banking & Trust Co. (b)	5,360	5,360
Hampton Roads Jail Authority, Ser 569, RB, 3.800%, 07/01/12, MBIA (b) (c)	1,185	1,185
Hanover County Industrial Development Authority, Residential Care Facility, Covenant Woods Project, RB, 3.770%, 07/01/29, LOC: Branch Banking & Trust Co. (b) (c)	16,485	16,485
Henrico County Economic Development Authority, Steward School Project, RB, 3.770%, 07/01/33, LOC: Branch Banking & Trust Co. (b)	2,500	2,500
James City & County Economic Development Authority, Industrial Development, Historic Jamestown Project, RB, 3.790%, 11/01/24, LOC: Wachovia Bank N.A. (b)	700	700
King George County Industrial Development Authority, Lease, Ser PT-2473, RB, 3.770%, 03/01/24, FSA (b)	5,215	5,215
Lexington Industrial Development Authority, Educational Facilities, Virginia Military Institute Development Board, Inc. Project, 3.880%, 12/01/36, LOC: Wachovia Bank N.A. (b)	3,200	3,200
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser E, RB, 3.840%, 02/15/38 (b)	8,000	8,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 3.730%, 02/15/38 (b)	18,900	18,900
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser F, RB, 3.720%, 02/15/38 (b)	4,400	4,400
Louisa County Industrial Development Authority, Pooled Financing Project, RB, 3.730%, 01/01/20, LOC: Bank of America N.A. (b) (c)	900	900

	Shares
	or
	Principal
	Amount	Value
Lynchburg Industrial Development Authority, Educational Facilities, Randolph Macon Project, RB, 3.790%, 09/01/23, LOC: Wachovia Bank N.A. (b)	7,720	7,720
Lynchburg Industrial Development Hospital Facilities, VHA First Mortgage, Mid Atlantic Project, Ser G, RB, 3.730%, 12/01/25, AMBAC (b)	11,480	11,480
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 3.730%, 11/01/28, LOC: Bank of America N.A. (b)	6,320	6,320
Norfolk Redevelopment & Housing Authority, Old Dominion University Foundation, RB, 3.730%, 08/01/31, CIFG (b)	8,000	8,000
Norfolk, Capital Improvement, Ser B, GO, 5.000%, 07/01/07, FSA	3,200	3,200
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 3.940%, 07/01/16, LOC: Citibank N.A. (b)	60	60
Peninsula Ports Authority, Riverside Health Systems Project, RB, 3.760%, 07/01/37 (b)	13,300	13,300
Peninsula Ports Authority, Virginia Health System, Riverside Health System Project, RB, 5.000%, 07/01/07	1,000	1,000
Prince William County, Public Improvements, Ser A, GO, 5.000%, 08/01/07	2,400	2,403
Pulaski County Industrial Development Authority, Pulaski Furniture Corp. Project, RB, 3.730%, 08/01/19, LOC: Bank of America N.A. (b) (c)	7,425	7,425
Putable Floating Option Tax-Exempt Receipts, Ser PT-3932, RB, 3.780%, 08/15/33, Callable 11/15/07 @ 100, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	17,000	17,000
Putable Floating Option Tax-Exempt Receipts, Ser PT-4134, RB, 3.770%, 08/01/23, Callable 08/01/16 @ 100, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	5,000	5,000
Richmond, Ser PT-1601, 3.770%, 07/15/17, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	12,465	12,465
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 3.770%, 12/01/33, LOC: Branch Banking & Trust Co. (b)	9,965	9,965
Spotsylvania County Economic Development Authority, Public Facilities, Ser PT-2882, RB, 3.770%, 02/01/25, Callable 02/01/15 @ 100, FSA (b) (c)	2,780	2,780

	Shares
	or
	Principal
	Amount	Value
Stafford County & City of Staunton Industrial Development Authority, Ser 05-A, RB, 3.730%, 07/18/07, LOC: Bank of America N.A.	14,620	14,620
Tobacco Settlement Financing Corp., Ser PA-1303, RB, 3.780%, 06/01/37, Callable 06/01/15 @ 100, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	14,700	14,700
Tobacco Settlement Financing Corp., Ser PA-1341, RB, 3.790%, 06/01/37, Callable 06/01/15 @ 100, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	300	300
University of Virginia, Ser A, RB, 3.700%, 06/01/34 (b)	24,500	24,500
Virginia Beach Development Authority, Ocean Ranch Project, RB, 3.770%, 07/01/17, LOC: Branch Banking & Trust Co. (b) (c)	1,685	1,685
Virginia College Building Authority, Educational Facilities, 21st Century College, Ser B, RB, 3.900%, 02/01/26, Callable 02/01/14 @ 100, LOC: Wachovia Bank N.A. (b)	3,000	3,000
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Ser A, RB, 5.000%, 09/01/07, State Aid Withholding	1,945	1,950
Virginia College Building Authority, Educational Facilities, Ser 134, RB, 3.790%, 09/01/07, FSA (b) (c)	9,375	9,375
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Notes, 5.000%, 10/01/07	3,155	3,167
Virginia Commonwealth Transportation Board, ROCS RR II, Ser R 1013, RB, 3.800%, 04/01/17, Callable 04/01/12 @ 100, LOC: Citigroup Global Markets (b) (c)	6,285	6,285
Virginia Commonwealth Transportation Board, Ser SG 134, RB, 3.770%, 05/15/22, Callable 05/15/09 @ 101, LOC: Societe Generale (b) (c)	10,235	10,235
Virginia Housing Development Authority, Commonwealth Mortgage, Ser D-3, RB, AMT, 3.750%, 10/01/07	1,000	1,000
Virginia Resources Authority, Clean Water, Ser PA-790, RB, 3.770%, 10/01/16, Callable 10/01/10 @ 100, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	4,600	4,600
Virginia Small Business Financing Authority, Virginia Museum of Fine Arts Foundation, RB, 3.720%, 08/01/35, LOC: Wachovia National Bank N.A. (b)	1,000	1,000
Virginia Small Business Financing Authority, Virginia State University Real Estate, RB, 3.730%, 07/01/31, CIFG (b)	16,245	16,245

	Shares
	or
	Principal
	Amount	Value
Virginia State Public Building Authority, Public Facilities, Ser 131, RB, 3.790%, 08/01/19, Callable 08/01/08 @ 100, MBIA (b) (c)	1,785	1,785
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser C, RB, 5.000%, 08/01/07, State Aid Withholding	5,660	5,667
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser D, RB, 5.000%, 02/01/08, State Aid Withholding	8,000	8,064
Virginia State Public School Authority, Ser II-R 4050, RB, 3.790%, 08/01/17, Callable 08/01/13 @ 100 (b) (c)	4,085	4,085
Virginia State Public School Authority, Ser PT-1619, RB, 3.770%, 08/01/08, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	10,790	10,790
Virginia State Public School Authority, Ser PT-3269, RB, 3.770%, 08/01/20, Callable 08/01/15 @ 100, State Aid Withholding (b) (c)	7,305	7,305
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation, RB, 3.730%, 12/01/18, LOC: Bank of America N.A. (b) (c)	250	250
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Cantenbury, Ser B, RB, 3.770%, 01/01/10, LOC: Branch Banking & Trust Co. (b)	2,000	2,000
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Cantenbury, Ser B, RB, 3.770%, 01/01/35, LOC: Branch Banking & Trust Co. (b)	2,000	2,000

		493,219

Puerto Rico (15.3%)
Enhanced Return Puttable Floating Option Tax-Exempt Receipts, Ser EC-1004, RB, 3.780%, 07/01/39, FGIC/MBIA/AMBAC/FSA (b) (c)	2,740	2,740
Puerto Rico Commonwealth, Public Improvement, Ser C, GO, 5.000%, 07/01/21, Mandatory Put 07/01/08 @ 100, FSA (c)	3,000	3,038
Puerto Rico Commonwealth, Ser PA-625, GO, 3.740%, 07/01/10, AMBAC (b) (c)	3,000	3,000
Puerto Rico Commonwealth, Ser PA-636, GO, 3.740%, 07/01/10, FSA (b) (c)	3,800	3,800
Puerto Rico Commonwealth, Ser PA-774, GO, 3.740%, 07/01/13, MBIA (b) (c)	7,000	7,000
Puerto Rico Commonwealth, Ser PA-943, GO, 3.740%, 07/01/19, MBIA (b) (c)	5,000	5,000

	Shares
	or
	Principal
	Amount	Value
Puerto Rico Electric Power Authority, Ser PA-778R, RB, 3.740%, 07/01/20, FSA (b) (c)	980	980
Puerto Rico Government Development Bank, RB, 3.570%, 12/01/15, MBIA (b)	5,600	5,600
Puerto Rico Highway & Transportation Authority, PT-776, RB, 3.730%, 01/01/11, FGIC (b) (c)	1,900	1,900
Puerto Rico Highway & Transportation Authority, Ser PA-1380R, RB, 3.740%, 07/01/41, CIFG (b) (c)	11,395	11,395
Puerto Rico Highway & Transportation Authority, Ser PA-472, RB, 3.740%, 07/01/18, FSA (b) (c)	600	600
Puerto Rico Highway & Transportation Authority, Ser PT-3189, RB, 3.740%, 07/01/41, AMBAC (b) (c)	15,800	15,800
Puerto Rico Housing, Floater-TRS Trust Ser 2006 FR/RI Lehman Brothers, Inc. as Trustor Underwriter, Ser K42, RB, 3.750%, 12/01/19 (b) (c)	7,460	7,460
Puerto Rico Infrastructure Financing Authority, Ser MT-172, RB, 3.740%, 07/01/26, FGIC (b) (c)	2,485	2,485
Puerto Rico Infrastructure Financing Authority, Ser MT-252, RB, 3.740%, 07/01/20, FGIC (b) (c)	11,870	11,870
Puerto Rico Municipal Finance Agency, Ser PT-3326, RB, 3.740%, 08/01/21, CIFG (b) (c)	5,415	5,415
Puerto Rico Public Building Authority, Ser PT-2973, RB, 3.740%, 07/01/16, FGIC (b) (c)	5,500	5,500
Puerto Rico Public Finance Corp., Ser
PA-502, 3.740%, 06/01/19, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	6,315	6,315

		99,898

Guam (1.7%)
Guam Power Authority, Ser PA-531, RB, 3.750%, 10/01/18, LOC: Merrill Lynch Capital Services, Inc. (b)	$11,025	$11,025

Other (2.8%)
Eagle Tax Exempt Trust Certificates, Ser 994601, RB, 3.800%, 05/15/19, Callable 05/15/09 @ 101, LOC: Citibank N.A. (b) (c)	10,560	10,560
Lehman Municipal Trust Receipts, Ser 07-P34W, GO, 3.720%, 10/01/40, Callable 10/01/10 @ 100 (b) (c)	8,000	8,000

		18,560

Total Municipal Bonds (Cost $622,702)		622,702

Money Market Fund (4.0%)
Federated Virginia Municipal Cash
Trust, Institutional Class	25,925,806	25,926

Total Money Market Fund (Cost $25,926)		25,926

	Shares
	or
	Principal
	Amount	Value
Total Investments (Cost $648,628) (a) — 99.2%		648,628
Other assets in excess of liabilities — 0.8%		5,092

Net Assets — 100.0%		$653,720

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 43.3% of net assets as of June 30, 2007.
AMBAC — Security insured by American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax Paper
CIFG — Security insured by Capitalized Interest Financial Guaranty
FGIC — Security insured by Financial Guaranty Insurance Company
FSA — Security insured by Financial Security Assurance
GO — General Obligation
LLC — Limited Liability Corporation
LOC — Letter of Credit
MBIA — Security insured by Municipal Bond Insurance Association
RB — Revenue Bond
Ser — Series
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Classic Institutional Cash Management Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Principal
	Amount	Value
Certificates of Deposit (3.7%)
Banks (3.7%)
Canadian Imperial Bank NY, 5.120%, 02/27/08 (b)	$50,000	$50,000
Canadian Imperial Bank NY, 5.410%, 06/09/08 (b)	40,000	40,000
HBOS Treasury Services PLC, 5.400%, 08/27/07	50,000	50,000
Total Certificates of Deposit (Cost $140,000)		140,000

Commercial Paper (46.5%)
Banks (5.5%)
ABN AMRO Finance, Inc., 5.310%, 11/19/07 (c)	30,000	29,393
Allied Irish Banks N.A., Inc., 5.340%, 11/08/07 (c)	25,000	24,549
Australia & New Zealand National Ltd, 5.432%, 06/12/08 (c) (d)	35,000	33,263
Australia & New Zealand National Ltd., 5.541%, 07/11/07 (c) (d)	12,000	11,983
Australia & New Zealand National Ltd., 5.272%, 09/27/07 (c) (d)	35,000	34,577
DEPFA Bank PLC, 5.422%, 09/18/07 (c) (d)	50,000	49,442
Skandinavia Enskilda Bank AB, 5.385%, 11/06/07 (c) (d)	25,000	24,552
		207,759

Diversified Financial Services (41.0%)
Anglesea Funding LLC, 5.339%, 08/15/07 (c) (d)	50,000	49,675
Anglesea Funding LLC, 5.335%, 09/13/07 (c) (d)	35,000	34,624
Anglesea Funding LLC, 5.330%, 11/26/07 (c) (d)	34,136	33,413
Atlas Capital Funding Corp., 5.321%, 03/03/08 (b) (c) (d)	30,000	30,000
Axon Financial Funding LLC, 5.340%, 07/11/07 (c) (d)	35,500	35,448
Axon Financial Funding LLC, 5.320%, 10/19/07 (c) (d)	30,000	29,525
Berkeley Square Finance LLC, 5.520%, 07/02/07 (c) (d)	40,882	40,876
Berkeley Square Finance LLC, 5.308%, 07/16/07 (c) (d)	50,000	49,891
Catapult-PmX Funding LLC, 5.349%, 07/12/07 (c) (d)	35,000	34,943
Catapult-PmX Funding LLC, 5.320%, 11/30/07 (b) (c) (d)	50,000	49,994

	Principal
	Amount	Value
Chesham Finance LLC, 5.430%, 07/09/07 (c) (d)	35,000	34,959
Chesham Finance LLC, 5.309%, 08/02/07 (b) (c) (d)	35,000	34,999
Chesham Finance LLC, 5.310%, 10/18/07 (c) (d)	45,000	44,296
Danske Corp., 5.291%, 10/22/07 (c)	50,000	49,192
Danske Corp., 5.242%, 12/03/07 (c)	40,000	39,154
DEPFA Bank PLC, 5.321%, 12/17/07 (c) (d)	35,000	34,178
Ebury Finance LLC, 5.315%, 10/12/07 (c) (d)	35,000	34,481
Ebury Finance LLC, 5.300%, 10/19/07 (b) (d)	50,000	49,996
Fountain Square Commercial Funding Corp., 5.320%, 07/16/07 (c) (d)	32,897	32,825
Grampian Funding LLC, 5.360%, 07/24/07 (c) (d)	56,000	55,808
Greenwich Capital Holdings, 5.340%, 12/24/07 (c)	35,000	34,113
HBOS Treasury Services PLC, 5.329%, 12/27/07 (c)	35,000	34,098
Merrill Lynch & Co., Inc., 5.216%, 01/14/08 (c)	35,000	34,039
Merrill Lynch & Co., Inc., 5.370%, 02/28/08 (c)	41,700	40,251
Mica Funding LLC, 5.331%, 07/06/07 (c) (d)	22,200	22,184
Morgan Stanley, 5.445%, 02/15/08 (b)(c)	40,000	40,000
Morgan Stanley Dean Witter, 5.403%, 07/09/07 (c)	35,000	34,960
Natexis Banques Populaire US Finance Co. LLC, 5.302%, 02/04/08 (c)	30,000	29,074
Nelnet Student Asset Funding LLC, 5.300%, 08/30/07 (c) (d)	30,000	29,749
Nestle Capital Corp., 5.548%, 08/01/07 (c) (d)	55,000	54,754
New Center Asset Trust, 5.416%, 07/11/07 (c)	35,000	34,949
New Center Asset Trust, 5.420%, 08/02/07 (c)	40,000	39,815
Old Line Funding LLC, 5.360%, 07/12/07 (c)	75,000	74,876
Procter & Gamble International Funding SCA, 5.331%, 07/12/07 (c) (d)	35,000	34,943
Rio Tinto Ltd., 5.327%, 07/20/07 (c) (d)	40,137	40,025
Sigma Finance, Inc., 5.262%, 10/03/07 (c) (d)	25,000	24,666
Societe Generale N.A., 5.305%, 12/26/07 (c)	35,000	34,110
UBS Finance Delaware LLC, 5.243%, 01/14/08 (c)	35,000	34,034
Wal-Mart Funding Corp., 5.310%, 08/22/07 (c) (d)	35,000	34,735
Westpac Securities NZ Ltd., 5.329%,
10/26/07 (c)	35,000	34,415
		1,538,067

	Principal
	Amount	Value
Total Commercial Paper (Cost $1,745,826)		1,745,826

Corporate Bonds (38.0%)
Banks (0.7%)
National City Bank Cleveland, 5.315%,
09/18/07 (b)	25,000	25,000
Diversified Financial Services (37.3%)
Atlas Capital Funding Corp., 5.340%, 09/10/07 (b) (d)	30,000	30,000
Axon Financial Funding LLC, 5.310%, 01/25/08 (b) (d)	50,000	50,000
Bear Stearns Cos., Inc., 5.330%, 01/09/08 (b)	35,000	35,000
Beta Finance, Inc., 5.315%, 07/25/07 (b) (d)	35,000	35,000
Beta Finance, Inc., 5.305%, 09/28/07 (b) (d)	30,000	29,999
Beta Finance, Inc., 5.300%, 10/23/07 (d)	30,000	30,000
Beta Finance, Inc., 5.160%, 02/11/08 (b) (d)	25,000	25,000
CC USA, Inc., 5.310%, 10/23/07 (b) (d)	30,000	29,999
CC USA, Inc., 5.360%, 02/15/08 (b) (d)	16,000	16,003
CC USA, Inc., 5.272%, 05/27/08 (b) (d)	35,000	34,997
Cheyne Finance LLC, 5.315%, 11/26/07 (b) (d)	35,000	34,997
Cheyne Finance LLC, 5.308%, 03/26/08 (b) (d)	50,000	49,995
Cullinan Finance Corp., 5.320%, 10/25/07 (b) (d)	50,000	49,998
Cullinan Finance Corp., 5.315%, 01/23/08 (b) (d)	35,000	34,999
Cullinan Finance Corp., 5.315%, 03/12/08 (b) (d)	50,000	49,997
Dorada Finance, Inc., 5.315%, 07/25/07 (b) (d)	30,000	30,000
Dorada Finance, Inc., 5.305%, 09/18/07 (b) (d)	35,000	34,999
Dorada Finance, Inc., 5.180%, 01/30/08 (b) (d)	40,000	40,000
Five Finance, Inc., 5.310%, 08/15/07 (b) (d)	35,000	35,000
Five Finance, Inc., 5.310%, 10/30/07 (b) (d)	25,000	24,998
Hudson-Thames LLC, 5.445%, 06/23/08 (d)	35,000	35,000
K2 (USA) LLC, 5.325%, 08/07/07 (b) (d)	30,000	30,000
K2 (USA) LLC, 5.320%, 11/21/07 (b) (d)	50,000	49,998
K2 (USA) LLC, 5.185%, 01/30/08 (b) (d)	40,000	40,000
Liberty Light US Capital, 5.320%, 02/04/08 (b) (d)	75,000	74,995
Liberty Light US Capital, 5.320%, 05/02/08 (b) (d)	40,000	40,000

	Principal
	Amount	Value
Orion Finance USA LLC, 5.335%, 06/16/08 (b) (d)	50,000	50,000
Sigma Finance, Inc., 5.320%, 08/06/07 (b) (d)	25,000	25,000
Sigma Finance, Inc., 5.315%, 01/15/08 (b) (d)	50,000	49,999
Sigma Finance, Inc., 5.315%, 01/15/08 (b) (d)	35,000	34,999
Stanfield Victoria LLC, 5.325%, 08/20/07 (b) (d)	50,000	50,000
Stanfield Victoria LLC, 5.320%, 01/25/08 (b) (d)	35,000	35,000
Stanfield Victoria LLC, 5.310%, 05/19/08 (b) (d)	35,000	34,997
Toyota Motor Credit Corp., 5.120%, 02/27/08 (b)	50,000	50,000
Toyota Motor Credit Corp., Ser B, 5.340%, 07/16/07 (b)	50,000	50,000
Whistlejacket Capital LLC, 5.310%, 04/24/08 (b) (d)	50,000	49,996

		1,400,965

Total Corporate Bonds (Cost $1,425,965)		1,425,965

Master Notes (1.3%)
Banks (1.3%)
Bank of America Corp., 5.435% (b) (e)	48,000	48,000

Total Master Notes (Cost $48,000)		48,000

Municipal Bonds (1.1%)
Colorado (0.1%)
Colorado Housing & Finance Authority, RB, 5.350%, 11/01/35, LOC: Lloyds TSB Bank PLC (b)	4,480	4,480
Illinois (0.3%)
Wheaton College, University
Improvements, Ser A, RB, 5.350%, 10/01/35, LOC: JP Morgan Chase Bank (b)	10,000	10,000
Mississippi (0.1%)
Mississippi Development Bank, Special
Obligation, MCEDA Board Project, RB, 5.390%, 12/01/23, AMBAC, LOC: Wachovia Bank N.A. (b)	3,630	3,630
Virginia (0.6%)
Newport News Economic Development Authority, Ship Building Project, Ser A, RB, 5.390%, 07/01/31, LOC: Wachovia Bank N.A. (b)	4,080	4,080
Newport News Economic Development
Authority, Ship Building Project, Ser A, RB, 5.440%, 07/01/31, LOC: Wachovia Bank N.A. (b)	20,180	20,180
		24,260

Total Municipal Bonds (Cost $42,370)		42,370

	Principal
	Amount	Value
Short Term Investment (0.0%)
Brown Brothers Cayman Cash Sweep	772	772

Total Short Term Investment (Cost $772)		772

Time Deposits (4.5%)
Banks (4.5%)
Barclays Bank, 5.345% (b)	131,083	131,083
BNP Paribas, 5.380% (b)	35,333	35,333
Deutsche Bank AG, 5.310% (b)	2,750	2,750

Total Time Deposits (Cost $169,166)		169,166

Total Investments (Cost $3,572,099) (a) - 95.1%		3,572,099
Other assets in excess of liabilities - 4.9%		183,352

Net Assets - 100.0%		$3,755,451

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rate represents the effective yield at purchase.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 64.4% of net assets as of June 30, 2007.

(e)	Perpetual maturity.
AMBAC – Security insured by the American Municipal Bond Assurance Corporation
LLC – Limited Liability Corporation
LOC – Letter of Credit
PLC – Public Limited Company
RB – Revenue Bond
Ser – Series
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Classic Institutional Municipal Cash Reserve Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Municipal Bonds (72.1%)
Arkansas (3.5%)
Pulaski County Public Facilities Board,
Multifamily Housing, Ser PT-3772, RB, AMT, 3.860%, 02/01/43, LOC: Merrill Lynch Capital Services, Inc. (b) (c)	$1,000	$1,000

Colorado (3.5%)
Denver City & County Airport, Ser E,
AMT, 5.000%, 11/15/07, XLCA	1,000	1,005

Connecticut (3.1%)
Connecticut Housing Finance Authority,
Mortgage Finance Program, Subser B-2, RB, AMT, 3.770%, 11/15/38, AMBAC (b)	900	900

Florida (3.1%)
Florida Housing Finance Corp.,
Multifamily Housing, Stone Harbor Apartments, Ser K, RB, AMT, 3.790%, 07/15/36, LOC: Amsouth Bank (b)	900	900
Marion County Hospital District, Health
Systems Improvement, Munroe Regional Health, RB, 3.760%, 10/01/30, LOC: Amsouth Bank of Florida (b)	10	10

		910

Illinois (12.4%)
Chicago O’Hare International Airport,
Ser 1438, RB, AMT, 3.880%, 07/01/26, LOC: Morgan Stanley (b) (c)	2,200	2,200
Savanna Industrial Development,
Metform Corp. Project, Ser B, RB, AMT, 4.150%, 06/01/09, LOC: JP Morgan Chase Bank (b)	1,400	1,400

		3,600

Maryland (3.5%)
Montgomery County Housing
Opportunities Commission, Oakfield Apartments, Issue I, RB, AMT, 3.810%, 10/15/39, FNMA (b)	1,000	1,000

Nebraska (6.9%)
Nebraska Investment Finance Authority,
Single Family Housing, Ser G, RB, AMT, 3.780%, 09/01/36, GNMA/FNMA/FHLMC (b)	2,000	2,000

Nevada (10.4%)
Clark County Industrial Development,
Ser 1306, RB, AMT, 3.820%, 03/01/38, Callable 09/01/14 @ 101, FGIC (b) (c)	3,000	3,001

	Shares
	or
	Principal
	Amount	Value
New York (0.3%)
New York City Housing Development
Corp., Multifamily, Manhattan Court Development, Ser A, RB, AMT, 3.770%, 06/01/36, LOC: Citibank N.A. (b)	100	100

Other (10.4%)
Lehman Brothers Pooled Municipal
Trust Receipts, Ser L13, RB, AMT, 3.870%, 06/01/36, GNMA/FNMA (b) (c)	2,000	2,000
Puttable Floating Rate Option,
Tax-Exempt Receipts, Sunamerica Trust 2001-2, Cl A, RB, AMT, 3.820%, 12/01/31, FHLMC (b) (c)	1,000	1,000

		3,000

Pennsylvania (7.0%)
Allegheny County, Pittsburgh
International Airport, Ser A-1, RB, AMT, 5.750%, 01/01/08, MBIA	1,000	1,010

Philadelphia Redevelopment Authority,
Residential Mortgage Loan, Ser PA-1444, RB, AMT, 3.800%, 12/01/28, Callable 06/01/16 @ 100, LOC: Merrill Lynch Capital Services, Inc. (c)	1,000	1,000

		2,010

Texas (3.1%)
Texas State, Vets Housing Assistance II,
Ser A, GO, AMT, 3.800%, 12/01/36, LOC: Dexia Credit Local (b)	900	900

Wisconsin (4.9%)
Wisconsin Housing & Economic
Development Authority, Ser D, RB, AMT, 3.790%, 05/01/34, MBIA (b)	1,425	1,425

Total Municipal Bonds (Cost $20,851)		20,851

Money Market Fund (10.9%)
Fidelity Tax Free Fund	3,148,426	3,148

Total Money Market Fund (Cost $3,148)		3,148

Total Investments (Cost $23,999) (a) — 83.0%		23,999
Other assets in excess of liabilities — 17.0%		4,917

Net Assets — 100.0%		$28,916

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)	Variable rate security. Rate presented represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 35.2% of net assets as of June 30, 2007.
AMBAC — Security insured by American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax Paper
FGIC — Security insured by Financial Guaranty Insurance Company
FHLMC — Security insured by Freddie Mac
FNMA — Security insured by Fannie Mae
GNMA — Security insured by Government National Mortgage Association

GO — General Obligation
LOC — Letter of Credit
MBIA — Security insured by Municipal Bond Insurance Association
RB — Revenue Bond
Ser — Series
XLCA- Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Classic Institutional U.S. Government Securities Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Principal
	Amount	Value
U.S. Government Agencies (38.9%)
Fannie Mae (20.1%)
5.415%, 07/02/07 (c)	$38,385	$38,379
5.258%, 08/01/07 (c)	22,875	22,776
5.221%, 09/04/07 (c)	15,000	14,861
5.432%, 09/04/07 (c)	19,000	18,874
4.375%, 09/07/07	2,575	2,571
5.274%, 09/28/07 (c)	9,200	9,087
5.413%, 10/01/07 (c)	66,894	66,021
5.300%, 01/08/08, Callable 09/14/07 @ 100	14,500	14,500

		187,069

Federal Home Loan Bank (10.0%)
5.400%, 10/26/07, Callable 09/29/07 @ 100	12,400	12,400
5.250%, 02/04/08, Callable 08/04/07 @ 100 (b)	2,500	2,499
5.030%, 02/07/08 (b)	37,500	37,499
5.030%, 02/07/08 (b)	5,000	5,000
5.375%, 02/28/08, Callable 08/02/07 @ 100	8,200	8,200
5.375%, 04/18/08, Callable 10/18/07 @ 100	13,000	13,000
5.300%, 05/29/08, Callable 11/29/07 @ 100	14,700	14,699

		93,297

Freddie Mac (8.8%)
5.521%, 07/11/07 (c)	15,000	14,978
4.000%, 08/17/07	2,755	2,751
4.050%, 09/24/07	3,100	3,092
5.173%, 09/27/07 (b)	39,000	38,996
4.625%, 10/05/07	9,300	9,286
5.383%, 11/26/07 (c)	3,000	2,937
5.375%, 03/14/08, Callable 08/15/07 @ 100	2,000	2,000
5.170%, 03/26/08 (b)	7,500	7,498

		81,538

Total U.S. Government Agencies (Cost $361,904)		361,904

Repurchase Agreements (72.5%)
ABN AMRO Bank N.V., 5.295%, dated
06/29/07, to be repurchased on 07/02/07, repurchase price $76,774 (collateralized by U.S. Government Agencies; 4.875%-6.000%, due 04/17/09-08/10/20; total market value $78,275)	76,741	76,741
BNP Paribas, 5.285%, dated 06/29/07, to
be repurchased on 07/02/07, repurchase price $88,044 (collateralized by U.S. Government Agencies; 5.875%, due 03/02/17; total market value $89,765)	88,005	88,005

	Principal
	Amount	Value
HSBC Securities, Inc., 5.285%, dated
06/29/07, to be repurchased on 07/02/07, repurchase price $161,320 (collateralized by U.S Government Agencies; 5.000%-7.000%, due 04/01/32- 04/01/37; total market value $164,476)	161,249	161,249
Lehman Brothers, Inc., 5.295%, dated
06/29/07, to be repurchased on 07/02/07, repurchase price $76,548 (collateralized by U.S. Government Agencies; 5.500%-6.000%, due 06/01/36-09/01/36; total market value $78,039)	76,514	76,514
Merrill Lynch & Co., Inc., 5.215%,
dated 06/29/07, to be repurchased on 07/02/07, repurchase price $34,351 (collateralized by U.S. Government Agencies; 5.500%, due 05/01/37; total market value $35,027)	34,336	34,336
Morgan Stanley, 5.265%, dated
06/29/07, to be repurchased on 07/02/07, repurchase price $76,857 (collateralized by U.S. Government Agencies; DN, due 01/01/34-10/01/36; total market value $79,416)	76,824	76,824
UBS Warburg LLC, 5.315%, dated
06/29/07, to be repurchased on 07/02/07, repurchase price $162,030 (collateralized by U.S. Government Agencies; 4.000%-6.000%, due 09/15/18-11/15/36; total market value $165,201)	161,958	161,958

Total Repurchase Agreements (Cost $675,627)		675,627

Total Investments (Cost $1,037,531) (a) - 111.4%		1,037,531
Liabilities in excess of other assets - (11.4)%		(106,404)

Net Assets - 100.0%		$931,127

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)	Variable rate security. Rate represents rate in effect at June 30, 2007. Maturity date represents actual maturity date.

(c)	Rate represents the effective yield at purchase.
DN – Discount Note
LLC – Limited Liability Corporation
See Notes to Schedules of Portfolio Investments.

STI CLASSIC FUNDS
Classic Institutional U.S. Treasury Securities Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

	Principal
	Amount	Value
U.S. Treasury Obligations (3.5%)
U.S. Treasury Bills (3.5%)
5.098%, 07/26/07 (b)	$80,000	$79,724

Total U.S. Treasury Obligations (Cost $79,724)		79,724

Repurchase Agreements (95.4%)
ABN AMRO Bank N.V., 4.215%,
dated 06/29/07 to be repurchased on 07/02/07, repurchase price $327,536 (collateralized by U.S. Treasury Obligations; 1.875%-8.000%, due 07/15/13-11/15/21; total market value $333,971)	327,421	327,421
Bear Stearns Cos., Inc., 4.165%, dated
06/29/07 to be repurchased on 07/02/07, repurchase price $24,741 (collateralized by U.S. Treasury Obligations; DN-5.500%, due 12/20/07-08/15/28; total market value $27,183)	24,733	24,733
BNP Paribas, 4.215%, dated 06/29/07
to be repurchased on 07/02/07, repurchase price $287,824 (collateralized by U.S. Treasury Obligations; 2.000%-8.750%, due 04/15/12-04/15/28; total market value $293,478)	287,723	287,723
Deutsche Bank AG, 4.365%, dated
06/29/07 to be repurchased on 07/02/07, repurchase price $90,463 (collateralized by U.S. Treasury Obligations; 3.250%-4.750%, due 08/15/08-02/15/15; total market value $92,240)	90,430	90,430
Dresdner Bank AG, 4.315%, dated
06/29/07 to be repurchased on 07/02/07, repurchase price $174,332 (collateralized by U.S. Treasury Obligations; 2.500%-6.000%, due 05/31/08-07/15/16; total market value $177,759)	174,269	174,269
Greenwich Capital Markets, Inc.,
4.315%, dated 06/29/07 to be repurchased on 07/02/07, repurchase price $295,541 (collateralized by U.S. Treasury Obligations; DN-11.250%, due 08/15/07-02/15/37; total market value $301,346)	295,435	295,435
HSBC Securities, Inc., 4.315%, dated
06/29/07 to be repurchased on 07/02/07, repurchase price $383,657 (collateralized by U.S. Treasury Obligations; DN-6.250%, due 08/15/10-02/15/29; total market value $391,189)	383,519	383,520

	Principal
	Amount	Value
JPMorgan Chase & Co., 4.215%, dated
06/29/07 to be repurchased on 07/02/07, repurchase price $52,530 (collateralized by U.S. Treasury Obligations; 4.500%-8.875%, due 02/15/19-02/15/36; total market value $53,564)	52,511	52,511
Lehman Brothers, Inc., 4.465%, dated
06/29/07 to be repurchased on 07/02/07, repurchase price $7,887 (collateralized by U.S. Treasury Obligations; 1.875%, due 07/15/13; total market value $8,043)	7,884	7,884
Merrill Lynch & Co., Inc., 3.965%,
dated 06/29/07 to be repurchased on 07/02/07, repurchase price $77,164 (collateralized by U.S. Treasury Obligations; 3.250%-11.250%, due 02/15/15-02/15/25; total market value $78,685)	77,138	77,138
Morgan Stanley, 4.215%, dated
06/29/07 to be repurchased on 07/02/07, repurchase price $69,364 (collateralized by U.S. Treasury Obligations; 3.625%, due 01/15/08; total market value $70,727)	69,340	69,340
UBS Warburg LLC, 4.315%, dated
06/29/07 to be repurchased on 07/02/07, repurchase price $379,053 (collateralized by U.S. Treasury Obligations; DN-11.750%, due 11/15/14-08/15/35; total market value $386,499)	378,917	378,917

Total Repurchase Agreements (Cost $2,169,321)		2,169,321

Total Investments (Cost $2,249,045) (a) - 98.9%		2,249,045
Other assets in excess of liabilities - 1.1%		24,473

Net Assets - 100.0%		$2,273,518

(a)	Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)	Rate represents the effective yield at purchase.
DN – Discount Note
LLC – Limited Liability Corporation
See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
1. Organization
The STI Classic Funds (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company offering the following funds as of June 30, 2007: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund (formerly Large Cap Relative Value Fund), Large Cap Growth Stock Fund (formerly Capital Appreciation Fund), Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund (formerly Mid-Cap Equity Fund), Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Quantitative Equity Fund, Small Cap Value Equity Fund, Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund, Life Vision Target Date 2035 Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of the Funds’ investment objectives, policies, and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ administrator shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.
The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund , Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not pre-authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by a Fair Value Pricing Service to fair value their international equity securities.
The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (the “Life Vision Funds”) consist of investments in underlying investment companies (some of which are affiliated), which are valued at their respective daily net asset values.

Security Transactions– During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on trade date on the last business day of the reporting period
Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Contracts — The International Equity, International Equity Index, Intermediate Bond, Investment Grade Bond, Strategic Income and Total Return Bond Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of June 30, 2007, the Funds did not hold any forward foreign currency contracts.
Securities Lending – Each Fund (except the Small Cap Quantitative Equity, Life Vision and Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, sub-adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter for each equity Fund or an amount equal to at least 100% (103% for non-U.S. securities) thereafter for any other Fund. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.
A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At June 30, 2007, the Portfolio was invested in repurchase agreements and asset backed securities (with interest rates ranging from 5.306% to 5.585% and maturity dates ranging from 07/02/07 to 04/25/22).
Repurchase Agreements - The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Securities Purchased on a When-Issued Basis - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested.
TBA Purchase Commitments - The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.”
Mortgage Dollar Rolls - The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of June 30, 2007, there were no open mortgage dollar rolls.
Bank Loans – The High Income, Seix Floating Rate High Income, Seix High Yield, and Strategic Income Funds invest in first and second lien floating rate loans (“bank loans”). These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to the borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked to market daily, are presented with the Schedule of Portfolio Investments. At June 30, 2007, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.
Swap Agreements — The High Income, Intermediate Bond, Investment Grade Bond, Investment Grade Tax-Exempt Bond, Strategic Income and Total Return Bond Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. The Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.
Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.
Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.
Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of June 30, 2007, all of these restricted securities have been deemed liquid by the Funds’ advisers based upon procedures approved by the Board unless stated otherwise on each Fund’s Schedule of Portfolio Investments.
Future Contracts – Each of the Funds’ may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.
New Accounting Pronouncements - In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
3. Risks
The International Equity, International Equity Index, Intermediate Bond, Investment Grade Bond, Strategic Income and Total Return Bond Funds invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of interest rate fluctuation and price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The High Income, Seix High Yield and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.
The High Income Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund and Strategic Income Fund invest in first and second lien senior floating rate loans. The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
The Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond and Virginia Tax-Free Money Market Funds’ concentrations of investment in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.
The Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, Total Return Bond, Ultra-Short Bond, U.S. Government Securities and U.S. Government Securities Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.
The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.
Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the

Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.
Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) STI Classic Funds

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, STI Classic Funds

Date August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short
Julia Short, President, STI Classic Funds

Date August 28, 2007

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, STI Classic Funds

Date August 28, 2007

*	Print the name and title of each signing officer under his or her signature.